UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09195
SA Funds – Investment Trust
(Exact name of registrant as specified in charter)
3055 Olin Avenue, Suite 2000 San Jose, California		95128
(Address of principal executive offices)		(Zip code)
Steven McGinnis Chief Compliance Officer SA Funds – Investment Trust 3055 Olin Ave., Suite 2000 San Jose, CA 95128
(Name and address of agent for service)

Copies to:
Thomas Reyes Vice President and Counsel State Street Bank and Trust Company One Federal Street, 9th Floor Boston, Massachusetts 02110		R. Darrell Mounts Counsel to the Trust Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue, NW, 2nd Floor Washington, D.C. 20036

Registrant’s Telephone Number, Including Area Code:		(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2005 (Unaudited)

		FACE AMOUNT	VALUE
BONDS AND NOTES — 97.3%
Canada — 10.0%
Province of British Columbia, 6.250%, 12/01/09	CAD	$11,200,000	$10,164,765
Canada Housing Trust, 4.650%, 9/15/09	CAD	9,800,000	8,357,120
Government of Canada, 4.250%, 9/01/09	CAD	8,100,000	6,830,744
Province of Ontario, 6.200%, 11/19/09	CAD	11,000,000	9,954,152
			$35,306,781
Finland — 2.2%
Republic of Finland, 3.250%, 5/15/09	USD	8,000,000	7,704,192
France — 5.9%
Dexia Credit Local, 5.500%, 1/21/09	USD	4,600,000	4,768,153
French Treasury Note BTAN, 3.000%, 1/12/10	EUR	7,000,000	9,061,189
Total Capital SA, 3.500%, 1/05/09	USD	7,200,000	6,971,076
			$20,800,418
Germany — 10.5%
Deutsche Bundesrepublik, 5.375%, 1/04/10	EUR	5,000,000	7,152,371
DSL Bank AG, 5.500%, 2/17/09	USD	1,700,000	1,766,774
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	424,767
KfW Group, 3.250%, 3/30/09	USD	7,200,000	6,937,517
Landeskreditbank Baden-Wuerttemberg - Foerderbank, 4.500%, 1/26/09	CAD	4,130,000	3,474,471
Landwirtschaftliche Rentenbank, 4.250%, 9/01/09	CAD	11,300,000	9,446,637
Westdeutsche Landesbank, 6.050%, 1/15/09	USD	7,500,000	7,843,035
			$37,045,572
Japan — 2.5%
Toyota Credit Canada Inc., 4.250%, 6/17/09	CAD	7,900,000	6,588,038
Toyota Credit Canada, Inc., 4.750%, 6/29/09	CAD	2,800,000	2,379,068
			$8,967,106
Netherlands — 7.9%
Bank Nederlandse Gemeenten NV, 4.375%, 9/15/09	USD	4,000,000	3,972,848
Nederlandse Waterschapsbank, 2.750%, 12/30/08	USD	5,000,000	4,710,620
Netherlands Government, 3.000%, 1/15/10	EUR	7,000,000	9,059,999
Rabobank Nederland - Cooperative Centrale Raiffeisen-Boerenleenbank B.A., 4.250%, 1/05/09	CAD	12,200,000	10,195,192
			$27,938,659
Norway — 2.5%
Eksportfinans ASA, 4.375%, 7/15/09	USD	8,830,000	8,791,024
Spain — 2.2%
Instituto de Credito Oficial, 3.875%, 7/15/09	USD	8,100,000	7,940,268
Supranational — 12.2%
Asian Development Bank, 5.948%, 5/20/09	USD	8,500,000	8,973,705
European Investment Bank, 3.375%, 3/16/09	USD	8,300,000	8,061,101
European Investment Bank, 4.000%, 4/15/09	SEK	5,000,000	731,589
Interamerican Development Bank, 5.625%, 6/29/09	CAD	6,700,000	5,914,256
Interamerican Development Bank, 5.375%, 11/18/08	USD	3,200,000	3,325,581
International Bank of Reconstruction & Development, 5.125%, 3/13/09	USD	8,000,000	8,243,024
International Finance Corp., 3.750%, 6/30/09	USD	8,300,000	8,119,790
			$43,369,046
Sweden — 5.5%
Government of Sweden, 4.000%, 12/01/09	SEK	66,000,000	9,695,482
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	5,879,712
Kommuninvest I Sverige, 4.000%, 1/21/10	USD	4,000,000	3,913,400
			$19,488,594
United Kingdom — 1.2%
BP Canada Finance Co., 3.625%, 1/15/09	USD	4,525,000	4,411,468
United States — 34.7%
Citigroup, Inc., 4.250%, 7/29/09	USD	4,500,000	4,436,321
Federal Farm Credit Bank, 3.625%, 10/24/08	USD	5,000,000	4,888,750
Federal Farm Credit Bank, 4.125%, 4/15/09	USD	3,000,000	2,972,922
Federal Home Loan Bank, 3.000%, 4/15/09	USD	9,700,000	9,236,641
Federal Home Loan Bank, 3.500%, 2/13/09	USD	4,000,000	3,887,348
Federal Home Loan Bank, 3.875%, 1/15/10	USD	6,100,000	5,963,738
Federal Home Loan Bank, 4.000%, 11/13/09	USD	3,000,000	2,943,855
Federal Home Loan Mortgage Corp., 5.750%, 3/15/09	USD	4,000,000	4,201,828
Federal Home Loan Mortgage Corp., 6.625%, 9/15/09	USD	4,500,000	4,895,573
Federal National Mortgage Association, 3.250%, 2/15/09	USD	12,000,000	11,534,604
Federal National Mortgage Association, 5.250%, 1/15/09	USD	4,600,000	4,745,102
General Electric Capital Corp., 3.250%, 6/15/09	USD	8,800,000	8,357,835
Pfizer, Inc., 5.625%, 4/15/09	USD	6,100,000	6,327,445
Procter & Gamble Co., 6.875%, 9/15/09	USD	8,900,000	9,751,445
Tennessee Valley Authority Series G, 5.375%, 11/13/08	USD	8,540,000	8,864,588
The Gillette Co., 3.800%, 9/15/09	USD	7,300,000	7,108,974
US Bank N.A., 3.400%, 3/02/09	USD	6,800,000	6,528,734
Wal-Mart Stores, Inc., 6.875%, 8/10/09	USD	8,300,000	9,050,586

		FACE AMOUNT	VALUE
BONDS AND NOTES (Continued)
United States (Continued)
Wells Fargo & Co., 3.125%, 4/01/09	USD	7,500,000	7,123,087
			$122,819,376
TOTAL BONDS AND NOTES
(Identified Cost $348,537,505)			$344,582,504
SHORT-TERM INVESTMENTS — 2.6%
		SHARES
United States — 2.6%
SSgA Money Market Fund		9,374,508	9,374,508
SSgA U.S. Government Money Market Fund		1	1
			$9,374,509
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $9,374,509)			$9,374,509
Total Investments — 99.9%
(Identified Cost $357,912,014)#			$353,957,013

Cash and Other Assets, Less liabilities — 0.1%			183,709
Net Assets — 100.0%			$354,140,722

#

At March 31, 2005 the aggregate cost of investment securities for income tax purposes was $357,912,014. Net unrealized depreciation aggregated $3,955,001 of which $2,622,369 related to appreciated investment securities and $6,577,370 related to depreciated investment securities.

Key to abbreviations:
CAD — Canadian Dollar
EUR — Euro Currency
SEK — Swedish Krona
USD — U.S. Dollar

SA Fixed Income Fund

Sector Holdings at March 31, 2005

(As a percentage of net Assets)

Sector	Percentage
Foreign Government/Agency	35.3%
Government Agency	18.1
Banks	14.5
Supranational Organizations	12.2
Cosmetics & Toiletries	4.8
Oil & Gas	3.2
Other	2.6
Retail - General	2.5
Financial Services	2.5
Diversified Operations	2.4
Health Care - Drugs	1.8
99.9%

At March 31, 2005 the SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized (Appreciation)

Canadian Dollar (sell)	04/06/2005	85,959,027	$69,303,352	$71,064,186	$(1,760,834)
Canadian Dollar (sell)	04/06/2005	3,988,454	3,300,744	3,297,341	3,403
Euro Currency (sell)	04/06/2005	7,012,629	9,247,554	9,094,755	152,799
Euro Currency (sell)	04/06/2005	7,059,002	9,472,898	9,154,897	318,001
Euro Currency (sell)	04/06/2005	5,572,789	7,423,401	7,227,411	195,990
Swedish Krona (sell)	04/06/2005	120,489,847	$17,671,084	$17,055,438	615,646
					$(474,995)

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2005 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 99.4%
Advertising — 0.2%
aQuantive, Inc.*	600	$6,643
Getty Images, Inc.*	1,600	113,776
Interpublic Group of Cos., Inc.*	11,870	145,764
Lamar Advertising Co. Class A*	2,300	92,667
Omnicom Group, Inc.	5,200	460,304
		$819,154
Aerospace/Defense — 1.7%
Alliant Techsystems, Inc.*	875	62,519
Armor Holdings, Inc.*	400	14,836
Boeing Co.	23,500	1,373,810
Ceradyne, Inc.*	300	6,711
DRS Technologies, Inc.*	500	21,250
Engineered Support Systems, Inc.	300	16,056
General Dynamics Corp.	5,200	556,660
Goodrich Corp.	3,100	118,699
Hexcel Corp.*	800	12,408
Honeywell International, Inc.	25,500	948,855
Northrop Grumman Corp.	9,944	536,777
Orbital Sciences Corp.*	200	1,936
Raytheon Co.	12,700	491,490
Rockwell Collins	4,600	218,914
Teledyne Technologies, Inc.*	500	15,650
The Titan Corp.*	1,000	18,160
Triumph Group, Inc.*	200	7,788
United Defense Industries, Inc.	1,200	88,104
United Technologies Corp.	14,300	1,453,738
		$5,964,361
Agricultural Operations — 0.1%
AGCO Corp.*	1,900	34,675
Delta & Pine Land Co.	500	13,500
Monsanto Co.	6,917	446,147
		$494,322
Airlines — 0.1%
AirTran Holdings, Inc.*	2,400	21,720
Alaska Air Group, Inc.*	700	20,608
AMR Corp.*	2,800	29,960
Continental Airlines, Inc. Class B*	2,000	24,080
Delta Air Lines, Inc.*	1,500	6,075
ExpressJet Holdings, Inc.*	700	7,987
JetBlue Airways Corp.*	2,500	47,600
Northwest Airlines Corp. Class A*	1,200	8,028
SkyWest, Inc.	800	14,872
Southwest Airlines Co.	23,500	334,640
		$515,570
Appliances — 0.0%
Maytag Corp.	1,400	19,558
Whirlpool Corp.	1,700	115,141
		$134,699
Auto & Related — 0.9%
Aaron Rents, Inc.	500	10,000
Advance Auto Parts, Inc.*	1,800	90,810
American Axle & Manufacturing Holdings, Inc.	1,100	26,950
Asbury Automotive Group, Inc.*	900	13,860
AutoZone, Inc.*	2,000	171,400
BorgWarner, Inc.	1,200	58,416
CarMax, Inc.*	2,473	77,899
CSK Auto Corp.*	500	8,825
Cummins Engine Co., Inc.	1,200	84,420
Dana Corp.	3,300	42,207
Delphi Automotive Systems Corp.	15,700	70,336
Dollar Thrifty Automotive Group, Inc.*	500	16,390
Ford Motor Co.	52,800	598,224
General Motors Corp.	15,800	464,362
Harley-Davidson, Inc.	8,200	473,632
Johnson Controls, Inc.	5,300	295,528
Lear Corp.	1,700	75,412
Monaco Coach Corp.	400	6,460
Navistar International Corp.*	1,800	65,520
O’Reilly Automotive, Inc.*	1,200	59,436
Oshkosh Truck Corp.	800	65,592
PACCAR, Inc.	4,825	349,282
Rent-A-Center, Inc.*	1,850	50,524
Superior Industries International, Inc.	300	7,923
Tenneco Automotive, Inc.*	500	6,230
Thor Industries, Inc.	1,600	47,856
United Auto Group, Inc.	600	16,698
United Rentals, Inc.*	2,200	44,462
Visteon Corp.	1,800	10,278
Wabash National Corp.	300	7,320
Winnebago Industries, Inc.	400	12,640
		$3,328,892
Banks/Savings & Loans — 5.4%
Accredited Home Lenders Holding Co.*	100	3,623
Alabama National BanCorp.	300	18,567
AMCORE Financial, Inc.	500	14,125
Associated Banc-Corp.	3,419	106,775
Astoria Financial Corp.	2,700	68,310
BancorpSouth, Inc.	1,700	35,088
Bank of America Corp.	117,666	5,189,071
Bank of New York Co., Inc.	23,300	676,865
BankUnited Financial Corp. Class A*	500	13,430
BB&T Corp.	16,579	647,907
BOK Financial Corp.*	1,242	50,525
Boston Private Financial Holdings, Inc.	300	7,125
Brookline Bancorp, Inc.	1,500	22,350
Capitol Federal Financial	1,500	51,960
Cathay Bancorp, Inc.	950	29,925
Central Pacific Financial Corp.	300	10,095
Chemical Financial Corp.	315	10,239
Chittenden Corp.	625	16,294
City National Corp.	1,200	83,784
Comerica, Inc.	4,800	264,384
Commerce Bancshares, Inc.	1,787	86,133
Commercial Federal Corp.	600	16,590
Community Bank Systems, Inc.	400	9,164
Compass Bancshares, Inc.	3,400	154,360
Corus Bankshares, Inc.	800	38,152
CVB Financial Corp.	1,758	31,890
Dime Community Bancshares	600	9,120
Downey Financial Corp.	300	18,459
East West Bancorp, Inc.	1,200	44,304
Fifth Third Bancorp	16,037	689,270
First Charter Corp.	600	13,554
First Community Bancorp	200	8,860
First Financial Bancorp	630	11,498
First Horizon National Corp.	3,400	138,686
First Niagara Financial Group, Inc.	1,100	14,531
First Republic Bank	300	9,711
FirstFed Financial Corp.*	300	15,303
Flagstar Bancorp, Inc.	1,200	23,460
FNB Corp.	551	10,552
Fulton Financial Corp.	3,591	78,248
Glacier Bancorp, Inc.	200	6,100
Golden West Financial Corp.	8,600	520,300
Greater Bay Bancorp	900	21,969
Hancock Holding Co.	400	13,000
Harbor Florida Bancshares, Inc.	300	10,230

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Harleysville National Corp.	420	8,925
Hibernia Corp. Class A	4,000	128,040
Hudson City Bancorp, Inc.	5,200	190,060
Hudson United Bancorp	900	31,725
Huntington Bancshares, Inc.	6,500	155,350
Independence Community Bank Corp.	2,184	85,176
M&T Bank Corp.	3,000	306,180
MAF Bancorp, Inc.	400	16,616
Main Street Banks, Inc.	200	5,296
Marshall & Ilsley Corp.	6,300	263,025
MB Financial, Inc.	450	17,235
Mercantile Bankshares Corp.	2,100	106,806
Mid-State Bancshares	200	5,320
National Penn Bancshares, Inc.	500	12,285
NBT Bancorp, Inc.	600	13,446
New Century Financial Corp.	450	21,069
New York Community Bancorp, Inc.	6,865	124,668
North Fork Bancorp., Inc.	13,136	364,393
Northern Trust Corp.	6,100	264,984
Northwest Bancorp, Inc.	900	19,269
Ocwen Financial Corp.*	200	1,614
Old National Bancorp	1,307	26,532
Pacific Capital Bancorp	666	19,833
People’s Bank	2,400	98,280
PFF Bancorp, Inc.	450	12,420
PNC Bank Corp.	7,900	406,692
Provident Bankshares Corp.	400	13,184
Regions Financial Corp.	12,999	421,168
Republic Bancorp, Inc.	1,464	19,823
Riggs National Corp.	500	9,545
S&T Bancorp, Inc.	415	14,691
Silicon Valley Bancshares*	500	22,030
Sovereign Bancorp, Inc.	9,700	214,952
Sterling Bancshares, Inc.	400	5,680
Sterling Financial Corp.*	440	15,708
Sun Trust Banks, Inc.	10,426	751,402
TCF Financial Corp.	3,600	97,740
TD Banknorth, Inc.*	2,352	73,476
Texas Regional Bancshares, Inc. Class A	825	24,841
The Colonial BancGroup, Inc.	4,000	82,080
Toronto-Dominion Bank	1,128	46,643
TrustCo Bank Corp. NY	1,380	15,856
Trustmark Corp.	1,300	37,700
U.S. Bancorp	52,315	1,507,718
UCBH Holdings, Inc.	900	35,910
UMB Financial Corp.	300	17,076
Umpqua Holdings Corp.	400	9,340
UnionBanCal Corp.	3,800	232,750
United Bankshares, Inc.	500	16,570
United Community Banks, Inc.	550	13,051
Valley National Bancorp	2,191	56,484
Wachovia Corp.	44,931	2,287,437
Washington Federal, Inc.	1,947	45,385
Washington Mutual, Inc.	24,250	957,875
Webster Financial Corp.	1,200	54,492
WesBanco, Inc.	100	2,751
Westamerica Bancorp.	700	36,239
Westcorp.	1,100	46,475
Wintrust Financial Corp.	300	14,127
Zions Bancorp.	2,700	186,354
		$19,405,678
Broadcasting — 0.9%
Charter Communications, Inc. Class A*	3,000	4,800
Clear Channel Communications, Inc.	15,300	527,391
Comcast Corp. Class A*	40,825	1,379,068
Comcast Corp. Class A Special*	10,000	334,000
Crown Media Holdings, Inc. Class A*	900	8,109
Cumulus Media, Inc. Class A*	800	11,400
Entravision Communications Corp.*	1,700	15,079
Gray Television, Inc.	500	7,235
Hearst-Argyle Television, Inc.	1,000	25,500
Liberty Media International, Inc. Series A*	3,210	140,405
Lin TV Corp. Class A*	200	3,386
Mediacom Communications Corp.*	2,700	17,658
Radio One, Inc. Class A*	200	2,936
Salem Communications Corp. Class A*	200	4,120
Spanish Broadcasting System, Inc. Class A*	400	4,104
The DIRECTV Group, Inc.*	20,999	302,806
TiVo, Inc.*	1,100	5,687
UnitedGlobalCom, Inc. Class A*	10,100	95,546
Univision Communications, Inc. Class A*	7,150	197,984
World Wrestling Federation Entertainment, Inc.	200	2,400
		$3,089,614
Building & Construction — 0.8%
Beazer Homes USA, Inc.	600	29,916
Cavco Industries, Inc.*	100	2,418
Centex Corp.	3,500	200,445
Champion Enterprises, Inc.*	900	8,460
D.R. Horton, Inc.	8,700	254,388
Dycom Industries, Inc.*	700	16,093
ElkCorp	200	7,692
Emcor Group, Inc.*	300	14,046
Fleetwood Enterprises, Inc.*	700	6,090
Florida Rock Industries, Inc.	950	55,879
Granite Construction, Inc.	500	13,135
Hovnanian Enterprises, Inc. Class A*	1,000	51,000
Jacobs Engineering Group, Inc.*	1,200	62,304
KB HOME	1,100	129,206
Lafarge Corp.	1,700	99,365
Lennar Corp.	3,200	181,376
Lennar Corp. Class B	800	42,168
M.D.C. Holdings, Inc.	1,057	73,620
M/I Homes, Inc.	100	4,893
Martin Marietta Materials, Inc.	1,200	67,104
Masco Corp.	13,400	464,578
Meritage Corp.*	400	23,568
Modine Manufacturing Co.	400	11,732
NCI Building Systems, Inc.*	200	7,720
NVR, Inc.*	100	78,500
Pulte Corp.	3,600	265,068
Ryland Group, Inc.	1,200	74,424
Simpson Manufacturing Co., Inc.	800	24,720
Standard Pacific Corp.	700	50,533
Technical Olympic USA, Inc.	500	15,100
Texas Industries, Inc.	300	16,125
The Shaw Group, Inc.*	1,000	21,800
Toll Brothers, Inc.*	2,100	165,585
Trex Co., Inc.*	100	4,441
URS Corp.*	600	17,250
Vulcan Materials Co.	2,700	153,441
Walter Industries, Inc.	400	17,020
Washington Group International, Inc.*	300	13,497
WCI Communities, Inc.*	600	18,048
William Lyon Homes, Inc.*	200	15,340
York International Corp.	500	19,590
		$2,797,678

	SHARES	VALUE
COMMON STOCKS (Continued)
Business Services — 1.3%
Acxiom Corp.	1,900	39,767
ADVO, Inc.	400	14,980
Aspect Communications Corp.*	800	8,328
Automatic Data Processing, Inc.	16,300	732,685
Banta Corp.	500	21,400
BEA Systems, Inc.*	12,100	96,437
BearingPoint, Inc.*	6,000	52,620
Brady Corp. Class A	600	19,410
Catalina Marketing Corp.	800	20,720
CDI Corp.	300	6,639
Ceridian Corp.*	3,600	61,380
Certegy, Inc.	300	10,386
ChoicePoint, Inc.*	2,166	86,878
Cintas Corp.	4,800	198,288
CSG Systems International, Inc.*	800	13,032
Ecolab, Inc.	7,200	237,960
Electronic Data Systems Corp.	15,400	318,318
Expeditors International of Washington, Inc.	2,800	149,940
Fair, Issac & Co., Inc.	1,600	55,104
First Data Corp.	23,191	911,638
Fiserv, Inc.*	5,450	216,910
Foundry Networks, Inc.*	4,100	40,590
FTI Consulting, Inc.*	1,100	22,704
Gartner, Inc. Class A*	1,900	18,183
Gevity HR, Inc.	200	3,824
Global Payments, Inc.	240	15,478
Harte-Hanks, Inc.	2,550	70,278
Hudson Highland Group, Inc.*	270	4,614
Iron Mountain, Inc.*	3,350	96,614
John H. Harland Co.	500	17,180
Keane, Inc.*	1,100	14,333
Kelly Services, Inc. Class A	500	14,395
Korn/Ferry International*	400	7,612
Manpower, Inc.	2,200	95,744
MAXIMUS, Inc.	400	13,396
MPS Group, Inc.*	2,900	30,479
Navigant Consulting, Inc.*	613	16,692
NCO Group, Inc.*	500	9,775
Paychex, Inc.	10,550	346,251
Resources Connection, Inc.*	600	12,558
Robert Half International, Inc.	4,900	132,104
SEI Investments Co.	2,700	97,632
TeleTech Holdings, Inc.*	1,900	24,548
Tetra Tech, Inc.*	1,000	12,620
The Corporate Executive Board Co.	800	51,160
The Reynolds & Reynolds Co. Class A	1,500	40,590
Watson Wyatt & Co. Holdings	500	13,600
Westwood One, Inc.*	2,200	44,770
		$4,540,544
Chemicals — 1.4%
A. Schulman, Inc.	200	3,484
Air Products & Chemicals, Inc.	6,400	405,056
Airgas, Inc.	1,700	40,613
Albemarle Corp.	500	18,180
Arch Chemicals, Inc.	200	5,694
Ashland, Inc.	1,700	114,699
Cabot Corp.	1,400	46,802
Cabot Microelectronics Corp.*	300	9,414
Crompton Corp.	1,800	26,280
Cytec Industries, Inc.	1,000	54,250
Dionex Corp.*	300	16,350
Dow Chemical Co.	26,400	1,316,040
E.I. du Pont de Nemours & Co.	28,100	1,439,844
Eastman Chemical Co.	1,900	112,100
Engelhard Corp.	3,000	90,090
Ferro Corp.	500	9,410
FMC Corp.*	700	37,415
Georgia Gulf Corp.	600	27,588
Great Lakes Chemical Corp.	800	25,696
H.B. Fuller Co.	500	14,500
Hercules, Inc.*	1,300	18,824
Kronos Worldwide Inc	722	30,709
Lubrizol Corp.	1,600	65,024
Lyondell Chemical Co.	5,155	143,927
MacDermid, Inc.	600	19,500
Minerals Technologies, Inc.	300	19,734
NL Industries, Inc.	800	18,480
Olin Corp.	700	15,610
OM Group, Inc.*	400	12,168
Praxair, Inc.	8,300	397,238
Rohm & Haas Co.	5,800	278,400
RPM, Inc.	2,600	47,528
Sigma-Aldrich Corp.	1,700	104,125
Spartech Corp.	500	9,925
Symyx Technologies*	400	8,820
Terra Industries, Inc.*	2,400	18,624
The Mosaic Co.*	1,800	30,708
The Valspar Corp.	1,000	46,540
Valhi, Inc.	2,860	56,199
		$5,155,588
Commercial Services — 0.2%
Alliance Data Systems Corp.*	2,100	84,840
Aramark Corp. Class B	2,900	76,212
Arbitron, Inc.	300	12,870
Central Parking Corp.	200	3,436
Convergys Corp.*	4,200	62,706
CoStar Group, Inc.*	200	7,370
Deluxe Corp.	1,100	43,846
Euronet Worldwide, Inc.*	400	11,420
Gartner, Inc. Class B*	100	935
Hewitt Associates, Inc. Class A*	380	10,108
Labor Ready, Inc.*	500	9,325
PHH Corp.*	1,367	29,896
Plexus Corp.*	800	9,208
Polycom, Inc.*	2,400	40,680
Quanta Services, Inc.*	3,000	22,890
R.H. Donnelley Corp.*	700	40,663
Veritas DGC, Inc.*	700	20,972
Viad Corp.	400	10,760
Weight Watchers International, Inc.*	2,700	116,046
		$614,183
Communication Services — 0.0%
West Corp.*	1,500	48,000
Communications Equipment — 0.1%
Andrew Corp.*	4,100	48,011
Arris Group, Inc.*	1,200	8,292
Ditech Communications Corp.*	300	3,741
Finisar Corp.*	900	1,125
Freescale Semiconductor, Inc. Class B*	6,779	116,938
Harmonic, Inc.*	900	8,604
Inter-Tel, Inc.	300	7,350
L-3 Communications Holdings, Inc.	3,000	213,060
Sonus Networks, Inc.*	3,600	15,264
Tekelec*	900	14,346
ViaSat, Inc.*	200	3,738
		$440,469

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Equipment — 1.7%
Adaptec, Inc.*	1,100	5,269
Advanced Digital Information Corp.*	800	6,560
Brocade Communications Systems, Inc.*	7,500	44,400
Electronics for Imaging, Inc.*	700	12,488
EMC Corp.*	71,932	886,202
Emulex Corp.*	1,500	28,260
Hutchinson Technology, Inc.*	400	13,912
Imation Corp.	500	17,375
Ingram Micro, Inc. Class A*	4,200	70,014
Insight Enterprises, Inc.*	800	14,048
Intel Corp.	176,800	4,107,064
Kronos, Inc.*	500	25,555
Maxtor Corp.*	7,000	37,240
McDATA Corp. Class A*	1,500	5,655
MEMC Electronic Materials, Inc.*	4,600	61,870
Mentor Graphics Corp.*	2,100	28,770
PalmOne, Inc.*	1,000	25,380
SanDisk Corp.*	4,200	116,760
Semtech Corp.*	1,200	21,444
Silicon Storage Technology, Inc.*	1,300	4,836
Storage Technology Corp.*	2,500	77,000
Synaptics, Inc.*	300	6,960
Varian Semiconductor Equipment Associates, Inc.*	500	19,005
VERITAS Software Corp.*	11,800	273,996
Western Digital Corp.*	4,500	57,375
Whitney Holding Corp.	950	42,285
		$6,009,723
Computer Services — 1.6%
Affiliated Computer Services, Inc. Class A*	3,200	170,368
Anteon International Corp.*	400	15,572
Avocent Corp.*	1,100	28,226
Black Box Corp.	300	11,223
Cadence Design Systems, Inc.*	8,100	121,095
Cisco Systems, Inc.*	176,100	3,150,429
Cognizant Technology Solutions Corp.*	3,700	170,940
Computer Sciences Corp.*	5,300	243,005
Compuware Corp.*	10,800	77,760
Diebold, Inc.	1,700	93,245
DST Systems, Inc.*	2,500	115,450
Extreme Networks, Inc.*	3,400	20,026
FactSet Research Systems, Inc.	1,050	34,660
GTECH Holdings Corp.	3,000	70,590
Intergraph Corp.*	700	20,167
Jack Henry & Associates, Inc.	2,000	35,980
Manhattan Associates, Inc.*	300	6,111
MICROS Systems, Inc.*	600	22,026
MTS Systems Corp.	152	4,413
NCR Corp.*	4,800	161,952
Network Appliance, Inc.*	10,000	276,600
Perot Systems Corp. Class A*	2,500	33,600
Sapient Corp.*	1,500	11,018
SRA International, Inc. Class A*	200	12,050
Sun Microsystems, Inc.*	94,400	381,376
SunGard Data Systems, Inc.*	8,100	279,450
Sybase, Inc.*	2,100	38,766
Syntel, Inc.	600	10,620
The BISYS Group, Inc.*	2,900	45,472
Unisys Corp.*	9,400	66,364
Wind River Systems, Inc.*	1,300	19,604
		$5,748,158
Computer Software — 3.4%
3Com Corp.*	8,200	29,192
Activision, Inc.*	5,733	84,853
Adobe Systems, Inc.	6,200	416,454
Advent Software, Inc.*	400	7,272
Altiris, Inc.*	300	7,155
ANSYS, Inc.*	300	10,263
Ascential Software Corp.*	471	8,728
Autodesk, Inc.	6,000	178,560
BMC Software, Inc.*	5,800	87,000
Borland Software Corp.*	2,200	17,864
CheckFree Corp.*	2,400	97,824
Citrix Systems, Inc.*	4,400	104,808
Computer Associates International, Inc.	17,700	479,670
Dendrite International, Inc.*	400	5,616
Digitas, Inc.*	2,600	26,260
Electronic Arts, Inc.*	8,500	440,130
Enterasys Networks, Inc.*	1,700	2,380
Epicor Software Corp.*	700	9,170
eResearch Technology, Inc.*	600	7,068
FileNET Corp.*	500	11,390
Hyperion Solutions Corp.*	800	35,288
Identix, Inc.*	700	3,535
Informatica Corp.*	2,400	19,848
Internet Security Systems, Inc.*	600	10,980
Intuit, Inc.*	4,900	214,473
Lawson Software, Inc.*	1,200	7,080
Macromedia, Inc.*	1,600	53,600
McAfee, Inc.*	4,200	94,752
Mercury Interactive Corp.*	2,200	104,236
Microsoft Corp.	287,700	6,953,709
Midway Games, Inc.*	1,000	10,260
National Instruments Corp.	1,750	47,337
NetIQ Corp.*	700	8,001
Novell, Inc.*	10,600	63,176
NVIDIA Corp.*	4,300	102,168
Openwave Systems, Inc.*	900	10,971
Oracle Corp.*	138,360	1,726,733
PalmSource, Inc.*	154	1,392
Parametric Technology Corp.*	4,200	23,478
Progress Software Corp.*	600	15,732
Quest Software, Inc.*	2,500	34,600
Red Hat, Inc.*	4,000	43,640
SERENA Software, Inc.*	1,000	23,760
Siebel Systems, Inc.*	14,200	129,646
Symantec Corp.*	16,400	349,812
Take-Two Interactive Software, Inc.*	500	19,550
THQ, Inc.*	500	14,070
TIBCO Software, Inc.*	6,000	44,700
Transaction Systems Architects, Inc. Class A*	400	9,260
WebMD Corp.*	8,800	74,800
		$12,282,244
Computers — 2.8%
Apple Computer, Inc.*	22,600	941,742
Dell, Inc.*	69,600	2,674,032
Gateway, Inc.*	8,200	33,046
Hewlett-Packard Co.	87,201	1,913,190
International Business Machines Corp.	46,600	4,258,308
		$9,820,318
Construction Materials — 0.0%
Eagle Materials, Inc.	353	28,572
Eagle Materials, Inc. Class B	178	14,026
Universal Forest Products, Inc.	200	7,770
		$50,368

	SHARES	VALUE
COMMON STOCKS (Continued)
Consumer Products — 2.3%
Avon Products, Inc.	13,200	566,808
Blyth, Inc.	500	15,920
Clorox Co.	6,000	377,940
Colgate-Palmolive Co.	13,800	719,946
Energizer Holdings, Inc.*	800	47,840
Estee Lauder Companies, Inc. Class A	3,800	170,924
Fortune Brands, Inc.	3,700	298,331
Fossil, Inc.*	1,600	41,480
Gillette Co.	27,800	1,403,344
Hasbro, Inc.	4,600	94,070
IDEXX Laboratories, Inc.*	800	43,328
International Flavors & Fragrances, Inc.	2,500	98,750
Jarden Corp.*	400	18,352
Mattel, Inc.	10,800	230,580
Newell Rubbermaid, Inc.	7,700	168,938
Playtex Products, Inc.*	1,000	9,000
Procter & Gamble Co.	71,000	3,763,000
Russ Berrie & Co., Inc.	400	7,660
The Scotts Co. Class A*	600	42,138
The Yankee Candle Co., Inc.*	1,100	34,870
Tupperware Corp.	600	12,216
		$8,165,435
Containers & Glass — 0.1%
Crown Holdings, Inc.*	3,600	56,016
Owens-Illinois, Inc.*	3,600	90,504
Silgan Holdings, Inc.	300	19,494
		$166,014
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	2,800	87,136
Graphic Packaging Corp.*	6,000	26,460
Longview Fibre Co.	900	16,884
Sealed Air Corp.*	1,900	98,686
Sonoco Products Co.	1,700	49,045
Tredegar Corp.	400	6,744
		$284,955
Distribution/Wholesale — 0.2%
Aviall, Inc.*	300	8,400
CDW Corp.	2,200	124,696
Fastenal Co.	2,000	110,620
Genuine Parts Co.	4,900	213,101
Grainger, Inc.	2,500	155,675
Hughes Supply, Inc.	1,600	47,600
Owens & Minor, Inc.	500	13,575
ScanSource, Inc.*	100	5,183
SCP Pool Corp.	600	19,116
United Natural Foods, Inc.*	600	17,178
United Stationers, Inc.*	500	22,625
Watsco, Inc.	200	8,420
WESCO International, Inc.*	500	14,000
		$760,189
Diversified Operations — 2.0%
3M Co.	21,800	1,868,042
Actuant Corp. Class A*	200	8,984
Barnes Group, Inc.	400	10,868
Carlisle Cos., Inc.	600	41,862
Cendant Corp.	31,548	647,996
Chemed Corp.	200	15,296
Corning, Inc.*	39,300	437,409
Crane Co.	1,300	37,427
Danaher Corp.	8,600	459,326
Esterline Technologies Corp.*	300	10,365
Federal Signal Corp.	600	9,102
Fidelity National Financial, Inc.	4,615	152,018
Florida East Coast Industries, Inc.	500	21,240
GenCorp, Inc.	400	8,000
Griffon Corp.*	400	8,564
Harsco Corp.	1,000	59,610
Hawaiian Electric Industries, Inc.	1,800	45,936
Hillenbrand Industries, Inc.	1,500	83,205
Illinois Tool Works, Inc.	8,300	743,099
ITT Industries, Inc.	2,400	216,576
Jacuzzi Brands, Inc.*	2,100	20,496
Jefferson-Pilot Corp.	3,600	176,580
Lancaster Colony Corp.	500	21,275
Leucadia National Corp.	2,850	97,897
Lockheed Martin Corp.	12,400	757,144
Mathews International Corp. Class A	500	16,380
Pentair, Inc.	2,600	101,400
PerkinElmer, Inc.	4,500	92,835
PPG Industries, Inc.	4,500	321,840
Roper Industries, Inc.	1,000	65,500
Sensient Technologies Corp.	600	12,936
Teleflex, Inc.	900	46,062
Textron, Inc.	3,900	291,018
Trinity Industries, Inc.	600	16,902
Universal Corp.	500	22,885
UNOVA, Inc.*	800	16,520
Vector Group Ltd.	420	6,460
		$6,969,055
Education — 0.2%
Apollo Group, Inc. Class A*	5,150	381,409
Career Education Corp.*	2,700	92,502
Corinthian Colleges, Inc.*	1,800	28,296
DeVry, Inc.*	1,400	26,488
Education Management Corp.*	1,600	44,720
ITT Educational Services, Inc.*	900	43,650
Laureate Education, Inc.*	1,000	42,790
Renaissance Learning, Inc.	500	8,560
Strayer Education, Inc.	200	22,664
		$691,079
Electric Utilities — 0.1%
Duquesne Light Holdings, Inc.	2,200	39,424
Great Plains Energy, Inc.	1,700	51,986
MGE Energy, Inc.	200	6,630
NSTAR	1,100	59,730
Weststar Energy, Inc.	1,900	41,116
		$198,886
Electrical Equipment — 3.2%
A.O. Smith Corp.	300	8,661
Avid Technology, Inc.*	700	37,884
Axcelis Technologies, Inc.*	2,800	20,440
Checkpoint Systems, Inc.*	600	10,128
Credence Systems Corp.*	1,000	7,910
Fairchild Semiconductor Corp. Class A*	3,600	55,188
FLIR Systems, Inc.*	1,400	42,420
General Electric Co.	294,400	10,616,064
Genlyte Group, Inc.*	200	17,994
GrafTech International Ltd.*	1,100	6,259
Input/Output, Inc.*	900	5,805
Lincoln Electric Holdings, Inc.	900	27,072
Littelfuse, Inc.*	400	11,460
Microchip Technology, Inc.	5,750	149,557
Molex, Inc.	2,600	68,536
Paxar Corp.*	700	14,938
Power Integrations, Inc.*	400	8,356
Power-One, Inc.*	1,200	5,832

	SHARES	VALUE
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Rogers Corp.*	300	12,000
Veeco Instruments, Inc.*	400	6,020
Vicor Corp.	200	2,088
Xilinx, Inc.	9,800	286,454
		$11,421,066
Electronics — 2.3%
Advanced Micro Devices, Inc.*	10,300	166,036
Aeroflex, Inc.*	1,200	11,196
Agere Systems, Inc. Class A*	368	526
Agere Systems, Inc. Class B*	9,048	12,848
Agilent Technologies, Inc.*	14,700	326,340
Altera Corp.*	10,400	205,712
AMETEK, Inc.	1,500	60,375
Amkor Technology, Inc.*	5,300	20,458
Amphenol Corp. Class A	2,300	85,192
Analog Devices, Inc.	9,800	354,172
Anixter International, Inc.	600	21,690
Applied Materials, Inc.*	50,000	812,500
Applied Micro Circuits Corp.*	5,700	18,753
Arrow Electronics, Inc.*	3,500	88,725
Atmel Corp.*	14,300	42,185
ATMI, Inc.*	500	12,520
Avnet, Inc.*	2,922	53,823
AVX Corp.	5,200	63,700
Belden CDT, Inc.	500	11,105
Benchmark Electronics, Inc.*	700	22,281
Broadcom Corp. Class A*	7,000	209,440
Brooks Automation, Inc.*	500	7,590
Coherent, Inc.*	400	13,504
Conexant Systems, Inc.*	9,217	13,826
Cree, Inc.*	1,500	32,625
Cubic Corp.	500	9,470
Curtiss-Wright Corp. Class B	38	2,143
Cymer, Inc.*	500	13,385
Cypress Semiconductor Corp.*	3,800	47,880
DSP Group, Inc.*	500	12,880
Emerson Electric Co.	11,700	759,681
Entegris, Inc.*	2,200	21,758
eSPEED, Inc. Class A*	400	3,680
Exar Corp.*	600	8,040
Gentex Corp.	1,700	54,230
Harman International Industries, Inc.	1,900	168,074
Hubbell, Inc. Class B	1,100	56,210
Integrated Circuit Systems, Inc.*	1,300	24,856
Integrated Device Technology, Inc.*	3,200	38,496
International Rectifier Corp.*	1,500	68,250
Intersil Corp. Class A	4,500	77,940
Jabil Circuit, Inc.*	5,200	148,304
KEMET Corp.*	1,500	11,625
KLA-Tencor Corp.	5,500	253,055
Lam Research Corp.*	3,500	101,010
Lattice Semiconductor Corp.*	1,600	8,592
Linear Technology Corp.	8,600	329,466
LSI Logic Corp.*	10,800	60,372
Maxim Integrated Products, Inc.	9,136	373,388
Micrel, Inc.*	1,800	16,596
Micron Technology, Inc.*	17,100	176,814
Microsemi Corp.*	800	13,032
MKS Instruments, Inc.*	800	12,704
National Semiconductor Corp.	9,300	191,673
Newport Corp.*	600	8,694
Novellus Systems, Inc.*	3,556	95,052
OmniVision Technologies, Inc.*	1,000	15,150
ON Semiconductor Corp.*	4,300	16,985
PMC-Sierra, Inc.*	3,900	34,320
QLogic Corp.*	2,300	93,150
Rambus, Inc.*	4,400	66,308
Rockwell International Corp.	5,200	294,528
Sanmina Corp.*	14,620	76,316
Silicon Image, Inc.*	1,000	10,060
Silicon Laboratories, Inc.*	1,100	32,681
Siliconix, Inc.*	400	14,112
Skyworks Solutions, Inc.*	3,100	19,685
Solectron Corp.*	27,000	93,690
Synopsys, Inc.*	3,700	66,970
Tech Data Corp.*	1,300	48,178
Technitrol, Inc.	500	7,460
Tektronix, Inc.	2,000	49,060
Teradyne, Inc.*	4,700	68,620
Texas Instruments, Inc.	48,400	1,233,716
Thermo Electron Corp.*	4,195	106,092
Thomas & Betts Corp.*	1,300	41,990
Trimble Navigation Ltd.*	950	32,120
TriQuint Semiconductor, Inc.*	1,900	6,422
Vishay Intertechnology, Inc.*	4,200	52,206
Vitesse Semiconductor Corp.*	4,300	11,524
Wilson Greatbatch Technologies, Inc.*	300	5,472
Zoran Corp.*	700	7,245
		$8,338,532
Energy — 1.6%
Centerpoint Energy, Inc.	8,600	103,458
ChevronTexaco Corp.	63,512	3,703,385
CONSOL Energy, Inc.	2,400	112,848
DTE Energy Co.	4,500	204,660
Energy East Corp.	3,500	91,770
Entergy Corp.	6,300	445,158
KFx, Inc.*	600	8,040
Kinder Morgan, Inc.	3,200	242,240
Peabody Energy Corp.	3,600	166,896
Progress Energy, Inc.	6,900	289,455
Sempra Energy	6,500	258,960
TETRA Technologies, Inc.*	200	5,688
Watts Industries, Inc. Class A	400	13,044
		$5,645,602
Enviromental Services — 0.0%
Headwaters, Inc.*	500	16,410
Mine Safety Appliances Co.	800	30,992
Rollins, Inc.	1,350	25,110
		$72,512
Facility Services — 0.0%
ABM Industries, Inc.	800	15,384

Financial Services — 8.5%
A.G. Edwards, Inc.	2,000	89,600
Advanta Corp. Class B	200	4,600
Affiliated Managers Group, Inc.*	600	37,218
Ambac Financial Group, Inc.	2,850	213,037
American Capital Strategies Ltd.	1,900	59,679
American Express Co.	35,100	1,803,087
AmeriCredit Corp.*	3,800	89,072
Ameritrade Holding Corp.*	11,500	117,415
AmSouth Bancorporation	9,900	256,905
Bank of Hawaii Corp.	900	40,734
BlackRock, Inc.	500	37,465
Capital One Financial Corp.	6,800	508,436
Cash America International, Inc.	200	4,386
Charles Schwab Corp.	37,200	390,972
Citigroup, Inc.	155,665	6,995,585

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
Citizens Banking Corp.	500	14,680
Commerce Bancorp, Inc.	4,200	136,374
CompuCredit Corp.*	700	18,634
Countrywide Credit Industries, Inc.	17,400	564,804
Credit Acceptance Corp.*	800	15,824
Cullen/Frost Bankers, Inc.	1,100	49,665
Digital Insight Corp.*	600	9,840
Dun & Bradstreet Corp.*	1,800	110,610
E*Trade Group, Inc.*	10,400	124,800
Eaton Vance Corp.	3,400	79,696
eFunds Corp.*	800	17,856
Equifax, Inc.	3,300	101,277
Financial Federal Corp.	200	7,074
First Commonwealth Financial Corp.	1,200	16,440
First Midwest Bancorp, Inc.	500	16,240
FirstMerit Corp.	1,900	50,844
Franklin Resources, Inc.	7,000	480,550
Fremont General Corp.	1,700	37,383
H&R Block, Inc.	4,500	227,610
IndyMac Bancorp, Inc.	1,300	44,200
Instinet Group, Inc.*	9,400	55,272
Interactive Data Corp.*	2,100	43,575
Investment Technology Group, Inc.*	500	8,750
Investors Financial Services Corp.	1,700	83,147
Irwin Financial Corp.	400	9,208
J.P. Morgan Chase & Co.	105,908	3,664,417
Janus Capital Group, Inc.	7,100	99,045
Jefferies Group, Inc.	1,200	45,216
KeyCorp	12,200	395,890
Knight Trading Group, Inc.*	3,100	29,884
LaBranche & Co., Inc.*	500	4,650
Ladenburg Thalmann Financial Services, Inc.*	101	69
Legg Mason, Inc.	2,850	222,699
Lehman Brothers Holdings, Inc.	7,500	706,200
MBIA, Inc.	3,900	203,892
MBNA Corp.	38,350	941,492
MCG Capital Corp.	500	7,693
Mellon Financial Corp.	11,000	313,940
Merrill Lynch & Co., Inc.	26,000	1,471,600
Metris Cos., Inc.*	700	8,113
MoneyGram International, Inc.	1,800	34,002
Morgan Stanley Dean Witter & Co.	30,600	1,751,850
National City Corp.	18,308	613,318
Nuveen Investments Class A	500	17,160
Piper Jaffray Cos., Inc.*	360	13,172
PRG-Schultz International, Inc.*	1,000	5,010
Protective Life Corp.	1,400	55,020
Providian Financial Corp.*	8,200	140,712
Raymond James Financial, Inc.	1,500	45,450
Sky Financial Group, Inc.	2,800	75,096
SLM Corp.	12,200	608,048
South Financial Group, Inc.	1,600	48,864
Southwest Bancorporation of Texas, Inc.	2,100	38,535
State Street Corp.	8,700	380,364
Susquehanna Bancshares, Inc.	800	19,504
Synovus Financial Corp.	8,100	225,666
T. Rowe Price Group, Inc.	3,300	195,954
The Bear Stearns Cos., Inc.	3,500	349,650
The Goldman Sachs Group, Inc.	12,500	1,374,875
The Student Loan Corp.	400	83,604
UICI	700	16,975
Waddell & Reed Financial, Inc. Class A	4,917	97,062
Wells Fargo & Co.	47,340	2,830,932
WFS Financial, Inc.*	900	38,835
Wilmington Trust Corp.	1,500	52,650
		$30,199,652
Food & Beverages — 3.6%
American Italian Pasta Co. Class A	300	8,220
Anheuser-Busch Cos., Inc.	22,100	1,047,319
Archer-Daniels-Midland Co.	19,677	483,661
Brown Forman Corp. Class B	1,000	54,750
Campbell Soup Co.	11,500	333,730
Chiquita Brands International, Inc.	500	13,390
Coca-Cola Co.	67,700	2,821,059
Coca-Cola Enterprises, Inc.	14,100	289,332
ConAgra, Inc.	15,400	416,108
Constellation Brands, Inc. Class A*	2,500	132,175
Corn Products International, Inc.	1,600	41,584
Dean Foods Co.*	4,084	140,081
Del Monte Foods Co.*	5,888	63,885
Dreyer’s Grand Ice Cream Holdings, Inc.	700	56,539
Flowers Foods, Inc.	750	21,157
General Mills, Inc.	11,000	540,650
H.J. Heinz Co.	9,800	361,032
Hain Celestial Group, Inc.*	200	3,728
Hershey Foods Corp.	5,100	308,346
Hormel Foods Corp.	3,300	102,663
Interstate Bakeries Corp.*	1,300	7,670
Kellogg Co.	10,700	462,989
Kraft Foods, Inc. Class A	15,900	525,495
McCormick & Co., Inc.	3,200	110,176
Molson Coors Brewing Co.	800	61,736
Panera Bread Co. Class A*	300	16,959
PepsiAmericas, Inc.	3,400	77,044
PepsiCo, Inc.	47,190	2,502,486
Performance Food Group Co.*	800	22,144
Pilgrim’s Pride Corp.	1,500	53,580
Ralcorp Holdings, Inc.	500	23,675
Sanderson Farms, Inc.	400	17,284
Sara Lee Corp.	22,000	487,520
Smithfield Foods, Inc.*	2,900	91,495
SYSCO Corp.	17,900	640,820
The J.M. Smucker Co.	1,329	66,849
Tootsie Roll Industries, Inc.	546	16,377
Triarc Cos., Inc.	200	2,840
Tyson Foods, Inc. Class A	7,002	116,793
Wm. Wrigley Jr. Co.	4,900	321,293
		$12,864,634
Forest & Paper Products — 0.6%
Georgia-Pacific Group	7,205	255,705
International Paper Co.	14,624	538,017
Kimberly-Clark Corp.	13,700	900,501
P.H. Glatfelter Co.	700	10,325
Smurfit-Stone Container Corp.*	6,600	102,102
Wausau-Mosinee Paper Corp.	800	11,312
Weyerhaeuser Co.	6,200	424,700
		$2,242,662
Funeral Services — 0.0%
Service Corp. International	9,200	68,816
Stewart Enterprises, Inc. Class A	1,900	11,685
		$80,501
Health Care - Biotechnology — 2.0%
Affymetrix, Inc.*	1,300	55,692
Amgen, Inc.*	33,522	1,951,316
Applera Corp. - Celera Genomics Group*	2,000	20,500
AtheroGenics, Inc.*	600	7,854
Biogen Idec, Inc.*	9,305	321,116

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Biosite, Inc.*	200	10,406
Cambrex Corp.	500	10,650
Charles River Laboratories International, Inc.*	1,588	74,700
Chiron Corp.*	4,900	171,794
CUNO, Inc.*	300	15,417
CV Therapeutics, Inc.*	400	8,144
Digene Corp.*	200	4,150
Encysive Pharmaceuticals, Inc.*	400	4,088
Enzon, Inc.*	500	5,095
Exelixis, Inc.*	600	4,068
Genentech, Inc.*	29,400	1,664,334
Genta, Inc.*	800	904
Genzyme Corp.*	6,300	360,612
Gilead Sciences, Inc.*	12,100	433,180
ICOS Corp.*	1,300	29,198
ImClone Systems, Inc.*	900	31,050
Immucor, Inc.*	450	13,585
Integra LifeSciences Holdings*	400	14,088
Martek Biosciences Corp.*	600	34,914
Medarex, Inc.*	1,300	9,269
Medtronic, Inc.	31,400	1,599,830
Myriad Genetics, Inc.*	300	5,517
Nabi Biopharmaceuticals*	1,600	19,968
Pharmaceutical Product Development, Inc.*	1,200	58,140
Protein Design Labs, Inc.*	2,100	33,579
Serologicals Corp.*	500	12,220
Tanox, Inc.*	800	7,680
Techne Corp.*	800	32,144
Telik, Inc.*	500	7,540
The Medicines Co.*	600	13,596
Transkaryotic Therapies, Inc.*	300	7,489
Trimeris, Inc.*	300	3,378
Vicuron Phamaceuticals, Inc.*	700	11,032
VISX, Inc.*	700	16,408
		$7,084,645
Health Care - Drugs — 4.0%
Abbott Laboratories	40,600	1,892,772
Accredo Health, Inc.*	1,100	48,851
Alkermes, Inc.*	1,300	13,494
Alpharma, Inc. Class A	700	8,624
American Pharmaceutical Partners, Inc.*	1,650	85,371
AmerisourceBergen Corp.	2,959	169,521
Amylin Pharmaceuticals, Inc.*	2,100	36,729
Andrx Group*	1,600	36,272
Barr Laboratories, Inc.*	2,725	133,062
Bristol-Myers Squibb Co.	50,600	1,288,276
Celgene Corp.*	4,300	146,415
Cephalon, Inc.*	1,300	60,879
Connetics Corp.*	600	15,174
Dendreon Corp.*	600	3,270
Eli Lilly & Co.	31,700	1,651,570
Eon Labs, Inc.*	2,000	60,480
First Horizon Pharmaceutical Corp.*	300	5,064
Forest Laboratories, Inc.*	10,300	380,585
Impax Laboratories, Inc.*	700	11,200
Incyte Corp.*	1,000	6,830
Inspire Pharmaceuticals, Inc.*	400	3,264
IVAX Corp.*	6,537	129,237
K-V Pharmaceutical Co. Class A*	500	11,600
King Pharmaceuticals, Inc.*	4,949	41,126
Kos Pharmaceuticals, Inc.*	500	20,840
Ligand Pharmaceuticals, Inc. Class B*	900	5,157
Medicis Pharmaceutical Corp. Class A	1,300	38,974
MedImmune, Inc.*	6,930	165,003
Millennium Pharmaceuticals, Inc.*	8,600	72,412
Mylan Laboratories, Inc.	6,425	113,851
Neurocrine Biosciences, Inc.*	800	30,448
NPS Pharmaceuticals, Inc.*	500	6,310
Onyx Pharmaceuticals, Inc.*	700	21,945
OSI Pharmaceuticals, Inc.*	1,200	49,608
Par Pharmaceutical Cos., Inc.*	700	23,408
Pfizer, Inc.	208,175	5,468,757
Priority Healthcare Corp. Class B*	500	10,815
Sepracor, Inc.*	2,900	166,489
United Therapeutics Corp.*	200	9,139
Valeant Pharmaceuticals International	1,900	42,788
Vertex Pharmaceuticals, Inc.*	1,500	14,040
Watson Pharmaceuticals, Inc.*	2,800	86,044
Wyeth	35,300	1,488,954
Zymogenetics, Inc.*	600	9,156
		$14,083,804
Health Care - Products — 3.7%
Abgenix, Inc.*	1,200	8,400
Advanced Medical Optics, Inc.*	488	17,670
Align Technology, Inc.*	700	4,368
Allergan, Inc.	3,800	263,986
American Medical Systems Holdings, Inc.*	1,000	17,180
Arrow International, Inc.	800	27,480
ArthroCare Corp.*	200	5,700
Bausch & Lomb, Inc.	1,300	95,290
Beckman Coulter, Inc.	1,600	106,320
Becton, Dickinson & Co.	7,000	408,940
Biomet, Inc.	6,600	239,580
Boston Scientific Corp.*	21,900	641,451
C.R. Bard, Inc.	2,700	183,816
CONMED, Corp.*	500	15,060
Cooper Cos., Inc.	1,155	84,199
Cyberonics, Inc.*	400	17,668
Cytyc Corp.*	2,700	62,127
Dade Behring Holdings, Inc.*	900	53,037
Datascope Corp.	300	9,174
DENTSPLY International, Inc.	2,017	109,745
Diagnostic Products Corp.	500	24,150
Guidant Corp.	8,200	605,980
Haemonetics Corp.*	500	21,080
Henry Schein, Inc.*	2,000	71,680
Hologic, Inc.*	300	9,563
Hospira, Inc.*	3,440	111,009
Human Genome Sciences, Inc.*	3,600	33,192
Invacare Corp.	500	22,315
Invitrogen Corp.*	1,300	89,960
Johnson & Johnson	77,212	5,185,558
Laserscope*	200	6,348
Mentor Corp.	700	22,470
Merck & Co., Inc.	62,100	2,010,177
MGI Pharma, Inc.*	1,600	40,432
NeighborCare, Inc.*	800	23,400
Nektar Therapeutics*	1,700	23,698
Patterson Cos., Inc.*	3,800	189,810
Perrigo Co.	1,100	21,065
PolyMedica Corp.	500	15,880
PSS World Medical, Inc.*	1,100	12,507
ResMed, Inc.*	500	28,200
Respironics, Inc.*	800	46,616
Schering-Plough Corp.	41,200	747,780
St. Jude Medical, Inc.*	10,000	360,000
Stryker Corp.	10,500	468,405

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Sybron Dental Specialties, Inc.*	500	17,950
Thoratec Corp.*	800	9,776
USANA Health Sciences, Inc.*	200	9,460
Varian Medical Systems, Inc.*	3,800	130,264
Ventana Medical Systems, Inc.*	400	14,984
West Pharmaceutical Services, Inc.	400	9,560
Wright Medical Group, Inc.*	400	9,600
Zimmer Holdings, Inc.*	6,380	496,428
		$13,260,488
Health Care - Services — 2.5%
American Healthways, Inc.*	500	16,510
Amerigroup Corp.*	1,200	43,872
AmSurg Corp.*	300	7,590
Apria Healthcare Group, Inc.*	800	25,680
Baxter International, Inc.	17,300	587,854
Beverly Enterprises, Inc.*	1,700	21,046
Cardinal Health, Inc.	12,100	675,180
Caremark Rx, Inc.*	12,600	501,228
Centene Corp.*	800	23,992
Cerner Corp.*	700	36,757
Community Health Care*	2,200	76,802
Covance, Inc.*	1,300	61,893
Coventry Health Care, Inc.*	2,500	170,350
DaVita, Inc.*	2,400	100,440
Express Scripts, Inc.*	2,100	183,099
Genesis HealthCare Corp.*	150	6,434
HCA-The Healthcare Corp.	12,100	648,197
Health Management Associates, Inc. Class A	7,300	191,114
Health Net, Inc.*	2,900	94,859
Humana, Inc.*	4,500	143,730
IDX Systems Corp.*	400	13,892
IMS Health, Inc.	6,500	158,535
Kindred Healthcare, Inc.*	600	21,060
Laboratory Corporation of America Holdings*	3,900	187,980
Lincare Holdings, Inc.*	2,600	114,998
Manor Care, Inc.	2,200	79,992
McKesson Corp.	8,900	335,975
Medco Health Solutions, Inc.*	7,429	368,256
MedQuist, Inc.*	500	6,700
NDCHealth Corp.	600	9,588
Odyssey Healthcare, Inc.*	400	4,704
Omnicare, Inc.	2,700	95,715
PacifiCare Health Systems, Inc.*	2,100	119,532
Pediatrix Medical Group, Inc.*	600	41,154
Province Healthcare Co.*	800	19,272
Psychiatric Solutions, Inc.*	200	9,200
Quest Diagnostics, Inc.	2,700	283,851
Renal Care Group, Inc.*	1,350	51,219
Sierra Health Services, Inc.*	400	25,536
STERIS Corp.*	1,100	27,775
Sunrise Assisted Living, Inc.*	200	9,720
Tenet Healthcare Corp.*	12,150	140,089
Triad Hospitals, Inc.*	1,787	89,529
United Surgical Partners International, Inc.*	400	18,308
UnitedHealth Group, Inc.	18,327	1,748,029
Universal Health Services, Inc. Class B	1,300	68,120
VCA Antech, Inc.*	1,600	32,368
WellChoice, Inc.*	2,200	117,282
Wellpoint, Inc.*	7,818	979,986
		$8,794,992
Hotels & Restaurants — 0.0%
Isle of Capri Casinos, Inc.*	300	7,962
The Marcus Corp.	200	4,100
Vail Resorts, Inc.*	400	10,100
		$22,162
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	7,256
Household Products — 0.1%
Alberto-Culver Co. Class B	2,400	114,864
Black & Decker Corp.	2,300	181,677
Church & Dwight Co., Inc.	1,400	49,658
Ethan Allen Interiors, Inc.	800	25,600
Furniture Brands International, Inc.	1,000	21,810
		$393,609
Instruments - Scientific — 0.1%
Advanced Neuromodulation Systems, Inc.*	300	8,043
Applera Corp. - Applied Biosystems Group	2,600	51,324
FEI Co.*	600	13,890
Fisher Scientific International, Inc.*	2,964	168,711
Intermagnetics General Corp.*	400	9,736
Intuitive Surgical, Inc.*	400	18,188
Kyphon, Inc.*	500	12,585
Millipore Corp.*	1,000	43,400
Waters Corp.*	3,400	121,686
		$447,563
Insurance — 4.2%
21st Century Insurance Group	900	12,555
Aetna, Inc.	2,800	209,860
AFLAC, Inc.	15,200	566,352
Alfa Corp.	2,400	34,680
Allmerica Financial Corp.*	1,100	39,545
Allstate Corp.	20,400	1,102,824
American Financial Group, Inc.	1,600	49,280
American International Group, Inc.	78,145	4,330,014
American National Insurance Co.	400	42,360
AmerUs Group Co.	900	42,525
Aon Corp.	8,900	203,276
Arthur J. Gallagher & Co.	2,200	63,360
Brown & Brown, Inc.	1,700	78,353
Chubb Corp.	5,100	404,277
CIGNA Corp.	3,700	330,410
Cincinnati Financial Corp.	4,395	191,666
CNA Financial Corp.*	7,200	202,032
CNA Surety Corp.*	900	12,240
Delphi Financial Group, Inc. Class A	450	19,350
Erie Indemnity Co. Class A	1,400	72,968
FBL Financial Group, Inc. Class A	200	5,600
Harleysville Group, Inc.	600	11,916
Hartford Financial Services Group, Inc.	8,200	562,192
HCC Insurance Holdings, Inc.	1,600	57,856
Hilb, Rogal & Hamilton Co.	300	10,740
Horace Mann Educators Corp.	700	12,418
Infinity Property & Casualty Corp.	400	12,504
LandAmerica Financial Group, Inc.	300	15,009
Lincoln National Corp.	4,600	207,644
Loews Corp.	4,800	352,992
Manulife Financial Corp.	6,163	295,331
Markel Corp.*	100	34,521
Marsh & McLennan Cos., Inc.	14,800	450,216
Mercury General Corp.	1,300	71,838
MetLife, Inc.	20,800	813,280
MGIC Investment Corp.	2,700	166,509
Nationwide Financial Services, Inc. Class A	1,600	57,440
Odyssey Re Holdings Corp.	1,000	25,040

	SHARES	VALUE
COMMON STOCKS (Continued)
Insurance (Continued)
Ohio Casualty Corp.*	900	20,682
Old Republic International Corp.	4,700	109,463
Philadelphia Consolidated Holding Corp.*	300	23,259
Principal Financial Group, Inc.	8,600	331,014
ProAssurance Corp.*	500	19,750
Prudential Financial, Inc.	14,300	820,820
Radian Group, Inc.	2,400	114,576
Reinsurance Group of America, Inc.	1,600	68,128
RLI Corp.	500	20,725
Safeco Corp.	3,600	175,356
Selective Insurance Group, Inc.	500	23,115
St. Paul Cos., Inc.	18,741	688,357
StanCorp Financial Group, Inc.	700	59,346
State Auto Financial Corp.	600	15,972
Stewart Information Services Corp.	300	11,256
The Commerce Group, Inc.	700	43,386
The First American Corp.	2,200	72,468
The Phoenix Companies, Inc.	2,100	26,838
The PMI Group, Inc.	2,500	95,025
The Progressive Corp.	5,700	523,032
Torchmark, Inc.	2,900	151,380
Transatlantic Holdings, Inc.	1,700	112,574
Triad Guaranty, Inc.*	200	10,522
Unitrin, Inc.	1,800	81,720
Universal American Financial Corp.*	652	11,280
UnumProvident Corp.	8,300	141,266
W.R. Berkley Corp.	2,225	110,360
		$15,052,643
Internet Services — 0.9%
Akamai Technologies, Inc.*	1,554	19,782
Ariba, Inc.*	633	4,912
Ask Jeeves, Inc.*	1,200	33,696
CACI International, Inc. Class A*	600	33,138
CMGI, Inc.*	4,000	8,320
CNET Networks, Inc.*	2,900	27,376
Digital River, Inc.*	400	12,464
DoubleClick, Inc.*	3,700	28,490
EarthLink, Inc.*	4,500	40,500
Equinix, Inc.*	200	8,468
F5 Networks, Inc.*	400	20,196
IAC/InterActiveCorp*	18,796	418,587
Ixia*	600	10,674
j2 Global Communications, Inc.*	200	6,862
Juniper Networks, Inc.*	16,106	355,298
Jupitermedia Corp.*	400	6,204
Monster Worldwide, Inc.*	3,000	84,150
Netflix, Inc.*	800	8,680
NetRatings, Inc.*	400	6,100
Priceline.com, Inc.*	500	12,600
Qwest Communications International, Inc.*	47,229	174,747
Real Networks, Inc.*	4,400	25,432
RSA Security, Inc.*	1,900	30,115
S1 Corp.*	1,300	9,022
SafeNet, Inc.*	300	8,793
Total System Services, Inc.	5,100	127,449
United Online, Inc.*	1,050	10,994
ValueClick, Inc.*	2,300	24,403
VeriSign, Inc.*	6,615	189,851
WebEx Communications, Inc.*	600	12,954
Websense, Inc.*	200	10,760
Yahoo!, Inc.*	38,710	1,312,269
		$3,083,286
Leisure — 0.8%
Alliance Gaming Corp.*	600	5,754
Ameristar Casinos, Inc.	400	21,872
Argosy Gaming Co.*	500	22,960
Aztar Corp.*	600	17,136
Boyd Gaming Corp.	2,300	119,945
Brunswick Corp.	2,500	117,125
Caesars Entertainment, Inc.*	6,800	134,572
Choice Hotels International, Inc.	800	49,560
Gaylord Entertainment Co.*	700	28,280
Harrah’s Entertainment, Inc.	2,900	187,282
Hilton Hotels Corp.	10,800	241,380
International Game Technology	9,700	258,602
International Speedway Corp. Class A	500	27,125
K2, Inc.*	500	6,875
La Quinta Corp.*	5,000	42,500
Mandalay Resort Group	1,300	91,637
Marriott International, Inc. Class A	6,000	401,160
Marvel Enterprises, Inc.*	2,300	46,000
MGM Mirage, Inc.*	3,900	276,198
Multimedia Games, Inc.*	700	5,432
Penn National Gaming, Inc.*	1,600	47,008
Pinnacle Entertainment, Inc.*	500	8,350
Sabre Holdings Corp. Class A	3,516	76,930
Scientific Games Corp. Class A*	2,100	47,985
Shuffle Master, Inc.*	600	17,376
Six Flags, Inc.*	1,800	7,416
Speedway Motorsports, Inc	500	17,850
Starwood Hotels & Resorts Worldwide, Inc. Class B	5,400	324,162
Station Casinos, Inc.	1,850	124,968
Topps Co., Inc.	900	8,289
WMS Industries, Inc.*	500	14,080
		$2,795,809
Machinery — 0.6%
Albany International Corp. Class A	400	12,352
Applied Industrial Technologies, Inc.	450	12,240
Baldor Electric Co.	400	10,324
CARBO Ceramics, Inc.	200	14,030
Caterpillar, Inc.	9,600	877,824
Deere & Co.	6,900	463,197
Dover Corp.	5,700	215,403
Flowserve Corp.*	800	20,696
Gardner Denver, Inc.*	200	7,902
Graco, Inc.	1,550	62,558
IDEX Corp.	1,000	40,350
JLG Industries, Inc.	600	12,930
Joy Global, Inc.	1,500	52,590
Kennametal, Inc.	700	33,243
Lone Star Technologies, Inc.*	400	15,772
National-Oilwell, Inc.*	3,605	168,369
Regal-Beloit Corp.	300	8,637
SPX Corp.	2,000	86,560
Terex Corp.*	1,200	51,960
The Manitowoc Co., Inc.	400	16,156
Thomas Industries, Inc.	100	3,964
Universal Compression Holdings, Inc.*	300	11,361
Woodward Governor Co.	200	14,340
		$2,212,758
Manufacturing — 0.4%
American Standard Cos., Inc.	5,600	260,288
AptarGroup, Inc.	700	36,386
Ball Corp.	3,200	132,736
Blount International, Inc.*	400	6,792
Briggs & Stratton Corp.	1,000	36,410

	SHARES	VALUE
COMMON STOCKS (Continued)
Manufacturing (Continued)
CLARCOR, Inc.	400	20,784
Cognex Corp.	500	12,440
Donaldson Co., Inc.	2,400	77,472
Eaton Corp.	4,300	281,220
ESCO Technologies, Inc.*	200	16,070
Leggett & Platt, Inc.	5,000	144,400
Lennox International, Inc.	1,100	24,112
Mykrolis Corp.*	300	4,290
Nordson Corp.	400	14,728
Packaging Corp. of America	2,300	55,867
Pall Corp.	3,200	86,784
Polaris Industries, Inc.	800	56,184
Quanex Corp.	300	15,996
Rayovac Corp.*	500	20,800
The Brink’s Co.	1,200	41,520
Varian, Inc.*	500	18,945
Wabtec Corp.	800	16,392
Zebra Technologies Corp. Class A*	1,875	89,044
		$1,469,660
Metals & Mining — 0.6%
Alcoa, Inc.	26,100	793,179
Arch Coal, Inc.	1,400	60,214
Century Aluminum Co.*	349	10,561
Cleveland-Cliffs, Inc.	400	29,148
Coeur d’Alene Mines Corp.*	3,000	11,010
Commercial Metals Co.	1,800	61,002
Freeport-McMoran Copper & Gold, Inc. Class B	5,000	198,050
Hecla Mining Co.*	1,600	8,768
Kaiser Aluminum Corp.*	2,200	180
Kaydon Corp.	500	15,700
Massey Energy Co.	1,700	68,068
MSC Industrial Direct Co., Inc. Class A	1,000	30,560
Mueller Industries, Inc.	500	14,075
Newmont Mining Corp.	11,400	481,650
Phelps Dodge Corp.	2,700	274,671
Precision Castparts Corp.	1,712	131,841
Stillwater Mining Co.*	2,300	22,655
USEC, Inc.	2,200	35,816
		$2,247,148
Multimedia — 2.6%
A.H. Belo Corp. Series A	2,400	57,936
Cox Radio, Inc. Class A*	800	13,448
DreamWorks Animation SKG, Inc. Class A*	1,300	52,923
Emmis Communications Corp. Class A*	1,282	24,640
Entercom Communications Corp.*	1,100	39,072
Gannett Co., Inc.	7,100	561,468
Gemstar-TV Guide International, Inc.*	9,361	40,720
Liberty Media Corp. Class A*	80,400	833,748
Macrovision Corp.*	600	13,674
Martha Stewart Living Omnimedia, Inc. Class A*	200	4,518
McGraw-Hill Cos, Inc.	4,900	427,525
Media General, Inc. Class A	400	24,740
Meredith Corp.	900	42,075
Metro-Goldwyn-Mayer, Inc.*	5,400	64,530
News Corp. Class A	32,144	543,877
News Corp. Class B	10,000	176,100
Pixar, Inc.*	1,400	136,570
The E.W. Scripps Co. Class A	3,500	170,625
The Liberty Corp.	200	8,110
Time Warner, Inc.*	123,500	2,167,425
Tribune Co.	8,300	330,921
Viacom, Inc. Class A	1,400	49,056
Viacom, Inc. Class B	44,015	1,533,042
Walt Disney Co.	57,200	1,643,356
XM Satellite Radio Holdings, Inc. Class A*	5,700	179,550
		$9,139,649
Office Equipment — 0.3%
Global Imaging Systems, Inc.*	400	14,184
IKON Office Solutions, Inc.	3,900	38,571
Lexmark International Group, Inc. Class A*	3,400	271,898
Pitney Bowes, Inc.	6,000	270,720
Xerox Corp.*	26,800	406,020
		$1,001,393
Office Furnishings & Supplies — 0.1%
Avery Dennison Corp.	2,900	179,597
Herman Miller, Inc.	1,600	48,192
HNI Corp.	500	22,475
OfficeMax, Inc.	2,100	70,350
Steelcase, Inc. Class A	1,200	16,560
		$337,174
Oil & Gas — 6.4%
AGL Resources, Inc.	2,100	73,353
Amerada Hess Corp.	2,600	250,146
Anadarko Petroleum Corp.	6,500	494,650
Apache Corp.	9,784	599,074
Aquila, Inc.*	6,800	26,044
Atmos Energy Corp.	1,700	45,900
Atwood Oceanics, Inc.*	100	6,654
Baker Hughes, Inc.	9,400	418,206
Berry Petroleum Co. Class A	200	10,290
BJ Services Co.	4,200	217,896
Burlington Resources, Inc.	11,600	580,812
Cabot Oil & Gas Corp. Class A	500	27,575
Cal Dive International, Inc.*	400	18,120
Cheniere Energy, Inc.*	600	38,706
Chesapeake Energy Corp.	7,600	166,744
Cimarex Energy Co.*	212	8,268
Comstock Resources, Inc.*	600	17,244
ConocoPhillips	17,800	1,919,552
Cooper Cameron Corp.*	1,300	74,373
Denbury Resources, Inc.*	800	28,184
Devon Energy Corp.	5,740	274,085
Diamond Offshore Drilling, Inc.	3,200	159,680
El Paso Corp.	19,253	203,697
Encore Aquisition Co.*	500	20,650
Energen Corp.	700	46,620
Energy Partners Ltd.*	1,000	25,970
ENSCO International, Inc.	3,900	146,874
EOG Resources, Inc.	6,600	321,684
Equitable Resources, Inc.	1,600	91,904
Exxon Mobil Corp.	169,164	10,082,174
FMC Technologies, Inc.*	1,500	49,770
Forest Oil Corp.*	1,200	48,600
Frontier Oil Corp.	400	14,504
Grey Wolf, Inc.*	2,900	19,082
Halliburton Co.	12,400	536,300
Hanover Compressor Co.*	2,400	28,968
Helmerich & Payne, Inc.	1,200	47,628
Houston Exploration Co.*	500	28,475
Hydril Co.*	200	11,682
KCS Energy, Inc.*	400	6,144
Kerr-McGee Corp.	4,252	333,059
Key Energy Services, Inc.*	2,900	33,263
Magnum Hunter Resources, Inc.*	1,200	19,332

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Marathon Oil Corp.	9,000	422,280
Murphy Oil Corp.	2,400	236,952
National Fuel Gas Co.	1,800	51,462
New Jersey Resources Corp.	500	21,765
Newfield Exploration Co.*	1,600	118,816
Nicor, Inc.	500	18,545
Noble Energy, Inc.	1,400	95,228
Occidental Petroleum Corp.	11,100	789,987
Oceaneering International, Inc.*	400	15,000
Oil States International, Inc.*	600	12,330
ONEOK, Inc.	2,500	77,050
Patina Oil & Gas Corp.	2,050	82,000
Patterson-UTI Energy, Inc.	4,000	100,080
Penn Virginia Corp.	200	9,180
Piedmont Natural Gas Co., Inc.	1,300	29,952
Pioneer Natural Resources Co.	3,802	162,421
Pogo Producing Co.	1,700	83,708
Premcor, Inc.	2,300	137,264
Pride International, Inc.*	3,000	74,520
Range Resources Corp.	1,000	23,360
Remington Oil & Gas Corp.*	300	9,456
Rowan Cos., Inc.	2,300	68,839
SEACOR SMIT, Inc.*	300	19,125
Smith International, Inc.	2,700	169,371
South Jersey Industries, Inc.	200	11,280
Southern Union Co.	2,941	73,849
Southwestern Energy Co.*	800	45,408
Spinnaker Exploration Co.*	300	10,659
Sunoco, Inc.	1,900	196,688
Superior Energy Services, Inc.*	1,200	20,640
Swift Energy Co.*	300	8,532
Tesoro Petroleum Corp.*	1,500	55,530
The Laclede Group, Inc.	300	8,760
The Meridian Resource Corp.*	800	4,128
Tidewater, Inc.	1,300	50,518
UGI Corp.	1,050	47,691
Unit Corp.*	900	40,653
Unocal Corp.	7,400	456,506
Valero Energy Corp.	7,200	527,544
Vintage Petroleum, Inc.	800	25,168
W-H Energy Services, Inc.*	200	4,786
Western Gas Resources, Inc.	1,600	55,120
Williams Cos., Inc.	15,500	291,555
XTO Energy, Inc.	9,709	318,855
		$22,654,497
Paper & Related Products — 0.1%
American Greetings Corp. Class A	1,300	33,124
Bowater, Inc.	1,200	45,204
Louisiana-Pacific Corp.	2,600	65,364
MeadWestvaco Corp.	5,240	166,737
Neenah Paper, Inc.	393	13,212
Potlatch Corp.	400	18,828
Temple-Inland, Inc.	1,500	108,825
		$451,294
Personal Care — 0.0%
Chattem, Inc.*	200	8,894
Elizabeth Arden, Inc.*	300	7,122
Nu Skin Enterprises, Inc. Class A	1,300	29,263
Revlon, Inc. Class A*	4,100	11,808
		$57,087
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	8,000	260,400
Lexar Media, Inc.*	700	3,486
		$263,886
Printing — 0.1%
Consolidated Graphics, Inc.*	200	10,520
R. R. Donnelley & Sons Co.	6,100	192,882
Valassis Communications, Inc.*	1,000	34,960
		$238,362
Publishing — 0.2%
Dow Jones & Co., Inc.	1,300	48,581
Hollinger International, Inc. Class A	2,100	22,890
John Wiley & Sons, Inc. Class A	1,000	35,250
Journal Register Co.*	600	10,020
Knight-Ridder, Inc.	2,200	147,950
Lee Enterprises, Inc.	800	34,720
PRIMEDIA, Inc.*	3,600	15,660
ProQuest Co.*	500	18,075
Scholastic Corp.*	500	18,445
The McClatchy Co. Class A	400	29,664
The New York Times Co. Class A	4,000	146,320
The Reader’s Digest Association, Inc.	1,800	31,158
		$558,733
Real Estate — 0.1%
Corrections Corp. of America*	600	23,160
Jones Lang LaSalle, Inc.*	600	27,990
The St. Joe Co.	2,000	134,600
Trammell Crow Co.*	1,000	20,570
		$206,320
Restaurants — 0.8%
Applebee’s International, Inc.	1,500	41,340
Bob Evans Farms, Inc.	700	16,415
Brinker International, Inc.*	2,300	83,306
CBRL Group, Inc.	1,100	45,430
CEC Entertainment, Inc.*	600	21,960
CKE Restaurants, Inc.*	500	7,925
Darden Restaurants, Inc.	4,100	125,788
IHOP Corp.	400	19,072
Jack in the Box, Inc.*	500	18,550
Krispy Kreme Doughnuts, Inc.*	1,000	7,630
Landry’s Seafood Restaurants, Inc.	300	8,676
McDonald’s Corp.	37,700	1,173,978
Outback Steakhouse, Inc.	1,800	82,422
P.F. Chang’s China Bistro, Inc.*	300	17,940
RARE Hospitality International, Inc.*	500	15,440
Ruby Tuesday, Inc.	1,400	34,006
Ryan’s Restaurant Group, Inc.*	800	11,624
Sonic Corp.*	1,350	45,090
Starbucks Corp.*	11,100	573,426
The Cheesecake Factory*	1,750	62,038
Wendy’s International, Inc.	3,000	117,120
Yum! Brands, Inc.	8,200	424,842
		$2,954,018
Retail - Food — 0.3%
Albertson’s, Inc.	11,000	227,150
Kroger Co.*	20,500	328,615
Ruddick Corp.	900	20,835
Safeway, Inc.*	12,500	231,625
SUPERVALU, Inc.	3,500	116,725
Weis Markets, Inc.	400	14,748
Whole Foods Market, Inc.	1,500	153,195
		$1,092,893
Retail - General — 2.7%
7-Eleven, Inc.*	2,400	57,648
99 Cents Only Stores*	1,166	15,356

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - General (Continued)
Bebe stores, Inc.	900	30,555
Big Lots, Inc.*	2,700	32,454
BJ’s Wholesale Club, Inc.*	1,700	52,802
Casey’s General Stores, Inc.	800	14,376
CVS Corp.	11,200	589,344
Dillards, Inc. Class A	1,800	48,420
Dollar General Corp.	9,125	199,929
Electronics Boutique Holdings Corp.*	200	8,594
Family Dollar Stores, Inc.	4,700	142,692
Federated Department Stores, Inc.	4,700	299,108
Fred’s, Inc.	500	8,585
J.C. Penney Co., Inc.	8,000	415,360
Longs Drug Stores Corp.	600	20,532
May Department Stores Co.	8,200	303,564
Target Corp.	25,100	1,255,502
The Neiman Marcus Group, Inc. Class B	500	45,125
TJX Cos., Inc.	13,500	332,505
Wal-Mart Stores, Inc.	115,300	5,777,683
		$9,650,134
Retail - Specialty — 3.9%
Abercrombie & Fitch Co. Class A	2,500	143,100
Aeropostale, Inc.*	1,200	39,300
Amazon.com, Inc.*	11,400	390,678
American Eagle Outfitters, Inc.	3,600	106,380
AnnTaylor Stores Corp.*	1,550	39,665
AutoNation, Inc.*	8,000	151,520
Barnes & Noble, Inc.*	1,700	58,633
Bed Bath & Beyond, Inc.*	8,500	310,590
Best Buy Co., Inc.	9,150	494,191
Blockbuster, Inc. Class A	3,100	27,373
Borders Group, Inc.	1,600	42,592
Burlington Coat Factory Warehouse Corp.	600	17,220
Callaway Golf Co.	2,100	26,880
Central Garden & Pet Co.*	200	8,772
Chico’s FAS, Inc.*	4,600	129,996
Children’s Place Retail Stores, Inc.*	800	38,200
Christopher & Banks Corp.	400	7,040
Circuit City Stores-Circuit City Group	5,100	81,855
Claire’s Stores, Inc.	2,000	46,080
Copart, Inc.*	1,850	43,586
Cost Plus, Inc.*	300	8,064
Costco Wholesale Corp.	14,200	627,356
Dollar Tree Stores, Inc.*	2,700	77,571
eBay, Inc.*	37,200	1,386,072
Foot Locker, Inc.	4,000	117,200
GameStop Corp.*	200	4,432
GameStop Corp. Class B*	637	14,205
Group 1 Automotive, Inc.*	400	10,520
Guitar Center, Inc.*	300	16,449
Hollywood Entertainment Corp.*	700	9,219
Home Depot, Inc.	61,450	2,349,848
Hot Topic, Inc.*	600	13,110
Jo-Ann Stores, Inc.*	200	5,618
K-Swiss, Inc. Class A	400	13,212
Kohl’s Corp.*	8,900	459,507
La-Z-Boy, Inc.	1,400	19,502
Linens ‘n Things, Inc.*	500	12,415
Liz Claiborne, Inc.	2,800	112,364
Lowe’s Cos., Inc.	20,300	1,158,927
Michaels Stores, Inc.	3,500	127,050
Movie Gallery, Inc.	700	19,803
NBTY, Inc.*	1,500	37,635
Nordstrom, Inc.	3,900	215,982
Office Depot, Inc.*	8,100	179,658
Overstock.com, Inc.*	200	8,598
Pacific Sunwear of California, Inc.*	2,050	57,359
Payless ShoeSource, Inc.*	1,100	17,369
Pep Boys - Manny, Moe & Jack	700	12,306
PETCO Animal Supplies, Inc.*	1,200	44,172
PETsMART, Inc.	4,100	117,875
Pier 1 Imports, Inc.	1,700	30,991
RadioShack Corp.	4,200	102,900
RC2 Corp.*	200	6,800
Regis Corp.	1,100	45,023
Rite Aid Corp.*	11,400	45,144
Ross Stores, Inc.	3,800	110,732
Saks, Inc.	5,000	90,250
Sears Holdings Corp.*	4,026	536,080
Select Comfort Corp.*	500	10,220
Sonic Automotive, Inc. Class A	400	9,084
Sotheby’s Holdings, Inc. Class A*	500	8,480
Stage Stores, Inc.*	200	7,678
Staples, Inc.	13,900	436,877
Stein Mart, Inc.*	500	11,250
Talbots, Inc.	1,300	41,574
The Cato Corp. Class A	200	6,450
The Gap, Inc.	24,500	535,080
The Limited, Inc.	12,280	298,404
The Men’s Wearhouse, Inc.*	500	21,105
The Nautilus Group, Inc.	500	11,880
The Neiman Marcus Group, Inc. Class A	700	64,057
The Sherwin Williams Co.	3,700	162,763
The Sports Authority, Inc.*	300	8,250
Tiffany & Co.	3,800	131,176
Too, Inc.*	500	12,335
Toys “R” Us, Inc.*	5,600	144,256
Tractor Supply Co.*	400	17,460
Tuesday Morning Corp.*	600	17,322
Urban Outfitters, Inc.*	2,000	95,940
V.F. Corp.	2,900	171,506
Walgreen Co.	28,100	1,248,202
Williams-Sonoma, Inc.*	3,000	110,250
		$14,006,568
Steel — 0.2%
AK Steel Holding Corp.*	1,100	12,166
Allegheny Technologies, Inc.	2,100	50,631
Carpenter Technology Corp.	300	17,823
Maverick Tube Corp.*	700	22,757
Nucor Corp.	4,500	259,020
Oregon Steel Mills, Inc.*	1,000	23,000
Reliance Steel & Aluminum Co.	400	16,004
Schnitzer Steel Industries, Inc. Class A	500	16,865
Steel Dynamics, Inc.	1,000	34,450
The Timken Co.	2,000	54,680
United States Steel Corp.	3,000	152,550
Worthington Industries, Inc.	1,900	36,632
		$696,578
Telecommunications — 3.9%
ADC Telecommunications, Inc.*	18,530	36,875
Adtran, Inc.	2,300	40,572
ALLTEL Corp.	8,500	466,225
American Tower Corp. Class A*	5,900	107,557
AT&T Corp.	22,320	418,500
BellSouth Corp.	51,400	1,351,306
Cablevision Systems Corp. Class A*	6,300	176,715
Centennial Communications Corp. Class A*	500	5,425
CenturyTel, Inc.	700	22,988
CIENA Corp.*	11,800	20,296

	SHARES	VALUE
COMMON STOCKS (Continued)
Telecommunications (Continued)
Cincinnati Bell, Inc.*	3,000	12,750
Citizens Communications Co.	10,100	130,694
Commonwealth Telephone Enterprises, Inc.*	300	14,142
CommScope, Inc.*	800	11,968
Comverse Technology, Inc.*	5,500	138,710
Crown Castle International Corp.*	6,717	107,875
EchoStar Communications Corp. Class A	5,700	166,725
Harris Corp.	3,400	111,010
IDT Corp.*	200	2,840
IDT Corp. Class B*	1,800	26,622
InfoSpace, Inc.*	500	20,415
InterDigital Communications Corp.*	900	13,788
JDS Uniphase Corp.*	35,990	60,103
Level 3 Communications, Inc.*	15,000	30,900
Lucent Technologies, Inc.*	114,900	315,975
Motorola, Inc.	68,200	1,020,954
Nextel Communications, Inc. Class A*	28,100	798,602
Nextel Partners, Inc. Class A*	4,800	105,408
NII Holdings, Inc. Class B*	1,700	97,750
Novatel Wireless, Inc.*	200	2,150
Plantronics, Inc.	1,100	41,888
Powerwave Technologies, Inc.*	1,700	13,158
Premiere Global Services, Inc.*	1,800	20,376
Price Communications Corp.*	725	12,688
QUALCOMM, Inc.	45,000	1,649,250
RF Micro Devices, Inc.*	5,300	27,666
SBC Communications, Inc.	92,800	2,198,432
Scientific-Atlanta, Inc.	4,000	112,880
Sprint Corp.	41,600	946,400
Sycamore Networks, Inc.*	6,100	21,716
Symbol Technologies, Inc.	6,250	90,562
Telephone & Data Systems, Inc.	1,200	97,920
Tellabs, Inc.*	12,056	88,009
Ulticom, Inc.*	500	5,565
United States Cellular Corp.*	1,300	59,319
Verizon Communications	77,500	2,751,250
Western Wireless Corp. Class A*	1,900	72,124
Wireless Facilities, Inc.*	700	4,375
		$14,049,418
Textile & Apparel — 0.4%
Charming Shoppes, Inc.*	3,300	26,829
Coach, Inc.*	5,300	300,139
Columbia Sportswear Co.*	1,000	53,230
DHB Industries, Inc.*	500	4,400
G & K Services, Inc. Class A	200	8,058
Guess?, Inc.*	400	5,480
Jones Apparel Group, Inc.	3,200	107,168
Kellwood Co.	400	11,516
Mohawk Industries, Inc.*	1,643	138,505
NIKE, Inc. Class B	5,200	433,212
Oakley, Inc.	1,100	14,102
Oxford Industries, Inc.	300	10,977
Phillips-Van Heusen Corp.	400	10,656
Polo Ralph Lauren Corp.	1,500	58,200
Quiksilver, Inc.*	1,200	34,836
Reebok International Ltd.	1,300	57,590
The Finish Line, Inc. Class A	800	18,520
The Warnaco Group, Inc.*	500	12,020
Timberland Co. Class A*	500	35,465
Wolverine World Wide, Inc.	1,200	25,716
		$1,366,619
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	1,500	27,540
Goodyear Tire & Rubber Co.*	3,900	52,065
		$79,605
Tobacco — 1.2%
Altria Group, Inc.	57,500	3,759,925
Reynolds American, Inc.	3,800	306,242
UST, Inc.	4,600	237,820
		$4,303,987
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,400	44,506
Stanley Works	2,000	90,540
Toro Co.	500	44,250
		$179,296
Transportation — 1.2%
ABX Air, Inc.*	600	4,344
Alexander & Baldwin, Inc.	900	37,080
Arkansas Best Corp.	400	15,112
Burlington Northern Santa Fe Corp.	4,600	248,078
C.H. Robinson Worldwide, Inc.	2,400	123,672
CNF Transportation, Inc.	1,000	46,790
CSX Corp.	6,000	249,900
EGL, Inc.*	800	18,240
FedEx Corp.	8,400	789,180
Forward Air Corp.	300	12,774
GATX Corp.	700	23,233
Genesee & Wyoming, Inc. Class A*	200	5,182
Heartland Express, Inc.	900	17,235
J.B. Hunt Transport Services, Inc.	2,100	91,917
Kansas City Southern Industries, Inc.*	1,000	19,260
Kirby Corp.*	500	21,015
Knight Transportation, Inc.	750	18,502
Laidlaw International, Inc.*	2,500	52,000
Landstar Systems, Inc.*	1,600	52,400
Norfolk Southern Corp.	11,100	411,255
Offshore Logistics, Inc.*	200	6,664
Old Dominion Freight Line, Inc.*	300	9,345
Overseas Shipholding Group, Inc.	900	56,619
Ryder System, Inc.	1,600	66,720
Swift Transportation Co., Inc.*	1,500	33,210
Union Pacific Corp.	7,000	487,900
United Parcel Service, Inc. Class B	16,800	1,222,032
USF Corp.	200	9,652
Werner Enterprises, Inc.	1,600	31,088
Yellow Roadway Corp.*	1,200	70,248
		$4,250,647
Utilities — 2.8%
AES Corp.*	18,200	298,116
Allegheny Energy, Inc.*	4,100	84,706
Alliant Energy Corp.	2,700	72,306
Ameren Corp.	5,100	249,951
American Electric Power Co., Inc.	11,100	378,066
American Power Conversion Corp.	5,000	130,550
Aqua America, Inc.	2,276	55,443
Avista Corp.	800	14,000
Black Hills Corp.	500	16,535
Calpine Corp.*	16,000	44,800
CH Energy Group, Inc.	300	13,710
Cinergy Corp.	5,100	206,652
Cleco Corp.	600	12,780
CMS Energy Corp.*	5,500	71,720
Consolidated Edison, Inc.	6,800	286,824
Constellation Energy Group	4,900	253,330
Dominion Resources, Inc.	10,200	759,186

	SHARES	VALUE
COMMON STOCKS (Continued)
Utilities (Continued)
DPL, Inc.	3,300	82,500
Duke Energy Corp.	28,100	787,081
Dynegy, Inc. Class A*	7,900	30,889
Edison International	9,100	315,952
El Paso Electric Co.*	1,200	22,800
Exelon Corp.	18,600	853,554
FirstEnergy Corp.	9,200	385,940
FPL Group, Inc.	10,400	417,560
FuelCell Energy, Inc.*	900	8,982
IDACORP, Inc.	600	17,022
KeySpan Corp.	4,500	175,365
MDU Resources Group, Inc.	2,450	67,669
NiSource, Inc.	6,837	155,815
Northeast Utilities	2,800	53,956
Northwest Natural Gas Co.	500	18,085
OGE Energy Corp.	2,000	53,900
Otter Tail Power Co.	500	12,520
Parker-Hannifin Corp.	3,100	188,852
Peoples Energy Corp.	700	29,344
Pepco Holdings, Inc.	4,900	102,851
PG&E Corp.	10,400	354,640
Pinnacle West Capital Corp.	2,200	93,522
PNM Resources, Inc.	750	20,010
PPL Corp.	5,300	286,147
Public Service Enterprise Group, Inc.	6,700	364,413
Puget Energy, Inc.	2,400	52,896
Questar Corp.	2,200	130,350
Reliant Resources, Inc.*	8,344	94,955
SCANA Corp.	2,900	110,838
Sierra Pacific Resources*	3,100	33,325
Southern Co.	20,700	658,881
Southwest Gas Corp.	500	12,080
TECO Energy, Inc.	5,200	81,536
TXU Corp.	8,200	652,966
UIL Holdings Corp.	200	10,130
Unisource Energy Corp.	600	18,582
Vectren Corp.	1,700	45,288
WGL Holdings, Inc.	900	27,864
Wisconsin Energy Corp.	3,000	106,500
WPS Resources Corp.	800	42,336
Xcel Energy, Inc.	11,200	192,416
		$10,118,987
Waste Management — 0.2%
Allied Waste Industries, Inc.*	8,900	65,059
Republic Services, Inc. Class A	4,200	140,616
Stericycle, Inc.*	900	39,780
Waste Connections, Inc.*	750	26,063
Waste Management, Inc.	15,600	450,060
		$721,578
Other — 4.4%
DFA U.S. MicroCap Portfolio	1,113,331	15,742,500
TOTAL COMMON STOCKS
(Identified Cost $316,351,587)		$354,452,767
SHORT-TERM INVESTMENTS — 1.0%
Other — 1.0%
SSgA Money Market Fund	3,685,321	3,685,321
SSgA U.S. Government Money Market Fund	1	1
		$3,685,322
TOTAL SHORT-TERM INVESTMENTS
(Indentified Cost $3,685,322)		$3,685,322
Total Investments — 100.4%
(Identified Cost $320,036,909)#		$358,138,089

Liabilities, Less Cash and Other Assets — (0.4%)		(1,385,700)
Net Assets — 100.0%		$356,752,389

#

At March 31, 2005 the aggregate cost of investment securities for income tax purposes was $320,036,909. Net unrealized appreciation aggregated $38,101,180 of which $59,208,001 related to appreciated investment securities and $21,106,821 related to depreciated investment securities.

*	Non-income producing security

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2005 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 98.3%
Aerospace/Defense — 2.6%
Northrop Grumman Corp.	58,900	$3,179,422
Raytheon Co.	59,300	2,294,910
		$5,474,332
Agricultural Operations — 0.8%
Corn Products International, Inc.	6,800	176,732
Monsanto Co.	22,300	1,438,350
		$1,615,082
Airlines — 0.0%
Delta Air Lines, Inc.*	10,000	40,500
Auto & Related — 3.4%
Dana Corp.	27,000	345,330
Ford Motor Co.	287,100	3,252,843
General Motors Corp.	96,000	2,821,440
Lear Corp.	8,300	368,188
Navistar International Corp.*	700	25,480
United Rentals, Inc.*	6,300	127,323
Visteon Corp.	11,391	65,043
		$7,005,647
Banks/Savings & Loans — 0.4%
Astoria Financial Corp.	8,700	220,110
Commercial Federal Corp.	2,000	55,300
Independence Community Bank Corp.	5,668	221,052
New York Community Bancorp, Inc.	7,100	128,936
Sovereign Bancorp, Inc.	9,800	217,168
		$842,566
Broadcasting — 5.9%
Clear Channel Communications, Inc.	97,472	3,359,860
Comcast Corp. Class A*	169,490	5,725,372
Comcast Corp. Class A Special*	56,300	1,880,420
Hearst-Argyle Television, Inc.	10,600	270,300
Liberty Media International, Inc. Series A*	18,605	813,783
Radio One, Inc. Class A*	2,800	41,104
The DIRECTV Group, Inc.*	8,506	122,656
		$12,213,495
Building & Construction — 0.7%
Lafarge Corp.	11,800	689,710
Pulte Corp.	10,800	795,204
		$1,484,914
Business Services — 0.7%
Electronic Data Systems Corp.	74,900	1,548,183
Chemicals — 0.7%
Ashland, Inc.	12,100	816,387
Eastman Chemical Co.	1,600	94,400
Lubrizol Corp.	1,800	73,152
Lyondell Chemical Co.	15,700	438,344
Valhi, Inc.	1,800	35,370
		$1,457,653
Communications Equipment — 0.2%
Andrew Corp.*	29,000	339,590
Computer Equipment — 0.2%
Ingram Micro, Inc. Class A*	23,700	395,079
Computer Services — 0.5%
Computer Sciences Corp.*	6,800	311,780
Compuware Corp.*	45,300	326,160
Sun Microsystems, Inc.*	97,600	394,304
Unisys Corp.*	16,900	119,314
		$1,151,558
Computer Software — 0.1%
3Com Corp.*	58,600	208,616
WebMD Corp.*	8,100	68,850
		$277,466
Computers — 1.1%
Hewlett-Packard Co.	102,700	2,253,238
Containers & Glass — 0.2%
Owens-Illinois, Inc.*	19,000	477,660
Diversified Operations — 1.3%
Cendant Corp.	80,900	1,661,686
PerkinElmer, Inc.	5,800	119,654
Textron, Inc.	12,300	917,826
		$2,699,166
Electronics — 2.6%
Advanced Micro Devices, Inc.*	32,500	523,900
Agere Systems, Inc. Class A*	674	964
Agere Systems, Inc. Class B*	16,561	23,517
Applied Micro Circuits Corp.*	22,500	74,025
Arrow Electronics, Inc.*	19,300	489,255
Avnet, Inc.*	19,100	351,822
AVX Corp.	13,200	161,700
Curtiss-Wright Corp. Class B	258	14,551
Intersil Corp. Class A	25,300	438,196
LSI Logic Corp.*	63,900	357,201
Micron Technology, Inc.*	100,000	1,034,000
Sanmina Corp.*	92,700	483,894
Solectron Corp.*	74,900	259,903
Tech Data Corp.*	9,700	359,482
Thermo Electron Corp.*	10,300	260,487
Thomas & Betts Corp.*	5,000	161,500
Vishay Intertechnology, Inc.*	33,900	421,377
		$5,415,774
Financial Services — 6.3%
A.G. Edwards, Inc.	11,900	533,120
AmeriCredit Corp.*	24,400	571,936
Instinet Group, Inc.*	3,100	18,228
J.P. Morgan Chase & Co.	101,200	3,501,520
Janus Capital Group, Inc.	34,400	479,880
KeyCorp	9,700	314,765
LaBranche & Co., Inc.*	3,500	32,550
MBIA, Inc.	23,400	1,223,352
PHH Corp.*	2,895	63,314
Protective Life Corp.	12,200	479,460
Providian Financial Corp.*	38,700	664,092
Prudential Financial, Inc.	59,300	3,403,820
The Bear Stearns Cos., Inc.	17,560	1,754,244
		$13,040,281
Food & Beverages — 3.0%
Archer-Daniels-Midland Co.	97,196	2,389,077
Coca-Cola Enterprises, Inc.	77,900	1,598,508
Kraft Foods, Inc. Class A	23,700	783,285
PepsiAmericas, Inc.	15,300	346,698
Smithfield Foods, Inc.*	14,400	454,320
Tyson Foods, Inc. Class A	40,407	673,989
		$6,245,877
Forest & Paper Products — 2.9%
Georgia-Pacific Group	43,200	1,533,168
International Paper Co.	29,000	1,066,910
Smurfit-Stone Container Corp.*	43,543	673,610
Weyerhaeuser Co.	39,800	2,726,300
		$5,999,988
Funeral Services — 0.1%
Service Corp. International	40,300	301,444
Health Care - Drugs — 1.0%
AmerisourceBergen Corp.	17,600	1,008,304

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
Millennium Pharmaceuticals, Inc.*	52,000	437,840
Watson Pharmaceuticals, Inc.*	18,900	580,797
		$2,026,941
Health Care - Products — 1.1%
Human Genome Sciences, Inc.*	4,900	45,178
Invitrogen Corp.*	7,400	512,080
McKesson Corp.	43,800	1,653,450
		$2,210,708
Health Care - Services — 2.1%
Humana, Inc.*	13,000	415,220
Medco Health Solutions, Inc.*	29,500	1,462,315
PacifiCare Health Systems, Inc.*	12,000	683,040
Tenet Healthcare Corp.*	77,200	890,116
Triad Hospitals, Inc.*	16,700	836,670
		$4,287,361
Insurance — 17.8%
Allmerica Financial Corp.*	9,500	341,525
Allstate Corp.	105,400	5,697,924
American Financial Group, Inc.	13,400	412,720
American National Insurance Co.	3,500	370,650
AmerUs Group Co.	3,100	146,475
Chubb Corp.	28,500	2,259,195
CIGNA Corp.	7,300	651,890
Cincinnati Financial Corp.	28,319	1,234,992
CNA Financial Corp.*	39,800	1,116,788
Fidelity National Financial, Inc.	2,400	79,056
Hartford Financial Services Group, Inc.	45,200	3,098,912
Lincoln National Corp.	30,200	1,363,228
Loews Corp.	30,800	2,265,032
MetLife, Inc.	123,600	4,832,760
MGIC Investment Corp.	11,100	684,537
Nationwide Financial Services, Inc. Class A	9,000	323,100
Odyssey Re Holdings Corp.	8,700	217,848
Old Republic International Corp.	30,500	710,345
Principal Financial Group, Inc.	48,200	1,855,218
Radian Group, Inc.	15,300	730,422
Reinsurance Group of America, Inc.	10,700	455,606
Safeco Corp.	21,500	1,047,265
St. Paul Cos., Inc.	97,700	3,588,521
StanCorp Financial Group, Inc.	4,700	398,466
The First American Corp.	17,800	586,332
The PMI Group, Inc.	16,900	642,369
Torchmark, Inc.	13,900	725,580
Unitrin, Inc.	10,100	458,540
UnumProvident Corp.	49,200	837,384
		$37,132,680
Internet Services — 1.3%
IAC/InterActiveCorp*	104,298	2,322,716
Qwest Communications International, Inc.*	131,900	488,030
		$2,810,746
Leisure — 1.7%
Caesars Entertainment, Inc.*	43,700	864,823
MGM Mirage, Inc.*	18,100	1,281,842
Starwood Hotels & Resorts Worldwide, Inc. Class B	24,200	1,452,726
		$3,599,391
Machinery — 0.2%
AGCO Corp.*	5,300	96,725
SPX Corp.	7,600	328,928
		$425,653
Metals & Mining — 0.3%
Phelps Dodge Corp.	7,200	732,456
Multimedia — 12.0%
A.H. Belo Corp. Series A	16,200	391,068
Cox Radio, Inc. Class A*	2,200	36,982
Liberty Media Corp. Class A*	434,800	4,508,876
Metro-Goldwyn-Mayer, Inc.*	20,400	243,780
News Corp. Class A	15,708	265,779
Time Warner, Inc.*	435,900	7,650,045
Tribune Co.	34,300	1,367,541
Univision Communications, Inc. Class A*	35,900	994,071
Viacom, Inc. Class A	17,400	609,696
Viacom, Inc. Class B	198,700	6,920,721
Walt Disney Co.	71,300	2,048,449
		$25,037,008
Office Equipment — 0.1%
IKON Office Solutions, Inc.	23,300	230,437
Office Furnishings & Supplies — 0.3%
OfficeMax, Inc.	14,300	479,050
Steelcase, Inc. Class A	6,100	84,180
		$563,230
Oil & Gas — 10.4%
Amerada Hess Corp.	14,718	1,416,019
Anadarko Petroleum Corp.	41,026	3,122,078
Apache Corp.	21,482	1,315,343
Chesapeake Energy Corp.	28,000	614,320
ConocoPhillips	18,800	2,027,392
Devon Energy Corp.	2,400	114,600
Diamond Offshore Drilling, Inc.	24,798	1,237,420
Forest Oil Corp.*	4,700	190,350
Helmerich & Payne, Inc.	3,900	154,791
Kerr-McGee Corp.	30,167	2,362,981
Marathon Oil Corp.	55,500	2,604,060
Occidental Petroleum Corp.	16,300	1,160,071
Pogo Producing Co.	10,700	526,868
Pride International, Inc.*	25,900	643,356
Rowan Cos., Inc.	2,500	74,825
Sunoco, Inc.	6,500	672,880
Tidewater, Inc.	9,400	365,284
Valero Energy Corp.	41,600	3,048,032
		$21,650,670
Paper & Related Products — 1.1%
Bowater, Inc.	10,900	410,603
Louisiana-Pacific Corp.	19,100	480,174
MeadWestvaco Corp.	32,013	1,018,654
Temple-Inland, Inc.	5,400	391,770
		$2,301,201
Publishing — 0.0%
Hollinger International, Inc. Class A	2,600	28,340
Retail - Food — 0.6%
Albertson’s, Inc.	46,000	949,900
SUPERVALU, Inc.	11,700	390,195
		$1,340,095
Retail - General — 3.4%
Dillards, Inc. Class A	13,100	352,390
Federated Department Stores, Inc.	27,000	1,718,280
J.C. Penney Co., Inc.	35,700	1,853,544
May Department Stores Co.	41,200	1,525,224
Sears Holdings Corp.*	11,646	1,550,850
		$7,000,288
Retail - Specialty — 1.7%
American Greetings Corp. Class A	9,700	247,156
AutoNation, Inc.*	43,900	831,466

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
Barnes & Noble, Inc.*	10,100	348,349
Blockbuster, Inc. Class A	4,500	39,735
Borders Group, Inc.	5,700	151,734
Circuit City Stores-Circuit City Group	32,000	513,600
GameStop Corp. Class B*	1,826	40,720
Rite Aid Corp.*	8,500	33,660
Saks, Inc.	22,700	409,735
Toys “R” Us, Inc.*	36,600	942,816
		$3,558,971
Steel — 0.1%
The Timken Co.	6,300	172,242
Worthington Industries, Inc.	3,000	57,840
		$230,082
Telecommunications — 4.1%
American Tower Corp. Class A*	25,900	472,157
AT&T Corp.	119,040	2,232,000
CIENA Corp.*	41,900	72,068
Cincinnati Bell, Inc.*	13,200	56,100
Comverse Technology, Inc.*	14,000	353,080
Crown Castle International Corp.*	28,400	456,104
Level 3 Communications, Inc.*	15,000	30,900
Lucent Technologies, Inc.*	36,600	100,650
SBC Communications, Inc.	17,400	412,206
Sprint Corp.	125,100	2,846,025
Telephone & Data Systems, Inc.	8,400	685,440
Tellabs, Inc.*	74,422	543,281
United States Cellular Corp.*	8,500	387,855
		$8,647,866
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	2,300	42,228
Goodyear Tire & Rubber Co.*	12,400	165,540
		$207,768
Tobacco — 0.5%
Reynolds American, Inc.	12,900	1,039,611
Transportation — 4.4%
Alexander & Baldwin, Inc.	3,700	152,440
Burlington Northern Santa Fe Corp.	22,800	1,229,604
CSX Corp.	36,900	1,536,885
Laidlaw International, Inc.*	400	8,320
Norfolk Southern Corp.	67,300	2,493,465
Overseas Shipholding Group, Inc.	3,000	188,730
Ryder System, Inc.	13,900	579,630
Union Pacific Corp.	43,100	3,004,070
		$9,193,144
Utilities — 0.1%
Alliant Energy Corp.	4,500	120,510
Waste Management — 0.2%
Allied Waste Industries, Inc.*	53,900	394,009
TOTAL COMMON STOCKS
(Identified Cost $169,630,084)		$205,048,659
SHORT-TERM INVESTMENTS — 1.2%
Other — 1.2%
SSgA Money Market Fund	2,520,374	2,520,374
SSgA U.S. Government Money Market Fund	1	1
		$2,520,375
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,520,375)		$2,520,375
Total Investments — 99.5%
(Identified Cost $172,150,459)#		$207,569,034

Cash and Other Assets, Less liabilities — 0.5%		959,933
Net Assets — 100.0%		$208,528,967

#

At March 31, 2005 the aggregate cost of investment securities for income tax purposes was $172,150,459. Net unrealized appreciation aggregated $35,418,575 of which $45,076,996 related to appreciated investment securities and $9,658,421 related to depreciated investment securities.

*	Non-income producing security

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2005 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 99.2%
Advertising — 0.1%
Emak Worldwide, Inc.*	800	$8,280
Traffix, Inc.	2,100	10,605
ValueVision International, Inc. Class A*	5,700	70,509
Ventiv Health, Inc.*	2,400	55,200
		$144,594
Aerospace/Defense — 1.2%
AAR Corp.*	5,500	74,800
Analex Corp.*	1,800	6,156
ARGON ST, Inc.*	2,600	85,800
Armor Holdings, Inc.*	4,900	181,741
BE Aerospace, Inc.*	7,300	87,600
CPI Aerostructures, Inc.*	400	3,960
DRS Technologies, Inc.*	3,500	148,750
Ducommun, Inc.*	1,055	21,100
EDO Corp.	3,200	96,160
Engineered Support Systems, Inc.	3,650	195,348
GenCorp, Inc.	6,700	134,000
HEICO Corp.	1,500	30,150
HEICO Corp. Class A	1,820	28,883
Herley Industries, Inc.*	1,800	30,798
Hexcel Corp.*	9,100	141,141
Innovative Solutions and Support, Inc.*	1,300	41,275
Kaman Corp. Class A	3,200	39,840
Ladish Co., Inc.*	1,200	14,160
MTC Technologies, Inc.*	1,000	32,500
Orbital Sciences Corp.*	7,800	75,504
REMEC, Inc.*	10,524	55,567
SPACEHAB, Inc.*	1,000	1,940
Teledyne Technologies, Inc.*	5,900	184,670
The Allied Defense Group, Inc.*	600	14,694
The Fairchild Corp. Class A*	2,900	8,990
The Titan Corp.*	12,700	230,632
Triumph Group, Inc.*	2,700	105,138
United Industrial Corp.	1,800	53,316
		$2,124,613
Agricultural Operations — 0.2%
AGCO Corp.*	3,000	54,750
Delta & Pine Land Co.	6,900	186,300
Embrex, Inc.*	1,100	12,892
LESCO, Inc.*	1,300	18,850
Senesco Technologies, Inc.*	1,100	3,740
		$276,532
Airlines — 0.6%
AirTran Holdings, Inc.*	15,400	139,370
Alaska Air Group, Inc.*	5,000	147,200
America West Holding Corp. Class B*	4,700	25,521
AMR Corp.*	4,100	43,870
ATA Holdings Corp.*	600	684
Continental Airlines, Inc. Class B*	11,300	136,052
Delta Air Lines, Inc.*	23,300	94,365
ExpressJet Holdings, Inc.*	9,800	111,818
FLYi, Inc.*	5,400	6,858
Frontier Airlines, Inc.*	5,750	60,260
MAIR Holdings, Inc.*	3,200	28,544
Mesa Air Group, Inc.*	4,900	34,300
Midwest Air Group, Inc.*	3,000	7,200
Northwest Airlines Corp. Class A*	15,600	104,364
SkyWest, Inc.	9,300	172,887
		$1,113,293
Auto & Related — 1.8%
A.S.V., Inc.*	2,000	79,290
Aftermarket Technology Corp.*	3,100	51,150
American Axle & Manufacturing Holdings, Inc.	8,400	205,800
Arctic Cat, Inc.	2,300	62,238
ArvinMeritor, Inc.	500	7,735
Asbury Automotive Group, Inc.*	11,700	180,180
Bandag, Inc.	1,600	75,168
Coachmen Industries, Inc.	1,900	25,840
Collins & Aikman Corp.*	11,640	14,317
CSK Auto Corp.*	7,700	135,905
Dollar Thrifty Automotive Group, Inc.*	4,300	140,954
Dura Automotive Systems, Inc.*	3,200	15,424
Hayes Lemmerz International, Inc.*	4,700	24,440
IMPCO Technologies, Inc.*	3,900	20,963
Insurance Auto Auctions, Inc.*	1,400	38,990
Lithia Motors, Inc. Class A	2,197	56,265
LoJack Corp.*	2,000	27,540
Midas, Inc.*	3,000	68,490
Monaco Coach Corp.	4,650	75,097
National R.V. Holdings, Inc.*	1,100	11,176
Noble International Ltd.	1,200	27,192
Oshkosh Truck Corp.	2,600	213,174
Raytech Corp.*	1,400	2,051
Rent-Way, Inc.*	3,400	27,880
Rush Enterprises, Inc. Class A*	1,900	29,792
Skyline Corp.	500	19,245
Spartan Motors, Inc.	2,400	24,120
Standard Motor Products, Inc.	2,600	30,420
Strattec Security Corp.*	300	16,074
Superior Industries International, Inc.	4,500	118,845
TBC Corp.*	3,800	105,868
Tenneco Automotive, Inc.*	7,200	89,712
Thor Industries, Inc.	6,800	203,388
Tower Automotive, Inc.*	6,500	1,170
United Auto Group, Inc.	7,000	194,810
United Rentals, Inc.*	9,300	187,953
Visteon Corp.	20,800	118,768
Wabash National Corp.	5,500	134,200
Winnebago Industries, Inc.	5,400	170,640
		$3,032,264
Banks/Savings & Loans — 6.7%
1st Source Corp.	3,061	65,291
Accredited Home Lenders Holding Co.*	3,800	137,674
ACE Cash Express, Inc.*	1,900	43,225
Alabama National BanCorp.	2,788	172,549
AMCORE Financial, Inc.	4,200	118,650
Anchor BanCorp Wisconsin, Inc.	3,700	104,007
BancorpSouth, Inc.	1,600	33,024
Bank of the Ozarks, Inc.	2,000	63,500
BankUnited Financial Corp. Class A*	4,800	128,928
Banner Corp.	1,660	44,770
Beverly Hills Bancorp, Inc.	3,800	40,736
Boston Private Financial Holdings, Inc.	4,900	116,375
Brookline Bancorp, Inc.	10,048	149,715
Cardinal Financial Corp.*	3,000	27,600
Cathay Bancorp, Inc.	5,818	183,267
Center Financial Corp.	1,200	21,156
Central Pacific Financial Corp.	5,000	168,250
CFS Bancorp, Inc.	1,100	15,059
Charter Financial Corp.	2,228	74,348
Chemical Financial Corp.	4,050	131,645
Chittenden Corp.	7,912	206,266
Columbia Banking System, Inc.	2,383	56,596
Commercial Capital Bancorp, Inc.	2,319	47,192
Commercial Federal Corp.	6,296	174,084
Community Bank Systems, Inc.	5,200	119,132
Community Trust Bancorp, Inc.	798	22,990

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Corus Bankshares, Inc.	5,000	238,450
CVB Financial Corp.	10,240	185,754
Dime Community Bancshares	6,350	96,520
Downey Financial Corp.	700	43,071
East West Bancorp, Inc.	6,400	236,288
Fidelity Bankshares, Inc.	3,667	84,268
First Charter Corp.	5,400	121,986
First Citizens BancShares, Inc.	200	29,276
First Community Bancorp	2,500	110,750
First Community Bancshares, Inc.	1,561	43,817
First Financial Bancorp	7,465	136,236
First Financial Holdings, Inc.	1,800	50,004
First Indiana Corp.	2,300	55,660
First Merchants Corp.	2,777	71,924
First Niagara Financial Group, Inc.	16,585	219,088
First PacTrust Bancorp, Inc.	200	5,263
First Place Financial Corp.	1,700	31,110
First Republic Bank	4,125	133,526
First State Bancorp	1,800	30,555
FirstFed Financial Corp.*	2,500	127,525
Flagstar Bancorp, Inc.	10,450	204,298
Flushing Financial Corp.	2,900	52,780
FNB Corp.	8,981	171,986
Franklin Bank Corp.*	3,400	58,650
Gateway Financial Holdings, Inc.	400	7,180
Glacier Bancorp, Inc.	4,412	134,566
Gold Banc Corp., Inc.	5,100	71,553
Greater Bay Bancorp	8,200	200,162
Hancock Holding Co.	5,500	178,750
Harbor Florida Bancshares, Inc.	4,244	144,720
Harleysville National Corp.	4,437	94,286
Heartland Financial USA, Inc.	1,100	21,846
Horizon Financial Corp.	1,300	24,414
Hudson United Bancorp	500	17,625
IBERIABANK Corp.	1,100	61,886
Independent Bank Corp.-MA	2,182	63,278
Independent Bank Corp.-MI	3,296	94,826
Integra Bank Corp.	2,600	57,564
Lakeland Bancorp, Inc.	1,653	25,737
MAF Bancorp, Inc.	4,195	174,260
Main Street Banks, Inc.	3,706	98,135
MB Financial, Inc.	4,827	184,874
MBT Financial Corp.	2,600	49,062
Medallion Financial Corp.	2,700	24,678
Mid-State Bancshares	3,800	101,080
Midwest Banc Holdings, Inc.	2,700	53,757
Nara Bancorp, Inc.	3,500	49,175
National Penn Bancshares, Inc.	5,893	144,791
NBT Bancorp, Inc.	5,860	131,323
Northwest Bancorp, Inc.	8,200	175,562
OceanFirst Financial Corp.	1,678	38,544
Ocwen Financial Corp.*	10,700	86,349
Old National Bancorp	11,800	239,540
Online Resources Corp.*	1,800	15,858
Pacific Capital Bancorp	5,866	174,689
Partners Trust Financial Group, Inc.	871	9,233
PFF Bancorp, Inc.	4,320	119,232
Pinnacle Financial Partners, Inc.*	700	14,504
Prosperity Bancshares, Inc.	3,600	95,364
Provident Bancorp Inc/Montebello NY	7,300	89,352
Provident Bankshares Corp.	5,240	172,710
Provident Financial Services, Inc.	1,315	22,487
Republic Bancorp, Inc.	12,650	171,281
Riggs National Corp.	4,300	82,087
S&T Bancorp, Inc.	4,800	169,920
Sandy Spring Bancorp, Inc.	2,300	74,336
Seacoast Banking Corp. of Florida	2,210	43,493
Silicon Valley Bancshares*	4,500	198,270
Simmons First National Corp. Class A	2,100	52,122
Sound Federal Bancorp, Inc.	1,800	27,882
Southwest Bancorp, Inc.	1,600	29,520
State Financial Services Corp. Class A	1,100	40,645
Sterling Bancorp	2,610	63,345
Sterling Bancshares, Inc.	7,200	102,240
Sterling Financial Corp.*	3,885	138,695
Sun Bancorp, Inc.*	2,570	58,814
Texas Regional Bancshares, Inc. Class A	5,469	164,672
The Banc Corp.	2,500	25,675
TierOne Corp.	2,600	61,100
TrustCo Bank Corp. NY	13,334	153,208
UCBH Holdings, Inc.	3,000	119,700
UMB Financial Corp.	2,800	159,376
Umpqua Holdings Corp.	7,432	173,537
United Bankshares, Inc.	4,400	145,816
United Community Banks, Inc.	6,509	154,459
United Community Financial Corp.	4,400	48,796
Washington Trust Bancorp, Inc.	1,900	52,212
Webster Financial Corp.	456	20,707
WesBanco, Inc.	3,300	90,783
West Bancorporation	2,000	34,080
West Coast Bancorp	1,947	46,339
Westcorp.	5,360	226,460
Willow Grove Bancorp, Inc.	800	12,880
Wintrust Financial Corp.	3,650	171,879
Yardville National Bancorp	900	29,358
		$11,611,453
Broadcasting — 0.8%
4Kids Entertainment, Inc.*	1,800	39,798
Acacia Research-Acacia Technologies*	2,200	12,452
Acme Communications, Inc.*	1,700	8,959
Beasley Broadcast Group, Inc. Class A*	907	16,126
Charter Communications, Inc. Class A*	47,700	76,320
Crown Media Holdings, Inc. Class A*	14,000	126,140
Cumulus Media, Inc. Class A*	10,400	148,200
Digital Generation Systems, Inc.*	7,500	9,675
Entravision Communications Corp.*	9,500	84,265
Gray Television, Inc.	7,300	105,631
Insight Communications Co., Inc.*	7,600	90,060
Lin TV Corp. Class A*	4,200	71,106
Mediacom Communications Corp.*	16,100	105,294
NTN Communications, Inc.*	5,300	16,642
Paxson Communications Corp.*	6,400	4,416
Radio One, Inc. Class A*	3,500	51,380
Regent Communications, Inc.*	7,200	38,520
Saga Communications, Inc. Class A*	2,800	45,080
Salem Communications Corp. Class A*	3,500	72,100
Sinclair Broadcast Group, Inc. Class A	8,200	65,846
Spanish Broadcasting System, Inc. Class A*	6,760	69,358
TiVo, Inc.*	12,800	66,176
World Wrestling Federation Entertainment, Inc.	4,000	48,000
		$1,371,544
Building & Construction — 2.9%
Ampco-Pittsburgh Corp.	1,000	13,530
Apogee Enterprises, Inc.	4,100	58,548
Beazer Homes USA, Inc.	5,475	272,984
Cavalier Homes, Inc.*	2,400	12,888
Champion Enterprises, Inc.*	12,900	121,260
Comfort Systems USA, Inc.*	5,800	44,950

	SHARES	VALUE
COMMON STOCKS (Continued)
Building & Construction (Continued)
Dominion Homes ,Inc.*	700	11,851
Drew Industries, Inc.*	1,500	56,475
Dycom Industries, Inc.*	7,800	179,322
ElkCorp	3,400	130,764
Emcor Group, Inc.*	2,300	107,686
Fleetwood Enterprises, Inc.*	9,400	81,780
Florida Rock Industries, Inc.	8,325	489,676
Foster Wheeler Ltd.*	60	1,044
Granite Construction, Inc.	6,250	164,188
Hovnanian Enterprises, Inc. Class A*	2,800	142,800
Insituform Technologies, Inc. Class A*	4,300	62,393
Integrated Electrical Services, Inc.*	5,100	14,076
Levitt Corp. Class A	3,000	76,920
M/I Homes, Inc.	2,300	112,539
Meritage Corp.*	4,400	259,248
Modine Manufacturing Co.	5,900	173,047
Modtech Holdings, Inc.*	1,500	12,750
NCI Building Systems, Inc.*	3,500	135,100
Orleans Homebuilders, Inc.	2,700	49,653
Palm Harbor Homes, Inc.*	3,400	55,284
Perini Corp.*	3,700	51,023
Ryland Group, Inc.	1,700	105,434
Simpson Manufacturing Co., Inc.	6,400	197,760
Standard Pacific Corp.	2,100	151,599
Sterling Construction Co., Inc.*	200	1,400
Technical Olympic USA, Inc.	7,600	229,520
Texas Industries, Inc.	3,000	161,250
The Shaw Group, Inc.*	9,600	209,280
Trex Co., Inc.*	2,700	119,907
URS Corp.*	6,600	189,750
Washington Group International, Inc.*	3,500	157,465
WCI Communities, Inc.*	7,600	228,608
William Lyon Homes, Inc.*	1,800	138,060
York International Corp.	3,700	144,966
		$4,926,778
Business Services — 3.1%
Acxiom Corp.	1,700	35,581
Administaff, Inc.	3,900	56,940
ADVO, Inc.	5,500	205,975
Ambassadors International, Inc.	1,000	14,031
AMN Healthcare Services, Inc.*	4,200	66,822
aQuantive, Inc.*	9,700	107,379
Aspect Communications Corp.*	8,800	91,608
Banta Corp.	3,700	158,360
Bowne & Co., Inc.	5,600	84,224
Brady Corp. Class A	6,600	213,510
Catalina Marketing Corp.	8,000	207,200
CCC Information Services Group, Inc.*	2,400	54,840
CDI Corp.	3,000	66,390
Century Business Services, Inc.*	12,500	51,250
Charles River Associates, Inc.*	1,000	49,350
CIBER, Inc.*	10,600	77,062
Clark, Inc.	2,400	37,152
Concur Technologies, Inc.*	4,600	37,352
Consolidated Graphics, Inc.*	2,200	115,720
CorVel Corp.*	300	6,396
Cross Country Healthcare, Inc.*	5,800	97,208
CSG Systems International, Inc.*	9,200	149,868
DiamondCluster International, Inc.*	5,200	83,720
DocuCorp International, Inc.*	1,600	12,416
Electro Rent Corp.*	4,183	56,136
ePlus, Inc.*	1,200	14,004
First Consulting Group, Inc.*	4,200	21,840
Forgent Networks ,Inc.*	2,200	4,664
Forrester Research, Inc.*	3,100	43,648
Foundry Networks, Inc.*	12,500	123,750
FTI Consulting, Inc.*	6,775	139,836
Gartner, Inc. Class A*	12,300	117,711
Gevity HR, Inc.	4,224	80,763
Heidrick & Struggles International, Inc.*	3,000	110,310
infoUSA, Inc.	8,500	89,335
Innodata Isogen, Inc.*	2,300	8,395
Intelli-Check, Inc.*	900	4,554
John H. Harland Co.	5,000	171,800
Keane, Inc.*	10,500	136,815
Kelly Services, Inc. Class A	4,500	129,555
Kforce, Inc.*	5,545	60,939
Korn/Ferry International*	7,100	135,113
Labor Ready, Inc.*	7,500	139,875
MAXIMUS, Inc.	3,500	117,215
Microstrategy, Inc. Class A*	2,101	114,021
MPS Group, Inc.*	17,400	182,874
Navigant Consulting, Inc.*	8,000	217,840
Navigant International, Inc.*	2,000	27,320
NCO Group, Inc.*	5,436	106,274
On Assignment, Inc.*	4,300	21,930
PDI, Inc.*	2,100	43,050
Resources Connection, Inc.*	8,600	179,998
SITEL Corp.*	8,800	17,248
SM&A*	1,700	14,042
Spherion Corp.*	10,400	77,896
TeamStaff, Inc.*	2,100	3,003
TeleTech Holdings, Inc.*	14,200	183,464
Tetra Tech, Inc.*	9,600	121,152
The Corporate Executive Board Co.	1,400	89,530
The Keith Cos., Inc.*	800	13,840
TRC Cos., Inc.*	1,950	28,665
Watson Wyatt & Co. Holdings	5,800	157,760
		$5,386,519
Chemicals — 2.5%
A. Schulman, Inc.	5,900	102,778
Aceto Corp.	3,925	29,123
Airgas, Inc.	2,700	64,503
Albemarle Corp.	4,100	149,076
Arch Chemicals, Inc.	3,700	105,339
Cabot Microelectronics Corp.*	4,500	141,210
Crompton Corp.	19,500	284,700
Cytec Industries, Inc.	3,400	184,450
Dionex Corp.*	3,500	190,750
Ferro Corp.	7,100	133,622
FMC Corp.*	3,500	187,075
GenTek ,Inc.	1,600	26,392
Georgia Gulf Corp.	5,000	229,900
Great Lakes Chemical Corp.	7,100	228,052
H.B. Fuller Co.	4,700	136,300
Hawkins, Inc.	1,200	14,376
Hercules, Inc.*	14,000	202,720
Kronos Worldwide Inc	2,868	121,907
Landec Corp.*	2,200	16,016
MacDermid, Inc.	5,500	178,750
Minerals Technologies, Inc.	3,300	217,074
NewMarket Corp.*	5,000	93,000
NL Industries, Inc.	8,700	200,970
Olin Corp.	9,800	218,540
OM Group, Inc.*	4,500	136,890
PolyOne Corp.*	2,000	17,760
Quaker Chemical Corp.	1,300	26,702
RPM, Inc.	2,000	36,560

	SHARES	VALUE
COMMON STOCKS (Continued)
Chemicals (Continued)
Solutia, Inc.*	5,000	6,600
Spartech Corp.	5,300	105,205
Symyx Technologies*	5,800	127,890
Terra Industries, Inc.*	15,800	122,608
TETRA Technologies, Inc.*	4,050	115,182
Valhi, Inc.	900	17,685
WD-40 Co.	2,600	84,474
Wellman, Inc.	4,200	60,732
		$4,314,911
Commercial Services — 1.1%
Central Parking Corp.	5,400	92,772
Cenveo, Inc.*	4,900	27,636
CoStar Group, Inc.*	3,300	121,605
Euronet Worldwide, Inc.*	5,700	162,735
Gartner, Inc. Class B*	2,600	24,310
ICT Group, Inc.*	900	10,143
McGrath Rentcorp	3,800	88,844
Medifast, Inc.*	900	2,583
Mobile Mini, Inc.*	2,200	88,902
Newtek Business Services, Inc.*	5,650	21,244
Perceptron, Inc.*	600	4,740
Plexus Corp.*	6,500	74,815
Polycom, Inc.*	7,000	118,650
Pre-Paid Legal Services, Inc.	2,300	77,832
ProxyMed, Inc.*	300	2,607
Quanta Services, Inc.*	19,800	151,074
R.H. Donnelley Corp.*	3,600	209,124
Rewards Network, Inc.*	3,500	14,560
Source Information Management Co.*	3,100	34,875
SOURCECORP, Inc.*	2,300	46,322
StarTek, Inc.	2,100	35,280
The Management Network Group, Inc.*	5,900	13,983
UniFirst Corp.	1,600	63,840
Veritas DGC, Inc.*	5,700	170,772
Vertrue, Inc.*	1,500	53,160
Viad Corp.	3,500	94,150
Viisage Technology, Inc.*	8,100	27,297
		$1,833,855
Communication Services — 0.1%
Broadwing Corp.*	9,700	40,158
Telkonet, Inc.*	5,300	20,723
West Corp.*	3,300	105,600
		$166,481
Communications Equipment — 1.0%
ACT Teleconferencing, Inc.*	600	336
Aether Systems, Inc.*	7,450	24,883
ANADIGICS, Inc.*	4,000	5,760
Applied Signal Technology, Inc.	1,700	38,930
Arris Group, Inc.*	15,800	109,178
Avanex Corp.*	20,900	27,170
Avici Systems, Inc.*	1,900	8,168
Brooktrout, Inc.*	2,120	23,850
Captaris, Inc.*	5,000	20,250
Centillium Communications, Inc.*	6,500	16,640
Ceradyne, Inc.*	4,425	98,987
CIENA Corp.*	200	344
Copper Mountain Networks, Inc.*	500	505
Cosine Communications, Inc.*	800	1,663
Digi International, Inc.*	3,100	42,532
Ditech Communications Corp.*	5,800	72,326
Finisar Corp.*	28,500	35,625
Inter-Tel, Inc.	4,400	107,800
InterVoice-Brite, Inc.*	5,600	62,888
Ixia*	11,128	197,967
KVH Industries, Inc.*	2,300	20,953
MasTec, Inc.*	8,200	67,322
Network Equipment Technologies, Inc.*	3,300	18,579
North Pittsburgh Systems, Inc.	2,300	45,460
Optical Cable Corp.*	374	1,941
Optical Communication Products, Inc.*	3,400	5,916
Paradyne Networks, Inc.*	6,000	12,540
Performance Technologies, Inc.*	1,600	10,656
SBA Communications Corp.*	6,800	62,288
SeaChange International, Inc.*	4,400	56,980
Sirenza Microdevices, Inc.*	3,500	11,095
Somera Communications, Inc.*	1,900	3,021
Sonus Networks, Inc.*	14,500	61,480
SpectraLink Corp.	2,700	38,124
SRS Labs, Inc.*	1,500	5,985
Tekelec*	10,900	173,746
Terayon Communication Systems, Inc.*	9,000	27,720
Tut Systems, Inc.*	2,300	5,543
Verilink Corp.*	2,100	4,267
ViaSat, Inc.*	4,000	74,760
Vyyo, Inc.*	1,400	10,402
WJ Communications, Inc.*	4,700	11,186
Zhone Technologies, Inc.*	13,200	33,660
		$1,659,426
Computer Equipment — 2.2%
Adaptec, Inc.*	18,300	87,657
Advanced Digital Information Corp.*	10,500	86,100
Agilysys, Inc.	5,276	103,726
Airspan Networks, Inc.*	4,800	24,528
Astro-Med, Inc.	300	2,710
Bookham, Inc.*	1,255	4,003
Brocade Communications Systems, Inc.*	9,500	56,240
Calamp Corp.*	3,625	22,040
California Micro Devices Corp.*	3,900	19,695
Computer Network Technology Corp.*	3,300	15,246
Concurrent Computer Corp.*	5,200	10,712
Cray, Inc.*	15,400	39,270
Dataram Corp.*	800	3,757
Dot Hill Systems Corp.*	6,500	38,675
Electronics for Imaging, Inc.*	9,100	162,344
Emulex Corp.*	13,400	252,456
Hutchinson Technology, Inc.*	4,200	146,076
Imation Corp.	5,800	201,550
Immersion Corp.*	2,300	13,800
Insight Enterprises, Inc.*	7,750	136,090
Iomega Corp.*	8,300	35,607
Komag, Inc.*	4,500	100,575
Kronos, Inc.*	4,300	219,773
Lasercard Corp.*	1,000	4,980
Maxwell Technologies, Inc.*	2,100	19,257
McDATA Corp. Class A*	13,000	49,010
Mentor Graphics Corp.*	13,700	187,690
Mercury Computer Systems, Inc.*	3,800	104,804
Micro Linear Corp.*	1,200	6,060
Mobility Electronics, Inc.*	3,300	23,067
MTS Systems Corp.	3,400	98,702
NYFIX, Inc.*	5,600	30,128
PalmOne, Inc.*	8,248	209,334
Quantum Corp.*	31,800	92,538
RadiSys Corp.*	2,700	38,232
Rimage Corp.*	1,200	23,820
Riverstone Networks, Inc.*	5,000	5,250
SCM Microsystems, Inc.*	2,000	6,540

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Equipment (Continued)
Semtech Corp.*	6,800	121,516
Sigma Designs, Inc.*	2,100	22,302
Silicon Graphics, Inc.*	28,700	34,153
Silicon Storage Technology, Inc.*	16,400	61,008
Standard Microsystems Corp.*	2,600	45,136
Stratasys, Inc.*	1,350	38,246
Stratex Networks, Inc.*	11,000	20,240
Stratos International, Inc.*	2,154	9,370
Synaptics, Inc.*	4,600	106,720
TALX Corp.	3,133	56,895
Trident Microsystems, Inc.*	3,400	60,112
Varian Semiconductor Equipment Associates, Inc.*	6,200	235,662
Verity, Inc.*	5,900	55,755
Virage Logic Corp.*	3,300	36,168
Western Digital Corp.*	17,000	216,750
Whitney Holding Corp.	450	20,030
		$3,822,105
Computer Services — 1.9%
3D Systems Corp.*	1,100	20,757
Analysts International Corp.*	4,500	16,290
Anteon International Corp.*	5,000	194,650
Aspen Technology, Inc.*	5,800	32,944
Avocent Corp.*	8,436	216,468
BindView Development Corp.*	4,200	13,776
Black Box Corp.	2,700	101,007
Catapult Communications Corp.*	2,111	45,070
Computer Horizons Corp.*	3,800	13,870
Computer Programs & Systems, Inc.	1,300	36,504
Computer Task Group, Inc.*	900	3,582
Covansys Corp.*	3,300	49,220
CyberGuard Corp.*	2,800	23,072
Dynamics Research Corp.*	1,100	18,084
Extreme Networks, Inc.*	21,700	127,813
FactSet Research Systems, Inc.	6,600	217,866
I-Sector Corp.*	400	2,096
Infocrossing, Inc.*	2,400	38,016
Inforte Corp.*	1,100	5,940
Intelligroup, Inc.*	1,500	1,830
Intergraph Corp.*	5,500	158,455
Jack Henry & Associates, Inc.	9,600	172,704
Manhattan Associates, Inc.*	5,100	103,887
Maxtor Corp.*	42,500	226,100
MICROS Systems, Inc.*	6,000	220,260
NetScout Systems, Inc.*	4,900	21,805
Overland Storage, Inc.*	1,700	24,956
PEC Solutions, Inc.*	4,100	51,578
Pegasus Solutions, Inc.*	3,200	37,824
Perot Systems Corp. Class A*	6,600	88,704
Pomeroy Computer Resources, Inc.*	2,000	29,800
Radiant Systems, Inc.*	2,800	27,440
Saba Software, Inc.*	1,100	5,566
Safeguard Scientifics, Inc.*	15,500	22,010
Sapient Corp.*	23,500	172,607
SimpleTech, Inc.*	7,200	28,368
SRA International, Inc. Class A*	2,500	150,625
Sybase, Inc.*	6,700	123,682
Sykes Enterprises, Inc.*	6,300	43,281
Syntel, Inc.	6,900	122,130
TechTeam Global, Inc.*	1,700	18,751
Tier Technologies, Inc. Class B*	1,800	13,266
Tyler Technologies, Inc.*	6,900	52,509
Viewpoint Corp.*	4,900	13,720
Wind River Systems, Inc.*	14,800	223,184
Zomax, Inc.*	6,000	17,880
		$3,349,947
Computer Software — 3.7%
@Road, Inc.*	9,900	40,590
ActivCard Corp.*	7,100	45,085
Activision, Inc.*	1,883	27,863
Actuate Corp.*	8,000	19,200
Advent Software, Inc.*	5,600	101,808
Agile Software Corp.*	8,700	63,336
Altiris, Inc.*	4,800	114,480
American Software, Inc. Class A	2,800	18,172
Ansoft Corp.*	1,500	40,470
ANSYS, Inc.*	5,600	191,576
Applix, Inc.*	1,100	6,628
Apropos Technology, Inc.*	2,200	6,600
Ascential Software Corp.*	2,325	43,082
Authentidate Holding Corp.*	4,600	18,354
AXS-One, Inc.*	2,500	8,375
Blue Martini Software, Inc.*	1,100	4,301
Borland Software Corp.*	14,500	117,740
Bottomline Technologies, Inc.*	2,200	28,710
Callidus Software, Inc.*	2,200	8,888
Centra Software, Inc.*	2,400	5,760
Cenuco, Inc.*	1,100	2,860
Chordiant Software, Inc.*	8,637	14,424
Clarus Corp.*	1,900	15,105
Concord Communications, Inc.*	2,400	24,288
Convera Corp.*	4,100	21,238
Datastream Systems, Inc.*	6,200	43,524
Dendrite International, Inc.*	7,500	105,300
Digitas, Inc.*	15,580	157,358
Echelon Corp.*	7,000	47,880
Embarcadero Technologies, Inc.*	3,300	21,747
Enterasys Networks, Inc.*	29,000	40,600
Epicor Software Corp.*	9,100	119,210
EPIQ Systems, Inc.*	2,300	29,854
eResearch Technology, Inc.*	8,850	104,253
FalconStor Software, Inc.*	7,000	41,790
FileNET Corp.*	7,400	168,572
Hypercom Corp.*	8,800	41,624
Hyperion Solutions Corp.*	4,000	176,440
Identix, Inc.*	14,884	75,164
Informatica Corp.*	14,700	121,569
Intellisync Corp.*	6,900	25,254
Interactive Intelligence, Inc.*	2,000	9,920
Internet Security Systems, Inc.*	8,300	151,890
Interwoven, Inc.*	6,919	53,899
iPass, Inc.*	4,500	27,540
JDA Software Group, Inc.*	5,000	70,200
Lawson Software, Inc.*	15,900	93,810
Macromedia, Inc.*	8,080	270,680
Magma Design Automation, Inc.*	5,600	66,472
Manugistics Group, Inc.*	9,500	15,960
MAPICS, Inc.*	3,300	42,009
MapInfo Corp.*	3,500	42,140
MatrixOne, Inc.*	8,800	41,976
MetaSolv, Inc.*	4,100	10,045
Micromuse, Inc.*	8,200	37,146
Midway Games, Inc.*	15,400	158,004
Moldflow Corp.*	1,100	17,589
Motive ,Inc.*	1,400	14,000
MRO Software, Inc.*	4,248	59,599
MSC Software Corp.*	4,000	44,520
Neoware Systems, Inc.*	2,600	27,118

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Software (Continued)
NetIQ Corp.*	8,700	99,441
Netopia, Inc.*	2,600	8,320
Omnicell, Inc.*	3,700	26,677
On2 Technologies, Inc.*	100	64
ONYX Software Corp.*	1,300	3,419
Openwave Systems, Inc.*	11,933	145,463
OPNET Technologies, Inc.*	2,900	24,244
Opsware, Inc.*	12,500	64,500
Packeteer, Inc.*	4,900	75,411
PalmSource, Inc.*	2,068	18,695
Parametric Technology Corp.*	33,300	186,147
PDF Solutions, Inc.*	3,800	53,200
Pegasystems, Inc.*	5,500	29,590
Per-Se Technologies, Inc.*	4,700	72,145
Pervasive Software, Inc.*	3,000	13,800
Phoenix Technology Ltd.*	5,700	54,264
Pinnacle Systems, Inc.*	10,300	57,577
PLATO Learning, Inc.*	4,000	31,200
Portal Software, Inc.*	4,540	10,987
Progress Software Corp.*	6,500	170,430
QAD, Inc.	4,300	35,561
Quest Software, Inc.*	15,200	210,368
Raindance Communications, Inc.*	4,800	12,053
ScanSoft, Inc.*	16,952	63,061
Secure Computing Corp.*	5,000	42,850
SERENA Software, Inc.*	7,800	185,328
Simulations Plus, Inc.*	200	930
SPSS, Inc.*	1,832	31,859
SS&C Technologies, Inc.	3,600	82,080
SumTotal Systems ,Inc.*	2,600	14,170
SupportSoft, Inc.*	7,300	38,544
Synplicity, Inc.*	3,300	18,513
Take-Two Interactive Software, Inc.*	4,000	156,400
TeleCommunication Systems, Inc. Class A*	4,100	10,947
THQ, Inc.*	6,600	185,724
TIBCO Software, Inc.*	10,500	78,225
Tradestation Group, Inc.*	4,900	29,596
Transaction Systems Architects, Inc. Class A*	6,800	157,420
Ulticom, Inc.*	7,240	80,581
Ultimate Software Group, Inc.*	2,600	41,548
VA Software Corp.*	4,500	7,425
Vastera, Inc.*	4,800	14,064
Vitria Technology, Inc.*	5,038	17,432
Witness Systems, Inc.*	5,000	87,750
		$6,311,592
Computers — 0.0%
Gateway, Inc.*	5,000	20,150
Merge Technologies, Inc.*	1,700	29,835
		$49,985
Construction Materials — 0.2%
Eagle Materials, Inc.	2,100	169,974
Eagle Materials, Inc. Class B	1,100	86,680
U.S. Concrete, Inc.*	3,800	23,826
		$280,480
Consumer Products — 0.9%
Blyth, Inc.	6,100	194,224
Central Garden & Pet Co.*	3,200	140,352
CNS, Inc.	1,900	33,820
Department 56, Inc.*	1,700	29,682
Fossil, Inc.*	6,975	180,827
IDEXX Laboratories, Inc.*	2,400	129,984
Jarden Corp.*	4,950	227,106
Playtex Products, Inc.*	9,200	82,800
Russ Berrie & Co., Inc.	2,900	55,535
The Scotts Co. Class A*	600	42,138
The Yankee Candle Co., Inc.*	4,500	142,650
Tupperware Corp.	10,500	213,780
		$1,472,898
Containers & Glass — 0.3%
Crown Holdings, Inc.*	14,800	230,288
Silgan Holdings, Inc.	3,301	214,499
		$444,787
Containers-Paper/Plastic — 0.2%
Graphic Packaging Corp.*	25,500	112,455
Longview Fibre Co.	8,700	163,212
Packaging Dynamics Corp.	320	4,477
Rock-Tenn Co. Class A	5,700	75,810
		$355,954
Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	510	5,967
Suncoast Naturals, Inc.*	91	9
		$5,976
Distribution/Wholesale — 1.3%
Advanced Marketing Services, Inc.*	2,700	16,200
Aviall, Inc.*	5,800	162,400
Bell Microproducts, Inc.*	4,500	33,660
Brightpoint, Inc.*	3,150	59,000
Building Materials Holding Corp.	2,100	93,408
Central European Distribution Corp.*	2,650	88,218
Handleman Co.	3,700	70,152
Hughes Supply, Inc.	4,600	136,850
Industrial Distribution Group, Inc.*	700	6,265
Infosonics Corp.*	100	252
Keystone Automotive Industries, Inc.*	2,200	50,952
Nash-Finch Co.	2,000	75,980
Navarre Corp.*	4,000	31,800
NuCo2, Inc.*	1,800	47,340
Owens & Minor, Inc.	7,100	192,765
Reliv’ International, Inc.	1,600	14,400
Rentrak Corp.*	900	9,972
ScanSource, Inc.*	2,300	119,209
SCP Pool Corp.	6,412	204,286
Spartan Stores, Inc.*	2,634	28,026
United Natural Foods, Inc.*	6,800	194,684
United Stationers, Inc.*	3,400	153,850
Watsco, Inc.	4,200	176,820
WESCO International, Inc.*	6,600	184,800
		$2,151,289
Diversified Operations — 2.4%
Actuant Corp. Class A*	4,000	179,680
Acuity Brands, Inc.	800	21,600
AMERCO*	2,500	115,750
Ameron International Corp.	1,000	36,000
Barnes Group, Inc.	3,700	100,529
Blount International, Inc.*	8,100	137,538
Carlisle Cos., Inc.	1,200	83,724
Chemed Corp.	2,200	168,256
Cornell Corrections, Inc.*	1,700	21,420
Digimarc Corp.*	2,400	14,760
EnPro Industries, Inc.*	3,200	88,000
ESCO Technologies, Inc.*	2,300	184,805
Esterline Technologies Corp.*	4,200	145,110
Federal Signal Corp.	8,200	124,394
Florida East Coast Industries, Inc.	5,400	229,392
Griffon Corp.*	5,250	112,402

	SHARES	VALUE
COMMON STOCKS (Continued)
Diversified Operations (Continued)
Lancaster Colony Corp.	1,100	46,805
Lydall, Inc.*	1,800	19,980
Mathews International Corp. Class A	5,800	190,008
Myers Industries, Inc.	5,887	83,066
NACCO Industries, Inc. Class A	1,000	101,940
Odyssey Marine Exploration, Inc.*	3,500	13,020
PerkinElmer, Inc.	10,033	206,981
Raven Industries, Inc.	2,600	53,092
Roper Industries, Inc.	2,200	144,100
Sensient Technologies Corp.	7,100	153,076
Standex International Corp.	1,700	46,410
Sturm, Ruger & Co., Inc.	3,800	26,334
Tredegar Corp.	6,600	111,276
Trinity Industries, Inc.	7,600	214,092
Universal Corp.	4,400	201,388
UNOVA, Inc.*	8,500	175,525
Vector Group Ltd.	7,119	109,490
VendingData Corp.*	1,000	2,000
Volt Information Sciences, Inc.*	2,200	53,130
Walter Industries, Inc.	6,300	268,065
World Fuel Services Corp.	3,200	100,800
Zoltek Cos., Inc.*	2,000	24,320
		$4,108,258
Education — 0.6%
Corinthian Colleges, Inc.*	6,200	97,464
DeVry, Inc.*	10,600	200,552
Education Management Corp.*	1,800	50,310
INVESTools, Inc.*	3,900	20,124
ITT Educational Services, Inc.*	3,200	155,200
Laureate Education, Inc.*	3,600	154,044
Learning Tree International, Inc.*	2,400	34,584
Renaissance Learning, Inc.	4,922	84,265
Strayer Education, Inc.	1,600	181,312
The Geo Group, Inc.*	2,800	80,024
		$1,057,879
Electric Utilities — 0.3%
ALLETE, Inc.	5,300	221,805
Calpine Corp.*	3,500	9,800
Duquesne Light Holdings, Inc.	13,100	234,752
Weststar Energy, Inc.	1,400	30,296
		$496,653
Electrical Equipment — 1.6%
Active Power, Inc.*	6,300	20,412
ADDvantage Technologies Group, Inc.*	700	2,961
Advanced Energy Industries, Inc.*	4,900	47,383
Advanced Power Technology, Inc.*	900	6,390
Artesyn Technologies, Inc.*	5,800	50,518
August Technology Corp.*	2,000	23,440
Avid Technology, Inc.*	3,300	178,596
Axcelis Technologies, Inc.*	18,000	131,400
C&D Technologies, Inc.	3,800	38,190
Celeritek, Inc.	1,200	960
Checkpoint Systems, Inc.*	6,400	108,032
Cohu, Inc.	3,200	51,040
Credence Systems Corp.*	16,380	129,566
CyberOptics Corp.*	700	8,736
Distributed Energy Systems Corp.*	5,700	19,380
Fiberstars, Inc.*	700	6,650
FLIR Systems, Inc.*	8,800	266,640
Genlyte Group, Inc.*	2,200	197,934
GrafTech International Ltd.*	17,500	99,575
Helix Technology Corp.	3,900	60,333
Ibis Technology Corp.*	1,000	2,201
Input/Output, Inc.*	12,900	83,205
Intermagnetics General Corp.*	5,065	123,282
Lincoln Electric Holdings, Inc.	7,000	210,560
Littelfuse, Inc.*	3,965	113,597
LTX Corp.*	9,700	43,068
Meade Instruments Corp.*	3,300	9,603
Measurement Specialties, Inc.*	800	18,400
Paxar Corp.*	6,700	142,978
Photon Dynamics, Inc.*	2,500	47,650
Power Integrations, Inc.*	5,300	110,717
Power-One, Inc.*	14,262	69,313
Rogers Corp.*	2,800	112,000
SBS Technologies, Inc.*	1,800	20,070
SIPEX Corp.*	3,800	8,816
Technology Research Corp.	400	2,044
Veeco Instruments, Inc.*	4,700	70,735
Vicor Corp.	4,800	50,112
Woodhead Industries, Inc.	1,700	23,120
		$2,709,607
Electronics — 4.8%
Actel Corp.*	4,500	69,210
Aeroflex, Inc.*	12,200	113,826
Aixtron AG (ADR)*	1,173	4,880
Alliance Semiconductor Corp.*	6,000	14,940
American Superconductor Corp.*	4,200	41,916
AMETEK, Inc.	6,000	241,500
Amkor Technology, Inc.*	31,600	121,976
Analogic Corp.	2,200	95,150
Anixter International, Inc.*	6,800	245,820
Apogee Technology, Inc.*	700	1,386
Applied Micro Circuits Corp.*	18,300	60,207
Asyst Technologies, Inc.*	6,000	28,740
ATMI, Inc.*	5,700	142,728
Audiovox Corp. Class A*	3,100	39,494
Avnet, Inc.*	1,799	33,138
Belden CDT, Inc.	5,950	132,149
Benchmark Electronics, Inc.*	6,650	211,669
Brillian Corp.*	375	664
Brooks Automation, Inc.*	8,124	123,322
BTU International, Inc.*	600	1,980
Capstone Turbine Corp.*	8,800	13,640
Catalyst Semiconductor, Inc.*	2,900	12,383
CEVA, Inc.*	2,200	16,280
Cirrus Logic, Inc.*	14,500	65,540
Coherent, Inc.*	4,900	165,424
CompuDyne Corp.*	1,100	7,040
Conexant Systems, Inc.*	15,933	23,900
Cree, Inc.*	5,100	110,925
CTS Corp.	6,500	84,500
Cubic Corp.	4,500	85,230
Cymer, Inc.*	5,900	157,943
Cypress Semiconductor Corp.*	13,800	173,880
Daktronics, Inc.*	2,800	60,620
DSP Group, Inc.*	4,700	121,072
DuPont Photomasks, Inc.*	2,600	69,342
Electro Scientific Industries, Inc.*	3,900	75,621
Electroglas, Inc.*	3,500	13,825
EMCORE Corp.*	7,100	23,927
Emerson Radio Corp.*	4,300	15,136
Energy Conversion Devices, Inc.*	3,700	84,101
Entegris, Inc.*	12,500	123,625
ESS Technology, Inc.*	5,800	30,566
Exar Corp.*	6,600	88,440
Excel Technology, Inc.*	1,600	39,328

	SHARES	VALUE
COMMON STOCKS (Continued)
Electronics (Continued)
Fargo Electronics, Inc.*	1,700	24,939
FARO Technologies, Inc.*	2,000	47,080
Genesis Microchip, Inc.*	5,100	73,695
II-VI, Inc.*	4,400	76,736
InFocus Corp.*	6,700	38,458
Innovex, Inc.*	2,812	9,926
Integrated Circuit Systems, Inc.*	6,300	120,456
Integrated Device Technology, Inc.*	17,900	215,337
Integrated Silicon Solution, Inc.*	5,900	39,530
Interlink Electronics ,Inc.*	600	3,888
Itron, Inc.*	3,100	91,884
IXYS Corp.*	4,400	50,336
Keithley Instruments, Inc.	1,800	29,034
KEMET Corp.*	14,700	113,925
Kopin Corp.*	11,200	34,384
LaBarge, Inc.*	1,600	20,944
Lamson & Sessions Co.*	1,300	12,935
Lattice Semiconductor Corp.*	19,259	103,421
LeCroy Corp.*	1,300	22,269
Lifeline Systems, Inc.*	1,800	54,576
LogicVision, Inc.*	2,900	7,743
Lowrance Electronics, Inc.	500	12,155
LSI Industries, Inc.	2,600	29,198
MagneTek, Inc.*	4,600	24,518
Mattson Technology, Inc.*	8,700	69,078
Merix Corp.*	2,500	28,025
Methode Electronics, Inc. Class A	3,100	37,541
Micrel, Inc.*	16,200	149,364
Microsemi Corp.*	11,000	179,190
Microtune, Inc.*	7,500	32,325
Mindspeed Technologies, Inc.*	13,800	30,774
MIPS Technologies, Inc. Class A*	6,200	71,300
MKS Instruments, Inc.*	8,600	136,568
Molecular Devices Corp.*	2,370	45,030
Monolithic System Technology, Inc.*	3,700	21,645
Nanometrics, Inc.*	2,100	24,717
Nassda Corp.*	3,600	23,976
Newport Corp.*	6,900	99,981
Nu Horizons Electronics Corp.*	2,200	15,730
OmniVision Technologies, Inc.*	10,200	154,530
ON Semiconductor Corp.*	45,800	180,910
OSI Systems, Inc.*	2,300	40,273
Park Electrochemical Corp.	3,000	60,780
Parlex Corp.*	800	5,080
Pemstar, Inc.*	5,000	5,900
Pericom Semiconductor Corp.*	4,500	38,565
Photronics, Inc.*	5,200	94,120
Pixelworks, Inc.*	3,400	27,710
Planar Systems, Inc.*	1,700	15,334
PLX Technology, Inc.*	3,100	32,550
PMC-Sierra, Inc.*	8,000	70,400
QuickLogic Corp.*	2,200	7,524
Rambus, Inc.*	8,900	134,123
Ramtron International Corp.*	2,000	6,520
RF Monolithics, Inc.*	600	2,736
Richardson Electronics, Ltd.	1,700	17,459
Rudolph Technologies, Inc.*	2,300	34,638
Silicon Image, Inc.*	13,800	138,828
Siliconix, Inc.*	4,200	148,176
Skyworks Solutions, Inc.*	23,600	149,860
Sonic Solutions*	3,500	52,675
Spectrum Control, Inc.*	1,200	8,964
Staktek Holdings ,Inc.*	8,600	34,056
STATS ChipPAC Ltd. ADR*	9,792	64,725
Stoneridge, Inc.*	3,300	40,293
Superconductor Technologies, Inc.*	2,350	1,598
Supertex, Inc.*	1,700	31,127
Sypris Solutions, Inc.	2,900	31,088
Technitrol, Inc.	6,600	98,472
Thomas & Betts Corp.*	5,600	180,880
Three-Five Systems, Inc.*	1,700	1,751
Transmeta Corp.*	22,000	20,460
TranSwitch Corp.*	7,500	10,275
Trimble Navigation Ltd.*	6,900	233,289
Tripath Technology, Inc.*	2,700	2,403
TriQuint Semiconductor, Inc.*	23,400	79,092
Ultimate Electronics, Inc.*	1,600	464
Ultratech Stepper, Inc.*	3,600	52,560
Universal Display Corp.*	3,300	23,067
Universal Electronics, Inc.*	2,100	35,448
UQM Technologies, Inc.*	2,300	9,108
Vitesse Semiconductor Corp.*	36,700	98,356
White Electronic Designs Corp.*	3,700	18,093
Wilson Greatbatch Technologies, Inc.*	3,400	62,016
Zoran Corp.*	7,361	76,186
Zygo Corp.*	2,300	29,808
		$8,271,864
Energy — 0.4%
Arotech Corp.*	5,000	6,950
BayCorp Holdings Ltd.*	68	914
Danielson Holding Corp.*	6,900	119,025
Evergreen Solar, Inc.*	5,700	40,299
KFx, Inc.*	10,900	146,060
Plug Power, Inc.*	11,663	76,976
Quantum Fuel Systems Technologies Worldwide, Inc.*	4,900	22,687
South Jersey Industries, Inc.	2,200	124,080
Syntroleum Corp.*	6,900	84,456
Watts Industries, Inc. Class A	3,700	120,657
		$742,104
Enviromental Services — 0.4%
Calgon Carbon Corp.	6,600	56,364
Duratek, Inc.*	1,900	37,905
Flanders Corp.*	3,400	38,352
Headwaters, Inc.*	5,700	187,074
Mine Safety Appliances Co.	5,200	201,448
Rollins, Inc.	11,700	217,620
		$738,763
Facility Services — 0.1%
ABM Industries, Inc.	8,200	157,686

Financial Services — 2.8%
Advanta Corp. Class A	1,600	33,280
Advanta Corp. Class B	2,900	66,700
Affiliated Managers Group, Inc.*	3,150	195,394
American Capital Strategies Ltd.	3,300	103,653
AmeriServ Financial, Inc.*	2,700	15,147
Bay View Capital Corp.	560	8,966
BFC Financial Corp.*	2,000	18,900
Cash America International, Inc.	5,200	114,036
Citizens Banking Corp.	6,900	202,584
Citizens South Banking Corp.	1,200	16,404
City Holding Co.	2,600	76,791
CoBiz, Inc.	1,575	30,523
Coinstar, Inc.*	3,200	67,840
CompuCredit Corp.*	7,800	207,636
Consumer Portfolio Services, Inc.*	300	1,479
Credit Acceptance Corp.*	7,000	138,460
Delta Financial Corp.	3,200	28,000

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
Digital Insight Corp.*	5,600	91,840
E-Loan, Inc.*	10,836	28,715
eFunds Corp.*	8,700	194,184
Encore Capital Group, Inc.*	3,300	48,015
eSPEED, Inc. Class A*	5,500	50,600
Federal Agricultural Mortgage Corp. Class C	1,400	24,486
Financial Federal Corp.	3,000	106,110
First Albany Cos., Inc.	1,147	10,507
First Commonwealth Financial Corp.	11,100	152,070
FirstCity Financial Corp.*	1,000	12,850
Fremont General Corp.	7,700	169,323
Gabelli Asset Management, Inc. Class A	800	35,720
IndyMac Bancorp, Inc.	2,800	95,200
Interactive Data Corp.*	5,000	103,750
Investment Technology Group, Inc.*	7,600	133,000
Irwin Financial Corp.	4,700	108,194
Jefferies Group, Inc.	4,800	180,864
Knight Trading Group, Inc.*	18,600	179,304
LaBranche & Co., Inc.*	8,400	78,120
Ladenburg Thalmann Financial Services ,Inc.*	1,709	1,162
Maxcor Financial Group, Inc.	500	5,870
MCG Capital Corp.	7,100	109,233
Metris Cos., Inc.*	9,900	114,741
Netbank, Inc.	1,700	14,416
Piper Jaffray Cos., Inc.*	3,100	113,429
Portfolio Recovery Associates, Inc.*	2,000	68,060
PRG-Schultz International, Inc.*	10,500	52,605
Resource America, Inc.	2,800	98,126
Sanders Morris Harris Group, Inc.	2,500	45,200
South Financial Group, Inc.	4,000	122,160
Southwest Bancorporation of Texas, Inc.	12,600	231,210
Stifel Financial Corp.*	1,466	31,959
Susquehanna Bancshares, Inc.	7,700	187,726
SWS Group, Inc.	2,434	39,017
The Washtenaw Group, Inc.*	100	120
UICI	6,900	167,325
United Financial Mortgage Corp.*	300	1,260
Unizan Financial Corp.	2,600	67,600
Westwood Holdings Group, Inc.	258	4,897
WFS Financial, Inc.*	2,400	103,560
World Acceptance Corp.*	3,800	96,976
		$4,805,297
Food & Beverages — 1.4%
American Italian Pasta Co. Class A	2,700	73,980
American States Water Co.	2,550	64,515
Cal-Maine Foods, Inc.	2,800	22,008
Chiquita Brands International, Inc.	6,500	174,070
Corn Products International, Inc.	5,000	129,950
Del Monte Foods Co.*	5,800	62,930
Flowers Foods, Inc.	6,950	196,059
Green Mountian Coffee, Inc.*	600	14,400
Hain Celestial Group, Inc.*	5,879	109,585
Imperial Sugar Co.	900	12,519
Interstate Bakeries Corp.*	6,400	37,760
J & J Snack Foods Corp.	1,200	56,196
John B. Sanfilippo & Son, Inc.*	1,300	31,954
Lance, Inc.	4,900	78,743
M&F Worldwide Corp.*	2,400	32,016
MGP Ingredients, Inc.	2,400	20,016
Monterey Pasta Co.*	1,200	3,840
Panera Bread Co. Class A*	4,300	243,079
Peet’s Coffee & Tea, Inc.*	1,900	46,835
Performance Food Group Co.*	7,400	204,832
Pilgrim’s Pride Corp.	6,700	239,324
Ralcorp Holdings, Inc.	4,400	208,340
Sanderson Farms, Inc.	3,600	155,556
Scheid Vineyards, Inc. Class A	100	625
Tasty Baking Co.	800	6,712
The Boston Beer Co., Inc. Class A*	1,400	30,660
Triarc Cos., Inc.	3,900	55,380
Triarc Cos., Inc. Class B	4,000	55,320
		$2,367,204
Forest & Paper Products — 0.4%
Buckeye Technologies, Inc.*	6,400	69,120
Caraustar Industries, Inc.*	4,300	55,470
Chesapeake Corp.	2,900	60,958
Deltic Timber Corp.	1,800	70,380
P.H. Glatfelter Co.	7,000	103,250
Pope & Talbot, Inc.	2,800	49,224
Schweitzer-Mauduit International, Inc.	2,100	70,455
Universal Forest Products, Inc.	3,200	124,320
Wausau-Mosinee Paper Corp.	8,800	124,432
		$727,609
Funeral Services — 0.1%
Alderwoods Group ,Inc.*	100	1,180
Carriage Services, Inc.*	2,900	16,153
Service Corp. International	800	5,984
Stewart Enterprises, Inc. Class A	17,700	108,855
		$132,172
Health Care - Biotechnology — 2.7%
Acacia Research-CombiMatrix*	4,928	10,940
Affymetrix, Inc.*	3,500	149,940
Alexion Pharmaceuticals, Inc.*	4,700	101,825
Antigenics, Inc.*	6,800	45,560
Arena Pharmaceuticals, Inc.*	4,800	24,240
ArQule, Inc.*	4,600	21,666
AtheroGenics, Inc.*	6,700	87,703
AVANT Immunotherapeutics, Inc.*	7,100	11,573
Avigen, Inc.*	3,259	9,093
BioCryst Pharmaceuticals, Inc.*	2,800	12,908
Bioenvision, Inc.*	3,900	22,425
BioMarin Pharmaceutical, Inc.*	9,700	49,955
BioSante Pharmaceuticals, Inc.*	1,600	6,400
BioSource International, Inc.*	1,500	10,920
BioSphere Medical, Inc.*	2,500	9,875
Cambrex Corp.	4,200	89,460
CancerVax Corp.*	3,300	21,747
Cell Genesys, Inc.*	6,700	30,351
Charles River Laboratories International, Inc.*	44	2,070
Ciphergen Biosystems, Inc.*	2,600	7,202
Conceptus, Inc.*	3,200	24,960
Cryolife, Inc.*	2,300	14,237
CTI Molecular Imaging, Inc.*	1,600	32,432
CUNO, Inc.*	3,100	159,309
CuraGen Corp.*	9,000	37,440
Curis, Inc.*	5,400	19,332
CYTOGEN Corp.*	2,000	11,580
Digene Corp.*	3,100	64,325
Discovery Laboratories, Inc.*	5,600	31,528
Diversa Corp.*	6,500	32,370
Dyax Corp.*	4,000	12,880
Emisphere Technologies, Inc.*	2,500	9,175
Encysive Pharmaceuticals, Inc.*	8,300	84,826
EntreMed, Inc.*	3,500	7,350

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Enzo Biochem, Inc.*	4,767	68,740
Enzon, Inc.*	4,700	47,893
Exact Sciences Corp.*	2,400	8,568
Exelixis, Inc.*	12,700	86,106
Genaissance Pharmaceuticals, Inc.*	2,300	2,873
Gene Logic, Inc.*	5,200	16,328
Genelabs Technologies, Inc.*	5,800	3,480
Genta, Inc.*	9,000	10,170
GenVec, Inc.*	4,100	7,093
Geron Corp.*	6,800	41,548
GTC Biotherapeutics, Inc.*	3,000	3,150
Guilford Pharmaceuticals, Inc.*	5,300	12,190
Harvard Bioscience, Inc.*	4,900	19,061
Hemispherx Biopharma, Inc.*	4,100	6,150
ICOS Corp.*	500	11,230
Immunomedics, Inc.*	5,500	13,365
Incyte Corp.*	14,900	101,767
Inhibitex ,Inc.*	1,700	10,353
Integra LifeSciences Holdings*	5,200	183,144
InterMune, Inc.*	4,826	53,086
Introgen Therapeutics, Inc.*	3,200	25,248
Isolagen, Inc.*	4,400	27,676
Kosan Biosciences, Inc.*	4,600	18,860
Lexicon Genetics, Inc.*	10,100	51,611
LifeCell Corp.*	3,400	30,260
Lipid Sciences, Inc.*	2,200	8,917
Martek Biosciences Corp.*	2,200	128,018
Matritech, Inc.*	3,100	3,193
Maxygen, Inc.*	5,066	43,466
Medarex, Inc.*	15,400	109,802
Myriad Genetics, Inc.*	5,500	101,145
Nabi Biopharmaceuticals*	10,400	129,792
Nanogen, Inc.*	5,700	19,836
Neose Technologies, Inc.*	2,459	6,344
Northfield Laboratories, Inc.*	3,200	36,000
Novavax, Inc.*	3,900	5,499
Nuvelo, Inc.*	3,766	24,479
Orchid Biosciences, Inc.*	2,700	31,752
Oscient Pharmaceutical Corp.*	12,100	28,314
Pharmaceutical Product Development, Inc.*	4,800	232,560
PRAECIS Pharmaceuticals, Inc.*	6,800	7,140
Progenics Pharmaceuticals, Inc.*	2,400	40,344
Protein Design Labs, Inc.*	9,400	150,306
Regeneration Technologies, Inc.*	3,700	38,147
Regeneron Pharmaceuticals, Inc.*	8,400	42,924
Repligen Corp.*	2,700	4,590
Sangamo BioSciences, Inc.*	2,200	8,800
Savient Pharmaceuticals, Inc.*	5,800	15,950
Seattle Genetics, Inc.*	6,355	32,665
Sequenom, Inc.*	2,500	2,625
Serologicals Corp.*	6,100	149,084
Sirna Therapeutics, Inc.*	3,300	9,636
Strategic Diagnostics, Inc.*	3,050	9,119
Tanox, Inc.*	7,500	72,000
Techne Corp.*	1,700	68,306
Telik, Inc.*	7,900	119,132
The Medicines Co.*	7,200	163,152
Third Wave Technologies, Inc.*	4,900	28,224
Titan Pharmaceuticals, Inc.*	4,500	9,990
Transkaryotic Therapies, Inc.*	6,300	157,279
Trimeris, Inc.*	2,700	30,402
Vical, Inc.*	2,600	10,400
Vicuron Phamaceuticals, Inc.*	10,800	170,208
Virologic, Inc.*	10,120	24,187
VISX, Inc.*	7,900	185,176
		$4,586,450
Health Care - Drugs — 2.4%
aaiPharma, Inc.*	3,600	2,556
Able Laboratories, Inc.*	2,600	60,996
Accelrys, Inc.*	3,600	21,348
Access Pharmaceuticals, Inc.*	1,600	3,984
Accredo Health, Inc.*	4,350	193,183
Adolor Corp.*	5,800	57,652
Advancis Pharmaceutical Corp.*	1,400	5,180
Alkermes, Inc.*	15,200	157,776
Allos Therapeutics, Inc.*	2,700	5,562
Alpharma, Inc. Class A	6,900	85,008
Alteon, Inc.*	4,500	2,655
Andrx Group*	3,200	72,544
AP Pharma, Inc.*	1,700	2,448
Aphton Corp.*	3,400	4,318
ARIAD Pharmaceuticals, Inc.*	7,400	41,440
Array BioPharma, Inc.*	4,400	30,844
AVANIR Pharmaceuticals Class A*	11,200	24,640
AXM Pharma, Inc.*	1,300	3,562
Bradley Pharmaceuticals, Inc. Class A*	2,300	21,988
Caraco Pharmaceutical Laboratories Ltd.*	3,200	26,176
Cell Therapeutics, Inc.*	8,100	29,079
Cellegy Pharmaceuticals, Inc.*	2,400	3,888
CollaGenex Pharmaceuticals, Inc.*	1,500	7,005
Connetics Corp.*	6,400	161,856
Corixa Corp.*	7,201	22,107
Cubist Pharmaceuticals, Inc.*	6,300	66,906
CV Therapeutics, Inc.*	6,200	126,232
D & K Healthcare Resources, Inc.	2,300	19,251
Dendreon Corp.*	9,900	53,955
DOV Pharmaceutical, Inc.*	3,200	43,776
Durect Corp.*	4,700	17,108
DUSA Pharmaceuticals, Inc.*	1,900	16,587
First Horizon Pharmaceutical Corp.*	6,400	108,032
Hi-Tech Pharmacal Co., Inc.*	800	17,584
Immtech International, Inc.*	900	11,178
ImmunoGen, Inc.*	6,312	33,012
Impax Laboratories, Inc.*	10,500	168,000
Indevus Pharmaceuticals, Inc.*	7,200	20,016
Integrated Biopharma, Inc.*	1,100	5,830
Interpharm Holdings, Inc.*	2,000	3,100
IntraBiotics Pharmaceuticals, Inc.*	700	2,520
Isis Pharmaceuticals, Inc.*	8,000	30,960
Ista Pharmaceuticals, Inc.*	2,200	21,736
K-V Pharmaceutical Co. Class A*	6,000	139,200
K-V Pharmaceutical Co. Class B*	700	16,436
Kos Pharmaceuticals, Inc.*	5,200	216,736
Lannett Co., Inc.*	3,650	22,995
Ligand Pharmaceuticals, Inc. Class B*	13,300	76,209
Maxim Pharmaceuticals, Inc.*	3,300	5,808
Medicis Pharmaceutical Corp. Class A	1,600	47,968
NeoPharm, Inc.*	2,949	22,914
Neurocrine Biosciences, Inc.*	1,500	57,090
Neurogen Corp.*	5,100	36,108
NPS Pharmaceuticals, Inc.*	6,600	83,292
Omega Protein Corp.*	3,900	26,598
Onyx Pharmaceuticals, Inc.*	6,300	197,505
Pain Therapeutics, Inc.*	5,200	26,416
Par Pharmaceutical Cos., Inc.*	4,800	160,512
Penwest Pharmaceuticals Co.*	2,600	32,136
PetMed Express, Inc.*	2,200	16,302
Pharmacopeia Drug Discovery, Inc.*	1,800	9,072
Pharmacyclics, Inc.*	3,400	27,302

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
POZEN, Inc.*	3,700	19,277
Priority Healthcare Corp. Class B*	6,600	142,758
QLT, Inc.*	2,900	37,294
SciClone Pharmaceuticals, Inc.*	7,600	21,584
Spectrum Pharmaceuticals, Inc.*	1,300	7,735
Star Scientific, Inc.*	10,600	56,074
Super-Gen, Inc.*	5,800	28,188
The Quigley Corp.*	2,100	17,346
United Therapeutics Corp.*	4,000	182,780
Valeant Pharmaceuticals International	7,500	168,900
VaxGen, Inc.*	3,300	41,184
Vertex Pharmaceuticals, Inc.*	14,458	135,327
ViroPharma, Inc.*	2,400	5,616
VIVUS, Inc.*	4,600	13,754
Zymogenetics, Inc.*	9,700	148,022
		$4,060,016
Health Care - Products — 4.0%
1-800 CONTACTS, Inc.*	1,500	31,305
Abaxis, Inc.*	2,800	24,780
Abgenix, Inc.*	16,000	112,000
ABIOMED, Inc.*	2,700	28,566
Advanced Medical Optics, Inc.*	4,500	162,945
Aksys Ltd.*	3,300	10,461
Align Technology, Inc.*	9,700	60,528
American Medical Systems Holdings, Inc.*	11,200	192,416
AMICAS ,Inc.*	4,300	15,824
Arrhythmia Research Technology, Inc.	200	3,450
Arrow International, Inc.	6,600	226,710
ArthroCare Corp.*	3,400	96,900
Aspect Medical Systems, Inc.*	3,200	69,088
ATS Medical, Inc.*	5,400	19,710
AVI BioPharma, Inc.*	3,300	8,250
Bentley Pharmaceuticals, Inc.*	2,500	18,400
BioLase Technology, Inc.	3,200	27,200
Biosite, Inc.*	2,900	150,887
Bioveris Corp.*	1,800	9,504
Bone Care International, Inc.*	2,800	72,632
Caliper Life Sciences, Inc.*	4,991	32,192
Candela Corp.*	2,700	24,084
Cantel Medical Corp.*	1,950	56,472
Cardiac Science, Inc.*	9,700	11,155
CardioDynamics International Corp.*	6,000	17,520
CardioTech International, Inc.*	1,600	3,040
Cerus Corp.*	2,000	6,140
Cholestech Corp.*	1,700	17,136
Closure Medical Corp.*	1,800	48,060
Columbia Laboratories, Inc.*	4,300	8,213
Compex Technologies, Inc.*	1,500	7,515
CONMED, Corp.*	5,050	152,106
Criticare Systems, Inc.*	1,000	3,070
Cyberonics, Inc.*	3,700	163,429
Cypress Bioscience, Inc.*	4,500	41,130
Datascope Corp.	2,400	73,392
DepoMed, Inc.*	5,300	20,882
Diagnostic Products Corp.	4,100	198,030
Digital Angel Corp.*	3,400	15,572
DJ Orthopedics, Inc.*	3,800	95,190
Encore Medical Corp.*	8,300	44,654
Endocare, Inc.*	2,000	6,980
Endologix, Inc.*	4,100	23,575
Enpath Medical, Inc.*	400	3,248
EPIX Medical, Inc.*	3,600	25,200
Haemonetics Corp.*	4,600	193,936
Hanger Orthopedic Group, Inc.*	3,000	17,850
HealthTronics, Inc.*	4,000	43,040
Hollis-Eden Pharmaceuticals, Inc.*	2,500	17,612
Human Genome Sciences, Inc.*	10,500	96,810
I Trax, Inc.*	2,000	2,940
I-Flow Corp.*	3,197	50,609
ICU Medical, Inc.*	1,950	69,225
Illumina, Inc.*	4,700	37,976
Immucor, Inc.*	8,068	243,573
IMPAC Medical Systems, Inc.*	700	16,646
Implant Sciences Corp.*	700	4,165
Inspire Pharmaceuticals, Inc.*	7,000	57,120
Invacare Corp.	2,900	129,427
IOMED, Inc.*	700	1,491
Kensey Nash Corp.*	1,700	46,036
Landauer, Inc.	1,300	61,802
Laserscope*	3,600	114,264
Lifecore Biomedical, Inc.*	1,800	31,986
Luminex Corp.*	3,600	27,108
Matrixx Initiatives, Inc.*	1,400	15,806
Medical Action Industries, Inc.*	900	17,010
Memry Corp.*	1,700	3,026
Mentor Corp.	5,900	189,390
Meridian Bioscience, Inc.	2,000	29,800
Merit Medical Systems, Inc.*	4,444	53,284
MGI Pharma, Inc.*	7,000	176,890
Micro Therapeutics, Inc.*	3,897	15,042
Microtek Medical Holdings, Inc.*	6,900	24,702
Milestone Scientific, Inc.*	500	2,040
Misonix, Inc.*	600	3,600
Nastech Pharmaceutical Co., Inc.*	1,600	15,808
Natus Medical, Inc.*	1,700	14,212
NeighborCare, Inc.*	5,700	166,725
Nektar Therapeutics*	10,900	151,946
NMT Medical, Inc.*	2,100	14,742
North American Scientific, Inc.*	2,600	9,516
Noven Pharmaceuticals, Inc.*	3,700	62,752
Nutraceutical International Corp.*	1,300	20,618
OraSure Technologies, Inc.*	6,100	44,896
OrthoLogic Corp.*	6,100	30,866
Osteotech, Inc.*	2,000	7,600
Palomar Medical Technologies, Inc.*	2,400	64,728
Perrigo Co.	11,400	218,310
PolyMedica Corp.	4,900	155,624
Possis Medical, Inc.*	2,700	22,599
PSS World Medical, Inc.*	11,000	125,070
QuadraMed Corp.*	2,300	3,588
Quidel Corp.*	4,100	16,031
Quinton Cardiology Systmems, Inc.*	1,200	9,948
ResMed, Inc.*	2,600	146,640
Respironics, Inc.*	3,000	174,810
Rita Medical Systems, Inc.*	5,900	17,641
Sonic Innovations, Inc.*	3,000	16,740
SONUS Pharmaceuticals, Inc.*	3,600	9,504
STAAR Surgical Co.*	3,300	12,903
Sybron Dental Specialties, Inc.*	5,800	208,220
Synovis Life Technologies, Inc.*	1,300	12,974
The Spectranetics Corp.*	2,400	12,480
Theragenics Corp.*	5,100	17,544
Thoratec Corp.*	8,402	102,672
TriPath Imaging, Inc.*	4,900	34,496
Urologix, Inc.*	1,400	6,426
USANA Health Sciences, Inc.*	3,400	160,820
Vascular Solutions, Inc.*	1,400	12,670
Ventana Medical Systems, Inc.*	6,000	224,760
Vital Signs, Inc.	1,900	75,791

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Products (Continued)
West Pharmaceutical Services, Inc.	5,500	131,450
Wright Medical Group, Inc.*	6,000	144,000
Zila, Inc.*	5,500	22,220
Zoll Medical Corp.*	1,300	29,289
		$6,963,376
Health Care - Services — 3.2%
Air Methods Corp.*	1,000	7,970
Albany Molecular Research, Inc.*	5,700	58,596
Alliance Imaging, Inc.*	7,200	68,760
Allied Healthcare International, Inc.*	3,400	21,250
Allscripts Heathcare Solutions, Inc.*	5,900	84,370
Amedisys, Inc.*	2,200	66,550
America Service Group, Inc.*	1,200	26,556
American Healthways, Inc.*	5,900	194,818
American Retirement Corp.*	4,200	61,068
Amerigroup Corp.*	7,000	255,920
AmSurg Corp.*	5,450	137,885
Angelica Corp.	1,100	30,800
Applera Corp. - Celera Genomics Group*	13,101	134,285
Beverly Enterprises, Inc.*	19,400	240,172
Bio-Imaging Technologies, Inc.*	2,000	6,000
Bio-Reference Laboratories, Inc.*	1,300	18,096
BioScrip ,Inc.*	5,180	31,235
Capital Senior Living Corp.*	4,100	23,001
Centene Corp.*	6,700	200,933
Cerner Corp.*	3,200	168,032
Covance, Inc.*	3,300	157,113
Curative Health Services, Inc.*	1,300	4,420
Discovery Partners International*	5,000	16,000
Dynacq Healthcare, Inc.*	1,300	6,435
Five Star Quality Care, Inc.*	2,100	17,724
Genesis HealthCare Corp.*	3,100	132,959
HMS Holdings Corp.*	2,500	18,500
Hooper Holmes, Inc.	10,400	39,728
IDX Systems Corp.*	5,500	191,015
IMPATH, Inc.*	1,700	7,344
Kendle International, Inc.*	2,300	26,450
Kindred Healthcare, Inc.*	6,600	231,660
LabOne, Inc.*	2,600	89,648
LCA-Vision, Inc.	3,000	99,900
Magellan Health Services ,Inc.*	4,300	146,415
Matria Healthcare, Inc.*	2,293	70,418
MedCath Corp.*	2,300	67,390
Medical Staffing Network Holdings, Inc.*	5,100	33,711
MedQuist, Inc.*	4,200	56,280
National Medical Health Card Systems, Inc.*	907	20,970
NDCHealth Corp.	6,100	97,478
NovaMed Eyecare, Inc.*	3,600	20,700
OCA, Inc.*	8,100	34,425
Odyssey Healthcare, Inc.*	5,850	68,796
Option Care, Inc.	3,250	66,918
PainCare Holdings, Inc.*	3,700	18,500
PAREXEL International Corp.*	4,200	98,700
Pediatric Services of America, Inc.*	500	6,170
Pediatrix Medical Group, Inc.*	2,800	192,052
Province Healthcare Co.*	7,150	172,244
Psychiatric Solutions, Inc.*	3,400	156,400
Quality Systems, Inc.	2,000	84,680
Radiologix, Inc.*	3,500	15,015
RehabCare Group, Inc.*	2,500	71,775
Res-Care, Inc.*	2,400	30,024
SFBC International, Inc.*	2,350	82,814
Sierra Health Services, Inc.*	3,800	242,592
Specialty Laboratories, Inc.*	3,000	28,650
STERIS Corp.*	1,300	32,825
Sun Healthcare Group, Inc.*	1,400	9,282
Sunrise Assisted Living, Inc.*	3,300	160,380
The TriZetto Group, Inc.*	7,000	65,170
U.S. Physical Therapy, Inc.*	1,800	25,164
United Surgical Partners International, Inc.*	5,100	233,427
VCA Antech, Inc.*	10,600	214,438
		$5,498,996
Household Products — 0.5%
American Woodmark Corp.	2,700	97,956
Applica, Inc.*	2,800	14,168
Bassett Furniture Industries, Inc.	1,500	29,550
Church & Dwight Co., Inc.	2,400	85,128
Craftmade International, Inc.	400	8,828
Enesco Group, Inc.*	1,500	9,975
Ethan Allen Interiors, Inc.	4,000	128,000
Furniture Brands International, Inc.	9,000	196,290
Kimball International, Inc. Class B	3,800	55,100
Libbey, Inc.	1,800	37,800
Lifetime Hoan Corp.	1,200	18,588
Maytag Corp.	5,000	69,850
Oneida Ltd.*	1,500	3,750
Quaker Fabric Corp.	2,400	7,800
Restoration Hardware, Inc.*	5,300	30,210
Salton, Inc.*	1,900	4,123
		$797,116
Instruments - Scientific — 0.6%
Advanced Neuromodulation Systems, Inc.*	3,400	91,154
Bruker BioSciences Corp.*	14,838	52,230
Cepheid, Inc.*	6,300	60,921
FEI Co.*	5,700	131,955
Intuitive Surgical, Inc.*	5,700	259,179
IRIS International, Inc.*	1,500	16,845
Kyphon, Inc.*	7,400	186,258
Metrologic Instruments, Inc.*	3,200	71,936
Microvision, Inc.*	1,800	10,494
SurModics, Inc.*	2,600	82,966
Therma-Wave, Inc.*	3,900	7,527
Vital Images, Inc.*	900	13,590
X-Rite, Inc.	2,500	37,600
		$1,022,655
Insurance — 2.4%
21st Century Insurance Group	13,800	192,510
Alfa Corp.	13,595	196,448
Allmerica Financial Corp.*	5,000	179,750
American Physicians Capital, Inc.*	1,300	44,551
AmerUs Group Co.	1,600	75,600
Argonaut Group, Inc.*	4,400	93,368
Ceres Group, Inc.*	5,500	29,865
Citizens, Inc. Class A*	5,358	30,809
CNA Surety Corp.*	6,700	91,120
Crawford & Co. Class A	800	5,636
Crawford & Co. Class B	1,300	9,295
Delphi Financial Group, Inc. Class A	4,750	204,250
Donegal Group ,Inc. Class A	1,067	19,381
FBL Financial Group, Inc. Class A	4,500	126,000
Financial Industries Corp.*	900	7,110
First Acceptance Corp.*	7,300	77,380
FPIC Insurance Group, Inc.*	1,400	45,010
Harleysville Group, Inc.	4,800	95,328
HCC Insurance Holdings, Inc.	1,000	36,160
HealthExtras, Inc.*	5,200	86,580

	SHARES	VALUE
COMMON STOCKS (Continued)
Insurance (Continued)
Hilb, Rogal & Hamilton Co.	5,400	193,320
Horace Mann Educators Corp.	7,300	129,502
Infinity Property & Casualty Corp.	3,200	100,032
LandAmerica Financial Group, Inc.	2,800	140,084
Meadowbrook Insurance Group, Inc.*	4,000	21,000
Ohio Casualty Corp.*	6,300	144,774
Penn Treaty American Corp.*	4,300	9,632
Philadelphia Consolidated Holding Corp.*	2,900	224,837
PMA Capital Corp. Class A*	5,100	40,800
Presidential Life Corp.	4,400	71,632
ProAssurance Corp.*	4,100	161,950
RLI Corp.	3,500	145,075
RTW, Inc.*	250	2,625
Selective Insurance Group, Inc.	4,400	203,412
State Auto Financial Corp.	6,400	170,368
Stewart Information Services Corp.	2,900	108,808
The Commerce Group, Inc.	1,400	86,772
The Navigators Group, Inc.*	1,700	56,346
The Phoenix Companies, Inc.	16,100	205,758
Triad Guaranty, Inc.*	2,200	115,742
United America Indemnity Ltd.*	1,396	26,301
Universal American Financial Corp.*	9,300	160,890
Vesta Insurance Group, Inc.	5,800	20,590
Zenith National Insurance Corp.	500	25,930
		$4,212,331
Internet Services — 2.8%
1-800-FLOWERS.COM, Inc. Class A*	4,700	35,579
3Com Corp.*	1,800	6,408
Alloy Online, Inc.*	4,300	25,284
Answerthink, Inc.*	6,900	28,497
Ariba, Inc.*	10,750	83,420
Ask Jeeves, Inc.*	6,100	171,288
Autobytel, Inc.*	6,300	31,752
Blue Coat Systems, Inc.*	1,400	32,900
BroadVision, Inc.*	3,000	5,100
CACI International, Inc. Class A*	4,400	243,012
CMGI, Inc.*	9,100	18,928
CNET Networks, Inc.*	20,100	189,744
Corillian Corp.*	4,500	15,660
CyberSource Corp.*	4,100	21,115
Digital River, Inc.*	6,100	190,076
DoubleClick, Inc.*	22,600	174,020
Drugstore.com, Inc.*	11,300	29,154
E. piphany, Inc.*	12,300	43,665
EarthLink, Inc.*	12,600	113,400
eCollege.Com*	2,400	31,056
Entrust Technologies, Inc.*	7,500	28,125
Equinix, Inc.*	3,300	139,722
F5 Networks, Inc.*	5,500	277,695
FindWhat.com*	4,400	45,628
GoRemote Internet Communications, Inc.*	1,900	2,903
GSI Commerce, Inc.*	6,200	83,886
Harris Interactive, Inc.*	9,600	44,256
Hollywood Media Corp.*	2,800	14,000
iGATE Capital Corp.*	8,440	31,481
Interland, Inc.*	2,600	5,564
iVillage, Inc.*	9,700	59,073
j2 Global Communications, Inc.*	4,200	144,102
Jupitermedia Corp.*	5,500	85,305
Lionbridge Technologies, Inc.*	5,600	31,864
Neoforma, Inc.*	3,326	26,442
Net2Phone, Inc.*	7,600	12,236
Netflix, Inc.*	8,300	90,055
NetRatings, Inc.*	5,900	89,975
Network Engines, Inc.*	3,400	5,984
NIC, Inc.*	8,800	41,976
Overstock.com, Inc.*	3,500	150,465
PC-Tel, Inc.*	3,500	25,760
Priceline.com, Inc.*	7,000	176,400
Quovadx, Inc.*	2,000	6,180
Real Networks, Inc.*	30,600	176,868
Redback Networks, Inc.*	9,000	53,820
Register.com, Inc.*	4,400	25,828
Retek, Inc.*	7,300	81,906
RSA Security, Inc.*	10,700	169,595
S1 Corp.*	11,900	82,586
SafeNet, Inc.*	3,872	113,488
SeeBeyond Technology Corp.*	10,200	32,232
Selectica, Inc.*	3,600	11,592
SonicWALL, Inc.*	12,200	62,098
Stamps.com, Inc.*	3,650	60,590
Stellent, Inc.*	4,600	38,686
TheStreet.com, Inc.*	2,500	10,775
Tumbleweed Communications Corp.*	8,200	22,632
United Online, Inc.*	10,250	107,318
ValueClick, Inc.*	13,800	146,418
Vignette Corp.*	16,100	21,091
WatchGuard Technologies, Inc.*	4,200	13,566
WebEx Communications, Inc.*	8,000	172,720
webMethods, Inc.*	7,400	40,552
Websense, Inc.*	4,200	225,960
ZixIt Corp.*	4,000	14,960
		$4,794,416
Leisure — 1.9%
Alliance Gaming Corp.*	8,700	83,433
Ambassadors Group, Inc.	1,000	33,420
Ameristar Casinos, Inc.	4,600	251,528
Argosy Gaming Co.*	4,700	215,824
Atari, Inc.*	15,400	48,664
Aztar Corp.*	5,200	148,512
Bally Total Fitness Holding Corp.*	3,100	10,788
Bluegreen Corp.*	4,100	52,685
Carmike Cinemas, Inc.	1,800	67,104
Choice Hotels International, Inc.	4,100	253,995
Churchill Downs, Inc.	1,000	39,590
Dover Downs Gaming & Entertainment, Inc.	700	8,715
Dover Motorsports, Inc.	2,200	11,110
Gaylord Entertainment Co.*	4,322	174,609
Interstate Hotels & Resorts, Inc.*	2,700	13,014
Isle of Capri Casinos, Inc.*	5,300	140,662
Jameson Inns, Inc.*	600	882
K2, Inc.*	7,900	108,625
Lakes Entertainment, Inc.*	3,600	64,800
Magna Entertainment Corp. Class A*	2,000	12,280
Mikohn Gaming Corp.*	2,700	33,912
MTR Gaming Group, Inc.*	4,000	49,600
Multimedia Games, Inc.*	5,200	40,352
Nevada Gold & Casinos, Inc.*	2,000	25,600
Penn National Gaming, Inc.*	10,400	305,552
Pinnacle Entertainment, Inc.*	6,300	105,210
Scientific Games Corp. Class A*	9,500	217,075
Shuffle Master, Inc.*	6,262	181,347
Six Flags, Inc.*	14,900	61,388
Speedway Motorsports, Inc	3,400	121,380
The Marcus Corp.	3,500	71,750
Topps Co., Inc.	6,100	56,181
Trump Hotels & Casino Resorts, Inc*	500	805

	SHARES	VALUE
COMMON STOCKS (Continued)
Leisure (Continued)
Vail Resorts, Inc.*	6,000	151,500
WMS Industries, Inc.*	5,500	154,880
		$3,316,772
Machinery — 2.4%
A.O. Smith Corp.	3,400	98,158
Alamo Group, Inc.	1,000	24,740
Albany International Corp. Class A	4,200	129,696
Applied Industrial Technologies, Inc.	5,050	137,360
Astec Industries, Inc.*	3,000	66,150
Baldor Electric Co.	5,900	152,279
BEI Technologies, Inc.	2,100	50,337
CARBO Ceramics, Inc.	2,700	189,405
Cascade Corp.	1,700	59,500
Columbus McKinnon Corp.*	1,600	21,792
Dril-Quip, Inc.*	2,400	73,776
Flow International Corp.*	1,300	7,826
Flowserve Corp.*	7,700	199,199
FSI International, Inc.*	4,800	20,304
Gardner Denver, Inc.*	3,400	134,334
Gehl Co.*	800	21,368
Gerber Scientific, Inc.*	2,900	21,112
Global Power Equipment Group, Inc.*	7,000	67,060
Graco, Inc.	2,775	111,999
Gulf Islands Fabrication, Inc.	1,600	37,536
IDEX Corp.	3,900	157,365
JLG Industries, Inc.	8,000	172,400
Joy Global, Inc.	8,850	310,281
Kadant, Inc.*	1,800	33,390
Kennametal, Inc.	1,200	56,988
Kulicke and Soffa Industries, Inc.*	7,100	44,659
Lindsay Manufacturing Co.	1,500	28,620
Lone Star Technologies, Inc.*	5,200	205,036
Lufkin Industries, Inc.	700	33,803
Milacron, Inc.*	7,986	24,357
Powell Industries, Inc.*	1,200	22,224
Presstek, Inc.*	5,200	40,144
Regal-Beloit Corp.	3,900	112,281
Robbins & Myers, Inc.	2,200	48,422
Rofin-Sinar Technologies, Inc.*	2,600	83,564
SatCon Technology Corp.*	1,500	2,535
Sauer, Inc.	2,700	61,101
Semitool, Inc.*	4,000	40,800
Stewart & Stevenson Services, Inc.	4,600	105,294
Tecumseh Products Co. Class A	2,100	83,181
Tennant Co.	1,200	46,428
Terex Corp.*	4,400	190,520
The Manitowoc Co., Inc.	5,000	201,950
The Middleby Corp.	1,500	74,100
Thomas Industries, Inc.	2,800	110,992
Universal Compression Holdings, Inc.*	4,300	162,841
Woodward Governor Co.	1,800	129,060
		$4,206,267
Manufacturing — 1.7%
Applied Films Corp.*	1,900	43,928
AptarGroup, Inc.	1,800	93,564
Briggs & Stratton Corp.	5,200	189,332
Charles & Colvard Ltd.*	1,100	14,025
CLARCOR, Inc.	3,800	197,448
Cognex Corp.	7,700	191,576
Cycle Country Accessories Corp.*	500	2,540
Encore Wire Corp.*	3,300	33,660
Fedders Corp.	6,600	18,348
Foamex International, Inc.*	2,900	5,771
Hologic, Inc.*	3,500	111,563
Jacuzzi Brands, Inc.*	13,000	126,880
JAKKS Pacific, Inc.*	4,200	90,174
Lennox International, Inc.	9,600	210,432
Mykrolis Corp.*	6,600	94,380
Nanophase Technologies Corp.*	1,800	10,314
Nordson Corp.	4,600	169,372
Penn Engineering & Manufacturing Corp.	1,600	28,880
Quanex Corp.	3,750	199,950
Quixote Corp.	900	19,503
Rayovac Corp.*	5,900	245,440
Smith & Wesson Holding Corp.*	1,600	3,856
SonoSite, Inc.*	2,200	57,156
Steinway Musical Instruments, Inc.*	900	26,964
Superior Essex ,Inc.*	2,284	40,381
The Brink’s Co.	6,000	207,600
TTM Technologies, Inc.*	6,100	63,806
Varian, Inc.*	4,900	185,661
Wabtec Corp.	8,300	170,067
		$2,852,571
Metals & Mining — 1.7%
Aleris International, Inc.*	4,411	110,054
AMCOL International Corp.	4,700	88,172
Arch Coal, Inc.	1,900	81,719
Brush Engineered Materials, Inc.*	2,800	53,284
Canyon Resources Corp.*	3,400	2,448
Century Aluminum Co.*	5,400	163,404
CIRCOR International, Inc.	2,300	56,695
Cleveland-Cliffs, Inc.	3,600	262,332
Coeur d’Alene Mines Corp.*	42,900	157,443
Commercial Metals Co.	8,200	277,898
Generale Cable Corp.*	5,900	71,213
Gibraltar Industries ,Inc.	5,000	109,700
Hecla Mining Co.*	21,300	116,724
Intermet Corp.	100	34
Kaydon Corp.	5,100	160,140
Liquidmetal Technologies, Inc.*	500	1,030
Massey Energy Co.	6,400	256,256
Metal Management, Inc.	3,300	84,744
Metals USA, Inc.*	3,000	58,770
MSC Industrial Direct Co., Inc. Class A	2,000	61,120
Mueller Industries, Inc.	5,000	140,750
NN, Inc.	2,700	33,264
Royal Gold, Inc.	3,100	56,823
RTI International Metals, Inc.*	3,200	74,880
Stillwater Mining Co.*	14,500	142,825
USEC, Inc.	14,400	234,432
Wolverine Tube, Inc.*	1,500	13,425
		$2,869,579
Multimedia — 0.4%
Blockbuster, Inc. Class A	6,600	58,278
Emmis Communications Corp. Class A*	8,800	169,136
Image Entertainment, Inc.*	1,500	8,205
LodgeNet Entertainment Corp.*	2,100	39,564
Macrovision Corp.*	8,500	193,715
Martha Stewart Living Omnimedia, Inc. Class A*	3,500	79,065
Media General, Inc. Class A	400	24,740
Pegasus Communications Corp.*	1,000	13,280
The Liberty Corp.	3,100	125,705
Young Broadcasting, Inc. Class A*	2,300	19,872
		$731,560
Office Equipment — 0.2%
Global Imaging Systems, Inc.*	4,200	148,932

	SHARES	VALUE
COMMON STOCKS (Continued)
Office Equipment (Continued)
IKON Office Solutions, Inc.	13,900	137,471
		$286,403
Office Furnishings & Supplies — 0.2%
Aaron Rents, Inc.	7,400	148,000
Ennis Business Forms, Inc.	3,800	64,296
Interface, Inc.*	7,177	48,947
Standard Register Co.	3,600	45,360
		$306,603
Oil & Gas — 5.7%
AGL Resources, Inc.	1,100	38,423
Aquila, Inc.*	41,100	157,413
Atmos Energy Corp.	5,700	153,900
ATP Oil & Gas Corp.*	3,700	80,068
Atwood Oceanics, Inc.*	2,600	173,004
Berry Petroleum Co. Class A	3,800	195,510
Brigham Exploration Co.*	6,300	58,149
Cabot Oil & Gas Corp. Class A	4,200	231,630
Cal Dive International, Inc.*	5,700	258,210
Callon Petroleum Co.*	2,200	34,188
Carrizo Oil & Gas, Inc.*	2,000	33,980
Cheniere Energy, Inc.*	3,200	206,432
Cimarex Energy Co.*	1,200	46,800
Clayton Williams Energy, Inc.*	900	23,310
Comstock Resources, Inc.*	5,900	169,566
Delta Natural Gas, Inc.	200	5,152
Delta Petroleum Corp.*	3,200	46,528
Denbury Resources, Inc.*	7,100	250,133
Edge Petroleum Corp.*	1,700	28,152
Encore Aquisition Co.*	4,900	202,370
Endeavor International Corp.*	7,700	26,873
Energen Corp.	2,400	159,840
Energy Partners Ltd.*	5,600	145,432
Energy West, Inc.*	200	1,472
EnergySouth, Inc.	900	25,772
Forest Oil Corp.*	2,850	115,425
Frontier Oil Corp.	4,600	166,796
Giant Industries, Inc.*	1,600	41,120
Goodrich Petroleum Corp.*	3,100	65,503
Grey Wolf, Inc.*	34,000	223,720
Hanover Compressor Co.*	13,900	167,773
Harvest Natural Resources, Inc.*	5,800	68,962
Helmerich & Payne, Inc.	4,600	182,574
Holly Corp.	3,200	119,264
Horizon Offshore, Inc.*	1,600	640
Houston Exploration Co.*	2,700	153,765
Hydril Co.*	3,100	181,071
Infinity, Inc.*	800	8,000
KCS Energy, Inc.*	8,300	127,488
Key Energy Services, Inc.*	14,400	165,168
Magnum Hunter Resources, Inc.*	12,780	205,886
Matrix Service Co.*	2,600	11,310
McMoRan Exploration Co.*	3,500	70,350
Mission Resources Corp.*	5,300	37,524
Mitcham Industries, Inc.*	800	5,584
NATCO Group, Inc. Class A*	2,200	23,914
New Jersey Resources Corp.	4,250	185,002
Newpark Resources, Inc.*	13,400	78,926
Oceaneering International, Inc.*	4,300	161,250
Oil States International, Inc.*	7,900	162,345
OMNI Energy Services Corp.*	800	1,696
Parallel Petroleum Corp.*	2,800	20,580
Parker Drilling Co.*	14,200	81,650
Patina Oil & Gas Corp.	5,312	212,480
Penn Virginia Corp.	3,100	142,290
Petroleum Development Corp.*	2,800	105,532
Piedmont Natural Gas Co., Inc.	2,600	59,904
Plains Exploration & Production Co.*	7,757	270,719
Range Resources Corp.	11,100	259,296
Remington Oil & Gas Corp.*	4,700	148,144
RGC Resources, Inc.	200	5,220
SEACOR SMIT, Inc.*	2,600	165,750
SEMCO Energy, Inc.	4,500	25,875
Southern Union Co.	4,800	120,528
Southwestern Energy Co.*	4,700	266,772
Spinnaker Exploration Co.*	5,400	191,862
St. Mary Land & Exploration Co.	8,100	405,405
Stone Energy Corp.*	4,537	220,362
Superior Energy Services, Inc.*	12,500	215,000
Swift Energy Co.*	4,800	136,512
Tesoro Petroleum Corp.*	7,100	262,842
Teton Petroleum Co.*	1,500	5,385
The Meridian Resource Corp.*	12,700	65,532
TransMontaigne, Inc.*	6,700	53,600
Tri-Valley Corp.*	2,400	18,960
UGI Corp.	2,400	109,008
Unit Corp.*	4,800	216,816
Vintage Petroleum, Inc.	9,700	305,162
W-H Energy Services, Inc.*	4,700	112,471
Western Gas Resources, Inc.	2,600	89,570
		$9,776,590
Paper & Related Products — 0.3%
American Greetings Corp. Class A	3,600	91,728
Louisiana-Pacific Corp.	8,400	211,176
Potlatch Corp.	4,400	207,108
		$510,012
Personal Care — 0.4%
Chattem, Inc.*	3,400	151,198
Elizabeth Arden, Inc.*	5,100	121,074
Nature’s Sunshine Products, Inc.	1,700	29,189
Nu Skin Enterprises, Inc. Class A	9,000	202,590
Revlon, Inc. Class A*	61,000	175,680
		$679,731
Photo Equipment & Supplies — 0.1%
American Science & Engineering, Inc.*	800	35,768
Concord Camera Corp.*	2,700	4,887
Lexar Media, Inc.*	13,000	64,740
		$105,395
Publishing — 0.6%
Cadmus Communications Corp.	1,000	14,119
Hollinger International, Inc. Class A	9,000	98,100
Journal Register Co.*	7,600	126,920
Playboy Enterprises, Inc. Class B*	4,200	54,180
PRIMEDIA, Inc.*	46,900	204,015
ProQuest Co.*	5,100	184,365
Pulitzer, Inc.	1,000	63,730
Scholastic Corp.*	5,600	206,584
Thomas Nelson, Inc.	1,800	42,570
		$994,583
Real Estate — 0.4%
Avatar Holdings, Inc.*	500	23,425
Corrections Corp. of America*	5,700	220,020
HomeStore.com, Inc.*	22,000	48,840
Jones Lang LaSalle, Inc.*	5,500	256,575
Trammell Crow Co.*	6,100	125,477
		$674,337

	SHARES	VALUE
COMMON STOCKS (Continued)
Restaurants — 1.6%
AFC Enterprises, Inc.*	2,800	71,428
Applebee’s International, Inc.	2,475	68,211
BJ’s Restaurants, Inc.*	2,800	54,292
Bob Evans Farms, Inc.	6,400	150,080
Buca, Inc.*	3,200	20,093
California Pizza Kitchen, Inc.*	2,900	67,976
CBRL Group, Inc.	1,200	49,560
CEC Entertainment, Inc.*	5,650	206,790
Champps Entertainment, Inc.*	2,200	19,727
Checkers Drive-In Restaurants, Inc.*	1,000	13,210
CKE Restaurants, Inc.*	9,900	156,915
Dave & Buster’s, Inc.*	1,400	26,180
Famous Dave’s of America, Inc.*	1,145	16,122
IHOP Corp.	3,200	152,576
Jack in the Box, Inc.*	5,800	215,180
Krispy Kreme Doughnuts, Inc.*	10,500	80,115
Landry’s Seafood Restaurants, Inc.	4,400	127,248
Lone Star Steakhouse & Saloon, Inc.	3,300	95,386
Luby’s, Inc.*	3,000	23,250
Main Street Restaurant Group ,Inc.*	1,600	3,952
O’ Charley’s, Inc.*	3,100	67,394
P.F. Chang’s China Bistro, Inc.*	4,100	245,180
Papa John’s International, Inc.*	2,800	97,216
RARE Hospitality International, Inc.*	6,109	188,646
Rubio’s Restaurants, Inc.*	800	8,000
Ruby Tuesday, Inc.	1,200	29,148
Ryan’s Restaurant Group, Inc.*	6,600	95,898
Sonic Corp.*	7,650	255,510
The Steak n Shake Co.*	4,100	79,335
Total Entertainment Restaurant Corp.*	900	10,251
Worldwide Restaurant Concepts, Inc.*	2,500	12,750
		$2,707,619
Retail - Food — 0.3%
Calavo Growers, Inc.	1,000	10,210
Ingles Markets, Inc.	1,400	18,648
Pathmark Stores, Inc.*	4,800	30,288
Ruddick Corp.	7,500	173,625
Smart & Final, Inc.*	4,500	54,720
The Great Atlantic & Pacific Tea Co., Inc.*	6,600	98,340
Weis Markets, Inc.	4,200	154,854
Wild Oats Markets, Inc.*	4,200	44,646
		$585,331
Retail - General — 1.0%
7-Eleven, Inc.*	8,400	201,768
99 Cents Only Stores*	12,500	164,625
Bebe stores, Inc.	9,450	320,827
Big Lots, Inc.*	19,700	236,794
Casey’s General Stores, Inc.	8,974	161,263
Electronics Boutique Holdings Corp.*	4,300	184,771
Fred’s, Inc.	6,687	114,816
Longs Drug Stores Corp.	6,000	205,320
PriceSmart, Inc.*	2,850	20,919
ShopKo Stores, Inc.*	4,400	97,768
The Pantry, Inc.*	3,000	92,910
		$1,801,781
Retail - Specialty — 4.4%
A.C. Moore Arts & Crafts, Inc.*	3,000	79,980
Action Performance Cos., Inc.	3,200	42,336
Aeropostale, Inc.*	7,350	240,712
America’s Car-Mart, Inc.*	900	31,554
AMS Health Sciences ,Inc.*	500	1,325
AnnTaylor Stores Corp.*	4,275	109,397
Blair Corp.	1,000	32,970
Brookstone, Inc.*	2,950	47,849
Burlington Coat Factory Warehouse Corp.	7,100	203,770
Cache, Inc.*	1,800	24,390
Callaway Golf Co.	13,000	166,400
Casual Male Retail Group, Inc.*	4,100	26,609
Charlotte Russe Holding, Inc.*	3,200	41,344
Children’s Place Retail Stores, Inc.*	4,800	229,200
Christopher & Banks Corp.	6,437	113,291
Claire’s Stores, Inc.	6,600	152,064
Coldwater Creek, Inc.*	5,568	102,897
Copart, Inc.*	8,050	189,658
Cost Plus, Inc.*	3,697	99,375
Deb Shops, Inc.	1,900	53,618
Finlay Enterprises, Inc.*	1,200	15,852
First Cash Financial Services, Inc.*	2,250	47,633
Footstar, Inc.*	1,400	7,210
Friedman’s, Inc. Class A	1,600	2,096
GameStop Corp.*	3,100	68,696
Genesco, Inc.*	3,500	99,470
Goody’s Family Clothing, Inc.	3,300	29,799
Group 1 Automotive, Inc.*	3,700	97,310
GTSI Corp.*	2,500	24,250
Guitar Center, Inc.*	4,400	241,252
Hancock Fabrics, Inc.	2,500	18,600
Hibbett Sporting Goods, Inc.*	3,900	117,156
Hollywood Entertainment Corp.*	9,700	127,749
Hot Topic, Inc.*	8,175	178,624
J. Jill Group, Inc.*	2,750	37,840
Jo-Ann Stores, Inc.*	3,900	109,551
Jos. A. Bank Clothiers, Inc.*	1,900	55,670
K-Swiss, Inc. Class A	4,700	155,241
Kenneth Cole Productions, Inc. Class A	1,900	55,366
La-Z-Boy, Inc.	8,900	123,977
Linens ‘n Things, Inc.*	7,700	191,191
MarineMax, Inc.*	2,300	71,714
Mothers Work, Inc.*	400	5,532
Movado Group, Inc.	2,700	49,950
Movie Gallery, Inc.	9,796	280,949
NBTY, Inc.*	2,100	52,689
Nutri/System, Inc.*	2,700	17,010
Pacific Sunwear of California, Inc.*	6,675	186,766
Party City Corp.*	2,100	30,744
Payless ShoeSource, Inc.*	11,100	175,269
PC Connection, Inc.*	4,000	23,480
PC Mall, Inc.*	1,200	14,904
Pep Boys - Manny, Moe & Jack	8,800	154,704
Pier 1 Imports, Inc.	1,900	34,637
RC2 Corp.*	3,300	112,200
Regis Corp.	3,900	159,627
Retail Ventures, Inc.*	5,500	50,105
Rex Stores Corp.*	1,575	22,208
Select Comfort Corp.*	6,500	132,860
Sharper Image Corp.*	2,400	39,864
Shoe Carnival, Inc.*	1,900	33,250
Sonic Automotive, Inc. Class A	4,700	106,737
Sotheby’s Holdings, Inc. Class A*	8,200	139,072
Stage Stores, Inc.*	2,800	107,492
Stein Mart, Inc.*	7,630	171,675
Systemax, Inc.*	5,400	29,376
The Bombay Co., Inc.*	5,700	30,210
The Bon-Ton Stores, Inc.	1,600	28,944
The Boyds Collection Ltd.*	9,300	21,576
The Buckle, Inc.	1,700	59,347
The Cato Corp. Class A	3,400	109,650
The Dress Barn, Inc.*	4,800	87,456

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
The Gymboree Corp.*	4,600	57,684
The Men’s Wearhouse, Inc.*	5,000	211,050
The Nautilus Group, Inc.	5,900	140,184
The Sports Authority, Inc.*	4,121	113,328
The Sportsman’s Guide, Inc.*	400	10,456
Too, Inc.*	6,200	152,954
Tractor Supply Co.*	5,400	235,710
Transport World Entertainment Corp.*	5,400	79,542
Tuesday Morning Corp.*	6,200	178,994
Tweeter Home Entertainment Group, Inc.*	4,200	23,394
United Retail Group, Inc.*	100	576
West Marine, Inc.*	3,300	70,158
Wet Seal, Inc.*	3,275	11,397
Whitehall Jewellers, Inc.*	1,700	12,070
Wilsons The Leather Experts, Inc.*	4,000	19,080
		$7,649,846
Steel — 1.2%
AK Steel Holding Corp.*	17,400	192,444
Allegheny Technologies, Inc.	11,300	272,443
Carpenter Technology Corp.	3,400	201,994
Material Sciences Corp.*	1,900	25,555
Maverick Tube Corp.*	6,800	221,068
NS Group, Inc.*	3,200	100,512
Olympic Steel, Inc.*	1,200	21,456
Oregon Steel Mills, Inc.*	6,400	147,200
Reliance Steel & Aluminum Co.	5,600	224,056
Ryerson Tull, Inc.	4,000	50,680
Schnitzer Steel Industries, Inc. Class A	4,750	160,218
Shiloh Industries, Inc.*	2,500	32,650
Steel Dynamics, Inc.	5,400	186,030
Steel Technologies, Inc.	1,900	45,581
The Timken Co.	2,400	65,616
Valmont Industries, Inc.	3,800	84,816
Worthington Industries, Inc.	6,000	115,680
		$2,147,999
Telecommunications — 2.2%
Adtran, Inc.	6,900	121,716
Anaren Microwave, Inc.*	2,900	35,177
APAC Telecommunications Corp.*	6,900	8,625
Aware, Inc.*	3,900	17,004
Axesstel, Inc.*	900	3,951
Boston Communications Group, Inc.*	3,200	22,784
C-Cor.net Corp.*	8,100	49,248
Carrier Access Corp.*	5,900	35,164
CellStar Corp.*	2,400	5,592
Centennial Communications Corp. Class A*	14,848	161,101
Cincinnati Bell, Inc.*	44,100	187,425
Commonwealth Telephone Enterprises, Inc.*	3,800	179,132
CommScope, Inc.*	9,200	137,632
Comtech Telecommunications Corp.*	2,150	112,015
CT Communications, Inc.	2,500	26,325
D&E Communications, Inc.	1,700	15,521
EMS Technologies, Inc.*	1,300	17,680
General Communication, Inc. Class A*	8,600	78,518
Glenayre Technologies, Inc.*	10,800	19,332
GulfMark Offshore, Inc.*	2,700	69,957
Harmonic, Inc.*	13,000	124,280
Hickory Tech Corp.	700	7,112
IDT Corp.*	2,900	41,180
IDT Corp. Class B*	11,100	164,169
InfoSpace, Inc.*	4,800	195,984
InterDigital Communications Corp.*	9,900	151,668
Intrado, Inc.*	2,400	29,520
LCC International, Inc. Class A*	2,800	11,788
Lightbridge, Inc.*	4,200	25,410
Metro One Telecommunications, Inc.*	4,100	5,490
MRV Communications, Inc.*	17,700	57,171
NMS Communications Corp.*	7,300	31,317
Novatel Wireless, Inc.*	4,800	51,600
ParkerVision, Inc.*	2,200	17,248
Path 1 Network Technologies, Inc.*	600	3,462
Plantronics, Inc.	5,000	190,400
Powerwave Technologies, Inc.*	17,200	133,128
Premiere Global Services ,Inc.*	12,700	143,764
Price Communications Corp.*	9,025	157,937
Primus Telecommunications Group, Inc.*	13,500	21,195
Proxim Corp. Class A*	245	201
RCN Corp.*	1,100	19
RF Micro Devices, Inc.*	31,900	166,518
Spherix, Inc.*	1,400	4,200
SR Telecom, Inc.*	255	153
SureWest Communications	1,908	43,998
Sycamore Networks, Inc.*	46,800	166,608
SymmetriCom, Inc.*	6,684	74,126
Talk America Holdings, Inc.*	4,066	26,226
Telular Corp.*	2,100	13,209
Time Warner Telecom, Inc. Class A*	8,500	33,745
Tollgrade Communications, Inc.*	2,200	15,180
Triton PCS Holdings, Inc. Class A*	7,500	16,650
UbiquiTel, Inc.*	13,400	89,780
US LEC Corp. Class A*	4,200	10,668
USA Mobility, Inc.*	3,000	97,200
Westell Technologies, Inc. Class A*	8,000	44,080
Wireless Facilities, Inc.*	10,900	68,125
Wireless Telecom Group, Inc.	3,000	7,800
		$3,746,208
Textile & Apparel — 1.4%
Ashworth, Inc.*	2,000	22,780
Brown Shoe Co., Inc.	2,800	95,956
Candie’s, Inc.*	2,400	11,040
Charming Shoppes, Inc.*	21,400	173,982
Cherokee, Inc.	700	23,436
Columbia Sportswear Co.*	750	39,923
Culp, Inc.*	1,500	8,850
Cutter & Buck, Inc.	1,200	16,824
DHB Industries, Inc.*	7,300	64,240
G & K Services, Inc. Class A	3,100	124,899
Guess?, Inc.*	7,000	95,900
Haggar Corp.	800	16,152
Hartmarx Corp.*	5,600	53,424
Kellwood Co.	4,400	126,676
Oakley, Inc.	12,300	157,686
Oshkosh B’ Gosh, Inc. Class A	1,400	42,700
Oxford Industries, Inc.	2,800	102,452
Perry Ellis International, Inc.*	1,000	22,440
Phillips-Van Heusen Corp.	5,000	133,200
Quiksilver, Inc.*	7,600	220,628
Reebok International Ltd.	1,100	48,730
Russell Corp.	5,600	101,248
Skechers U.S.A., Inc. Class A*	3,500	54,180
Steven Madden Ltd.*	1,600	26,704
Stride Rite Corp.	5,500	73,150
Tag-It Pacific, Inc.*	2,600	13,520
The Dixie Group, Inc.*	1,300	20,566
The Finish Line, Inc. Class A	7,700	178,255
The Warnaco Group, Inc.*	7,300	175,492
Unifi, Inc.*	8,300	27,805

	SHARES	VALUE
COMMON STOCKS (Continued)
Textile & Apparel (Continued)
Wolverine World Wide, Inc.	9,600	205,728
		$2,478,566
Tires & Rubber — 0.2%
Cooper Tire & Rubber Co.	13,500	247,860
Goodyear Tire & Rubber Co.*	12,100	161,535
		$409,395
Tobacco — 0.0%
DIMON, Inc.	7,300	45,625
Standard Commercial Corp.	1,800	33,480
		$79,105
Tools-Hand Held — 0.2%
Toro Co.	3,200	283,200
Transportation — 2.0%
ABX Air, Inc.*	4,300	31,132
AirNet Systems, Inc.*	700	3,311
Alexander & Baldwin, Inc.	2,500	103,000
Arkansas Best Corp.	4,300	162,454
Celadon Group, Inc.*	1,200	22,260
Covenant Transport, Inc. Class A*	1,500	26,400
Dynamex, Inc.*	1,300	23,530
EGL, Inc.*	6,800	155,040
Forward Air Corp.	3,900	166,062
Frozen Food Express Industries, Inc.*	2,100	24,192
GATX Corp.	6,000	199,140
Genesee & Wyoming, Inc. Class A*	4,150	107,527
Heartland Express, Inc.	10,443	199,983
Interpool, Inc.	2,700	59,670
Kansas City Southern Industries, Inc.*	10,015	192,889
Kirby Corp.*	3,400	142,902
Knight Transportation, Inc.	8,500	209,695
Laidlaw International, Inc.*	5,000	104,000
Landstar Systems, Inc.*	7,800	255,450
Maritrans, Inc.	1,100	20,955
Offshore Logistics, Inc.*	4,000	133,280
Old Dominion Freight Line, Inc.*	4,435	138,150
Overseas Shipholding Group, Inc.	3,800	239,058
P.A.M. Transportation Services, Inc.*	1,400	24,080
RailAmerica, Inc.*	5,500	68,640
SCS Transportation, Inc.*	2,100	39,039
Seabulk International, Inc.*	2,500	51,975
Stonepath Group, Inc.*	3,500	3,780
Swift Transportation Co., Inc.*	680	15,055
USA Truck, Inc.*	1,000	22,950
USF Corp.	4,450	214,757
Werner Enterprises, Inc.	2,375	46,146
Yellow Roadway Corp.*	5,392	315,648
		$3,522,150
Utilities — 1.8%
Allegheny Energy, Inc.*	5,000	103,300
Artesian Resources Corp. Class A	200	5,212
Avista Corp.	8,200	143,500
BIW Ltd.	200	4,090
Black Hills Corp.	5,200	171,964
California Water Service Group	3,100	103,447
Cascade Natural Gas Corp.	1,500	29,940
Central Vermont Public Service Corp.	1,500	33,720
CH Energy Group, Inc.	2,700	123,390
Chesapeake Utilities Corp.	600	15,960
Cleco Corp.	8,900	189,570
CMS Energy Corp.*	10,300	134,312
Dynegy, Inc. Class A*	13,900	54,349
El Paso Electric Co.*	7,600	144,400
Empire District Electric Co.	4,100	95,366
FuelCell Energy, Inc.*	7,600	75,848
Green Mountain Power Corp.	800	23,440
IDACORP, Inc.	6,700	190,079
MGE Energy, Inc.	3,400	112,710
Middlesex Water Co.	999	18,132
Northwest Natural Gas Co.	4,400	159,148
Otter Tail Power Co.	4,914	123,046
Peoples Energy Corp.	700	29,344
PNM Resources, Inc.	6,150	164,082
Sierra Pacific Resources*	19,900	213,925
Southwest Gas Corp.	5,800	140,128
Southwest Water Co.	2,337	24,375
The Laclede Group, Inc.	3,400	99,280
UIL Holdings Corp.	2,500	126,625
Unisource Energy Corp.	5,000	154,850
Unitil Corp.	500	12,775
WGL Holdings, Inc.	1,000	30,960
WPS Resources Corp.	1,200	63,504
		$3,114,771
Waste Management — 0.2%
Casella Waste Systems, Inc. Class A*	3,600	47,628
Clean Harbors, Inc.*	1,600	29,344
Darling International, Inc.*	8,300	33,117
Rentech, Inc.*	8,500	11,135
Stericycle, Inc.*	3,200	141,440
Waste Connections, Inc.*	4,650	161,587
		$424,251
TOTAL COMMON STOCKS (Identified Cost $133,948,148)		$170,718,353
RIGHTS — 0.0%
Virologic, Inc. Contingent Value Rights*	6,120	1,897
TOTAL RIGHTS (Identified Cost $2,203)		$1,897
WARRANTS — 0.0%
Building & Construction — 0.0%
Foster Wheeler Ltd. Class B expires 09/15/07*	1,200	1,032
Transportation — 0.0%
Trico Marine Services ,Inc. Series A expires 03/15/10*	42	251
Trico Marine Services ,Inc. Series B expires 03/15/08*	42	126
		$377
TOTAL WARRANTS (Identified Cost $35,238)		$1,409
SHORT-TERM INVESTMENTS —1.1%

Other — 1.1%
SSgA Money Market Fund	1,886,184	1,886,184
SSgA U.S. Government Money Market Fund	1	1
		$1,886,185
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,886,185)		$1,886,185

Total Investments — 100.3% (Identified Cost $135,871,774)#	$172,607,844

Liabilities, Less Cash and Other Assets — (0.3%)	(539,158)
Net Assets — 100.0%	$172,068,686

#                 At March 31, 2005 the aggregate cost of investment securities for income tax purposes was $135,871,774. Net unrealized depreciation aggregated $36,736,070 of which $49,764,060 related to appreciated investment securities and $13,027,990 related to depreciated investment securities.

*                 Non-income producing security

Key to abbreviations:

ADR — American Depositary Receipt

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2005 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 98.5%
Australia — 5.7%
Amcor Ltd.	139,934	$774,237
AMP Ltd.	237,262	1,298,077
Ansell Ltd.	31,286	237,894
APN News & Media Ltd.	33,345	131,413
Australand Property Group	59,716	76,141
AWB Ltd.	63,357	225,212
AXA Asia Pacific Holdings Ltd.	323,615	1,050,308
BHP Steel Ltd.	140,605	945,276
Boral Ltd.	111,527	525,714
Brambles Industries Ltd.	97,659	599,954
Brickworks Ltd.	6,302	54,348
Caltex Australia Ltd.	60,104	719,903
Challenger Financial Services Group Ltd.*	32,451	84,257
Commonwealth Bank of Australia	90,682	2,449,798
CSR Ltd.	177,338	337,113
Downer EDI Ltd.	53,859	216,838
Futuris Corp. Ltd.	48,091	77,298
Iluka Resources Ltd.	16,071	70,539
Insurance Australia Group Ltd.	99,620	488,062
Lend Lease Corp. Ltd.	76,320	743,101
Lion Nathan Ltd.	122,492	686,253
Mayne Nickless Ltd.	126,763	378,111
Mirvac Group	137,061	467,080
National Australia Bank Ltd.	92,498	2,026,396
OneSteel Ltd.	102,512	205,170
Orica Ltd.	35,170	495,991
Origin Energy Ltd.	77,638	427,762
Origin Energy Ltd.*	12,807	70,266
Pacific Brands Ltd. Npv	26,100	50,624
PaperlinX Ltd.	82,826	262,415
Qantas Airways Ltd.	472,546	1,296,317
QBE Insurance Group Ltd.	14,328	164,856
Rinker Group Ltd.	104,850	875,046
Rio Tinto Ltd.	6,612	230,639
Santos Ltd.	110,885	771,180
Seven Network Ltd.	42,091	253,051
Southcorp Ltd.	152,970	500,018
St. George Bank Ltd.	11,436	216,511
Wesfarmers Ltd.	2,761	84,788
WMC Resources Ltd.	230,020	1,416,651
		$21,984,608

Austria — 0.5%
Bank Austria Creditanstalt	6,912	681,198
Boehler-Uddeholm AG	803	109,606
Flughafen Wien AG	630	42,326
OMV AG	958	304,485
Telekom Austria AG	9,800	191,893
Voest-Alpine Stahl AG	5,900	455,683
		$1,785,191
Belgium — 1.6%
Ackermans & van Haaren NV	937	38,274
Banque Nationale de Belgique (BNB)	90	401,474
Bekaert NV	3,700	311,149
Cofinimmo	248	40,038
Delhaize Group	9,463	648,530
Dexia	24,994	594,741
Fortis	22,000	627,056
KBC Groupe SA	24,840	2,095,342
S.A. D’Ieteren NV	154	36,186
Solvay SA	4,700	560,410
Tessenderlo Chemie NV	6,100	264,674
Umicore*	210	35
Union Miniere SA	4,410	447,771
		$6,065,680
Denmark — 1.3%
Carlsberg A/S	6,925	343,523
Codan A/S	8,520	433,026
Danisco A/S	6,430	435,363
Danske Bank	61,903	1,796,671
Jyske Bank A/S*	8,340	311,739
Rockwool International AS	2,400	169,183
Sydbank A/S*	7,400	149,410
TDC A/S	32,680	1,377,961
		$5,016,876
Finland — 1.8%
Fortum Corp.	135,757	2,644,163
Huhtamaki Van Leer Oyj Series 1	11,200	178,059
Kemira GrowHow Oyj	5,121	48,145
Kemira Oyj	24,100	373,458
Kesko Oyj	19,100	490,900
Metra Oyj Class B	14,250	376,965
Metsa-Serla Oyj Series B	32,800	193,952
Metso Oyj	26,690	478,314
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)	6,400	104,736
Outokumpu Oyj	35,000	625,876
Rautaruukki Oyj	22,100	297,472
Stora Enso Oyj	43,000	603,883
UPM-Kymmene Oyj	20,900	463,445
		$6,879,368
France — 12.1%
Accor SA	9,300	455,377
Air France	42,535	765,031
Assurances Generales de France	37,640	2,957,865
Axa	206,258	5,496,405
BNP Paribas SA	81,191	5,753,792
Bongrain SA	1,018	70,757
Business Objects SA*	9,675	259,076
Cap Gemini SA*	15,114	527,215
Ciments Francais	5,968	575,008
Compagnie de Saint-Gobain	35,588	2,168,990
Compagnie Generele des Etablissements Michelin Class B	11,757	772,966
Credit Agricole SA	73,976	2,011,617
Credit Industriel et Commercial	500	121,894
Eiffage SA	1,444	166,653
Euler Hermes SA	1,453	120,022
Eurazeo	1,170	110,073
Faurecia	2,942	232,717
Financiere Marc de Lacharriere SA	3,894	182,743
France Telecom SA	8,300	248,626
Galeries Lafayette SA	930	279,787
Gecina	9,000	1,028,193
Havas SA	30,007	175,102
Imerys SA	2,400	181,441
Lafarge SA	14,046	1,360,596
Lagardere S.C.A.	6,500	492,246
Pinault-Printemps-Redoute SA	17,318	1,852,711
PSA Peugoet Citroen	30,890	1,963,574
Rallye SA	1,100	61,165
Remy Cointreau SA	6,788	284,579
Renault SA	34,980	3,125,324
Schneider Electric SA	19,718	1,545,665
SCOR*	45,000	96,867
SEB SA	550	59,589
Societe BIC SA	5,416	307,405
Societe Generale	20,200	2,099,476

	SHARES	VALUE
COMMON STOCKS (Continued)
France (Continued)
Sodexho Alliance SA	19,054	635,249
Suez SA	69,300	1,865,592
Technip-Coflexip SA	2,322	388,426
Thomson	26,267	708,484
Unibail	3,856	457,274
Valeo SA	9,506	423,306
Vallourec SA	580	122,670
Vivendi Environnement	17,000	603,144
Vivendi Universal SA*	110,876	3,397,483
		$46,512,175
Germany — 8.7%
Aareal Bank AG	2,000	70,543
Allianz AG	12,435	1,579,452
AMB Generali Holding AG	9,688	867,469
BASF AG	15,750	1,116,978
Bayer AG	53,437	1,764,928
Bayerische Hypo-und Vereinsbank AG*	71,556	1,750,951
Bayerische Motoren Werke Ag Eur1	14,784	671,949
Bilfinger Berger AG	2,054	102,199
Commerzbank AG*	66,010	1,432,918
Continental AG	2,000	155,169
DaimlerChrysler AG	98,907	4,428,735
Deutsche Bank AG	50,276	4,338,752
Deutsche Lufthansa AG*	39,180	564,970
Deutsche Telekom AG	50,300	1,004,488
Fraport AG	10,187	418,492
Hannover Rueckversicherungs-AG	2,700	106,822
Heidelberg Zement	13,133	826,476
HeidelbergCement AG*	974	60,600
Heidelberger Druckmaschinen AG*	9,086	290,433
Hochtief AG	6,434	204,828
Hypo Real Estate Holding AG*	6,500	270,988
Infineon Technologies AG*	72,012	691,023
IVG Immobilen AG	7,308	123,765
KarstadtQuelle AG	18,085	181,516
Lanxess*	5,344	110,178
Linde AG	7,513	516,351
MAN AG	5,050	225,926
Merck KGaA	3,959	282,361
MG Technologies AG*	21,879	280,028
Muenchener Rueckversicherungs-Gesellschaft AG	19,510	2,351,343
Preussag AG	19,658	519,262
Suedzucker Ag Npv	2,843	57,217
Thyssen Krupp AG	68,238	1,406,068
Veba AG	33,057	2,837,343
Volkswagen AG	37,665	1,793,481
		$33,404,002
Greece — 0.4%
Agricultural Bank of Greece*	8,900	64,630
Alpha Bank A.E.	6,840	230,436
Bank of Greece	1,810	237,059
Commercial Bank of Greece	11,200	295,991
Hellenic Petroleum SA	24,460	243,598
Hellenic Telecommunications Organization SA	26,360	462,829
		$1,534,543
Hong Kong — 2.8%
Cheung Kong (Holdings) Ltd.	151,000	1,335,898
Cheung Kong Infrastructure Holdings Ltd.	87,000	249,312
China Overseas Land & Investment Ltd.	544,000	119,970
China Travel International Investment Hong Kong Ltd.	110,000	33,849
China Unicom Ltd.	502,000	389,409
Citic Pacific Ltd.	73,000	213,405
Great Eagle Holdings Ltd.	22,400	44,230
Hang Lung Development Co., Ltd.	174,000	304,529
Henderson Land Development Co., Ltd.	232,000	1,032,202
Hongkong and Shanghai Hotels Ltd.	40,500	37,388
Hopewell Holdings Ltd.	107,000	252,435
Hutchison Whampoa Ltd.	324,000	2,752,188
Hysan Development Co., Ltd.	139,637	274,825
Kerry Properties Ltd.	177,598	390,525
MTR Corp.	112,000	171,606
New Asia Realty & Trust Co. Ltd.	50,000	24,682
New World Development Co., Ltd.	453,020	444,351
Shanghai Industrial Holdings Ltd.	57,000	120,954
Shangri-La Asia Ltd.	228,447	330,987
Sino Land Co., Ltd.	662,066	606,952
Sun Hung Kai Properties Ltd.	23,000	208,642
Tsim Sha Tsui Properties Ltd.	58,253	89,629
Wharf (Holdings) Ltd.	289,000	913,402
Wheelock and Co., Ltd.	320,000	457,480
		$10,798,850
Ireland — 0.9%
Allied Irish Banks Plc	65,208	1,365,619
Bank of Ireland	67,929	1,072,898
Elan Corp. Plc*	55,575	172,960
Irish Life & Permanent Plc	54,975	976,657
		$3,588,134
Italy — 3.0%
Alitalia SpA*	720,000	210,354
Banca Antonveneta SpA*	14,000	453,862
Banca Monte dei Paschi di Siena SpA	283,375	953,575
Banca Nazionale del Lavoro SpA*	346,882	1,115,551
Banca Popolare di Lodi	35,500	398,199
Banca Popolare di Milano	71,760	686,279
Banche Popolari Unite Scrl	8,759	183,776
Benetton Group SpA	21,000	202,604
Buzzi Unicem SpA	13,000	201,450
C.I.R.-Compagnie Industriali Riunite SpA	66,251	195,447
Caltagirone Editore SpA	20,702	191,944
Capitalia SpA	270,000	1,406,617
Compagnia Assicuratrice Unipol SpA	31,000	135,673
e.Biscom SpA*	2,000	97,905
Edison SpA	211,779	431,709
ERG SpA	18,000	246,720
Fiat SpA*	92,800	675,098
Italcementi SpA	19,180	322,834
Italmobiliare SpA	4,000	270,813
Milano Assicurazioni	33,000	193,637
Pirelli & Co. SpA	106,664	132,784
SAI SpA	23,500	652,745
SanPaolo IMI SpA	52,708	825,657
Seat Pagine Gialle SpA	334,624	139,506
Societa’ Cattolica di Assicurazioni SpA	3,300	157,049
Telecom Italia SpA	183,809	697,186
Tiscali SpA*	35,000	124,358
		$11,303,332
Japan — 16.3%
Aichi Steel Corp.	15,000	86,174
Aisin Seiki Co., Ltd.	24,200	550,692
Alfresa Holdings Corp.	2,700	111,550
Amada Co., Ltd.	34,000	209,280
Anritsu Corp.	10,000	63,418

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Aomori Bank Ltd.	6,000	24,621
Aoyama Trading Co., Ltd.	6,000	161,996
Asahi Breweries Ltd.	45,000	582,933
Asahi Kasei Corp.	112,000	551,513
Asahi National Broadcasting Co., Ltd.	35	80,951
ASATSU-DK, Inc.	4,600	147,149
Ashikaga Financial Group, Inc.*	8,000	75
Autobacs Seven Co., Ltd.	3,300	106,486
Awa Bank Ltd.	20,000	132,245
Bank of Kyoto Ltd.	27,000	232,921
Bank of Nagoya Ltd.	18,000	128,925
Benesse Corp.	7,100	241,026
Canon Sales Co., Inc.	8,000	133,551
Casio Computer Co., Ltd.	16,000	211,145
Chiba Bank Ltd.	76,000	491,900
Chudenko Corp.	5,700	97,547
Chugoku Bank Ltd.	20,000	251,434
Citizen Watch Co.	18,000	172,740
Coca-Cola West Japan Co., Ltd.	6,700	157,463
COMSYS Holdings Corp.	9,000	75,458
Cosmo Oil Co., Ltd.	56,000	181,226
Dai Nippon Printing Co., Ltd.	58,000	946,067
Dai-Tokyo Fire and Marine Insurance Co., Ltd.	76,000	409,681
Daicel Chemical Industries Ltd.	30,000	165,073
Daido Steel Co., Ltd.	35,000	133,831
Daihatsu Motor Co., Ltd.	38,000	294,502
Daiichi Pharmaceutical Co., Ltd.	18,600	435,402
Dainippon Ink and Chemicals, Inc.	64,000	174,885
Dainippon Pharmaceutical Co., Ltd.	14,000	135,659
Daishi Bank Ltd.	29,000	131,173
Daiwa House Industry Co., Ltd.	49,000	563,003
Denso Corp.	30,300	754,498
Dowa Fire & Marine Insurance Co., Ltd.	33,000	173,579
Ebara Corp.	20,000	88,599
Edion Corp.	4,000	53,383
Ezaki Glico Co., Ltd.	13,000	111,784
Fuji Electric Co., Ltd.	60,000	189,135
Fuji Heavy Industries Ltd.	70,000	342,084
Fuji Photo Film	46,000	1,681,697
Fuji Television Network, Inc.	151	356,288
Fujikura Ltd.	37,000	162,182
Fukuyama Transporting Co., Ltd.	25,000	111,215
Futaba Industrial Co., Ltd.	6,000	104,920
Futuba Corp.	1,000	27,979
General Sekiyu K.K.	2,000	20,499
Glory Ltd.	6,000	111,690
Gunma Bank Ltd.	43,000	248,235
GUNZE Ltd.	20,000	93,075
Hachijuni Bank Ltd.	49,000	335,426
Hankyu Corp.	59,000	239,357
Hankyu Department Stores, Inc.	4,000	31,187
Hanshin Electric Railway Co., Ltd.	30,000	115,831
Heiwa Corp.	11,000	186,710
Higo Bank Ltd.	22,000	165,372
Hino Motors Ltd.	8,000	50,287
Hiroshima Bank Ltd.	40,000	208,160
Hitachi Cable Ltd.	31,000	127,209
Hitachi High-Technologies Corp.	3,200	50,585
Hitachi Koki Co., Ltd.	3,000	27,139
Hitachi Kokusai Electric, Inc.	9,000	73,444
Hitachi Ltd.	279,000	1,732,935
Hitachi Maxell Ltd.	8,000	107,363
Hitachi Metals Ltd.	28,000	176,526
Hitachi Software Engineering Co., Ltd.	4,200	78,928
Hitachi Transport System Ltd.	7,000	66,458
Hokkoku Bank Ltd.	31,000	145,423
Hokuetsu Paper Mills, Ltd.	13,000	76,503
Hokugin Financial Group, Inc.	79,000	239,450
House Foods Corp.	9,800	141,482
Hyakugo Bank Ltd.	23,000	152,940
Hyakujushi Bank Ltd.	26,000	165,129
Ishikawajima-Harima Heavy Industries Co., Ltd.*	109,000	175,864
Itochu Corp.	71,000	357,566
Itoham Foods, Inc.	13,000	65,591
Iyo Bank Ltd.	27,000	238,713
Japan Airport Terminal Co., Ltd.	5,000	50,128
JFE Holdings, Inc.	32,000	892,329
Joyo Bank Ltd.	72,000	387,447
JSAT Corp.	7	21,152
Juroku Bank Ltd.	33,000	178,195
Kagoshima Bank Co., Ltd.	17,000	139,837
Kamigumi Co., Ltd.	24,000	200,550
Kandenko Co., Ltd.	10,000	65,656
Kansai Paint Co., Inc.	12,000	74,311
Kanto Auto Works, Ltd.	4,900	69,187
Katokichi Co., Ltd*	9,000	65,806
Katokichi Co., Ltd.	4,500	33,155
Kawasaki Heavy Industries Ltd.	122,000	210,492
Keiyo Bank	19,000	100,825
Kikkoman Corp.	16,000	160,410
Kinden Corp.	23,000	179,967
Kirin Brewery Co., Ltd.	81,000	789,415
Kissei Pharmaceutical Co., Ltd.	4,000	83,190
Kobe Steel Ltd.	249,000	438,900
Koito Manufacturing Co., Ltd.	14,000	139,576
Kokusai Securities Co., Ltd.	22,000	204,561
Kokuyo Co., Ltd.	11,000	140,238
Komatsu Ltd.	67,000	503,633
Komori Corp.	6,000	91,434
Koyo Seiko Co., Ltd.	10,000	135,323
Kubota Corp.	73,000	389,424
Kuraray Co., Ltd.	32,000	285,605
Kuraya Sanseido, Inc.	11,900	158,149
Kureha Chemical Industry Co., Ltd.	17,000	73,565
Kyorin Pharmaceutical Co., Ltd.	7,000	99,165
Kyowa Hakko Kogyo Co., Ltd.	13,000	99,538
Lion Corp.	11,000	62,168
Maeda Corp.	8,000	45,885
Makita Corp.	13,000	237,389
Marubeni Corp.	132,000	423,483
Marui Co., Ltd.	30,000	403,171
Maruichi Steel Tube Ltd.	8,000	168,617
Matsushita Electric Industrial Co., Ltd.	193,000	2,843,926
Matsushita Electric Works Ltd.	86,000	740,294
Meiji Seika Kaisha Ltd.	32,000	159,366
Michinoku Bank Ltd.	13,000	66,925
Millea Holdings, Inc.	155	2,255,071
Mitsubishi Gas Chemical Co., Inc.	39,000	182,952
Mitsubishi Heavy Industries Ltd.	300,000	797,389
Mitsubishi Logistics Corp.	14,000	158,377
Mitsubishi Material Corp.	89,000	212,488
Mitsubishi Rayon Co., Ltd.	9,000	33,239
Mitsui Chemicals, Inc.	71,000	396,633
Mitsui Engineering & Shipbuilding Co., Ltd.	73,000	138,205
Mitsui Sumitomo Insurance Co., Ltd.	125,000	1,145,955
Mitsumi Electric Co., Ltd.	5,800	64,748
Mori Seiki Co., Ltd.	6,300	66,687
Morinaga Milk Industry Co., Ltd.	12,000	52,824

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Musashino Bank Ltd.	2,800	128,216
Nagase & Co., Ltd.	11,000	110,282
National House Industrial Co., Ltd.	15,000	87,153
NGK Insulators, Ltd.	28,000	278,107
NGK Spark Plug Co., Ltd.	19,000	196,512
NHK Spring Co., Ltd.	5,000	34,880
Nichicon Corp.	7,300	95,177
Nichirei Corp.	26,000	98,690
Nifco, Inc.	2,000	31,746
Nihon Unisys Ltd.	9,800	101,633
Nikko Cordial Corp.	86,000	429,900
Nippon Broadcasting System, Inc.	2,700	156,120
Nippon Electric Glass Co., Ltd.	18,000	259,361
Nippon Express Co., Ltd.	53,000	278,778
Nippon Kayaku Co., Ltd.	14,000	80,951
Nippon Meat Packers, Inc.	20,000	253,486
Nippon Mining Holdings, Inc.	66,500	365,293
Nippon Mitsubishi Oil Corp.	134,000	951,028
Nippon Paint Co., Ltd.	22,000	81,455
Nippon Paper Group, Inc. Npv	84	387,783
Nippon Sanso Corp.	9,000	52,712
Nippon Sheet Glass Co., Ltd.	37,000	156,661
Nippon Shinpan Co., Ltd.	20,000	91,397
Nippon Shokubai Co., Ltd.	13,000	117,603
Nippon Steel Corp.	274,000	692,506
Nippon Suisan Kaisha, Ltd.	13,000	44,010
Nippon Television Network Corp.	3,290	514,249
Nipponkoa Insurance Co., Ltd.	67,000	459,268
Nishi-Nippon Bank Ltd.	44,000	188,352
Nishimatsu Construction Co., Ltd.	24,000	90,874
Nisshin Flour Milling Co., Ltd.	19,000	202,005
Nisshin Oillio Group Ltd/The	6,000	33,574
Nisshin Steel Co., Ltd.	98,000	256,824
Nisshinbo Industries, Inc.	23,000	187,260
NSK Ltd.	46,000	236,810
NTN Corp.	15,000	83,236
Obayashi Corp.	60,000	369,876
Oita Bank Ltd/The	7,000	48,897
Oki Electric Industry Co., Ltd.	25,000	105,386
Okumura Corp.	18,000	109,452
Onward Kashiyama Co., Ltd.	15,000	221,450
Pioneer Corp.	14,600	262,657
Q.P. Corp.	13,000	113,966
Rengo Co., Ltd.	20,000	98,858
Rinnai Corp.	1,100	27,904
Ryosan Co. Ltd.	2,200	57,654
San-In Godo Bank Ltd.	15,000	150,385
Santen Pharmaceutical Co., Ltd.	2,000	42,900
Sanwa Shutter Corp.	17,000	93,383
Sanyo Chemical Industries, Ltd.	4,000	30,963
Sapporo Breweries Ltd.	32,000	149,816
Sapporo Hokuyo Holdings, Inc.	32	240,242
Seino Transportation Co., Ltd.	17,000	166,789
Sekisui Chemical Co., Ltd.	45,000	326,929
Sekisui House Ltd.	65,000	694,101
Shiga Bank Ltd.	19,000	129,000
Shikoku Bank Ltd.	13,000	80,019
Shima Seiki Mfg., Ltd.	1,000	30,590
Shimachu Co., Ltd.	4,600	120,121
Shimadzu Corp.	9,000	53,719
Shinko Electric Industries Co., Ltd.	2,000	66,775
Shinko Securities Co., Ltd.	72,000	242,406
Shohkoh Fund & Co., Ltd.	1,070	260,452
Showa Shell Sekiyu K.K.	13,000	126,090
Sohgo Security Services Co., Ltd.	5,700	82,025
Sojitz Holdings Corp.*	13,600	66,969
Sumitomo Bakelite Co. Ltd.	18,000	112,306
Sumitomo Corp.	87,000	745,656
Sumitomo Electric Industries Ltd.	67,000	712,959
Sumitomo Forestry Co., Ltd.	15,000	148,007
Sumitomo Metal Industries Ltd.	239,000	430,189
Sumitomo Metal Mining Co.	18,000	135,472
Sumitomo Osaka Cement Co., Ltd.	38,000	99,585
Sumitomo Realty & Development Co., Ltd.	15,000	181,021
Sumitomo Rubber Industries Ltd.	5,000	48,170
Suzuken Co., Ltd.	9,700	238,825
Suzuki Motor Corp.	8,000	143,101
Taiheiyo Cement Corp.	93,000	261,068
Taisei Corp.	63,000	236,195
Taiyo Yuden Co., Ltd.	9,000	97,449
Takara Standard Co., Ltd.	9,000	57,328
Takashimaya Co., Ltd.	26,000	266,244
Teijin Ltd.	77,000	328,897
Teikoku Oil Co., Ltd.	27,000	196,913
The 77 Bank Ltd.	34,000	246,379
The Aichi Bank, Ltd.	400	43,012
THE AKITA BANK, Ltd.	13,000	65,349
The Bank of Fukuoka Ltd.	53,000	332,656
The Bank of Iwate Ltd.	1,200	77,221
The Eighteenth Bank Ltd.	8,000	39,692
The Fuji Fire & Marine Insurance Co.	41,000	141,096
The Fukui Bank Ltd.	11,000	46,165
The Nanto Bank Ltd.	21,000	124,756
The Ogaki Kyoritsu Bank, Ltd.	11,000	66,785
The Shizuoka Bank Ltd.	67,000	676,717
The Sumitomo Trust and Banking Co., Ltd.	81,000	528,039
The Suruga Bank, Ltd.	17,000	151,094
The Yamanashi Chuo Bank Ltd.	17,000	113,835
The Yasuda Fire & Marine Insurance Co., Ltd.	81,000	845,316
The Yokohama Rubber Co., Ltd.	30,000	118,909
Toda Corp.	26,000	128,030
Toho Bank Ltd.	18,000	78,732
Tokai Tokyo Securities Co. Ltd.	14,000	46,221
Tokuyama Corp.	22,000	158,191
Tokyo Broadcasting System, Inc.	22,300	434,665
Tokyo Steel Manufacturing Co., Ltd.	12,200	177,496
Tokyo Style Co., Ltd.	9,000	98,960
Tokyo Tatemono Co., Ltd.	18,000	121,875
Toppan Printing Co., Ltd.	62,000	678,834
Toray Industries, Inc.	110,000	493,448
Toshiba Tec Corp.	24,000	115,943
Tostem Corp.	30,000	550,618
Toto Ltd.	15,000	128,701
Toyo Ink Manufacturing Co., Ltd.	23,000	90,520
Toyo Seikan Kaisha Ltd.	20,000	371,369
Toyo Suisan Kaisha Ltd.	9,000	140,592
Toyoda Machine Works Ltd.	7,000	69,984
Toyota Auto Body Co., Ltd.	7,000	125,344
Toyota Tsusho Corp.	23,000	386,319
UFJ Tsubasa Securities Co., Ltd.	48,000	185,778
Uny Co., Ltd.	16,000	192,194
Victor Company of Japan Ltd.	18,000	138,830
Wacoal Corp.	12,000	159,254
Yamagata Bank Ltd.	15,000	77,640
Yamaguchi Bank Ltd.	18,000	221,590
Yamaha Corp.	16,100	232,284
Yamatake Corp.	2,000	24,435
Yamato Kogyo Co., Ltd.	4,000	48,645
Yamazaki Baking Co., Ltd.	19,000	179,324

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Yodogawa Steel Works, Ltd.	7,000	40,998
Yokogawa Electric Corp.	8,000	108,333
York-Benimaru Co., Ltd.	4,200	121,035
		$62,419,324
Luxembourg — 0.2%
Arcelor	21,800	498,385
Arcelor, New	6,266	142,764
		$641,149
Netherlands — 5.9%
ABN AMRO Holding NV	44,562	1,106,019
Aegon NV	367,655	4,963,034
Buhrmann NV	24,467	247,475
DSM NV	29,813	2,101,170
Hagemeyer NV*	88,169	224,093
Hunter Douglas NV	13,371	674,134
IHC Caland NV	2,855	181,409
ING Groep NV	100,125	3,025,203
Koninklijke (Royal) KPN NV	224,511	2,008,828
Koninklijke (Royal) Philips Electronics NV	61,315	1,689,592
Koninklijke Ahold NV*	376,131	3,150,850
Koninklijke Vopak NV	4,566	108,117
N.V. Holdingmaatschappij De Telegraaf	800	20,644
Oce NV	15,619	249,731
Royal Nedlloyd NV	8,236	462,979
Vedior NV	14,459	257,246
Versatel Telecom International*	83,108	186,443
VNU NV	63,902	1,864,460
		$22,521,427
New Zealand — 0.2%
Auckland International Airport Ltd.	24,915	143,771
Carter Holt Harvey Ltd.	235,364	330,316
Fisher & Paykel Appliances Holdings Ltd.	18,010	38,106
Fletcher Building Ltd.	13,135	62,133
		$574,326
Norway — 1.2%
Aker Kvaerner ASA*	3,773	126,629
Aker Yards ASA	2,326	76,232
Den Norske Bank ASA	109,700	1,119,211
Norsk Hydro ASA	28,700	2,365,099
Norske Skogindustrier ASA	23,200	462,428
Prosafe ASA	1,550	48,602
Storebrand ASA	28,100	254,589
Telenor ASA	19,823	178,037
Yara International ASA	1,800	27,298
		$4,658,125
Portugal — 0.4%
Banco BPI SA	59,380	242,553
Banco Comercial Portugues SA	150,910	410,954
Banco Espirito Santo SA	30,235	525,377
Cimpor- Cimentos de Portugal SGPS SA	29,000	162,833
Portucel - Empresa Produtora de Pasta e Papel SA	143,000	265,172
		$1,606,889
Singapore — 1.0%
DBS Group Holdings Ltd.	52,000	469,291
Fraser & Neave Ltd.	30,300	278,958
Keppel Corporation Ltd.	134,000	884,676
Neptune Orient Lines Ltd.	97,000	216,208
Oversea-Chinese Banking Corp., Ltd.	20,000	167,172
SembCorp Industries Ltd.	213,000	250,285
Singapore Airlines Ltd.	162,000	1,167,656
Singapore Land Ltd.	33,000	106,935
United Overseas Bank Ltd.	20,000	174,440
United Overseas Land Ltd.	86,000	114,076
		$3,829,697
Spain — 5.3%
Acciona SA	9,749	879,884
Acerinox SA	37,888	621,510
ACS, Actividades de Construccion y Servicios SA	2,910	72,075
Autopistas, Concesionaria Espanola SA	39,951	902,986
Azucarera Ebro Agricolas SA	23,733	398,854
Banco de Andalucia	1,700	164,785
Banco De Sabadell SA	30,438	761,780
Banco Pastor SA	5,642	204,855
Banco Santander Central Hispano SA	373,685	4,550,167
Cementos Portland SA	5,187	334,294
Corporacion Mapfre	33,470	515,618
Endesa SA	120,980	2,721,881
Fomento de Construcciones y Contratas SA	6,200	317,011
Gas Natural SDG SA	22,741	654,075
Iberia Lineas Aereas de Espana SA	179,152	599,373
Inmobiliaria Urbis SA	16,782	252,440
Metrovacesa SA	2,551	136,455
Red Electrica de Espana	2,800	69,350
Repsol-YPF SA	169,060	4,476,645
Sacyr Vallehermoso SA	14,555	261,030
Sociedad General de Aguas de Barcelona SA*	299	6,227
Sociedad General de Aguas de Barcelona SA Class A	29,962	648,460
Sol Melia SA	33,070	392,813
Telefonica SA	10,091	175,869
		$20,118,437
Sweden — 3.2%
Castellum AB	1,400	45,771
Electrolux AB Series B	21,200	493,578
Gambro AB Series A	42,500	580,457
Gambro AB Series B	12,100	164,403
Kinnevik Investment AB	15,750	149,909
Mo Och Domsjoe AB (MoDo) Series B	11,600	365,294
NCC AB	6,900	113,770
Nordea AB	158,350	1,602,427
Nordic Baltic Holding AB	5,716	58,700
Skandia Forsakrings AB	94,100	478,121
Skandinaviska Enskilda Banken AB Series A	31,000	587,923
SKF AB Series A	1,600	75,182
SKF AB Series B	2,900	135,651
SSAB Svenskt Stal AB Series A	11,400	283,163
SSAB Svenskt Stal AB Series B	3,500	83,716
Svenska Cellulosa AB (SCA) Series B	31,200	1,176,809
Tele2 AB Series B	7,300	241,248
TeliaSonera AB	433,750	2,578,356
Trelleborg AB Series B	11,300	195,915
Volvo AB Series A	18,900	807,835
Volvo AB Series B	40,000	1,769,147
Wihlborgs Fastigheter AB	14,615	338,198
		$12,325,573
Switzerland — 6.9%
Baloise Holdings Ltd.	16,000	769,552
Banque Cantonale Vaudoise	1,400	316,771
Berner Kantonalbank	3,000	468,507
Ciba Specialty Chemicals AG	11,800	763,965
Compagnie Financiere Richemont AG	101,600	3,191,200

	SHARES	VALUE
COMMON STOCKS (Continued)
Switzerland (Continued)
Converium Holding AG	5,900	55,521
Credit Suisse Group*	122,980	5,282,328
Ems-Chemie Holding AG	2,300	217,399
Givaudan SA	1,380	886,524
Helvetia Patria Holding	1,240	191,783
Holcim Ltd.	33,577	2,065,737
Julius Baer Holding Ltd. Series B*	700	242,848
Lonza Group AG	2,100	128,582
Luzerner Kantonalbank	700	135,843
PSP Swiss Property AG	10,400	434,964
Rieter Holding AG	430	135,960
SIG Holding AG	3,300	706,650
Sika AG*	310	231,301
Swatch Group AG Series B	1,700	233,777
Swiss Life Holding*	7,093	1,066,768
Swiss Re	31,200	2,235,282
Syngenta AG*	20,200	2,110,397
Unaxis Holding AG	1,800	252,949
Valiant Holding*	2,700	249,561
Zurich Financial Services*	23,900	4,196,244
		$26,570,413
United Kingdom — 19.1%
Aggregate Industries Plc	192,986	500,213
Alliance & Leicester Group Treasury Plc	20,000	333,509
Amvescap Plc	104,200	656,759
Anglo American Plc	124,039	2,939,807
Arriva Plc	19,049	188,864
Associated British Foods Plc	125,805	1,788,997
Associates British Ports Holdings Plc	43,400	393,822
BAA Plc	161,794	1,782,872
BAE Systems Plc	458,443	2,246,671
Barratt Developments Plc	34,875	434,356
BBA Group Plc	54,587	311,067
Bellway Plc	12,000	199,425
Bodycote International Plc	5,475	17,887
Bovis Homes Group Plc	16,000	203,958
BPB Plc	14,200	133,145
Bradford & Bingley PLC	50,092	290,891
Brambles Industries Plc	81,000	463,494
Britannic Plc	27,300	242,442
British Airways Plc*	158,000	787,731
British Land Company Plc	74,679	1,133,891
British Vita Plc	28,386	190,037
Brixton Estate Plc	32,600	209,937
Cable & Wireless Plc	332,351	811,231
Carnival Plc	7,303	400,787
CGU Plc	328,599	3,940,549
COLT Telecom Group Plc*	220,000	206,696
Corus Group Plc*	616,366	628,564
CRH Plc	102,488	2,693,908
De Vere Group PLC	11,910	119,882
Derwent Valley Holdings Plc	7,337	152,415
Dixons Group Plc	151,546	437,162
DS Smith Plc	56,526	168,130
easyJet Plc*	57,000	232,243
FKI Plc	76,668	153,837
Friends Provident Plc	251,489	841,825
George Wimpey Plc	51,822	430,610
GKN Plc	97,483	467,145
Great Portland Estates Plc	23,720	146,816
Great Universal Stores Plc	30,861	530,940
Greene King Plc	10,413	255,448
Hammerson Plc	40,357	633,721
Hanson Plc	107,597	1,017,000
HBOS Plc	68,503	1,067,285
HHG Plc*	194,598	222,556
Hilton Group Plc	242,401	1,377,900
IMI Plc	10,000	77,523
InterContinental Hotels Group Plc	96,275	1,122,709
International Power Plc*	216,923	734,314
Invensys Plc*	125,716	36,799
iSOFT Group PLC	19,043	125,150
ITV Plc	396,302	954,230
J Sainsbury Plc	280,691	1,533,272
Kingfisher Plc	300,147	1,636,714
Land Securities Group Plc	37,909	925,673
Lex Service Plc	8,500	148,965
Liberty International Plc	48,304	878,925
Logica Plc	30,030	100,380
London Merchant Securities Plc	35,867	139,532
Marks & Spencer Group Plc	140,715	919,461
Mersey Docks & Harbour Co.	11,402	208,006
MFI Furniture Plc	43,461	96,029
Millennium & Copthorne Hotels Plc	42,008	312,568
Mitchells & Butlers Plc	69,152	449,895
National Express Group Plc	13,000	221,568
Northern Foods Plc	10,000	29,130
Northern Rock Plc	5,000	74,973
O2 PLC*	1,265,000	2,848,825
Pearson Plc	106,479	1,297,001
Peninsular and Oriental Steam Navigation Co.	108,322	592,219
Persimmon Plc	37,740	538,460
Pilkington Plc	159,945	357,936
Pillar Property Plc	12,997	186,541
Premier Oil Plc*	11,224	118,700
Rank Group Plc	27,850	143,978
Rolls-Royce Group Plc*	237,042	1,092,275
Rolls-Royce Group Plc Class B	11,852,100	22,383
Royal & Sun Alliance Insurance Group Plc	439,617	651,720
Royal Bank of Scotland Group Plc	2,875	91,432
Schroders Plc	28,000	373,847
Scottish & Newcastle Plc	137,074	1,192,069
Scottish Power Plc	277,745	2,145,292
Shire Pharmaceuticals Group Plc	69,702	795,716
Signet Group Plc	24,306	49,344
Singer & Friedlander Group Plc	25,157	133,263
Slough Estates Plc	61,006	561,648
Somerfield Plc	72,663	287,827
Stagecoach Group Plc	154,653	322,729
Stanley Leisure Plc	18,721	148,844
Tate & Lyle Plc	70,423	706,862
Taylor Woodrow Plc	87,449	505,351
The Berkeley Group Holdings Plc*	18,840	288,370
Trinity Mirror Plc	42,590	563,823
Uniq Plc	2,050	5,788
Vodafone Group Plc	4,065,004	10,785,843
Westbury Plc	16,666	148,241
WH Smith Plc	23,760	159,964
Whitbread Plc	45,306	797,003
William Morrison Supermarkets Plc	116,366	430,724
Wilson Bowden Plc	13,000	285,522
Wolverhampton & Dudley Breweries Plc	9,700	206,082
Woolworths Group Plc	191,054	195,737
Xstrata PLC	54,628	1,041,966
		$73,185,566
TOTAL COMMON STOCKS
(Identified Cost $266,648,636)		$377,323,685

	SHARES	VALUE
WARRANTS — 0.0%
France — 0.0%
Air France expires 06/11/07*	7,600	6,702
Rallye SA expires 11/30/05*	1,100	157
		$6,859
Hong Kong — 0.0%
China Travel International Investment expires 05/31/06*	22,000	2,623
Italy — 0.0%
Fiat SpA expires 01/31/07*	4,800	1,251
TOTAL WARRANTS
(Identified Cost $9,435)		$10,733
SHORT-TERM INVESTMENTS — 1.0%
United States — 1.0%
SSgA Money Market Fund	4,055,357	4,055,357
SSgA U.S. Government Money Market Fund	2	2
		$4,055,359
TOTAL SHORT-TERM INVESTMENTS
(Indentified Cost $4,055,359)		$4,055,359
Total Investments — 99.5%
(Identified Cost $270,713,430)#		$381,389,777

Cash and Other Assets, Less liabilities — 0.5%		1,774,019
Net Assets — 100.0%		$383,163,796

#                 At March 31, 2005 the aggregate cost of investment securities for income tax purposes was $270,713,430. Net unrealized depreciation aggregated $110,676,347 of which $112,303,301 related to appreciated investment securities and $1,626,954 related to depreciated investment securities.

*                 Non-income producing security

SA International HBtM Fund

Sector Holdings at March 31, 2005

(As a percentage of net Assets)

Sector	Percentage
Banks/Savings & Loans	12.8%
Insurance	10.2
Financial Services	7.8
Telecommunications	6.5
Building & Construction	6.3
Diversified Operations	4.2
Oil & Gas	3.2
Chemicals	3.0
Auto & Related	2.9
Utilities	2.4
Retail - Specialty	2.3
Steel	2.1
Automobiles	2.1
Real Estate Investment Trusts	2.0
Food & Beverages	2.0
Metals & Mining	1.9
Electronics	1.8
Retail - Food	1.6
Real Estate	1.6
Airlines	1.5
Media	1.3
Electrical Equipment	1.3
Transportation	1.2
Other	1.1
Multimedia	1.1
Forest & Paper Products	1.1
Manufacturing	0.9
Hotels & Restaurants	0.9
Aerospace/Defense	0.9
Retail - General	0.8
Machinery	0.8
Breweries	0.8
Air Travel	0.6
Textile & Apparel	0.5
Leisure	0.5
Health Care - Drugs	0.5
Enviromental Services	0.5
Distribution/Wholesale	0.5
Printing	0.4
Photography	0.4
Broadcasting	0.4
Tires & Rubber	0.3
Publishing	0.3

Investment Companies	0.3
Engineering	0.3
Diversified	0.3
Containers & Glass	0.3
Construction Materials	0.3
Commercial Services	0.3
Turnpikes & Toll Roads	0.2
Paper	0.2
Household Products	0.2
Household Appliances & Home Furnishings	0.2
Health Care - Services	0.2
Computer Services	0.2
Tools-Hand Held	0.1
Restaurants	0.1
Office Furnishings & Supplies	0.1
Office Equipment	0.1
Non-Ferrous Metals	0.1
Industrial Machinery	0.1
Health Care - Products	0.1
Education	0.1
Computer Software	0.1
Business Services	0.1
Agricultural Operations	0.1
Advertising	0.1
Storage/Warehousing	0.0
Shipbuilding	0.0
Consumer Products	0.0
Computer Equipment	0.0
99.5%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2005 (Unaudited)

	SHARES	VALUE
MUTUAL FUNDS — 99.7%
Other — 99.7%
DFA International Small Company Portfolio	9,135,989	$137,587,992
TOTAL MUTUAL FUNDS
(Identified Cost $86,838,156)		$137,587,992
SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Money Market Fund	2	2
SSgA U.S. Government Money Market Fund	1	1

TOTAL SHORT-TERM INVESTMENTS
(Indentified Cost $3)		$3
Total Investments — 99.7%
(Identified Cost $86,838,159)#		$137,587,995

Cash and Other Assets, Less liabilities — 0.3%		391,464
Net Assets — 100.0%		$137,979,459

#                 At March 31, 2005 the aggregate cost of investment securities for income tax purposes was $86,838,159. Net unrealized appreciation aggregated $50,749,836 which related solely to appreciated investment securities.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2005

(Unaudited)

Value†
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company (30.7%)
(Cost $480,435,412)	$623,163,086

Investment in The Pacific Rim Small Company Series
of The DFA Investment Trust Company (14.7%)
(Cost $247,025,936)	297,886,837

Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company (19.4%)
(Cost $285,257,560)	394,070,573

Investment in The Continental Small Company Series
of The DFA Investment Trust Company (35.1%)
(Cost $435,041,773)	713,276,498

Temporary Cash Investments (0.1%)
Repurchase Agreement, PNC Capital Markets Inc. 2.61%, 04/01/05
(Collateralized by $1,147,000 FNMA Notes 2.95%, 11/14/07,
valued at $1,154,169) to be repurchased at $1,137,082.
(Cost $1,137,000)	1,137,000

Total Investments (100%) (Cost $1,448,897,681)††	$2,029,533,994

†              See Security Valuation Note.

††            The cost for federal income tax purposes is $1,449,443,315.

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund has thirty-six portfolios.  The International Small Company Portfolio (the “Portfolio”) is one of the portfolios of the Fund. The Portfolio invests in four series of The DFA Investment Trust Company (the “Master Funds”).  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Master Fund shares held by the Portfolio reflect its proportionate interest in the net assets of the corresponding Master Funds.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

		Shares	Value†

JAPAN — (77.5%)
COMMON STOCKS — (77.5%)
* #	A&A Material Corp.	123,000	$190,852
#	ABILIT Corp.	31,900	988,537
#	Achilles Corp.	549,000	1,057,393
	Aderans Co., Ltd.	72,850	1,543,758
	Advan Co., Ltd.	62,300	823,346
	ADVANEX, Inc.	78,000	382,729
#	Aeon Fantasy Co., Ltd.	27,300	663,195
	Ahjikan Co., Ltd.	10,500	90,555
#	Ahresty Corp.	33,200	587,711
	Aica Kogyo Co., Ltd.	157,000	1,770,624
	Aichi Bank, Ltd.	19,000	2,042,979
	Aichi Corp.	166,700	905,496
	Aichi Machine Industry Co., Ltd.	189,000	809,637
	Aichi Tokei Denki Co., Ltd.	67,000	227,156
	Aida Engineering, Ltd.	113,000	659,336
	Aigan Co., Ltd.	33,500	308,687
	Aiphone Co., Ltd.	39,300	648,149
	Airport Facilities Co., Ltd.	105,970	593,107
	Airtech Japan, Ltd.	12,100	121,630
	Aisan Industry Co., Ltd.	110,100	1,038,415
*	Akai Electric Co., Ltd.	363,000	3,385
#	Akebono Brake Industry Co., Ltd.	215,000	1,202,341
	Akita Bank, Ltd.	394,000	1,975,905
	Allied Telesis KK	130,700	491,740
	Aloka Co., Ltd.	49,000	356,027
	Alpha Systems, Inc.	23,600	444,569
#	Alpine Electronics, Inc.	126,300	1,813,055
	Alps Logistics Co., Ltd.	31,400	760,518
	Altech Co., Ltd.	14,000	112,778
	Altech Corp.	17,050	210,157
	Amano Corp.	184,000	2,059,685
	Amatsuji Steel Ball Manufacturing Co., Ltd.	42,000	539,876
	Ando Corp.	165,000	468,816
	Anest Iwata Corp.	74,000	263,833
#	Anrakutei Co., Ltd.	39,000	276,191
#	Anritsu Corp.	170,000	1,075,392
	AOC Holdings, Inc.	160,200	2,342,340
	AOI Advertising Promotion, Inc.	21,000	172,340
	AOI Electronics Co., Ltd.	19,300	303,847
	Aoki International Co., Ltd.	92,700	1,221,134
	Aomori Bank, Ltd.	417,000	1,708,096
*	Apic Yamada Corp.	20,000	65,020
* #	Arai-Gumi, Ltd.	34,450	68,943

1

	Arakawa Chemical Industries, Ltd.	28,500	437,348
#	Araya Industrial Co., Ltd.	112,000	295,861
	Argo 21 Corp.	13,200	120,861
#	Ariake Japan Co., Ltd.	69,100	1,726,322
	Aronkasei Co., Ltd.	66,000	350,372
	As One Corp.	37,080	845,913
	Asahi Denka Kogyo KK	169,000	1,744,962
	Asahi Diamond Industrial Co., Ltd.	162,000	977,205
	Asahi Kogyosha Co., Ltd.	48,000	179,093
	Asahi Organic Chemicals Industry Co., Ltd.	210,000	727,904
#	Asahi Pretec Corp.	41,900	585,610
	Asahi Soft Drinks Co., Ltd.	109,500	1,121,018
*	Asahi Tec Corp.	118,000	251,768
#	Asahi Techno Glass Corp.	116,000	619,893
	Asanuma Corp.	123,000	332,012
	Ashimori Industry Co., Ltd.	109,000	280,115
	Asia Air Survey Co., Ltd.	17,000	96,282
	Asia Securities Printing Co., Ltd.	36,000	383,992
	Asics Corp.	450,000	1,864,105
	Asics Trading Co., Ltd.	12,000	166,484
	Asti Corp.	8,000	88,758
	Asunaro Construction, Ltd.	102,000	657,237
	Ataka Constuction & Engineering Co., Ltd.	38,000	157,117
#	Atom Corp.	16,600	155,128
#	Atsugi Co., Ltd.	410,000	576,257
	Aucnet, Inc.	18,500	382,507
	Autoseven Co., Inc.	7,600	95,617
#	Avex, Inc.	91,600	1,283,297
*	Azel Corp., Tokyo	89,000	170,610
	Bando Chemical Industries, Ltd.	236,000	1,125,550
	Bank of Okinawa, Ltd.	41,300	1,437,887
	Bank of Saga, Ltd.	384,000	1,559,435
	Bank of the Ryukyus, Ltd.	60,380	1,509,022
	Banpresto Co., Ltd.	17,100	246,618
	Belluna Co., Ltd.	56,980	1,990,123
#	Best Denki Co., Ltd.	251,000	1,016,524
	Biken Techno Corp.	4,200	40,756
#	BSL Corp.	390,140	1,033,731
	Bull Dog Sauce Co., Ltd.	37,000	458,399
	Bunka Shutter Co., Ltd.	134,000	660,606
	Cabin Co., Ltd.	86,000	290,063
	CAC Corp.	39,400	352,943
	Calpis Co., Ltd.	174,000	1,301,335
	Canon Electronics, Inc.	58,000	1,510,724
	Canon Finetech, Inc.	90,070	1,676,024
#	Capcom Co., Ltd.	132,400	1,289,937
*	Catena Corp.	46,000	109,111
*	Cats, Inc.	15,400	431
* #	Cecile Co., Ltd.	81,100	874,955
	Central Finance Co., Ltd.	180,000	790,815
	Central Security Patrols Co., Ltd.	31,400	266,139
	CFS Corp.	47,500	284,619
*	Chiba Kogyo Bank, Ltd.	117,700	971,866
	Chino Corp.	89,000	302,271

2

	Chiyoda Co., Ltd.	87,700	1,445,883
	Chofu Seisakusho Co., Ltd.	54,500	1,199,658
*	Chori Co., Ltd.	356,000	701,775
	Chuetsu Pulp and Paper Co., Ltd.	227,000	670,103
*	Chugai Mining Co., Ltd.	188,600	114,208
#	Chugai Ro Co., Ltd.	168,000	455,272
#	Chugoku Marine Paints, Ltd.	135,000	773,922
	Chugokukogyo Co., Ltd.	45,000	134,039
	Chukyo Bank, Ltd.	464,000	1,706,663
	Chuo Denki Kogyo Co., Ltd.	54,000	718,172
	Chuo Gyorui Co., Ltd.	61,000	164,193
	Chuo Spring Co., Ltd., Nagoya	119,000	550,140
	Chuo Woollen Mills, Ltd.	24,000	62,596
	CKD Corp.	139,000	948,829
* #	Clarion Co., Ltd.	587,000	1,135,309
	Cleanup Corp.	90,000	920,990
#	CMK Corp.	118,000	1,899,337
	Coca-Cola Central Japan Co., Ltd.	189	1,523,851
#	Colowide Co., Ltd.	37,000	289,390
*	Colowide Co., Ltd.	18,500	144,695
* #	Columbia Music Entertainment, Inc.	409,000	448,781
	Commuture Corp.	86,202	730,778
	Computer Engineering & Consulting, Ltd.	29,800	339,910
*	Co-Op Chemical Co., Ltd.	80,000	183,208
#	Copal Co., Ltd.	21,600	312,869
#	Core Corp.	13,700	146,970
*	Core Corp.	13,700	146,970
	Corona Corp.	58,200	934,382
#	Cosel Co., Ltd.	45,500	1,145,755
* #	Cosmo Securities Co., Ltd.	889,000	1,863,989
	Create Medic Co., Ltd.	11,000	114,340
	Credia Co., Ltd.	14,000	391,086
	Cresco, Ltd.	11,600	140,258
	CTI Engineering Co., Ltd.	19,000	155,339
#	Culture Convenience Club Co., Ltd.	112,200	1,776,717
	CVS Bay Area, Inc.	30,000	95,204
	Cybozu, Inc.	184	241,311
* #	D&M Holdings, Inc.	162,000	375,900
* #	Dai Nippon Toryo, Ltd.	229,000	371,120
	Daibiru Corp.	195,000	1,554,569
	Dai-Dan Co., Ltd.	86,000	640,999
	Daido Kogyo Co., Ltd.	85,000	257,075
#	Daidoh, Ltd.	74,000	826,786
* #	Daiei, Inc.	249,500	511,070
	Daifuku Co., Ltd.	226,000	1,668,452
	Daihen Corp.	292,000	703,934
	Daiho Corp.	125,000	315,536
	Dai-Ichi Jitsugyo Co., Ltd.	94,000	329,878
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	47,000	176,770
#	Daiken Corp.	263,000	1,212,692
	Daiki Co., Ltd.	49,900	513,122
	Daiko Clearing Services Corp.	25,000	203,698
#	Daikoku Denki Co., Ltd.	34,200	993,562
*	Daikyo, Inc.	444,000	928,349

3

	Daimei Telecom Engineering Corp.	84,000	661,613
	Dainichi Co., Ltd.	27,200	185,076
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	195,000	962,055
	Dainippon Shigyo Co., Ltd.	25,000	112,996
	Daisan Bank, Ltd.	417,000	1,554,869
	Daiseki Co., Ltd.	51,000	779,525
#	Daiso Co., Ltd.	179,000	576,828
*	Daisue Construction Co., Ltd.	151,500	198,709
	Daisyo Corp.	38,300	474,696
*	Daito Woolen Spinning & Weaving Co., Ltd., Tokyo	42,000	57,000
#	Daiwa Industries, Ltd.	82,000	409,488
	Daiwa Kosho Lease Co., Ltd.	313,000	1,712,648
* #	Daiwa Seiko, Inc.	211,000	357,426
	Daiwabo Co., Ltd.	272,000	440,224
#	Daiwabo Information System Co., Ltd.	33,000	465,305
#	Danto Corp.	42,000	176,142
	DC Co., Ltd.	58,000	196,060
	Denki Kogyo Co., Ltd.	167,000	937,997
	Denny’s Japan Co., Ltd.	61,000	1,145,196
	Densei-Lambda KK	34,584	315,906
	Denyo Co., Ltd.	47,000	429,807
#	Descente, Ltd.	140,000	502,526
*	Dia Kensetsu Co., Ltd.	141,200	190,540
	Diamond City Co., Ltd.	4,050	102,742
	Dijet Industrial Co., Ltd.	34,000	100,598
	DMW Corp.	1,600	74,621
#	Doshisha Co., Ltd.	25,800	890,844
#	Doutor Coffee Co., Ltd.	42,500	788,023
	DTS Corp.	24,000	641,523
	DyDo Drinco, Inc.	36,600	1,208,086
	Dynic Corp.	66,000	215,008
	Eagle Industry Co., Ltd.	78,000	551,219
	Echo Trading Co., Ltd.	4,000	63,328
*	Econach Co., Ltd.	26,000	14,276
#	Edion Corp.	170,316	2,267,937
	Ehime Bank, Ltd.	297,000	982,271
#	Eighteenth Bank, Ltd.	390,000	1,932,013
#	Eiken Chemical Co., Ltd.	54,000	621,985
	Eikoh, Inc.	12,100	112,664
	Eizo Nanao Corp.	43,500	1,315,464
*	Elna Co., Ltd.	34,000	74,397
	Enplas Corp.	41,900	1,102,883
*	Enshu, Ltd.	69,000	202,301
	Ensuiko Sugar Refining Co., Ltd.	51,000	181,824
	Exedy Corp.	102,600	1,718,834
	F.D.C. Products, Inc.	21,190	272,154
	Fancl Corp.	43,300	1,670,983
*	FDK Corp.	260,000	500,336
	Fine Sinter Co., Ltd.	31,000	105,302
*	First Baking Co., Ltd.	67,000	158,592
	Foster Electric Co., Ltd.	44,000	417,406
#	FP Corp.	50,800	931,166
#	France Bed Holdings Co., Ltd.	530,000	1,434,293
*	Fudo Construction Co., Ltd.	299,200	656,036

4

*	Fugi Corp., Ltd.	28,000	174,691
#	Fuji Co.,Ltd.	76,100	1,368,567
#	Fuji Corp, Ltd.	28,000	174,691
	Fuji Kiko Co., Ltd.	102,000	474,448
* #	Fuji Kosan Co., Ltd.	130,000	254,368
	Fuji Kyuko Co., Ltd.	251,000	975,468
*	Fuji Spinning Co., Ltd., Tokyo	163,000	209,253
	Fujicco Co., Ltd.	61,000	897,802
*	Fujii & Co., Ltd.	44,000	410
*	Fujiko Co., Ltd.	55,000	0
	Fujikura Kasei Co., Ltd.	51,000	407,944
	Fujikura Rubber, Ltd.	34,000	203,668
#	Fujirebio, Inc.	101,500	1,592,788
*	Fujita Corp.	365,100	480,804
#	Fujita Kanko, Inc.	213,000	1,222,761
	Fujitec Co., Ltd.	186,000	969,098
*	Fujitsu Access, Ltd.	48,000	306,198
	Fujitsu Business Systems, Ltd.	54,800	776,308
	Fujitsu Devices, Inc.	44,000	528,293
	Fujitsu Fronttec, Ltd.	49,200	613,006
* #	Fujitsu General, Ltd.	212,000	765,255
#	Fujiya Co., Ltd.	248,000	639,110
	Fukuda Corp.	96,000	671,909
#	Fukushima Bank, Ltd.	365,000	587,577
	Fukusima Industries Corp.	13,500	185,013
#	Fumakilla, Ltd.	37,000	120,449
* #	Furukawa Battery Co., Ltd.	45,000	117,181
* #	Furukawa Co., Ltd.	757,000	1,007,037
	Fuso Lexel Inc.	35,500	293,548
	Fuso Pharmaceutical Industries, Ltd.	178,000	630,123
*	Gajoen Kanko KK	37,000	0
	Gakken Co., Ltd.	247,000	678,298
*	Generas Corp.	64,000	597
#	Genki Sushi Co., Ltd.	17,200	216,230
	Geostar Corp.	10,000	54,183
	Gigas K’s Denki Corp.	5,644	145,380
	Global-Dining, Inc.	6,200	39,146
#	Godo Steel, Ltd.	355,000	1,302,084
* #	Goldwin, Inc.	76,000	205,078
	Gourmet Kineya Co., Ltd.	37,000	327,179
*	Graphtec Corp.	39,000	65,010
*	Gro-BeLS Co., Ltd.	84,000	125,826
*	GSI Creoss Corp.	120,000	271,245
	Gun-Ei Chemical Industry Co., Ltd.	180,000	789,229
	Hagoromo Foods Corp.	41,000	492,078
	Hakuto Co., Ltd.	44,000	655,383
	Hakuyosha Co., Ltd.	57,000	193,765
	Haltec Corp.	32,000	70,692
*	Hamai Co., Ltd.	22,000	39,337
	Hanshin Sogo Bank, Ltd.	867,000	1,840,143
	Hanwa Co., Ltd.	405,000	1,670,517
	Happinet Corp.	18,800	330,224
	Harashin Co., Ltd.	24,300	228,902
	Harima Chemicals, Inc.	47,000	324,322

5

	Haruyama Trading Co., Ltd.	27,500	422,674
#	Hayashikane Sangyo Co., Ltd.	166,000	278,112
*	Hazama Corp.	120,600	314,400
	Heiwado Co., Ltd.	124,000	1,779,646
	Hibiya Engineering, Ltd.	72,000	643,631
	Higashi-Nippon Bank, Ltd.	385,000	1,554,413
#	Hisaka Works, Ltd.	41,000	431,321
#	Hitachi Business Solution Co., Ltd.	22,700	162,537
	Hitachi Kiden Kogyo, Ltd.	27,000	120,475
	Hitachi Koki Co., Ltd.	205,000	1,851,864
	Hitachi Kokusai Electric, Inc.	209,000	1,701,953
	Hitachi Medical Corp.	82,000	1,153,111
	Hitachi Metals Techno, Ltd.	13,000	50,184
	Hitachi Mobile Co., Ltd.	35,000	246,459
	Hitachi Plant Engineering & Construction Co., Ltd.	260,000	1,307,365
	Hitachi Powdered Metal Co., Ltd.	62,000	466,070
	Hitachi Tool Engineering, Ltd.	55,000	690,165
	Hitachi Transport System, Ltd.	75,000	710,715
* #	Hitachi Zosen Corp.	1,147,500	1,665,831
#	Hochiki Corp.	42,000	183,071
#	Hodogaya Chemical Co., Ltd.	144,000	872,371
#	Hogy Medical Co., Ltd.	35,900	1,742,096
*	Hohsui Corp.	56,000	123,591
	Hokkai Can Co., Ltd., Tokyo	133,000	416,015
	Hokkaido Coca Cola Bottling Co., Ltd.	80,000	581,717
	Hokkaido Gas Co., Ltd.	105,000	309,174
	Hokko Chemical Industry Co., Ltd.	41,000	161,949
#	Hokuetsu Bank, Ltd.	504,000	1,139,871
	Hokuriku Electric Industry Co., Ltd.	159,000	383,055
	Hokuriku Electrical Construction Co., Ltd.	36,000	125,915
	Hokuriku Gas Co., Ltd.	64,000	194,004
	Hokushin Co., Ltd.	39,900	100,395
#	Hokuto Corp.	69,300	1,206,393
	Homac Corp.	97,100	831,169
	Honshu Chemical Industry Co., Ltd.	17,000	102,573
	Horiba, Ltd.	69,000	1,275,238
	Horipro, Inc.	23,400	237,551
	Hosiden Corp.	155,600	1,736,595
* #	Hosokawa Micron Corp.	78,000	731,454
* #	Howa Machinery, Ltd.	235,000	321,279
*	Ichida and Co., Ltd.	23,400	39,212
	Ichikawa Co., Ltd.	49,000	209,882
* #	Ichiken Co., Ltd.	48,000	111,871
#	Ichikoh Industries, Ltd.	163,000	443,106
	Ichiyoshi Securities Co., Ltd.	87,000	912,535
	Icom, Inc.	29,500	893,542
#	Idec Izumi Corp.	83,500	955,313
#	Ihara Chemical Industry Co., Ltd.	80,000	260,684
#	Iino Kaiun Kaisha, Ltd.	263,000	1,311,686
*	Ikegami Tsushinki Co., Ltd.	102,000	250,875
	i-Logistics Corp.	52,000	174,598
	Imasen Electric Industrial Co., Ltd.	23,500	196,643
	Impact 21 Co., Ltd.	41,500	946,490
*	Impress Corp.	178	200,299

6

	Inaba Denki Sangyo Co., Ltd.	54,800	1,607,484
	Inaba Seisa Kusho Co., Ltd.	38,600	637,374
	Inabata and Co., Ltd., Osaka	113,000	961,248
	Inageya Co., Ltd.	118,000	1,099,076
	Ines Corp.	103,800	1,023,440
	I-Net Corp.	18,300	120,852
	Information Services International-Dentsu, Ltd.	57,800	700,196
	Intec, Inc.	82,128	794,062
	Inui Steamship Co., Ltd.	31,000	169,155
	ISE Chemicals Corp.	38,000	198,245
#	Iseki & Co., Ltd.	498,000	1,529,513
	Ishihara Sangyo Kaisha, Ltd.	788,500	1,818,727
	Ishii Hyoki Co., Ltd.	8,600	100,897
*	Ishii Iron Works Co., Ltd.	52,000	141,840
* #	Ishikawa Seisakusho, Ltd.	75,000	112,386
	Ishikawajima Construction Materials Co., Ltd.	18,000	57,037
	Ishikawajima Transport Machinery Co., Ltd.	30,000	93,641
	Ishizuka Glass Co., Ltd.	49,000	142,747
	Itochu Enex Co., Ltd.	189,800	1,351,607
#	Itochu Shokuh Co., Ltd.	28,800	1,251,140
	Itoki Crebio Corp.	78,000	403,651
	Iwaki & Co., Ltd.	38,000	122,095
#	Iwasaki Electric Co., Ltd.	183,000	758,104
	Iwatani International Corp.	525,000	1,416,135
* #	Iwatsu Electric Co., Ltd.	207,000	424,092
*	Izuhakone Railway Co., Ltd.	300	15,108
	Izumiya Co., Ltd.	171,000	1,227,664
* #	Izutsuya Co., Ltd.	166,000	282,959
* #	Jac Holdings Co., Ltd.	170,800	216,236
	Jaccs Co., Ltd.	207,000	1,430,288
	Jalux, Inc.	24,500	449,596
	Jamco Corp.	41,000	240,818
*	Janome Sewing Machine Co., Ltd.	259,000	366,149
#	Japan Aviation Electronics Industry, Ltd.	43,000	484,568
*	Japan Bridge Corp.	31,000	47,362
	Japan Business Computer Co., Ltd.	34,000	234,435
	Japan Carlit Co., Ltd.	28,000	181,643
#	Japan Cash Machine Co., Ltd.	62,115	1,584,789
	Japan Digital Laboratory Co., Ltd.	71,500	821,875
	Japan Foundation Engineering Co., Ltd.	62,000	370,836
	Japan Information Processing Service Co., Ltd.	31,800	199,018
#	Japan Kenzai Co., Ltd.	44,840	344,931
	Japan Maintenance Co., Ltd.	40,800	436,934
	Japan Medical Dynamic Marketing, Inc.	29,800	313,537
	Japan Oil Transportation Co., Ltd.	45,000	144,583
#	Japan Pulp and Paper Co., Ltd.	298,000	1,013,222
* #	Japan Radio Co., Ltd.	303,000	1,110,547
	Japan Servo Co., Ltd.	51,000	150,934
	Japan Steel Tower Co., Ltd.	28,000	141,455
#	Japan Steel Works, Ltd.	799,000	1,708,352
	Japan Storage Battery Co., Ltd.	529,000	1,081,285
#	Japan Transcity Corp.	113,000	480,024
	Japan Vilene Co., Ltd.	143,000	905,069
	Japan Wool Textile Co., Ltd.	189,000	1,328,293

7

	Jastec Co., Ltd.	11,600	198,165
	Jeans Mate Corp.	15,540	187,632
#	Jeol, Ltd.	152,000	938,796
	Jiec Co., Ltd.	87	89,833
	JMS Co., Ltd.	69,000	253,860
	Joban Kosan Co., Ltd.	101,000	198,502
	J-Oil Mills, Inc.	337,000	1,393,964
	Joint Corp.	36,100	900,890
#	Joshin Denki Co., Ltd.	98,000	392,403
	Jsp Corp.	62,100	774,330
	Juel Verite Ohkubo Co., Ltd	24,000	63,591
* #	Jujiya Co., Ltd.	442,000	410,393
*	Juki Corp.	247,000	878,866
*	Jyomo Co., Ltd.	48,000	124,935
	K.R.S. Corp.	25,500	404,365
	Kabuki-Za Co., Ltd.	22,000	923,750
	Kadokawa Holdings, Inc.	27,000	1,012,640
#	Kaga Electronics Co., Ltd.	56,300	1,266,035
	Kagawa Bank, Ltd.	167,350	997,142
#	Kagome Co., Ltd.	173,900	1,912,752
	Kahma Co., Ltd.	69,300	810,678
#	Kaken Pharmaceutical Co., Ltd.	213,000	1,467,475
*	Kakuei (L.) Corp.	100,000	933
*	Kamagai Gumi Co., Ltd.	87,800	250,598
	Kameda Seika Co., Ltd.	48,000	527,897
	Kamei Corp.	74,000	792,146
	Kanaden Corp.	66,000	410,159
	Kanagawa Chuo Kotsu Co., Ltd.	120,000	731,089
	Kanamoto Co., Ltd.	66,000	428,194
* #	Kanebo, Ltd.	104,200	1,445,954
*	Kanematsu Corp.	921,500	1,388,148
	Kanematsu Electronics, Ltd.	45,500	365,655
*	Kanematsu-NNK Corp.	60,000	128,484
	Kanto Auto Works, Ltd., Yokosuka	148,900	2,099,090
	Kanto Denka Kogyo Co., Ltd.	110,000	409,675
	Kanto Natural Gas Development Co., Ltd.	104,000	694,295
*	Kanto Tsukuba Bank, Ltd.	45,500	361,461
	Kasai Kogyo Co., Ltd.	59,000	227,049
	Kasei (C.I.) Co., Ltd.	58,000	246,451
	Kasumi Co., Ltd.	132,000	784,686
	Katakura Chikkarin Co., Ltd.	27,000	89,347
#	Katakura Industries Co., Ltd.	66,000	921,699
	Kato Sangyo Co., Ltd.	79,300	1,147,519
#	Kato Works Co., Ltd.	109,000	333,200
*	Katsumura Construction Co., Ltd.	48,600	74,377
	Kawada Industries, Inc.	102,000	324,617
*	Kawai Musical Instruments Manufacturing Co., Ltd.	99,000	177,928
	Kawamoto Corp.	4,000	27,448
*	Kawasaki Kasei Chemicals, Ltd.	36,000	55,558
* #	Kawashima Textile Manufacturers, Ltd.	126,000	207,563
	Kawasho Gecoss Corp.	73,100	474,961
	Kawasumi Laboratories, Inc.	35,000	257,337
	Kawatetsu Systems, Inc.	112	149,311
	Kayaba Industry Co., Ltd.	466,000	1,586,459

8

	Keihanshin Real Estate Co., Ltd.	93,000	593,052
#	Keihin Co., Ltd.	100,000	389,270
	Keiiyu Co., Ltd.	22,100	296,352
* #	Keiyo Co., Ltd.	139,900	538,492
	Kentucky Fried Chicken Japan, Ltd.	55,000	1,113,957
* #	Kenwood Corp.	626,000	1,332,975
	Key Coffee, Inc.	48,600	676,948
	Kibun Food Chemifa Co., Ltd.	62,000	1,450,238
*	Kimmon Manufacturing Co., Ltd.	41,000	83,054
* #	Kimura Chemical Plants Co., Ltd.	27,000	111,067
	Kinki Coca-Cola Bottling Co., Ltd.	138,000	1,477,652
#	Kinki Nippon Tourist Co., Ltd.	133,000	391,169
	Kinki Sharyo Co., Ltd., Nagaokakyo	122,000	383,159
*	Kinsho Corp.	21,000	78,153
#	Kinugawa Rubber Industrial Co., Ltd.	107,000	273,052
	Kioritz Corp.	113,000	326,994
	Kirindo Co., Ltd.	10,300	91,322
	Kishu Paper Co., Ltd.	160,000	347,336
#	Kisoji Co., Ltd.	52,600	842,524
	Kitagawa Iron Works Co., Ltd.	150,000	350,095
	Kita-Nippon Bank, Ltd.	15,606	799,463
	Kitano Construction Corp.	124,000	294,784
	Kitazawa Sangyo Co., Ltd.	17,500	55,379
	Kitz Corp.	268,000	1,427,953
	Kiyo Bank, Ltd.	909,000	1,869,301
	Koa Corp.	86,500	681,206
	Koatsu Gas Kogyo Co., Ltd.	112,000	517,347
	Kobayashi Yoko Co., Ltd.	16,900	323,181
	Kodensha Co., Ltd.	14,000	49,719
	Koekisha Co., Ltd.	9,600	218,297
	Kohnan Shoji Co., Ltd.	40,900	650,905
	Kohsoku Corp.	48,000	337,058
	Koike Sanso Kogyo Co., Ltd.	71,000	200,891
	Koito Industries, Ltd.	66,000	331,914
#	Kojima Co., Ltd.	74,600	1,026,308
*	Kokune Corp.	42,000	0
*	Kokusai Kogyo Co., Ltd.	60,000	218,433
	Komai Tekko, Inc.	53,000	196,493
	Komatsu Electronics Metals Co., Ltd.	59,400	576,922
	Komatsu Seiren Co., Ltd.	80,000	416,659
	Komatsu Wall Industry Co., Ltd.	20,800	369,656
	Konaka Co., Ltd.	49,300	651,741
#	Konami Sports Corp.	58,800	1,048,033
	Kondotec, Inc.	18,500	171,458
	Konishi Co., Ltd.	32,300	328,728
	Kosaido Co., Ltd.	34,000	326,165
#	Kosei Securities Co., Ltd.	173,000	396,630
#	Kubotek Corp.	230	245,918
#	Kumiai Chemical Industry Co., Ltd., Tokyo	166,000	436,741
	Kurabo Industries, Ltd.	554,000	1,449,840
	Kureha Chemical Industry Co., Ltd.	428,000	1,850,086
	Kurimoto, Ltd.	278,000	864,282
#	Kuroda Electric Co., Ltd.	65,100	1,518,996
	Kuroganeya Co., Ltd.	14,000	61,707

9

	Kurosaki Harima Corp.	165,000	485,193
	Kyoden Co., Ltd.	106,000	995,451
	Kyodo Printing Co., Ltd.	188,000	884,156
	Kyodo Shiryo Co., Ltd.	188,000	339,570
#	Kyoei Sangyo Co., Ltd.	44,000	161,407
	Kyoei Tanker Co., Ltd.	53,000	229,375
	Kyokuto Boeki Kaisha, Ltd.	36,000	113,646
	Kyokuto Kaihatsu Kogyo Co., Ltd.	55,600	677,599
	Kyokuyo Co., Ltd.	198,000	422,242
	Kyoritsu Maintenance Co., Ltd.	18,100	384,105
	Kyosan Electric Manufacturing Co., Ltd.	119,000	404,257
	Kyoto Kimono Yuzen Co., Ltd.	148	333,950
	Kyowa Electronic Instruments Co., Ltd.	30,000	103,385
	Kyowa Exeo Corp.	201,000	1,589,165
	Kyowa Leather Cloth Co., Ltd.	38,800	264,474
	Kyudenko Corp.	168,000	1,067,921
*	Kyushu-Shinwa Holdings, Inc.	702,000	1,345,703
#	Laox Co., Ltd.	109,000	336,098
#	Life Corp.	120,400	1,643,916
*	Link Consulting Associates - Japan Corp.	24,300	110,474
*	Lonseal Corp.	69,000	89,971
*	Look, Inc.	50,000	169,188
#	Macnica, Inc.	39,900	1,051,239
	Maeda Corp.	358,000	2,054,303
	Maeda Road Construction Co., Ltd.	220,000	1,818,207
	Maezawa Industries, Inc.	38,100	223,779
	Maezawa Kaisei Industries Co., Ltd.	29,400	543,591
	Maezawa Kyuso Industries Co., Ltd.	29,800	452,625
* #	Magara Construction Co., Ltd.	61,000	81,388
#	Makino Milling Machine Co., Ltd.	193,000	1,086,351
*	Mamiya-Op Co., Ltd.	58,000	178,142
	Marche Corp.	10,700	108,676
	Mars Engineering Corp.	46,700	1,503,098
	Marubeni Construction Material Lease Co., Ltd.	54,000	130,248
	Marubeni Infotec Corp.	21,000	76,684
	Marubeni Telecom Co., Ltd.	117	113,175
	Marubun Corp.	67,600	612,874
	Marudai Food Co., Ltd.	248,000	667,626
*	Maruei Department Store Co., Ltd.	72,000	260,233
	Maruetsu, Inc.	286,000	1,376,497
	Maruha Group, Inc.	477,000	1,021,124
*	Maruishi Holdings Co., Ltd.	214,000	1,996
	Marusan Securities Co., Ltd.	150,000	1,086,182
	Maruwa Co., Ltd.	17,500	345,222
	Maruwn Corp.	44,000	151,097
	Maruya Co., Ltd.	14,000	112,798
#	Maruyama Manufacturing Co., Inc.	108,000	761,022
* #	Maruzen Co., Ltd.	208,000	504,724
	Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment	30,000	190,315
	Maruzen Showa Unyu Co., Ltd.	176,000	636,314
	Maspro Denkoh Corp.	38,900	411,320
	Matsuda Sangyo Co., Ltd.	41,500	415,730
	Matsui Construction Co., Ltd.	40,000	213,877

10

* #	Matsuo Bridge Co., Ltd.	37,000	83,352
#	Matsuya Co., Ltd.	110,000	1,216,708
	Matsuya Foods Co., Ltd.	39,500	846,480
#	Matsuzakaya Co., Ltd.	386,077	2,166,180
	Max Co., Ltd.	118,000	1,358,708
	Maxvalu Tohok Co., Ltd.	18,200	161,406
	MEC Co., Ltd.	18,200	295,155
#	Megachips Corp.	50,600	541,650
	Meidensha Corp.	484,050	1,282,797
* #	Meiji Machine Co., Ltd.	90,000	132,983
	Meiji Shipping Co., Ltd.	58,000	221,505
*	Meisei Industrial Co., Ltd.	29,000	110,766
	Meito Sangyo Co., Ltd.	50,100	828,368
	Meito Transportation Co., Ltd.	22,000	198,065
#	Meiwa Estate Co., Ltd.	52,900	560,360
	Meiwa Industry Co., Ltd.	15,000	65,102
*	Meiwa Trading Co., Ltd.	55,000	141,000
	Melco Holdings, Inc.	9,000	198,010
	Mercian Corp.	304,000	775,093
	Mesco, Inc.	15,000	54,516
	Michinoku Bank, Ltd.	349,000	1,794,933
	Mikuni Coca-Cola Bottling Co., Ltd.	108,000	1,111,670
	Milbon Co., Ltd.	18,900	544,325
#	Mimasu Semiconductor Industry Co., Ltd.	49,100	739,926
	Ministop Co., Ltd.	57,600	995,927
	Mirai Group Co., Ltd.	49,000	123,763
#	Miroku Jyoho Service Co., Ltd.	31,500	147,789
*	Miroku Jyoho Service Co., Ltd.	31,500	147,789
*	Misawa Homes Holdings, Inc.	544,900	1,764,397
	Misawa Resort Co., Ltd.	113,000	494,399
	Mito Securities Co., Ltd.	135,000	627,182
	Mitsuba Corp.	89,690	732,882
* #	Mitsubishi Cable Industries, Ltd.	330,000	405,233
* #	Mitsubishi Kakoki Kaisha, Ltd.	149,000	305,077
#	Mitsubishi Paper Mills, Ltd.	641,000	1,008,182
	Mitsubishi Pencil Co., Ltd.	70,000	729,414
	Mitsubishi Plastics, Inc.	458,000	1,364,392
#	Mitsubishi Shindoh Co., Ltd.	107,000	272,715
	Mitsubishi Steel Manufacturing Co., Ltd.	253,000	435,343
	Mitsubishi Tokyo Financial Group, Inc.	0	7,667
	Mitsuboshi Belting, Ltd.	173,000	996,256
	Mitsui High-Tec, Inc.	83,100	1,043,194
#	Mitsui Home Co., Ltd.	137,000	759,041
	Mitsui Knowledge Industry Co., Ltd.	20,100	182,893
* #	Mitsui Matsushima Co., Ltd.	117,000	283,679
* #	Mitsui Mining Co., Ltd.	307,000	993,686
#	Mitsui Sugar Co., Ltd.	170,000	570,327
	Mitsui-Soko Co., Ltd.	276,000	1,037,782
	Mitsumi Electric Co., Ltd.	165,400	1,837,823
	Mitsumura Printing Co., Ltd.	60,000	435,253
	Mitsuuroko Co., Ltd.	153,000	1,030,106
	Miura Co., Ltd.	87,700	1,777,149
	Miura Printing Corp.	16,000	64,201
#	Miyaji Engineering Group	120,000	334,206

11

	Miyazaki Bank, Ltd.	324,000	1,396,875
	Miyoshi Oil & Fat Co., Ltd.	149,000	439,600
	Miyuki Keori Co., Ltd.	52,000	232,539
	Mizuno Corp.	278,000	1,325,443
	Mochida Pharmaceutical Co., Ltd.	44,000	299,070
*	Momiji Holdings, Inc.	449	1,098,873
	Mori Seiki Co., Ltd.	191,400	2,024,109
	Morinaga & Co., Ltd.	572,000	1,521,443
	Morishita Jinton Co., Ltd.	32,800	152,823
	Morita Corp.	85,000	519,716
	Moritex Corp.	15,000	121,629
	Morozoff, Ltd., Osaka	50,000	116,987
	Mory Industries, Inc.	85,000	352,739
#	Mos Food Services, Inc.	64,000	942,275
	Moshi Moshi Hotline, Inc.	11,050	1,055,941
#	MR Max Corp.	73,900	284,516
*	Mutoh Industries, Ltd.	102,000	288,792
	Mutow Co., Ltd.	38,000	190,334
	Myojo Foods Co., Ltd.	91,000	657,405
	Mystar Engineering Corp.	15,600	99,557
	Nabtesco Corp.	285,000	1,815,809
	NAC Co., Ltd.	13,000	214,230
#	Nachi-Fujikoshi Corp.	553,000	1,864,951
	Nagano Bank, Ltd.	179,000	623,449
*	Nagano Japan Radio Co., Ltd.	27,000	50,725
	Nagatanien Co., Ltd.	70,000	573,833
*	Naigai Co., Ltd.	109,000	137,877
#	Nakabayashi Co., Ltd.	112,000	344,167
	Nakamuraya Co., Ltd.	98,000	359,977
*	Nakano Corp.	49,000	130,587
	Nakayama Steel Works, Ltd.	236,000	990,967
	Nakayo Telecommunications, Inc.	36,000	232,910
	NEC Infrontia Corp.	244,000	951,088
	NEC Mobiling, Ltd.	26,400	530,621
	NEC System Integration & Construction, Ltd.	85,400	843,045
#	NEC Tokin Corp.	251,000	1,226,411
#	Neturen Co., Ltd., Tokyo	80,000	606,079
	New Japan Radio Co., Ltd.	62,000	496,084
*	New Real Property KK	43,900	0
#	Nichia Steel Works, Ltd.	88,900	458,566
	Nichias Corp.	296,000	1,185,572
	Nichiban Co., Ltd.	75,000	299,745
*	Nichiboshin, Ltd.	1,190	1,110
	Nichiha Corp.	75,080	1,103,894
	Nichimo Co., Ltd.	54,000	164,818
*	Nichimo Corp.	132,000	174,057
	Nichireki Co., Ltd.	44,000	182,197
	Nichiro Corp.	327,000	587,455
	Nidec Tosok Corp.	31,700	546,844
	Nihon Dempa Kogyo Co., Ltd.	41,400	873,719
	Nihon Eslead Corp.	24,840	635,847
	Nihon Inter Electronics Corp.	54,000	424,775
	Nihon Kagaku Sangyo Co., Ltd.	32,000	183,514
*	Nihon Kentetsu Co., Ltd.	27,000	66,951

12

	Nihon Kohden Corp.	92,000	1,164,078
#	Nihon Matai Co., Ltd.	50,000	140,255
	Nihon Nohyaku Co., Ltd.	131,000	340,451
	Nihon Parkerizing Co., Ltd.	146,000	1,441,779
	Nihon Seiko Co., Ltd.	11,000	39,465
	Nihon Shokuh Kako Co., Ltd.	40,000	134,353
*	Nihon Spindle Manufacturing Co., Ltd.	56,000	125,048
	Nihon Tokushu Toryo Co., Ltd.	44,000	277,931
	Niitaka Co., Ltd.	7,260	91,173
	Nikken Chemicals Co., Ltd.	134,000	438,402
#	Nikkiso Co., Ltd.	151,000	925,563
#	Nikko Co., Ltd., Akashi	66,000	235,488
	Nikko Travel Co., Ltd.	12,200	71,457
	Nippei Toyama Corp.	80,000	239,733
	Nippo Corp.	244,000	1,763,744
*	Nippon Avionics Co., Ltd.	40,000	137,693
#	Nippon Beet Sugar Manufacturing Co., Ltd.	314,000	766,692
*	Nippon Carbide Industries Co., Inc., Tokyo	101,000	205,830
#	Nippon Carbon Co., Ltd.	242,000	484,349
	Nippon Ceramic Co., Ltd.	43,000	623,649
#	Nippon Chemical Industrial Co., Ltd.	192,000	697,089
	Nippon Chemi-Con Corp.	287,000	1,561,431
* #	Nippon Chemiphar Co., Ltd.	70,000	329,489
	Nippon Chutetsukan KK	44,000	106,087
#	Nippon Concrete Industries Co., Ltd.	88,000	303,941
*	Nippon Conveyor Co., Ltd.	43,000	65,603
#	Nippon Denko Co., Ltd.	222,000	906,161
	Nippon Densetsu Kogyo Co., Ltd.	134,000	798,919
	Nippon Denwa Shisetu Co., Ltd.	121,000	488,205
	Nippon Felt Co., Ltd.	40,000	225,413
	Nippon Fine Chemical Co., Ltd.	40,000	211,064
#	Nippon Flour Mills Co., Ltd.	364,000	1,800,859
*	Nippon Foil Mfg., Co., Ltd.	21,000	65,498
	Nippon Formula Feed Manufacturing Co., Ltd.	100,000	184,280
#	Nippon Gas Co., Ltd.	104,000	882,455
	Nippon Hume Corp.	43,000	150,729
	Nippon Jogesuido Sekkei Co., Ltd.	175	272,507
	Nippon Kanzai Co., Ltd.	42,300	744,743
* #	Nippon Kasei Chemical Co., Ltd.	215,000	626,418
#	Nippon Kinzoku Co., Ltd.	130,000	304,633
#	Nippon Koei Co., Ltd., Tokyo	161,000	501,078
	Nippon Konpo Unyu Soko Co., Ltd.	157,000	1,792,312
* #	Nippon Koshuha Steel Co., Ltd.	266,000	390,700
#	Nippon Metal Industry Co., Ltd.	364,000	710,541
	Nippon Pigment Co., Ltd.	11,000	50,088
#	Nippon Pillar Packing Co., Ltd.	33,000	271,312
	Nippon Piston Ring Co., Ltd.	168,000	389,095
	Nippon Road Co., Ltd.	177,000	461,910
	Nippon Seiki Co., Ltd.	121,000	1,483,423
	Nippon Seisen Co., Ltd.	39,000	161,718
	Nippon Sharyo, Ltd.	292,000	790,854
	Nippon Shinyaku Co., Ltd.	155,000	1,305,746
	Nippon Signal Co., Ltd.	123,000	689,167
	Nippon Soda Co., Ltd.	314,000	1,005,806

13

	Nippon Suisan Kaisha, Ltd.	457,000	1,544,598
	Nippon Synthetic Chemical Industry Co., Ltd.	204,000	600,009
	Nippon System Development Co., Ltd.	51,400	934,550
	Nippon Systemware Co., Ltd.	20,000	148,926
#	Nippon Thompson Co., Ltd.	157,000	1,078,305
	Nippon Tungsten Co., Ltd.	44,000	125,343
	Nippon Valqua Industries, Ltd.	168,000	487,598
* #	Nippon Yakin Kogyo Co., Ltd.	179,000	936,438
#	Nippon Yusoki Co., Ltd.	49,000	186,699
#	Nishimatsu Construction Co., Ltd.	238,000	900,769
	Nishishiba Electric Co., Ltd.	28,000	61,479
	Nissei Corp.	65,700	721,684
	Nissei Plastic Industrial Co., Ltd.	35,000	284,631
*	Nisseki House Industry Co., Ltd.	260,000	0
	Nissha Printing Co., Ltd.	95,000	1,517,920
#	Nisshin Fire & Marine Insurance Co., Ltd.	398,000	1,538,663
#	Nisshin Fudosan Co., Ltd.	32,600	385,439
	Nissho Electronics Corp.	49,900	377,792
* #	Nissho Iwai-Nichmen Holdings Corp.	347,100	1,703,919
	Nissin Corp.	177,000	594,480
	Nissin Electric Co., Ltd.	223,000	716,393
	Nissin Kogyo Co., Ltd.	45,400	1,438,740
	Nissin Sugar Manufacturing Co., Ltd.	102,000	259,527
	Nissui Pharmaceutical Co., Ltd.	34,000	232,829
	Nitchitsu Co., Ltd.	14,000	35,200
	Nitta Corp.	58,800	895,202
	Nittan Valve Co., Ltd.	58,000	471,350
	Nittetsu Mining Co., Ltd.	174,000	720,254
	Nitto Boseki Co., Ltd.	560,000	1,197,805
	Nitto Electric Works, Ltd.	95,500	1,013,214
	Nitto FC Co., Ltd.	59,000	365,696
	Nitto Flour Milling Co., Ltd.	54,000	167,400
	Nitto Kohki Co., Ltd.	47,600	950,843
	Nitto Seiko Co., Ltd.	56,000	162,657
	Nitto Seimo Co., Ltd.	32,000	78,171
* #	Nittoc Construction Co., Ltd.	61,000	144,790
#	NIWS Co., Ltd.	555	841,532
*	NIWS Co., Ltd.	555	817,775
	Noda Corp.	24,100	175,081
	NOF Corp.	453,000	1,745,957
	Nohmi Bosai, Ltd.	81,000	433,287
#	Nomura Co., Ltd.	61,000	269,938
*	Nomura Co., Ltd.	61,000	273,058
	Noritake Co., Ltd.	351,000	1,575,321
#	Noritsu Koki Co., Ltd.	71,000	1,487,192
	Noritz Corp.	107,100	1,832,388
	Nosan Corp.	230,000	567,903
	Obayashi Road Corp.	65,000	172,911
	Odakyu Construction Co., Ltd.	29,000	94,602
	Odakyu Real Estate Co., Ltd.	58,000	189,532
	Oenon Holdings, Inc.	123,000	384,676
*	Ohki Corp.	73,000	0
* #	Ohmori Co., Ltd.	18,400	13,191
	Oie Sangyo Co., Ltd.	13,200	108,348

14

	Oiles Corp.	40,700	866,630
	Oita Bank, Ltd.	279,000	1,947,272
	Okabe Co., Ltd.	29,000	185,932
#	Okamoto Industries, Inc.	258,000	894,154
*	Okamoto Machine Tool Works, Ltd.	75,000	236,236
	Okamura Corp.	207,000	1,615,376
	Okaya Electric Industries Co., Ltd.	32,000	139,312
#	Oki Electric Cable Co., Ltd.	76,000	409,356
	Okinawa Electric Power Co., Ltd.	33,810	1,508,423
*	OKK Corp.	138,000	303,935
	Okuma and Howa Machinery, Ltd.	69,000	215,283
	Okuma Corp.	303,000	1,551,723
#	Okura Industrial Co., Ltd.	130,000	876,296
	Okuwa Co., Ltd.	90,000	981,448
	Olympic Corp.	48,200	556,428
#	O-M, Ltd.	46,000	127,267
*	Omikenshi Co., Ltd.	78,000	87,202
	Ono Sokki Co., Ltd.	53,000	364,157
	Onoken Co., Ltd.	42,000	653,000
	Organo Corp.	113,000	538,679
*	Orient Watch Co., Ltd.	12,000	4,588
	Oriental Construction Co., Ltd.	51,900	266,937
	Oriental Yeast Co., Ltd.	61,000	458,477
	Origin Electric Co., Ltd.	54,000	361,047
	Original Engineering Consultants Co., Ltd.	9,000	43,601
	Osaka Securities Finance Co., Ltd.	54,000	211,194
	Osaka Steel Co., Ltd.	93,600	1,279,460
	Osaki Electric Co., Ltd.	72,000	423,840
	Oyo Corp.	62,000	681,245
	P.S. Mitsubishi Construction Co., Ltd.	58,300	250,006
	Pacific Industrial Co., Ltd.	99,000	495,771
#	Pacific Metals Co., Ltd.	415,000	2,024,271
	Paramount Bed Co., Ltd.	69,200	1,836,257
	Parco Co., Ltd.	156,000	1,046,992
*	Pasco Corp.	135,500	363,124
#	Patlite Corp.	16,540	402,316
	PCA Corp.	12,000	263,794
* #	Penta-Ocean Construction Co., Ltd.	887,000	1,650,745
#	Pentax Corp.	257,000	1,025,194
	Petrolub International Co., Ltd.	52,900	281,358
	PIA Corp.	13,200	294,590
	Pigeon Corp.	46,900	723,286
	Pilot Corp.	83	322,529
	Piolax, Inc.	23,500	521,633
	Pocket Card Co., Ltd.	41,000	762,806
	Pokka Corp.	72,000	395,792
	Poplar Co., Ltd.	13,560	179,453
	Posful Corp.	36,900	212,665
	Press Kogyo Co., Ltd.	237,000	886,482
*	Prima Meat Packers, Ltd.	460,000	702,393
	Pulstec Industrial Co., Ltd.	21,200	114,642
#	Q’Sai Co., Ltd.	70,100	635,555
	Raito Kogyo Co., Ltd.	110,600	477,140
	Rasa Industries, Ltd.	119,000	383,018

15

*	Renown D’urban Holdings, Inc.	72,800	667,458
#	Resorttrust, Inc.	64,700	1,832,475
	Rheon Automatic Machinery Co., Ltd.	40,000	141,933
	Rhythm Watch Co., Ltd.	344,000	762,568
	Ricoh Elemex Corp.	35,000	243,329
	Ricoh Leasing Co., Ltd.	67,700	1,762,533
	Right On Co., Ltd.	50,300	1,907,442
	Rikei Corp.	22,500	76,511
	Riken Corp.	234,000	1,143,878
	Riken Electric Wire Co., Ltd.	20,000	39,317
	Riken Keiki Co., Ltd.	48,000	333,198
	Riken Technos Corp.	143,000	628,484
	Riken Vitamin Co., Ltd.	49,900	1,380,964
	Ringer Hut Co., Ltd.	38,300	428,093
	Rion Co., Ltd.	5,000	25,663
	Rock Field Co., Ltd.	25,300	424,337
#	Rohto Pharmaceutical Co., Ltd.	119,000	1,441,336
	Roland Corp.	56,400	1,055,781
#	Roland DG Corp.	17,600	470,360
*	Roland DG Corp.	17,600	464,497
	Royal Co., Ltd.	88,000	1,074,366
	Ryobi, Ltd.	368,000	1,668,845
	Ryoden Trading Co., Ltd.	94,000	634,331
	Ryosan Co., Ltd.	73,700	1,928,729
	Ryoyo Electro Corp.	64,800	938,652
	S Foods, Inc.	60,000	442,802
* #	S Science Co., Ltd.	285,000	58,424
#	S.T. Chemical Co., Ltd.	60,000	833,206
* #	Saeki Kensetsu Kogyo Co., Ltd.	71,000	127,709
#	Sagami Chain Co., Ltd.	44,000	395,608
	Sagami Co., Ltd.	66,000	266,615
	Sagami Rubber Industries Co., Ltd.	15,000	49,621
#	Saibu Gas Co., Ltd.	843,000	1,807,097
*	Sailor Pen Co., Ltd.	74,000	206,710
#	Saizeriya Co., Ltd.	107,500	1,552,736
	Sakai Chemical Industry Co., Ltd.	230,000	1,060,827
	Sakai Heavy Industries, Ltd.	60,000	178,790
	Sakai Ovex Co., Ltd.	124,000	292,166
	Sakata Inx Corp.	136,000	725,622
	Sakata Seed Corp.	107,900	1,457,825
*	Sakurada Co., Ltd.	38,000	70,088
	Sala Corp.	67,500	356,083
	San-Ai Oil Co., Ltd.	155,000	726,043
#	Sanden Corp.	323,000	1,615,583
	Sanix, Inc.	73,400	494,766
	Sankei Building Co., Ltd.	102,000	702,678
	Sanki Engineering Co., Ltd.	172,000	1,342,247
	Sanko Co., Ltd.	12,000	94,489
	Sanko Metal Industrial Co., Ltd., Tokyo	54,000	120,634
	Sankyo Seiko Co., Ltd.	112,000	489,158
#	Sankyu, Inc., Tokyo	567,000	2,109,806
	Sanoh Industrial Co., Ltd.	70,000	503,272
* #	Sanrio Co., Ltd.	162,200	1,525,163
	Sanritsu Corp.	5,400	46,353

16

	Sanshin Electronics Co., Ltd.	67,000	572,884
	Sanyo Chemical Industries, Ltd.	249,000	1,925,010
	Sanyo Denki Co., Ltd.	118,000	623,460
	Sanyo Electric Credit Co., Ltd.	67,300	1,549,640
	Sanyo Engineering & Construction, Inc.	34,000	215,768
	Sanyo Industries, Ltd., Tokyo	48,000	148,475
#	Sanyo Shokai, Ltd.	284,000	1,632,703
#	Sanyo Special Steel Co., Ltd.	362,000	946,054
* #	Sasebo Heavy Industries Co., Ltd., Tokyo	315,000	586,038
*	Sata Construction Co., Ltd., Gumma	61,000	78,416
#	Sato Corp.	71,600	1,800,807
	Sato Shoji Corp.	42,000	339,107
	Satori Electric Co., Ltd.	33,380	476,679
	Sawafugji Electric Co., Ltd.	31,000	86,086
	Secom Joshinetsu Co., Ltd.	24,800	583,734
	Secom Techno Service Co., Ltd.	26,500	978,314
	Seibu Electric Industry Co., Ltd.	31,000	173,750
#	Seijo Corp.	17,400	303,898
	Seika Corp.	145,000	344,208
*	Seikitokyu Kogyo Co., Ltd.	86,000	122,429
	Seiko Corp.	227,407	1,256,884
#	Seiren Co., Ltd.	128,000	1,069,600
	Sekisui Jushi Co., Ltd.	97,000	641,187
	Sekisui Plastics Co., Ltd.	221,000	843,334
	Sekonic Corp.	17,000	42,773
	Senko Co., Ltd.	226,000	881,282
	Senshu Electric Co., Ltd.	15,300	270,610
	Senshukai Co., Ltd.	95,000	823,484
	Shaddy Co., Ltd.	38,800	401,319
#	Shibaura Mechatronics Corp.	96,000	866,304
	Shibusawa Warehouse Co., Ltd.	140,000	455,028
	Shibuya Kogyo Co., Ltd.	54,000	472,626
*	Shikibo, Ltd.	155,000	211,973
	Shikoku Chemicals Corp.	106,000	438,508
	Shikoku Coca-Cola Bottling Co., Ltd.	48,500	677,686
	Shimizu Bank, Ltd.	21,100	1,129,725
	Shin Nippon Air Technologies Co., Ltd.	41,480	336,967
	Shinagawa Refractories Co., Ltd.	131,000	451,035
#	Shindengen Electric Manufacturing Co., Ltd.	148,000	504,464
	Shin-Etsu Polymer Co., Ltd.	188,000	1,394,394
	Shinkawa, Ltd.	39,900	842,922
	Shin-Keisei Electric Railway Co., Ltd.	97,000	354,294
	Shinki Co., Ltd.	158,100	1,401,989
#	Shinko Electric Co., Ltd.	284,000	781,772
	Shinko Plantech Co., Ltd.	56,000	136,487
	Shinko Shoji Co., Ltd.	36,000	326,120
	Shin-Kobe Electric Machinery Co., Ltd.	97,000	456,876
	Shinmaywa Industries, Ltd.	238,000	1,099,720
	Shinsho Corp.	139,000	364,979
#	Shinwa Kaiun Kaisha, Ltd.	326,000	1,060,780
#	Shinyei Kaisha	54,000	209,159
*	Shiraishi Corp.	25,000	47,795
	Shiroki Co., Ltd.	179,000	491,681
	Shizuki Electric Co., Inc.	47,000	148,275

17

	Shizuokagas Co., Ltd.	137,000	670,697
*	Sho-Bond Corp.	54,900	537,540
	Shobunsha Publications, Inc.	35,200	473,237
#	Shochiku Co., Ltd.	215,000	1,504,582
	Shoei Co., Ltd.	28,800	506,372
	Shoei Foods Corp.	35,000	259,236
#	Shoko Co., Ltd.	183,000	332,267
	Shokusan Bank, Ltd.	98,000	347,317
	Showa Aircraft Industry Co., Ltd.	67,000	624,263
	Showa Corp.	39,500	556,754
#	Showa Electric Wire & Cable Co., Ltd., Kawasaki	424,000	584,055
	Showa Highpolymer Co., Ltd.	86,000	278,726
	Showa Mining Co., Ltd.	66,000	248,884
	Showa Sangyo Co., Ltd.	398,000	1,123,306
	Showa Tansan Co., Ltd.	31,000	111,258
#	Siix Corp.	18,000	242,881
	Silver Ox Inc.	30,000	75,464
* #	Silver Seiko, Ltd.	228,000	91,356
	Simree Co., Ltd.	11,700	52,416
	Sinanen Co., Ltd.	160,000	861,618
	Sintokogio, Ltd., Nagoya	116,000	840,245
	SK Japan Co., Ltd.	8,250	65,902
	SMK Corp.	157,000	742,759
* #	Snow Brand Milk Products Co., Ltd.	501,000	1,653,580
	Snow Brand Seed Co., Ltd.	30,000	153,734
	SNT Corp.	40,300	199,565
	Soda Nikka Co., Ltd.	35,000	118,266
	Sodick Co., Ltd.	97,000	864,328
	Sofmap Co., Ltd.	9,300	43,274
#	Software Research Associates, Inc.	15,100	381,828
	Sogo Medical Co., Ltd.	8,800	152,059
	Sokkisha Co., Ltd.	40,000	129,491
	Somar Corp.	22,000	81,557
	Sonton Food Industry Co., Ltd.	33,000	381,893
	Sorun Corp.	51,000	329,604
#	Sotetsu Rosen Co., Ltd.	44,000	250,098
	Sotoh Co., Ltd.	12,000	206,854
	Space Co., Ltd.	29,180	375,912
* #	SPC Electronics Corp.	29,000	124,207
	SPK Corp.	7,800	117,179
	SS Pharmaceutical Co., Ltd., Tokyo	276,000	1,947,137
	Star Micronics Co., Ltd.	112,000	1,025,992
	Starzen Corp.	169,000	509,656
#	Stella Chemifa Corp.	23,900	534,433
	Subaru Enterprise Co., Ltd.	36,000	133,710
#	Sugi Pharmacy Co., Ltd.	48,100	1,251,069
	Sugimoto & Co., Ltd.	13,500	218,975
#	Sumida Corp.	38,549	937,049
	Suminoe Textile Co., Ltd.	122,000	286,256
* #	Sumitomo Coal Mining Co., Ltd.	281,500	414,833
	Sumitomo Densetsu Co., Ltd.	69,800	328,802
#	Sumitomo Light Metal Industries, Ltd.	635,000	1,116,692
* #	Sumitomo Mitsui Construction Co., Ltd.	413,600	427,279
	Sumitomo Pipe & Tube Co., Ltd.	52,000	238,330

18

	Sumitomo Precision Products Co., Ltd., Amagasaki City	84,000	343,946
	Sumitomo Seika Chemicals Co., Ltd.	125,000	372,376
#	Sumitomo Titanium Corp.	17,500	1,374,516
#	Sumitomo Warehouse Co., Ltd.	292,000	1,753,943
	Sun Wave Corp.	96,000	379,800
	Sundrug Co., Ltd.	6,400	220,548
	SunTelephone Co., Ltd.	67,000	486,827
#	Suruga Corp.	19,300	503,554
*	Suzutan Co., Ltd.	13,200	91,683
*	SXL Corp.	129,000	223,053
#	T.Hasegawa Co., Ltd.	89,400	1,610,050
	Tabai Espec Corp.	41,000	433,394
#	Tachihi Enterprise Co., Ltd.	29,550	1,311,008
	Tachikawa Corp.	32,300	219,605
	Tachi-S Co., Ltd.	71,240	787,073
	Tadano, Ltd.	286,000	1,448,911
	Taihei Dengyo Kaisha, Ltd.	84,000	543,735
*	Taihei Kogyo Co., Ltd.	151,000	555,215
*	Taiheiyo Kouhatsu, Inc.	90,000	165,706
	Taiho Kogyo Co., Ltd.	50,400	560,294
	Taikisha, Ltd.	97,000	1,343,845
	Taisei Lamick Co., Ltd.	11,300	279,055
	Taisei Rotec Corp.	140,000	324,532
	Taito Co., Ltd.	97,000	334,025
	Taito Corp.	713	909,400
	Takada Kiko Co., Ltd.	31,000	207,348
	Takagi Securities Co., Ltd.	94,000	322,353
#	Takamatsu Corp.	41,000	1,751,017
	Takano Co., Ltd.	28,700	427,765
	Takaoka Electric Manufacturing Co., Ltd., Tokyo	194,000	407,920
*	Taka-Q Co., Ltd.	34,500	94,767
* #	Takara Co., Ltd.	224,000	1,067,949
	Takara Printing Co., Ltd.	17,050	152,399
	Takara Standard Co., Ltd.	46,000	292,498
*	Takarabune Corp.	26,000	242
	Takasago International Corp.	220,000	1,134,485
	Takasago Thermal Engineering Co., Ltd.	189,000	1,355,565
	Takashima & Co., Ltd.	60,000	177,027
	Takigami Steel Construction Co., Ltd.	50,000	414,996
	Takiron Co., Ltd.	147,000	718,656
#	Takuma Co., Ltd.	195,000	1,620,143
	Tamura Corp.	139,000	559,004
	Tamura Taiko Holdings, Inc.	131,000	809,263
	Tanseisha Co., Ltd.	26,000	109,965
#	Tasaki Shinju Co., Ltd.	70,000	326,372
	Tateho Chemical Industries Co., Ltd.	26,500	113,402
	Tatsuta Electric Wire & Cable Co., Ltd.	137,000	329,114
	Taya Co., Ltd.	5,000	41,424
	Tayca Corp.	96,000	299,221
* #	TC Properties Co., Ltd.	579,000	0
#	TCM Corp.	176,000	479,919
*	TDF Corp.	11,000	47,451
* #	Teac Corp.	113,000	199,441
	Techno Ryowa, Ltd.	32,200	221,489

19

	Tecmo, Ltd.	46,600	449,472
#	Teikoku Hormone Manufacturing Co., Ltd.	44,000	446,804
#	Teikoku Piston Ring Co., Ltd.	70,000	793,040
	Teikoku Sen-I Co., Ltd.	39,000	188,899
	Teikoku Tsushin Kogyo Co., Ltd.	89,000	378,876
	Tekken Corp.	289,000	557,190
#	Ten Allied Co., Ltd.	37,000	144,696
	Tenma Corp.	71,100	1,441,404
	Teraoka Seisakusho Co., Ltd.	37,000	348,488
	Tetra Co., Ltd., Tokyo	64,000	256,225
	The Daito Bank, Ltd.	232,000	465,780
	The Nisshin Oillio Group, Ltd.	346,000	1,927,218
	Three F Co., Ltd.	12,200	106,362
	Tigers Polymer Corp.	27,000	179,987
*	Titan Kogyo KK	36,000	83,916
	TKC Corp.	62,500	1,047,794
	Toa Corp.	392,000	1,030,786
#	Toa Doro Kogyo Co., Ltd.	92,000	474,343
	Toa Oil Co., Ltd.	181,000	338,953
*	Toabo Corp.	73,000	84,169
	Toagosei Co., Ltd.	544,719	2,000,798
*	Tobu Store Co., Ltd.	71,000	168,601
	TOC Co., Ltd.	139,000	1,238,558
#	Tocalo Co., Ltd.	14,000	301,168
*	Tocalo Co., Ltd.	14,000	297,025
	Tochigi Bank, Ltd.	240,000	1,542,507
*	Tochigi Fuji Industrial Co., Ltd.	51,000	151,442
#	Toda Kogyo Corp.	84,000	398,076
	Todentu Corp.	57,000	181,932
	Toei Co., Ltd.	327,000	1,935,712
	Toenec Corp.	198,000	977,206
	Tohcello Co., Ltd.	67,000	398,125
	Toho Bank, Ltd.	340,000	1,483,765
	Toho Co., Ltd.	51,000	394,431
* #	Toho Rayon Co., Ltd.	294,000	957,480
	Toho Real Estate Co., Ltd.	98,000	493,398
	Toho Titanium Co., Ltd.	61,000	1,867,406
#	Toho Zinc Co., Ltd.	277,000	809,922
#	Tohoku Bank, Ltd.	117,000	394,653
	Tohoku Misawa Homes Co., Ltd.	24,000	75,815
#	Tohoku Pioneer Corp.	38,000	662,490
	Tohoku Telecommunications Construction Co., Ltd.	42,000	337,576
*	Tohpe Corp.	36,000	67,112
#	Tohto Suisan Co., Ltd.	54,000	192,690
	Tokai Carbon Co., Ltd.	435,000	1,834,938
	Tokai Corp.	163,000	812,380
*	Tokai Kanko Co., Ltd.	333,000	136,499
	Tokai Konetsu Kogyo Co., Ltd.	15,000	64,913
*	Tokai Lease Co., Ltd.	18,000	53,174
#	Tokai Pulp & Paper Co., Ltd.	121,000	440,882
	Tokai Senko KK, Nagoya	47,000	121,215
	Tokai Tokyo Securities Co., Ltd.	554,250	1,823,190
	Tokimec, Inc.	152,000	316,999
	Toko Electric Corp.	72,000	362,312

20

	Toko, Inc.	195,000	558,697
	Tokushima Bank, Ltd.	159,200	1,461,463
#	Tokushu Paper Manufacturing Co., Ltd.	94,000	498,351
	Tokyo Biso Kogyo Corp.	19,000	192,807
#	Tokyo Denpa Co., Ltd.	11,000	153,885
	Tokyo Dome Corp.	314,000	1,881,021
	Tokyo Electron Device, Ltd.	171	460,819
	Tokyo Energy & Systems, Inc.	77,000	443,254
	Tokyo Kikai Seisakusho, Ltd.	172,000	520,724
	Tokyo Leasing Co., Ltd.	130,200	1,562,244
	Tokyo Nissan Auto Sales Co., Ltd.	97,000	309,643
	Tokyo Rakutenchi Co., Ltd.	126,000	551,595
	Tokyo Rope Manufacturing Co., Ltd.	337,000	671,055
	Tokyo Sangyo Co., Ltd.	36,500	137,337
	Tokyo Soir Co., Ltd.	34,000	134,750
#	Tokyo Tekko Co., Ltd.	85,000	317,359
#	Tokyo Theatres Co., Inc., Tokyo	116,000	293,974
	Tokyo Tomin Bank, Ltd.	80,500	2,147,249
#	Tokyotokeiba Co., Ltd.	577,000	1,680,993
	Tokyu Community Corp.	26,800	473,379
#	Tokyu Livable Inc.	31,700	1,092,271
	Tokyu Recreation Corp.	63,000	361,940
	Tokyu Store Chain Corp.	175,000	860,186
	Toli Corp.	106,000	310,086
	Tomato Bank, Ltd.	220,000	596,128
	Tomen Electronics Corp.	16,800	416,996
*	Tomen Electronics Corp.	16,800	404,215
#	Tomoe Corp.	65,000	282,720
	Tomoegawa Paper Co., Ltd.	55,000	193,206
	Tomoku Co., Ltd.	177,000	491,319
#	Tomy Co., Ltd.	42,000	740,883
	Tonami Transportation Co., Ltd.	185,000	631,236
	Topcon Corp.	93,000	1,609,573
	Topre Corp.	107,000	869,776
	Topy Industries, Ltd.	456,000	1,779,940
	Torigoe Co., Ltd.	48,000	290,941
	Torii Pharmaceutical Co., Ltd.	63,900	1,477,390
#	Torishima Pump Manufacturing Co., Ltd., Osaka	47,000	330,482
	Tose Co., Ltd.	12,200	164,440
* #	Toshiba Ceramics Co., Ltd.	350,000	1,074,170
	Toshiba Machine Co., Ltd.	366,000	1,970,621
	Toshiba Plant Kensetsu Co., Ltd.	203,000	1,093,875
	Tosho Printing Co., Ltd.	156,000	602,360
	Totenko Co., Ltd.	35,000	111,891
	Totetsu Kogyo Co., Ltd.	53,000	240,667
* #	Totoku Electric Co., Ltd., Tokyo	62,000	137,250
	Tottori Bank, Ltd.	182,000	630,359
	Touei Housing Corp.	60,740	1,498,414
	Toukei Computer Co., Ltd.	14,710	189,216
	Towa Bank, Ltd.	485,000	1,241,388
	Towa Corp.	33,000	236,985
	Towa Meccs Corp.	75,000	83,791
*	Towa Real Estate Development Co., Ltd.	112,000	395,698
* #	Toyama Chemicals Co., Ltd.	395,000	1,559,049

21

	Toyo Bussan Co., Ltd.	30,600	326,902
*	Toyo Communication Equipment Co., Ltd.	108,000	595,271
* #	Toyo Construction Co., Ltd.	541,000	669,472
#	Toyo Corp.	65,100	803,179
#	Toyo Electric Co., Ltd.	91,000	403,777
#	Toyo Engineering Corp.	473,000	1,483,850
*	Toyo Kanetsu KK	261,000	454,111
	Toyo Kohan Co., Ltd.	199,000	889,423
#	Toyo Radiator Co., Ltd.	146,000	632,238
	Toyo Securities Co., Ltd.	153,000	681,303
* #	Toyo Shutter Co., Ltd.	77,000	121,048
*	Toyo Sugar Refining Co., Ltd.	60,000	110,524
	Toyo Tire & Rubber Co., Ltd.	445,000	1,487,621
	Toyo Wharf & Warehouse Co., Ltd.	150,000	346,606
#	Trans Cosmos, Inc.	53,800	2,021,821
	Trusco Nakayama Corp.	75,500	1,337,224
	Tsubaki Nakashima Co., Ltd.	101,500	1,279,608
	Tsubakimoto Chain Co.	411,000	1,879,293
	Tsubakimoto Kogyo Co., Ltd.	44,000	158,833
	Tsudakoma Corp.	124,000	394,469
	Tsugami Corp.	188,000	780,544
	Tsukamoto Co., Ltd.	44,000	92,956
	Tsukishima Kikai Co., Ltd.	102,000	906,654
	Tsurumi Manufacturing Co., Ltd.	53,000	463,040
	Tsutsumi Jewelry Co., Ltd.	44,400	1,357,970
	Tsutsunaka Plastic Industry Co., Ltd.	92,000	482,466
	Tsuzuki Denki Co., Ltd.	36,000	144,199
	Tsuzuki Densan Co., Ltd.	14,200	85,711
	TYK Corp.	67,000	198,781
	U.Store Co., Ltd.	55,600	498,616
	Ube Material Industries, Ltd.	144,000	379,622
	Uchida Yoko Co., Ltd.	101,000	488,884
	Ueki Corp.	47,000	133,609
#	Unicafe, Inc.	10,360	156,440
	Unimat Offisco Corp.	37,500	454,316
	Union Tool Co.	48,500	1,508,630
* #	Unitika, Ltd.	1,067,000	1,240,558
	U-Shin, Ltd.	40,000	340,355
	Utoc Corp.	68,000	211,239
#	Valor Co., Ltd.	40,000	1,030,590
	Vital-Net, Inc.	85,600	637,428
	Wakachiku Construction Co., Ltd.	251,000	619,422
	Wakamoto Pharmaceutical Co., Ltd.	48,000	162,647
	Wakodo Co., Ltd.	4,600	144,882
*	Wakodo Co., Ltd.	4,600	143,710
#	Warabeya Nichiyo Co., Ltd.	28,560	551,111
	Watabe Wedding Corp.	18,900	369,521
	Watami Food Service Co., Ltd.	82,100	711,663
	Weathernews, Inc.	15,800	125,015
*	Wondertable, Ltd.	8,000	11,040
	Wood One Co., Ltd.	107,000	915,617
	Xebio Co., Ltd.	21,100	574,271
	XNET Corp.	57	156,246
	Yahagi Construction Co., Ltd.	75,000	301,113

22

	Yaizu Suisankagaku Industry Co., Ltd.	27,500	320,142
	Yamagata Bank, Ltd.	365,000	1,887,202
	Yamaichi Electronics Co., Ltd.	34,000	413,748
	Yamamura Glass Co., Ltd.	250,000	665,534
	Yamatake Corp.	153,700	1,872,951
*	Yamatane Corp.	175,000	351,649
#	Yamato Corp.	50,000	247,330
	Yamato International, Inc.	43,000	278,806
	Yamato Kogyo Co., Ltd.	118,000	1,430,171
	Yamaura Corp.	19,000	54,936
	Yamazen Co., Ltd.	160,000	536,238
	Yaoko Co., Ltd.	46,100	975,062
#	Yaskawa Information Systems Corp.	11,700	61,766
	Yasuda Warehouse Co., Ltd.	61,000	479,195
*	Yasukawa Information Systems Corp.	11,700	61,430
	Ye Data, Inc.	25,000	79,017
	Yellow Hat, Ltd., Tokyo	49,200	488,636
	Yodogawa Steel Works, Ltd.	338,000	1,976,699
	Yokogawa Bridge Corp.	85,400	637,026
#	Yokohama Reito Co., Ltd.	92,000	717,745
	Yokowo Co., Ltd.	38,000	417,016
	Yomeishu Seizo Co., Ltd.	60,000	485,872
	Yomiuri Land Co., Ltd.	157,000	1,068,504
	Yondenko Corp.	80,800	485,301
	Yonekyu Corp.	58,000	657,297
	Yonex Co., Ltd.	41,000	490,118
	Yorozu Corp.	34,100	338,230
	Yoshimoto Kogyo Co., Ltd.	79,000	1,184,667
	Yuasa Funashoku Co., Ltd.	69,000	176,892
* #	Yuasa Trading Co., Ltd.	376,000	657,192
	Yuken Kogyo Co., Ltd.	83,000	272,244
	Yuki Gosei Kogyo Co., Ltd.	31,000	119,528
#	Yukiguni Maitake Co., Ltd.	60,580	319,958
	Yuraku Real Estate Co., Ltd.	116,000	492,203
	Yurtec Corp.	161,000	960,260
#	Yushin Precision Equipment Co., Ltd.	25,740	437,866
	Yushiro Chemical Industry Co., Ltd.	28,000	540,344
*	Z- Plus Holdings Co., Ltd.	52,000	150,301
	Zenrin Co., Ltd.	70,500	1,040,410
#	Zensho Co., Ltd.	26,700	471,661
*	Zensho Co., Ltd.	26,700	471,661
#	Zeria Pharmacetical Co., Ltd.	89,000	928,366
	Zuken, Inc.	51,100	498,472
TOTAL COMMON STOCKS
(Cost $713,275,499)			$761,699,772

INVESTMENT IN CURRENCY — (0.0%)
*	Japanese Yen		658,670
(Cost $658,290)

RIGHTS/WARRANTS — (0.0%)
*	Kanematsu Corp. Warrants 03/31/06	20,125	0
(Cost $0)

23

TOTAL — JAPAN
(Cost $713,933,789)	$762,358,442

	Face
	Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (22.5%)

Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities USA 2.70%, 04/01/05 (Collateralized by $372,593,263 U.S. Treasury Strips, maturities ranging from 05/15/09 to 08/15/20, valued at $220,705,464) to be repurchased at $216,720,297 (Cost $216,704,211)	$216,704	216,704,211

Repurchase Agreement, PNC Capital Markets, Inc. 2.61%, 04/01/05 (Collateralized by $4,193,000 FNMA Notes 2.95%, 11/14/07, valued at $4,219,206) to be repurchased at $4,156,301 (Cost $4,156,000)	4,156	4,156,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $220,860,211)		$220,860,211

TOTAL INVESTMENTS — (100.0%)
(Cost $934,794,000) ††		$983,218,653

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $938,062,937.

24

THE PACIFIC RIM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

		Shares	Value†

AUSTRALIA — (42.2%)
COMMON STOCKS — (42.0%)
	A.I., Ltd.	129,195	$17,930
	A.P. Eagers, Ltd.	26,648	149,211
	AAV, Ltd.	192,653	199,449
#	ABB Grain, Ltd.	363,642	1,869,992
	ABC Learning Centres, Ltd.	353,727	1,520,401
*	Acclaim Exploration NL	435,905	15,512
*	Adacel Technologies, Ltd.	113,249	28,851
	ADCorp Australia, Ltd.	123,389	107,717
	Adelaide Bank, Ltd.	246,993	2,097,857
	Adelaide Brighton, Ltd.	1,298,252	1,692,567
#	Adsteam Marine, Ltd.	650,985	904,736
	Adtrans Group, Ltd.	32,047	90,316
*	Agenix, Ltd.	267,186	83,675
*	AGT Biosciences, Ltd.	261,684	103,002
*	Ainsworth Game Techology, Ltd.	314,923	163,000
	AJ Lucas Group, Ltd.	85,235	121,607
	Alesco Corp., Ltd.	165,164	1,033,595
*	Alkane Exploration, Ltd.	185,165	28,605
*	Allegiance Mining NL	301,699	26,837
*	Altium, Ltd.	162,100	36,302
	Amalgamated Holdings, Ltd.	320,951	1,039,687
	Amcom Telecommunications, Ltd.	596,711	92,128
*	Amity Oil NL	372,573	155,284
*	Amrad Corp., Ltd.	211,023	68,433
*	Anadis, Ltd.	136,900	51,283
*	Anateus Energy, Ltd.	193,687	13,911
	Ansell, Ltd.	19,924	151,408
	ARB Corporation, Ltd.	151,288	449,709
*	Arc Energy NL	459,772	632,609
	Ariadne Australia, Ltd.	277,334	77,041
#	Arrow Pharmaceuticals, Ltd.	157,495	1,460,357
	Aspen Group, Ltd.	20,071	3,254
*	Atlas Pacific, Ltd.	82,585	14,702
#	AuIron Energy, Ltd.	120,878	308,177
	Ausdrill, Ltd.	172,389	89,137
	Ausmelt, Ltd.	36,118	8,003
	Auspine, Ltd.	115,651	328,477
*	Austal, Ltd.	444,288	634,431
*	Austar United Communications, Ltd.	2,931,645	1,923,656
#	Austereo Group, Ltd.	1,008,940	1,324,538
	Austin Group, Ltd.	70,265	52,653
# *	Austral Coal, Ltd.	468,114	462,996
	Australian Agricultural Co., Ltd.	465,060	624,749

1

*	Australian Magnesium Corp., Ltd.	332,383	4,113
	Australian Pharmaceutical Industries, Ltd.	669,829	1,480,430
	Australian Pipeline Trust	726,465	2,103,870
# *	Australian Worldwide Exploration, Ltd.	719,913	979,404
	Auto Group, Ltd.	41,309	22,332
#	Autron Corporation, Ltd.	989,247	125,765
	AV Jennings Homes, Ltd.	496,066	505,778
	Avatar Industries, Ltd.	195,019	146,056
*	Avexa, Ltd.	67,761	10,728
*	Ballarat Goldfields NL	1,665,281	264,074
#	Bank of Queensland, Ltd.	256,797	2,036,934
	Baxter Group, Ltd.	89,652	388,219
	BayCorp Advantage, Ltd.	538,318	1,245,798
	Beach Petroleum NL	1,920,078	979,925
	Beaconsfield Gold NL	89,078	25,794
	Bendigo Bank, Ltd.	331,904	2,435,205
*	Bendigo Mining NL	651,655	604,771
*	Betcorp, Ltd.	273,622	46,434
*	Beyond International, Ltd.	61,256	18,450
*	Biota Holdings, Ltd.	265,336	92,118
	Blackmores, Ltd.	37,565	394,829
*	Blina Diamonds, Ltd.	13,703	3,122
*	Bolnisi Gold NL	484,156	209,558
*	Boulder Group NL	717,587	144,176
*	BQT Solutions, Ltd.	179,898	29,164
	Brazin, Ltd.	273,219	468,519
	Bridgestone Australia, Ltd.	66,100	154,508
*	Broadcast Services Australia, Ltd.	337,438	76,856
*	Buka Mineral, Ltd.	210,323	38,992
	Cabcharge Austalia, Ltd.	267,963	973,500
	Campbell Brothers, Ltd.	92,785	674,575
	Candle Australia, Ltd.	69,486	115,415
*	Cape Range Wireless, Ltd.	3,581,304	127,412
*	Capral Aluminium, Ltd.	230,306	343,085
*	Carpenter Pacific Resources, Ltd.	225,546	51,027
	CDS Technologies, Ltd.	61,294	118,314
	Cedar Woods Properties, Ltd.	77,414	143,589
*	Cellestis, Ltd.	220,327	513,652
	Cellnet Telecommunications Group, Ltd.	91,100	109,056
*	Centamin Egypt, Ltd.	996,437	256,901
#	Centennial Coal, Ltd.	464,685	1,711,711
	Central Equity, Ltd.	183,928	322,554
*	Charters Towers Gold Mines, Ltd.	727,142	70,316
# *	Chemeq, Ltd.	166,742	185,336
	Chiquita Brands South Pacific, Ltd.	341,774	224,598
	Circadian Technologies, Ltd.	64,591	76,462
	Citect Corp., Ltd.	109,822	94,999
*	Climax Mining, Ltd.	870,299	90,344
# *	Clough, Ltd.	1,236,465	524,927
	Clover Corp., Ltd.	269,348	39,552
*	Cluff Resources Pacific NL	911,746	14,795
	CMI, Ltd.	81,810	108,668
*	CO2 Group, Ltd.	280,693	82,262
#	Coates Hire, Ltd.	541,350	1,943,254

2

	Cochlear, Ltd.	124,836	3,162,976
	Coffey International, Ltd.	106,865	181,486
	Collection House, Ltd.	224,054	247,586
	Colorado Group, Ltd.	234,599	1,068,678
	Commander Communications, Ltd.	449,380	797,978
#	Consolidated Minerals, Ltd.	436,304	1,247,446
*	Coplex Resources NL	231,400	16,084
#	Corporate Express Australia, Ltd.	449,830	2,216,685
	Count Financial, Ltd.	552,306	533,125
	Coventry Group, Ltd.	84,583	411,685
*	CPI, Ltd.	68,585	45,551
#	Crane Group, Ltd.	137,462	891,961
	Croesus Mining NL	798,235	289,779
*	Crown Diamonds NL	521,549	84,759
	Danks Holdings, Ltd.	10,425	101,479
#	DCA Group, Ltd.	509,294	1,321,198
	Devine, Ltd.	168,183	94,815
*	Dioro Exploraration NL	297,142	19,046
*	Dominion Mining, Ltd.	192,017	41,514
	Downer Group, Ltd.	688,972	2,773,881
*	Dragon Mining NL	709,605	126,071
# *	E.R.G., Ltd.	1,647,173	379,017
*	Emporer Mines, Ltd.	324,668	112,898
	Energy Developments, Ltd.	311,265	908,962
*	Energy World Corp., Ltd.	325,630	7,791
#	Envestra, Ltd.	1,899,500	1,672,440
*	Environmental Solutions International, Ltd.	67,364	3,434
	Equigold NL	351,475	336,937
	Evans & Tate, Ltd.	160,542	115,388
*	Falcon Minerals, Ltd.	240,897	100,218
	Fantastic Holdings, Ltd.	185,528	630,705
	FKP, Ltd.	470,587	1,429,804
#	Fleetwood Corp., Ltd.	109,168	699,991
	Flight Centre, Ltd.	10,991	135,881
*	Forest Enterprises Australia, Ltd.	489,229	222,922
# *	Fortescue Metals Group, Ltd.	361,735	870,175
#	Funtastic, Ltd.	312,883	426,176
	Futuris Corp., Ltd.	1,236,179	1,985,776
	Gale Pacific, Ltd.	121,508	196,979
	GasNet Australia Group	343,500	636,445
	Gazal Corp., Ltd.	101,046	264,085
*	Genetic Technologies, Ltd.	830,383	256,584
*	Geodynamics, Ltd.	174,778	201,073
*	Giants Reef Mining, Ltd.	1,400,196	68,162
	Globe International, Ltd.	882,836	238,523
*	Gold Aura, Ltd.	41,097	3,632
*	Goldstream Mining NL	151,648	50,874
	Gowing Bros., Ltd.	78,296	166,330
*	Gradipore, Ltd.	104,226	47,445
	Graincorp, Ltd. Series A	87,738	939,747
	Grand Hotel Group	473,257	274,272
	GRD NL	494,134	790,200
#	Great Southern Plantations, Ltd.	635,588	1,887,478
	Green’s Foods, Ltd.	193,688	117,886

3

#	GUD Holdings, Ltd.	141,527	732,601
	Gunns, Ltd.	602,832	1,954,823
*	Gutnick Resources NL	17,866	1,100
	GWA International, Ltd.	698,010	1,503,778
*	Gympie Gold, Ltd.	302,445	0
# *	Hardman Resources NL	1,706,925	2,348,705
	Harvey World Travel, Ltd.	87,638	100,894
	Healthscope, Ltd.	261,453	912,114
	Henry Walker Eltin Group, Ltd.	463,214	177,082
*	Herald Resources, Ltd.	69,910	36,635
	HGL, Ltd.	87,018	122,965
#	Hills Industries, Ltd.	373,624	1,185,071
	Home Building Society, Ltd.	27,907	153,310
*	Horizon Oil NL	752,832	69,955
#	Housewares International, Ltd.	307,812	477,755
	HPAL, Ltd.	274,861	345,830
# *	Hutchison Telecommunications (Australia), Ltd.	1,455,265	364,793
	IBA Health, Ltd.	552,155	267,870
*	ICSGlobal, Ltd.	155,693	48,114
	IInet, Ltd.	192,656	473,048
	Iluka Resources, Ltd.	513,563	2,251,927
*	Imdex, Ltd.	135,662	23,582
	Incitec Pivot, Ltd.	93,451	1,244,848
*	Independent Practioner Network, Ltd.	457,414	22,251
*	Indophil Resources NL	518,540	195,295
	Infomedia, Ltd.	696,356	317,689
	Institute of Drug Technology Australia, Ltd.	82,205	130,377
	Integrated Group, Ltd.	145,820	242,235
	Integrated Research, Ltd.	261,513	87,888
*	Intellect Holdings, Ltd.	967,267	23,097
*	Intermoco, Ltd.	1,067,459	53,537
*	International All Sports, Ltd.	58,815	14,574
	Investor Group, Ltd.	168,668	566,763
#	ION, Ltd.	419,349	301,194
#	IOOF Holdings, Ltd.	128,916	696,948
	Iress Market Technology, Ltd.	251,350	824,340
	IWL, Ltd.	81,474	168,018
*	Ixla, Ltd.	89,921	1,597
	JB Hi-Fi, Ltd.	281,832	827,118
	JDV, Ltd.	123,805	87,846
#	Jones (David), Ltd.	1,050,894	1,615,341
	Jubilee Mines NL	285,790	1,191,390
	K&S Corp., Ltd.	128,017	350,932
*	Kagara Zinc, Ltd.	437,281	439,415
	Keycorp, Ltd.	156,412	214,843
*	Kids Campus, Ltd.	69,303	34,718
*	Kimberley Diamond Co. NL	274,068	217,883
*	Kings Mineral NL	516,989	99,790
	Kingsgate Consolidated NL	186,350	325,341
	Kresta Holdings, Ltd.	231,002	71,427
*	Lakes Oil NL	2,055,217	55,653
	Lemarne Corp., Ltd.	20,790	40,629
*	Leyshon Resources, Ltd.	103,357	31,780
*	Leyshon Resources, Ltd. Issue 05	7,950	0

4

	Lighting Corp., Ltd.	180,200	114,214
*	LionOre Mining International, Ltd.	54,417	301,336
*	Longreach Group, Ltd.	276,023	46,955
*	Lynas Gold NL	433,768	97,171
#	MacArthur Coal, Ltd.	356,540	1,844,373
	MacMahon Holdings, Ltd.	804,171	292,123
*	Macmin Silver, Ltd.	343,722	30,558
*	Macquarie Corporate Telecommunications, Ltd.	350,192	37,842
	Magellan Petroleum Australia, Ltd.	32,760	32,400
*	Magnesium International, Ltd.	32,803	29,130
*	Maryborough Sugar Factory, Ltd.	600	3,564
*	Matrix Oil NL	557,000	18,928
	MaxiTRANS Industries, Ltd.	482,299	339,245
#	McGuigan Simeon Wines, Ltd.	296,961	1,189,889
	McPherson’s, Ltd.	141,730	435,893
*	Medica Holdings, Ltd.	31,587	11,692
	Melbourne IT, Ltd.	85,583	85,950
# *	Metabolic Pharmaceuticals, Ltd.	700,000	357,939
# *	Metal Storm, Ltd.	956,640	132,482
*	MFS, Ltd.	276,486	294,733
#	Miller’s Retail, Ltd.	566,259	403,228
	Minara Resources, Ltd.	1,158,539	1,798,582
#	Mincor Resources NL	333,960	185,528
	Monadelphous Group, Ltd.	40,803	346,529
*	Mosaic Oil NL	756,146	108,211
*	Multiemedia, Ltd.	3,014,095	48,906
*	MXL, Ltd.	512,804	45,402
	MYOB, Ltd.	896,995	740,380
	Namoi Cotton Cooperative, Ltd.	160,347	69,286
	National Can Industries, Ltd.	97,017	106,422
*	Norwood Abbey, Ltd.	326,063	118,337
*	Nova Health, Ltd.	427,034	95,694
*	Novera Energy, Ltd.	314,130	60,796
*	Novogen, Ltd.	246,646	926,704
	Nufarm, Ltd.	287,774	2,341,443
*	Nylex, Ltd.	1,960,108	583,752
	Oakton, Ltd.	162,978	200,042
#	Oamps, Ltd.	269,574	707,737
*	Occupational & Medical Innovations, Ltd.	31,208	14,920
*	Orbital Engine Corp., Ltd.	537,358	37,451
	OrotonGroup, Ltd.	76,854	143,600
*	Oxiana, Ltd.	2,856,763	2,230,915
#	Pacific Group, Ltd.	320,974	659,079
#	Pacific Hydro, Ltd.	378,635	1,295,586
# *	Paladin Resources, Ltd.	783,776	563,633
*	Palm Springs, Ltd.	222,804	17,184
*	Pan Pacific Petroleum NL	327,800	35,468
*	Panbio, Ltd.	58,078	7,838
*	Payce Consolidated, Ltd.	29,670	71,492
	Penfold Buscombe, Ltd.	85,065	124,923
*	People Telecom, Ltd.	535,431	66,073
	Peptech, Ltd.	379,247	443,992
*	Perilya Mines NL	386,030	288,861
*	Perseverance Corp., Ltd.	1,265,363	322,383

5

*	Petsec Energy, Ltd.	253,743	217,650
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	73,349
# *	PMP, Ltd.	761,276	1,110,153
*	Polartechnics, Ltd.	43,405	9,720
	Port Bouvard, Ltd.	108,200	109,502
*	Port Douglas Reef Resorts, Ltd.	251,655	25,284
	Portman, Ltd.	343,890	1,026,572
*	PowerTel, Ltd. Series B	175,372	170,658
*	Prana Biotechnology, Ltd.	195,424	66,400
*	Precious Metals Australia, Ltd.	12,727	940
*	Preston Resources NL	64,000	991
#	Primary Health Care, Ltd.	247,347	1,556,274
	Prime Television, Ltd.	294,381	693,029
*	Primelife Corp., Ltd.	215,916	193,740
# *	Progen Industries, Ltd.	83,761	187,233
	Programmed Maintenance Service, Ltd.	167,811	407,453
# *	Psivida, Ltd.	467,864	310,550
	Queensland Cotton Holdings, Ltd.	64,879	246,446
*	Quiktrak Networks, Ltd.	7,401	0
	Ramsay Health Care, Ltd.	340,994	1,932,477
	Raptis Group, Ltd.	12,000	5,383
	Rebel Sport, Ltd.	173,512	368,664
*	Redfire Resources NL	859,797	179,159
*	Redflex Holdings, Ltd.	230,706	677,159
	Reece Australia, Ltd.	245,463	2,451,349
*	Reinsurance Australia Corp., Ltd.	399,993	169,893
	Repcol, Ltd.	308,668	91,660
*	Resolute Mining, Ltd.	380,018	408,115
*	Resonance Health, Ltd.	29,264	4,060
	Ridley Corp., Ltd.	621,135	714,319
	Roberts, Ltd.	21,405	143,673
# *	Roc Oil Co., Ltd.	438,259	609,705
	Rock Building Society, Ltd.	25,092	76,567
	Ross Human Directions, Ltd.	124,630	76,078
	Rural Press, Ltd.	4,090	32,949
	S8, Ltd.	146,476	235,259
*	Sally Malay Mining, Ltd.	402,323	285,520
	Salmat, Ltd.	272,051	1,264,950
	Schaffer Corp., Ltd.	33,766	222,888
#	SDI, Ltd.	235,619	201,986
*	Sedimentary Holdings, Ltd.	577,321	107,137
	Select Harvests, Ltd.	104,710	737,084
	Senetas Corp., Ltd.	746,923	184,581
	Servcorp, Ltd.	187,972	399,283
#	Seven Network, Ltd.	354,582	2,130,852
	SFE Corp., Ltd.	334,655	2,323,192
	Sigma Co., Ltd.	375,345	2,527,376
*	Silex System, Ltd.	287,621	219,697
	Sims Group, Ltd.	150,718	1,964,484
*	Sino Gold, Ltd.	276,623	406,018
*	Sirtex Medical, Ltd.	96,109	141,061
#	Skilled Engineering, Ltd.	192,393	386,537
#	Smorgon Steel Group, Ltd.	2,054,374	2,125,538

6

	SMS Management & Technology, Ltd.	132,991	189,930
*	Sons of Gwalia, Ltd.	253,252	0
#	Southern Cross Broadcasting (Australia), Ltd.	137,292	1,410,133
*	Southern Pacific Petroleum NL	698,740	129,513
#	SP Telecommunications, Ltd.	819,927	1,330,649
#	Spotless Group, Ltd.	517,370	2,036,521
*	St. Barbara Mines, Ltd.	375,500	26,181
	Star Games, Ltd.	219,830	235,915
*	Starpharma Holdings, Ltd.	258,219	131,353
*	Straits Resources, Ltd.	312,715	471,090
*	Strategic Minerals Corp. NL	358,100	27,655
*	Strathfield Group, Ltd.	492,553	33,755
*	Striker Resources NL	435,484	13,119
#	STW Communications Group, Ltd.	406,806	980,320
#	Sunland Group, Ltd.	530,550	820,500
	Sydney Aquarium, Ltd.	49,135	218,081
# *	Sydney Gas, Ltd.	661,636	403,831
	Symex Holdings, Ltd.	203,321	235,427
*	Taipan Resources NL	2,475,883	101,310
*	Tandou, Ltd.	3,410	4,355
*	Tap Oil, Ltd.	339,383	532,546
	Technology One, Ltd.	705,539	326,886
	Tectonic Resources NL	259,183	45,037
*	Television & Media Services, Ltd.	2,000,584	61,758
# *	Tempo Service, Ltd.	184,359	201,837
	Thakral Holdings Group	1,569,889	921,783
	Ticor, Ltd.	630,193	681,242
#	Timbercorp, Ltd.	551,027	919,140
*	Titan Resources NL	595,172	31,256
*	Tooth & Co., Ltd.	153,000	12,998
#	Transfield Services, Ltd.	356,908	1,908,308
	Triako Resources, Ltd.	31,217	32,561
	Troy Resources NL	96,896	203,765
	Trust Company of Australia, Ltd.	75,179	528,203
#	United Group, Ltd.	249,861	1,424,429
*	Unitract, Ltd.	147,406	77,362
*	Universal Resources, Ltd.	109,414	12,673
	UXC, Ltd.	297,944	190,897
	VeCommerce, Ltd.	13,680	19,539
# *	Ventracor, Ltd.	417,844	316,316
*	Victoria Petroleum NL	2,180,492	55,641
	Villa World, Ltd.	229,021	257,983
*	Village Roadshow, Ltd.	591,536	1,169,293
*	Virotec International NL	403,655	182,851
#	Vision Systems, Ltd.	426,576	385,651
*	Voicenet (Australia), Ltd.	495,284	6,884
	Volante Group, Ltd.	273,599	287,263
	Waterco, Ltd.	33,300	97,669
	Watpac, Ltd.	139,743	122,113
	Wattyl, Ltd.	225,230	556,329
*	Webster, Ltd.	119,092	80,074
*	Wedgetail Exploration NL	1,413,422	56,907
*	Western Areas NL	259,360	330,091
	Wide Bay Capricorn Building Society, Ltd.	47,718	257,937

7

Worley Group, Ltd.	398,370	2,100,450
* Yates, Ltd.	60,281	1,955
TOTAL COMMON STOCKS
(Cost $143,578,588)		$174,423,389

INVESTMENT IN CURRENCY — (0.1%)
* Australian Dollar		543,142
(Cost $533,657)

PREFERRED STOCKS — (0.1%)
Southern Cross Broadcasting (Australia), Ltd.	11,744	118,000
* Village Roadshow, Ltd. 2% Class A	124,881	188,722
TOTAL PREFERRED STOCKS
(Cost $309,167)		$306,722

RIGHTS/WARRANTS — (0.0%)
* Australian Agricultural Co., Ltd. Rights 04/14/05	93,012	2,299
* Axon Instruments, Inc. Options 01/02/07	16,148	0
* Beach Petroleum, Ltd. Warrants 06/30/06	480,019	0
* Capral Aluminum, Ltd. Rights 04/08/05	46,061	8,182
TOTAL RIGHTS/WARRANTS
(Cost $98)		$10,481

TOTAL — AUSTRALIA
(Cost $144,421,510)		$175,283,734

		Shares	Value†

HONG KONG — (23.4%)
COMMON STOCKS — (23.3%)
*	139 Holdings, Ltd.	6,200,000	33,239
	ABC Communications (Holdings), Ltd.	930,000	88,080
	Aeon Credit Service (Asia) Co., Ltd.	740,000	507,707
	ALCO Holdings, Ltd.	740,000	320,480
	Allan International Holdings, Ltd.	592,000	90,094
*	Allied Group, Ltd.	559,200	827,246
*	Allied Properties, Ltd.	802,600	534,109
*	Anex International Holdings, Ltd.	152,000	1,832
*	Applied International Holdings, Ltd.	1,243,000	20,800
*	APT Satellite Holdings, Ltd.	599,000	99,730
	Artel Solutions Group Holdings, Ltd.	2,315,000	47,416
	Arts Optical International Holdings, Ltd.	468,000	176,985
	Asia Aluminum Holdings, Ltd.	4,042,000	455,449
*	Asia Commercial Holdings, Ltd.	72,800	4,736
	Asia Financial Holdings, Ltd.	1,976,908	557,139
*	Asia Logistics Technologies, Ltd.	22,140	3,816
	Asia Satellite Telecommunications Holdings, Ltd.	404,500	770,676
	Asia Standard International Group, Ltd.	6,780,000	286,290
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	24,566
	Associated International Hotels, Ltd.	898,000	748,003
	Automated Systems Holdings, Ltd.	340,000	65,875
	Baltrans Holdings, Ltd.	376,000	147,959

8

*	Beijing Development (Hong Kong), Ltd.	166,000	19,368
#	Bossini International Holdings, Ltd.	1,801,500	410,340
	Bright International Group, Ltd.	710,000	72,872
#	Cafe de Coral Holdings, Ltd.	672,000	766,792
*	Capital Prosper, Ltd.	480,000	3,887
*	Capital Strategic Investment, Ltd.	30,500	5,985
*	Cash Financial Services Group, Ltd.	27,018	624
*	Casil Telecommunications Holdings, Ltd.	1,420,000	72,949
*	Catic International Holdings, Ltd.	5,332,000	78,064
	CCT Telecom Holdings, Ltd.	472,970	75,724
	CEC International Holdings, Ltd.	210,000	4,438
*	Celestial Asia Securities Holdings, Ltd.	426,036	20,205
*	Central China Enterprises, Ltd.	210,400	22,526
#	Champion Technology Holdings, Ltd.	1,359,297	212,422
	Chaoda Modern Agriculture (Holdings), Ltd.	2,620,000	1,031,796
	Chen Hsong Holdings, Ltd.	1,210,000	682,195
	Cheuk Nang (Holdings), Ltd.	112,501	64,225
*	Cheung Tai Hong Holdings, Ltd.	100,920	5,304
	Chevalier International Holdings, Ltd.	441,482	515,024
	Chevalier Itech Holdings, Ltd.	355,250	56,024
*	China Aerospace International Holdings, Ltd.	3,384,000	192,875
*	China Bio-medical Group, Ltd.	415,000	7,981
*	China City Natural Gas Holdings, Ltd.	15,732,000	22,102
*	China Digicontent Co., Ltd.	2,710,000	3,475
	China Everbright International, Ltd.	3,945,000	242,092
*	China Everbright Technology, Ltd.	3,244,000	139,374
*	China Gas Holdings, Ltd.	2,026,000	371,098
	China Hong-Kong Photo Products Holdings, Ltd.	1,909,000	183,841
	China Insurance International Holdings Co., Ltd.	1,620,000	580,824
*	China Investments Holdings, Ltd.	210,000	4,523
*	China Merchants Dichain (Asia), Ltd.	7,160,000	60,541
*	China Motion Telecom International, Ltd.	257,000	9,391
	China Motor Bus Co., Ltd.	74,000	613,378
*	China Nan Feng Group, Ltd.	28,800	326
#	China National Aviation Co., Ltd.	3,202,000	701,002
	China Online (Bermuda), Ltd.	296,240	52,706
	China Pharmaceutical Enterprise and Investment Corp., Ltd.	1,802,000	459,144
	China Rare Earth Holdings, Ltd.	1,180,000	155,840
	China Resources Land, Ltd.	2,658,000	527,565
	China Resources Logic, Ltd.	3,796,000	466,110
*	China Rich Holdings, Ltd.	3,380,000	17,335
*	China Sci-Tech Holdings, Ltd.	278,600	9,437
*	China Star Entertainment, Ltd.	440,292	24,257
*	China Strategic Holdings, Ltd.	1,368,500	94,749
	China Travel International Investment, Ltd.	1,276,000	391,744
	Chinney Investments, Ltd.	1,144,000	124,232
*	Chitaly Holdings, Ltd.	214,000	194,549
#	Chow Sang Sang Holdings International, Ltd.	721,400	461,428
	Chuangs China Investments, Ltd.	1,347,000	75,000
	Chuang’s Consortium International, Ltd.	1,858,884	163,721
	Chun Wo Holdings, Ltd.	1,671,917	192,483
	Chung Tai Printing Holdings, Ltd.	548,000	91,442
*	CITIC 21CN Co., Ltd.	3,674,000	1,550,894
*	CITIC Resources Holdings, Ltd.	2,822,000	531,332

9

	City e Solutions, Ltd.	186,000	21,193
	City Telecom (H.K.), Ltd.	1,070,000	177,519
# *	Clear Media, Ltd.	529,000	464,288
*	Climax International Co., Ltd.	296,000	1,217
#	CNPC (Hong Kong), Ltd.	6,430,000	1,012,319
*	CNT Group, Ltd.	3,078,000	66,817
*	Coastal Greenland, Ltd.	2,440,000	79,577
	COFCO International, Ltd.	1,928,000	820,931
*	Compass Pacific Holdings, Ltd.	624,000	18,866
*	Computer & Technologies Holdings, Ltd.	432,000	52,546
	Continental Holdings, Ltd.	98,825	10,726
	Continental Mariner Investment Co., Ltd.	1,328,000	260,458
*	COSCO International Holdings, Ltd.	2,573,600	424,214
	Coslight Technology International Group, Ltd.	626,000	162,286
*	Cosmos Machinery Enterprises, Ltd.	1,126,400	59,890
*	Crocodile Garments, Ltd.	1,539,000	128,123
	Cross Harbour Tunnel Co., Ltd.	386,520	346,911
*	Culturecom Holdings, Ltd.	3,767,000	149,240
*	Dah Hwa International Holdings, Ltd.	1,062,000	81,697
*	Dan Form Holdings Co., Ltd.	2,386,600	152,778
*	Daqing Petroleum & Chemical Group, Ltd.	1,375,000	86,267
	Dickson Concepts International, Ltd.	498,300	886,244
*	Digital China Holdings, Ltd.	1,416,000	435,103
*	DVN Holdings, Ltd.	744,490	175,783
*	Dynamic Global Holdings, Ltd.	3,522,000	18,966
	Dynamic Holdings, Ltd.	244,000	44,579
	Easyknit International Holdings, Ltd.	282,860	6,791
*	Eforce Holdings, Ltd.	2,620,000	13,695
	Egana Jewelry & Pearls, Ltd.	331,789	58,645
#	Eganagoldfeil Holdings, Ltd.	2,017,235	457,339
*	Emperor Entertainment Hotel, Ltd.	870,000	186,692
	Emperor International Holdings, Ltd.	904,360	153,988
*	e-New Media Co., Ltd.	320,000	12,304
*	eSun Holdings, Ltd.	653,600	173,453
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	72,095
	Ezcom Holdings, Ltd.	72,576	1,499
	Fairwood Holdings, Ltd.	42,600	19,090
#	Far East Consortium International, Ltd.	1,968,680	837,447
*	Far East Hotels & Entertainment, Ltd.	1,853,000	137,473
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,039
*	First Natural Foods Holdings, Ltd.	295,000	21,926
	First Sign International Holdings, Ltd.	1,424,000	43,451
	Fong’s Industries Co., Ltd.	664,000	527,677
*	Forefront International Holdings, Ltd.	658,000	48,088
*	Fortuna International Holdings, Ltd.	9,344,000	24,110
*	Foundation Group, Ltd.	83,800	1,917
*	Founder Holdings, Ltd.	1,854,000	132,823
	Fountain Set Holdings, Ltd.	972,000	613,038
	Four Seas Frozen Food Holdings, Ltd.	347,184	51,603
	Four Seas Mercantile Holdings, Ltd.	592,000	212,528
*	Fujian Holdings, Ltd.	237,800	5,898
	Fujikon Industrial Holdings, Ltd.	532,000	90,707
*	Fushan Holdings, Ltd.	2,566,000	108,716
*	GeoMaxima Energy Holdings, Ltd.	5,810,000	66,981

10

	Giordano International, Ltd.	1,866,000	1,266,951
*	Global China Group Holdings, Ltd.	3,022,000	169,143
	Global Green Tech Group, Ltd.	1,336,000	114,636
*	Global Tech (Holdings), Ltd.	5,612,000	35,977
	Glorious Sun Enterprises, Ltd.	1,650,000	701,886
	Gold Peak Industries (Holdings), Ltd.	1,059,250	236,300
*	Goldbond Group Holdings, Ltd.	2,609,500	44,694
	Golden Meditech Company, Ltd.	1,473,802	305,640
	Golden Resources Development International, Ltd.	1,456,500	63,476
*	Gold-Face Holdings, Ltd.	2,003,600	138,721
	Goldlion Holdings, Ltd.	1,438,000	152,860
	Golik Holdings, Ltd.	930,500	31,005
	Good Fellow Group, Ltd.	3,488,000	63,450
*	Gorient Holdings, Ltd.	7,370	57
	Grande Holdings, Ltd.	502,000	483,824
*	Great Wall Cybertech, Ltd.	15,795,170	20,252
	Group Sense (International), Ltd.	2,062,000	171,370
	Guangdong Brewery Holdings, Ltd.	2,212,000	800,030
*	Guangnan Holdings, Ltd.	14,216,000	258,105
	Guangzhou Investment Co., Ltd.	8,860,000	805,167
*	Guo Xin Group, Ltd.	3,640,000	18,000
*	Guorun Holdings, Ltd.	3,570,000	221,767
	GZI Transport, Ltd.	1,820,000	576,630
	Hang Fung Gold Technology, Ltd.	762,000	100,448
	Hang Ten Group Holdings, Ltd.	405,850	52,954
	Hanny Holdings, Ltd.	186,658	88,549
*	Hansom Eastern Holdings, Ltd.	3,473,235	13,769
	Harbour Centre Development, Ltd.	517,000	838,114
	Harbour Ring International Holdings, Ltd.	6,936,000	692,969
*	Hen Fung Holdings, Ltd.	1,740,000	36,785
	Henderson China Holdings, Ltd.	815,000	495,992
	Heng Tai Consumables Group, Ltd.	530,000	87,421
#	Hengan International Group Co., Ltd.	1,194,000	707,654
	High Fashion International, Ltd.	268,000	54,996
	HKR International, Ltd.	1,884,860	1,198,982
	Hon Kwok Land Investment Co., Ltd	572,535	148,244
	Hong Kong and Shanghai Hotels, Ltd.	638,500	588,443
	Hong Kong Catering Management, Ltd.	512,000	112,670
*	Hong Kong Construction Holdings, Ltd.	970,000	76,004
	Hong Kong Ferry (Holdings) Co., Ltd.	671,300	804,044
*	Hong Kong Parkview Group, Ltd.	1,130,000	53,606
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,618
	Hongkong Chinese, Ltd.	2,126,000	313,154
*	Hop Hing Holdings, Ltd.	660,265	30,899
	Hopson Development Holdings, Ltd.	1,246,000	685,295
*	Hsin Chong Construction Group, Ltd.	1,569,658	90,175
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	208,000	23,701
*	Huabao International Holdings, Ltd.	19,300	2,601
	Huafeng Textile International Group, Ltd.	248,000	19,078
*	Hualing Holdings, Ltd.	1,344,000	39,413
	Hung Hing Printing Group, Ltd.	684,122	494,794
*	Hycomm Wireless, Ltd.	4,709,000	63,832
	I-Cable Communications, Ltd.	2,155,000	779,641
*	I-China Holdings, Ltd.	375,756	9,654

11

	IDT International, Ltd.	4,028,486	804,525
*	Imagi International Holdings, Ltd.	137,400	16,156
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	51,139
*	Interchina Holdings Co., Ltd.	8,130,000	177,838
	International Bank of Asia, Ltd.	1,098,000	446,182
*	Inworld Group, Ltd.	3,054	7
	ITC Corp., Ltd.	466,157	50,894
	JCG Holdings, Ltd.	792,000	746,332
*	Jinhui Holdings Co., Ltd.	28,000	97,412
*	Joyce Boutique Holdings, Ltd.	514,000	36,842
*	Junefield Department Store Group, Ltd.	256,000	3,282
#	K Wah International Holdings, Ltd.	3,096,364	1,270,393
	K. Wah Construction Materials, Ltd.	2,455,075	2,675,591
*	Kader Holdings Co., Ltd.	545,600	15,259
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	52,386
	Karrie International Holdings, Ltd.	488,000	223,515
	Keck Seng Investments (Hong Kong), Ltd.	858,600	222,676
	Kee-Shing Holdings Co., Ltd.	886,000	93,150
	Kin Yat Holdings, Ltd.	586,000	54,815
	King Fook Holdings, Ltd.	1,000,000	70,339
*	King Pacific International Holdings, Ltd.	1,404,200	21,965
	Kingdee International Software Group Co., Ltd.	638,000	117,667
	Kingmaker Footwear Holdings, Ltd.	1,058,750	363,073
*	Kong Sun Holdings, Ltd.	2,198,000	7,045
	Kowloon Development Co., Ltd.	706,000	809,028
*	KPI Co., Ltd.	396,000	6,698
	KTP Holdings, Ltd.	560,400	38,256
	Kwoon Chung Bus Holdings, Ltd.	556,000	126,916
*	Lai Sun Development Co., Ltd.	7,592,000	119,258
*	Lai Sun Garment (International), Ltd.	2,325,000	172,589
	Lam Soon (Hong Kong), Ltd.	302,310	114,473
	Le Saunda Holdings, Ltd.	236,000	36,879
*	Leadership Publishing Group, Ltd.	250,511	1,734
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,962
	Lee & Man Holdings, Ltd.	566,000	97,061
	Lerado Group (Holding) Co., Ltd.	1,048,000	160,916
*	LifeTec Group, Ltd.	1,383,000	16,268
	Lippo, Ltd.	1,074,760	257,298
	Liu Chong Hing Bank, Ltd.	537,000	818,586
	Liu Chong Hing Investment, Ltd.	635,200	565,043
	Luk Fook Holdings (International), Ltd.	690,000	236,142
	Luks Industrial Group, Ltd.	645,555	95,622
	Lung Kee (Bermuda) Holdings, Ltd.	1,071,875	783,543
*	MACRO-LINK International Holdings, Ltd.	1,036,250	41,214
*	Mae Holdings, Ltd.	2,220,000	3,686
*	Magnificent Estates, Ltd.	8,368,000	155,092
*	Magnum International Holdings, Ltd.	300,000	4,154
	Mainland Headwear Holdings, Ltd.	410,000	165,520
*	Mansion House Group, Ltd.	1,820,000	33,688
	Matrix Holdings, Ltd.	402,000	119,799
*	Matsunichi Communications Holdings, Ltd.	388,000	123,351
*	Mei Ah Entertainment Group, Ltd.	1,142,000	51,508
	Melbourne Enterprises, Ltd.	45,500	183,763
*	Melco International Development, Ltd.	500,000	1,207,205

12

	Midas International Holdings, Ltd.	774,000	65,517
	Midland Realty (Holding), Ltd.	1,110,000	684,250
*	Millennium Group, Ltd.	1,392,000	11,958
	Min Xin Holdings, Ltd.	753,200	151,339
	Miramar Hotel & Investment Co., Ltd.	607,000	933,493
*	Morning Star Resources, Ltd.	1,845,000	19,161
#	Moulin International Holdings, Ltd.	699,274	501,693
	Multi-Asia International Holdings, Ltd.	460,920	62,073
	Nanyang Holdings, Ltd.	137,500	160,393
	National Electronics Holdings, Ltd.	2,156,000	63,598
	Natural Beauty Bio-Technology, Ltd.	1,610,000	111,347
	New Island Printing Holdings, Ltd.	176,000	15,570
# *	New World China Land, Ltd.	1,807,600	654,259
*	New World Cyberbase, Ltd.	72,628	2,369
*	New World TMT, Ltd.	1,380,600	88,125
	Newocean Green Energy Holdings, Ltd.	393,120	57,979
*	Next Media, Ltd.	1,792,000	764,414
#	Ngai Lik Industrial Holdings, Ltd.	1,556,000	423,559
# *	Onfem Holdings, Ltd.	1,266,000	97,018
	Orient Power Holdings, Ltd.	804,000	57,598
*	Oriental Metals, Ltd.	711,780	277,986
	Oriental Press Group, Ltd.	2,928,000	928,479
	Oriental Watch Holdings, Ltd.	398,000	77,476
	Pacific Andes International Holdings, Ltd.	1,172,000	195,017
	Pacific Century Insurance Holdings, Ltd.	1,272,000	525,169
*	Pacific Century Premium Developments, Ltd.	2,475,000	807,129
*	Pacific Plywood Holdings, Ltd.	4,430,000	18,915
	Paul Y. ITC Construction Holdings, Ltd.	2,309,062	738,743
	Peace Mark Holdings, Ltd.	1,138,022	302,606
	Pegasus International Holdings, Ltd.	226,000	31,582
	Perfectech International Holdings, Ltd.	571,450	51,410
	Pico Far East Holdings, Ltd.	1,190,000	181,432
	Playmates Holdings, Ltd.	2,223,000	492,654
	Pokfulam Development Co., Ltd.	234,000	96,697
*	Poly Investments Holdings, Ltd.	2,670,000	50,278
	Prime Success International Group, Ltd.	2,366,000	466,807
#	Proview International Holdings, Ltd.	944,000	155,921
# *	QPL International Holdings, Ltd.	1,191,000	158,522
	Quality Healthcare Asia, Ltd.	133,800	34,006
*	Rainbow International Holdings, Ltd.	3,054	7
	Raymond Industrial, Ltd.	605,400	201,597
# *	Regal Hotels International Holdings, Ltd.	11,656,000	1,014,325
*	Rexcapital International Holdings, Ltd.	1,272,905	27,535
*	Riche Multi-Media Holdings, Ltd.	7,060,000	317,616
*	Rivera Holdings, Ltd.	3,620,000	108,198
*	Riverhill Holdings, Ltd.	4,072	56
	Road King Infrastructure, Ltd.	656,000	441,501
*	Roadshow Holdings, Ltd.	1,456,000	162,277
	S.A.S.Dragon Holdings, Ltd.	1,696,000	222,146
#	SA SA International Holdings, Ltd.	1,872,000	898,931
	Safety Godown Co., Ltd.	408,000	172,628
	Saint Honore Holdings, Ltd.	128,000	49,211
	San Miguel Brewery Hong Kong, Ltd.	612,800	148,287
	SCMP Group, Ltd.	2,276,000	1,012,866

13

	Sea Holdings, Ltd.	832,000	322,585
*	Seapower Resources International, Ltd.	151,680	3,109
*	SEEC Media Group, Ltd.	2,550,000	97,940
	Shanghai Allied Cement, Ltd.	1,152,080	46,697
*	Shanghai Century Holdings, Ltd.	7,142,000	146,086
*	Shanghai Land Holdings, Ltd.	1,464,000	64,758
*	Shanghai Ming Yuan Holdings, Ltd.	3,090,000	284,771
#	Shanghai Real Estates, Ltd.	2,234,000	277,174
	Shaw Brothers Hong Kong, Ltd.	134,000	149,191
	Shell Electric Manufacturing (Holdings) Co., Ltd.	746,340	154,827
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	81,304
	Shenzhen International Holdings, Ltd.	13,502,500	483,671
	Shougang Concord Century Holdings, Ltd.	1,676,000	150,274
*	Shougang Concord Grand (Group), Ltd.	1,701,000	178,049
*	Shougang Concord International Enterprises Co., Ltd.	5,398,000	421,414
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	185,807
#	Shui On Construction & Materials, Ltd.	468,000	575,007
*	Shun Ho Resources Holdings, Ltd.	483,000	42,111
*	Shun Ho Technology Holdings, Ltd.	1,037,452	87,845
	Silver Grant International Industries, Ltd.	2,423,000	1,123,894
*	Sincere Co., Ltd.	505,500	38,956
#	Singamas Container Holdings, Ltd.	838,000	730,363
	Sino Golf Holdings, Ltd.	438,000	66,895
*	Sinocan Holdings, Ltd.	350,000	1,750
*	Sino-I.com, Ltd.	23,783,158	414,639
	Sinolink Worldwide Holdings, Ltd.	3,933,600	588,599
	Sinopec Kantons Holdings, Ltd.	1,638,000	234,971
*	Skynet (International Group) Holdings, Ltd.	976	125
	SNP Leefung Holdings, Ltd.	144,000	26,743
*	Softbank Investment International (Strategic), Ltd.	7,398,000	79,489
*	Solartech International Holdings, Ltd.	49,600	2,925
	South China Brokerage Co., Ltd.	4,872,000	59,321
	South China Industries, Ltd.	1,124,000	100,879
*	South Sea Holdings Co., Ltd.	27,550,000	144,725
	Southeast Asia Properties & Finance, Ltd.	263,538	35,817
	Starlight International Holdings, Ltd.	1,311,292	114,134
	Starlite Holdings, Ltd.	694,000	76,444
	Stelux Holdings International, Ltd.	1,307,702	154,146
	Styland Holdings, Ltd.	101,808	326
	Sun Hing Vision Group Holdings, Ltd.	358,000	161,731
	Sun Hung Kai & Co., Ltd.	2,048,600	606,735
*	Sun Innovation Holdings, Ltd.	1,420,360	11,299
*	Sun Media Group Holdings, Ltd.	9,814,000	25,204
*	Sunday Communications, Ltd.	4,441,000	258,628
	Sunway International Holdings, Ltd.	866,000	34,281
*	Suwa International Holdings, Ltd.	1,062,000	25,587
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	110,351
#	Symphony Holdings, Ltd.	982,000	218,444
	Tack Fat Group International, Ltd.	1,472,000	213,020
*	Tack Hsin Holdings, Ltd.	542,000	28,950
	Tai Cheung Holdings, Ltd.	1,013,000	499,081
	Tai Fook Securities Group, Ltd.	590,000	84,728
	Tai Sang Land Development, Ltd.	471,984	158,449
	Tak Shun Technology Group, Ltd.	2,088,000	82,867

14

	Tak Sing Alliance Holdings, Ltd.	2,909,865	133,835
#	Tan Chong International, Ltd.	1,182,000	228,634
	TCC International Holdings, Ltd.	1,124,000	192,898
# *	TCL International Holdings, Ltd.	3,228,000	809,282
*	Technology Venture Holdings, Ltd.	586,000	11,191
*	Termbray Industries International (Holdings), Ltd.	2,304,900	144,805
	Tern Properties Co., Ltd.	61,200	18,832
	Texwinca Holdings, Ltd.	858,000	720,336
*	The Sun’s Group, Ltd.	17,004,000	21,802
*	Tian An China Investments Co., Ltd.	1,238,275	344,733
	Tian Teck Land, Ltd.	1,098,000	350,459
	Tianjin Development Holdings, Ltd.	1,118,000	458,137
*	Tingyi (Cayman Islands) Holding Corp.	3,714,000	790,774
*	Titan Petrochemicals Group, Ltd.	4,380,000	459,069
*	Tomorrow International Holdings, Ltd.	165,000	14,809
*	Tongda Group Holdings, Ltd.	1,020,000	24,466
	Tonic Industries Holdings, Ltd.	1,380,000	37,452
	Top Form International, Ltd.	1,586,000	477,327
*	Topsearch International (Holdings), Ltd.	204,000	30,578
*	Tristate Holdings, Ltd.	138,000	26,540
	Truly International Holdings, Ltd.	536,000	737,655
	Tungtex (Holdings) Co., Ltd.	788,000	307,791
*	Tysan Holdings, Ltd.	1,040,773	27,756
*	U-Cyber Technology Holdings, Ltd.	432,800	10,543
*	United Power Investment, Ltd.	1,664,000	142,943
*	Universal Holdings Ltd	2,770,000	52,208
*	Universe International Holdings, Ltd.	573,339	4,411
	U-Right International Holdings, Ltd.	2,040,000	99,191
	USI Holdings, Ltd.	928,999	249,676
	Van Shung Chong Holdings, Ltd.	359,335	45,602
*	Vanda Systems & Communications Holdings, Ltd.	7,846,000	447,170
#	Varitronix International, Ltd.	534,293	546,911
	Veeko International Holdings, Ltd.	1,420,000	74,582
	Victory City International Holdings, Ltd.	855,350	301,440
*	Vital Biotech Holdings, Ltd.	470,000	15,631
#	Vitasoy International Holdings, Ltd.	1,423,000	410,611
	Wah Ha Realty Co., Ltd.	278,600	54,295
*	Wah Nam International Holdings, Ltd.	38,696	975
	Wai Kee Holdings, Ltd.	1,265,738	269,321
	Wang On Group, Ltd.	47,897	12,267
*	Wellnet Holdings, Ltd.	2,059,200	113,553
	Wheelock Properties, Ltd.	2,360,000	1,163,872
*	Winfoong International, Ltd.	1,210,000	82,204
	Wing On Co. International, Ltd.	565,000	771,002
	Wing Shan International, Ltd.	896,000	47,541
*	Winsan China Investment Group, Ltd.	1,296,000	40,475
*	Wisdom Venture Holdings, Ltd.	398,000	44,755
	Wong’s International (Holdings), Ltd.	737,641	78,883
*	Wonson International Holdings, Ltd.	4,040,000	12,432
	World Houseware (Holdings), Ltd.	605,700	20,232
	Y. T. Realty Group, Ltd.	965,000	122,483
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	148,604
*	Yanion International Holdings, Ltd.	118,000	11,978
*	Yaohan International Holdings, Ltd.	974,000	0

15

	Yau Lee Holdings, Ltd.	534,000	49,878
	YGM Trading, Ltd.	228,000	385,421
	Yip’s Chemical Holdings, Ltd.	674,000	183,491
	Yugang International, Ltd.	11,916,000	201,420
*	Yunnan Enterprises Holdings, Ltd.	240,000	12,026
*	Zhu Kuan Development Co., Ltd.	646,000	46,338
	TOTAL COMMON STOCKS
	(Cost $103,786,186)		$96,696,873

	INVESTMENT IN CURRENCY — (0.1%)
*	Hong Kong Dollars		232,911
	(Cost $232,914)

	RIGHTS/WARRANTS — (0.0%)
# *	Champion Technology Holdings, Ltd. Warrants 02/16/06	265,877	7,636
*	China Credit Holdings Warrants 09/30/09	174,000	2,588
*	Hang Fung Gold Technology, Ltd. Rights 04/20/05	254,000	591
*	New World China Land, Ltd. Rights 04/08/05	2,711,400	3,476
*	Quality Healthcare Asia, Ltd. Warrants 01/13/07	26,760	439
	TOTAL RIGHTS/WARRANTS
	(Cost $0)		$14,730

	TOTAL — HONG KONG
	(Cost $104,019,100)		$96,944,514

		Shares	Value†

SINGAPORE — (13.0%)
COMMON STOCKS — (13.0%)
*	Acma, Ltd.	3,040,700	73,614
	Airocean Group, Ltd.	1,649,000	215,102
*	Alliance Technology & Development, Ltd.	156,000	9,923
	Amtek Engineering, Ltd.	799,625	476,991
*	Apollo Enterprises, Ltd.	193,000	62,550
	Armstrong Industrial Corp.	1,460,000	123,690
*	ASA Group Holdings, Ltd.	586,000	88,066
	Ascott Group, Ltd.	1,807,250	590,280
	Aussino Group, Ltd.	967,000	211,501
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	153,514
#	Beyonics Technology, Ltd.	1,556,640	315,336
*	Blu Inc. Group, Ltd..	729,000	68,451
	Bonvests Holdings, Ltd.	825,000	292,121
	Brilliant Manufacturing, Ltd.	1,855,000	544,594
*	Broadway Industrial Group, Ltd.	461,000	124,146
	Bukit Sembawang Estates, Ltd.	71,334	575,465
*	Central Properties, Ltd.	66,000	0
	Ch Offshore, Ltd.	823,200	171,568
*	Chemical Industries (Far East), Ltd.	105,910	37,533
	China Merchants Holdings Pacific, Ltd.	652,000	247,890
	Chip Eng Seng Corp., Ltd.	1,775,000	150,536
	Chosen Holdings, Ltd.	1,284,000	170,881
	Chuan Hup Holdings, Ltd.	4,385,000	1,885,520
	Chuan Soon Huat Industrial Group, Ltd.	614,000	107,770

16

	CIH, Ltd.	498,460	814,588
*	CK Tang, Ltd.	614,000	136,412
*	Compact Metal Industries, Ltd.	643,000	9,738
	Courts Singapore, Ltd.	495,000	158,924
*	CSC Holdings, Ltd.	672,000	12,125
	CSE Global, Ltd.	1,262,000	423,707
	CWT Distribution, Ltd.	461,500	169,521
	Eagle Brand Holdings, Ltd.	5,158,000	234,254
#	Eastern Asia Technology, Ltd.	1,844,260	295,716
	Eastgate Technology, Ltd.	870,000	42,154
*	Econ International, Ltd.	2,267,000	61,799
	ECS Holdings, Ltd.	1,375,000	249,524
	Eng Wah Organisation, Ltd.	265,000	46,263
*	Firstlink Investments Corp., Ltd.	995,000	84,169
	Freight Links Express Holdings, Ltd.	3,368,000	173,147
	Frontline Technologies Corp., Ltd.	3,170,000	249,710
#	Fu Yu Manufacturing, Ltd.	1,819,000	935,510
	Fuji Offset Plates Manufacturing, Ltd.	33,750	5,162
*	G & W Group Holdings, Ltd.	249,498	27,206
	GB Holdings, Ltd.	200,000	122,359
	Ges International, Ltd.	2,909,000	1,169,712
	GK Goh Holdings, Ltd.	1,494,000	859,219
	Goodpack, Ltd.	1,592,000	1,203,894
	GP Industries, Ltd.	1,516,000	775,976
	Guocoland, Ltd.	1,215,000	911,951
	Hiap Moh Corp., Ltd.	34,874	6,760
	Ho Bee Investment, Ltd.	761,000	158,936
	Hong Fok Corp., Ltd.	1,796,000	255,944
#	Hong Leong Asia, Ltd.	1,048,000	660,040
*	Horizon Education & Technologies, Ltd.	2,054,000	80,801
	Hotel Grand Central, Ltd.	875,280	239,095
	Hotel Plaza, Ltd.	1,189,000	612,524
	Hotel Properties, Ltd.	1,675,000	1,521,392
	Hour Glass, Ltd.	298,000	108,125
#	HTL International Holdings, Ltd.	1,471,875	1,042,667
	Huan Hsin Holdings, Ltd.	1,138,400	613,191
	Hup Seng Huat, Ltd.	900,200	165,884
	Hwa Hong Corp., Ltd.	2,488,000	798,248
	IDT Holdings, Ltd.	718,000	1,065,531
*	Inno-Pacific Holdings, Ltd.	680,000	10,298
	Innovalues Precision, Ltd.	520,000	154,158
	International Factors (Singapore), Ltd.	290,000	106,948
*	Internet Technology Group, Ltd.	874,408	18,539
*	Interra Resources, Ltd.	185,430	9,517
*	Intraco, Ltd.	292,500	55,228
	Isetan (Singapore), Ltd.	122,500	211,500
	Jaya Holdings, Ltd.	2,733,000	1,768,979
	JK Yaming International, Ltd.	907,000	208,796
	Jurong Cement, Ltd.	132,500	53,779
	Jurong Engineering, Ltd.	137,000	184,244
	Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,382,327
	K1 Ventures, Ltd.	5,340,500	856,508
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	1,102,969
	Khong Guan Flour Milling, Ltd.	19,000	17,265

17

	Kian Ann Engineering, Ltd.	868,000	81,627
	Kian Ho Bearings, Ltd.	521,000	50,762
	Koh Brothers, Ltd.	1,494,000	90,051
*	L & M Group Investments, Ltd.	7,107,100	21,527
	Labroy Marine, Ltd.	3,343,000	1,163,535
*	LanTroVision (S), Ltd.	1,117,500	23,873
	Lee Kim Tah Holdings, Ltd.	1,600,000	271,434
*	Leong Hin Holdings, Ltd.	526,000	96,901
*	Liang Huat Aluminium, Ltd.	2,954,000	18,303
	Lion Asiapac, Ltd.	473,000	45,717
	Low Keng Huat Singapore, Ltd.	372,000	95,052
	Lum Chang Holdings, Ltd.	1,134,030	140,824
	Magnecomp International, Ltd.	931,000	405,643
*	Manufacturing Integration Technology, Ltd.	588,000	53,821
	MCL Land, Ltd.	1,427,000	1,778,729
*	Mediaring.Com, Ltd.	3,410,000	319,653
	Metro Holdings, Ltd.	2,256,960	662,721
#	MMI Holdings, Ltd.	1,994,000	403,671
	Multi-Chem, Ltd.	1,263,000	168,105
	Nera Telecommunications, Ltd.	1,450,000	386,116
	New Toyo Intenational Holdings, Ltd.	1,043,000	353,461
#	Norelco Centreline Holdings, Ltd.	941,000	256,191
*	Orchard Parade Holdings, Ltd.	1,084,022	249,326
	Osim International, Ltd.	1,638,000	1,001,308
	Ossia International, Ltd.	728,332	74,901
	Pan-United Corp., Ltd.	2,193,000	458,534
*	Pan-United Marine, Ltd.	1,096,500	186,305
	PCI, Ltd.	734,000	233,152
	Pertama Holdings, Ltd.	459,750	76,454
	Popular Holdings, Ltd.	1,813,000	417,744
	PSC Corp., Ltd.	5,723,200	259,505
*	Qian Hu Corp., Ltd.	408,200	77,288
	Robinson & Co., Ltd.	284,832	1,061,289
	Rotary Engineering, Ltd.	1,624,000	383,418
	San Teh, Ltd.	838,406	177,644
	SBS Transit, Ltd.	1,011,000	1,408,199
	Sea View Hotel, Ltd.	66,000	3,123
*	Seatown Corp., Ltd.	101,000	1,836
	Sembawang Kimtrans, Ltd.	1,295,000	148,952
	Sin Soon Huat, Ltd.	1,307,000	86,835
	Sing Investments & Finance, Ltd.	94,500	106,512
#	Singapore Food Industries, Ltd.	1,707,000	1,085,443
	Singapore Reinsurance Corp., Ltd	1,540,935	247,439
	Singapore Shipping Corp., Ltd.	1,930,000	490,619
	Singapura Finance, Ltd.	139,250	125,578
	SMB United, Ltd.	2,010,000	188,503
	SNP Corp., Ltd.	466,495	270,955
*	SP Corp., Ltd.	454,000	16,528
	Ssangyong Cement (Singapore), Ltd.	236,000	131,409
	Stamford Land Corp., Ltd.	3,229,000	469,143
	Straits Trading Co., Ltd.	1,117,200	1,616,815
*	Sunright, Ltd.	378,000	65,114
	Superbowl Holdings, Ltd.	490,000	65,219
	Superior Metal Printing, Ltd.	490,500	50,491

18

	Thakral Corp., Ltd.	6,028,000	420,143
	Tiong Woon Corp. Holding, Ltd.	906,000	161,647
*	Transmarco, Ltd.	106,500	46,774
	Trek 2000 International, Ltd.	1,004,000	294,548
	TSM Resources, Ltd.	1,502,000	263,730
#	TT International, Ltd.	2,109,600	249,214
*	Tuan Sing Holdings, Ltd.	3,362,000	193,502
*	Ultro Technologies, Ltd.	530,000	29,017
	Unisteel Technology, Ltd.	974,000	1,026,156
	United Engineers, Ltd.	846,666	901,845
	United Overseas Insurance, Ltd.	125,500	280,987
	United Pulp & Paper Co., Ltd.	354,000	91,230
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,008,512
	Vicom, Ltd.	120,000	70,514
#	WBL Corp., Ltd.	647,000	1,316,102
	Xpress Holdings, Ltd.	1,392,000	50,682
*	Yongnam Holdings, Ltd.	1,506,000	27,370
TOTAL COMMON STOCKS
(Cost $56,304,311)			$53,895,246

RIGHTS/WARRANTS — (0.0%)
*	China Dairy Group Warrants 12/22/07	300,400	7,734
*	Goodpack, Ltd. Rights 04/08/05	199,000	24,713
TOTAL RIGHTS/WARRANTS
(Cost $0)			$32,447

TOTAL — SINGAPORE
(Cost $56,304,311)			$53,927,693

	Shares	Value†

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Exergy, Inc. (Cost $0)	7,260	0

		Shares	Value†

NEW ZEALAND — (5.1%)
COMMON STOCKS — (5.0%)
	AFFCO Holdings, Ltd.	1,806,887	539,749
	Cavalier Corp., Ltd.	283,674	766,704
	CDL Hotels New Zealand, Ltd.	1,387,344	572,896
*	CDL Investments New Zealand, Ltd.	306,025	80,445
	Colonial Motor Co., Ltd.	126,795	257,633
*	Cue Energy Resources NL	452,354	74,255
	Ebos Group, Ltd.	112,108	322,679
*	Evergreen Forests, Ltd.	323,301	68,947
	Hallenstein Glassons Holdings, Ltd.	241,638	681,445
	Hellaby Holdings, Ltd.	201,679	905,759
	Horizon Energy Distribution, Ltd.	40,420	119,321
	Met Lifecare, Ltd.	270,895	750,572

19

	Michael Hill International, Ltd.	156,746	903,082
# *	New Zealand Oil & Gas, Ltd.	584,872	396,118
	New Zealand Refining Co., Ltd.	84,779	1,994,141
	Northland Port Corp. (New Zealand), Ltd.	219,997	429,720
	Nuplex Industries, Ltd.	271,267	959,192
*	Pacific Retail Group, Ltd.	194,156	269,083
	Port of Tauranga, Ltd.	541,952	1,897,141
*	Provenco Group, Ltd.	281,600	168,174
	Pyne Gould Guinness, Ltd.	229,634	335,081
	Restaurant Brand New Zealand, Ltd.	369,175	317,937
	Richina Pacific, Ltd.	309,644	171,758
*	Rubicon, Ltd.	995,760	709,417
	Ryman Healthcare Group, Ltd.	415,999	1,118,432
	Sanford, Ltd.	418,047	1,308,364
	Scott Technology, Ltd.	60,843	108,137
*	Seafresh Fisheries (NZ)	80,520	1,604
	South Port New Zealand, Ltd.	30,744	24,063
	Steel & Tube Holdings, Ltd.	379,638	1,199,508
*	Tasman Farms	157,056	0
	Taylors Group, Ltd.	29,646	52,928
	Tourism Holdings, Ltd.	402,452	507,180
*	Trans Tasman Properties, Ltd.	2,311,308	624,399
	Waste Management NZ, Ltd.	430,471	1,876,489
	Wrightson, Ltd.	279,834	358,091
TOTAL COMMON STOCKS
(Cost $11,977,485)			$20,870,444

INVESTMENT IN CURRENCY — (0.1%)
*	New Zealand Dollar		131,943
(Cost $131,111)
TOTAL — NEW ZEALAND
(Cost $12,108,596)			$21,002,387

	Shares	Value†

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Aliran Ihsan Resources Berhad	1,650	304
* Autoways Holdings Berhad	10,000	3,395
* Jaks Resources Berhad	11,975	5,194
* Promet Berhad	1,143,000	87,229
* Rekapacific Berhad	473,000	0
TOTAL COMMON STOCKS
(Cost $983,525)		$96,122

PREFERRED STOCKS — (0.0%)
* Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	17,882	1,341
(Cost $229,462)
TOTAL — MALAYSIA
(Cost $1,212,987)		$97,463

20

	Shares	Value†

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
* Tarquin Resources P.L.C. (Cost $0)	23,875	1,128

	Face
	Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (16.3%)

Repurchase Agreement, Deutsche Bank Securities 2.70%, 04/01/05 (Collateralized by $143,467,737 U.S. Treasury Strips, 08/15/20, valued at $65,756,195) to be repurchased at $65,759,065 (Cost $65,754,133)	$65,754	65,754,133

Repurchase Agreement, PNC Capital Markets, Inc. 2.61%, 04/01/05 (Collateralized by $2,071,000 FNMA Notes 2.95%, 11/14/07, valued at $2,083,944) to be repurchased at $2,053,149 (Cost $2,053,000)	2,053	2,053,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $67,807,133)		$67,807,133

TOTAL INVESTMENTS — (100.0%)
(Cost $385,873,637) ††		$415,064,052

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $385,923,523.

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

		Shares	Value†

UNITED KINGDOM — (98.4%)
COMMON STOCKS — (98.3%)
	4imprint P.L.C.	50,375	$221,050
	600 Group P.L.C.	125,656	173,299
	Abacus Group P.L.C.	77,082	325,515
	Abbeycrest P.L.C.	42,590	41,446
	Abbot Group P.L.C.	385,316	1,584,698
	Aberdeen Asset Management P.L.C.	420,124	1,005,738
	Acal P.L.C.	37,689	261,148
*	Acambis P.L.C.	159,373	713,668
	AEA Technology P.L.C.	96,276	236,480
	AGA Food Service Group P.L.C.	257,472	1,557,144
	Aggreko P.L.C.	550,572	1,869,238
	Air Partner P.L.C.	15,611	162,631
*	Airflow Streamlines P.L.C.	20,500	22,663
	Airsprung Furniture Group P.L.C.	18,314	9,300
	Alba P.L.C.	105,025	1,062,750
	Alexandra P.L.C.	86,243	183,178
	Alexon Group P.L.C.	123,392	699,518
*	Alizyme P.L.C.	316,770	769,370
	Alpha Airports Group P.L.C.	392,541	704,688
	Alphameric P.L.C.	254,907	378,211
*	Alterian P.L.C.	68,403	130,589
	Alumasc Group P.L.C.	100,245	321,886
*	Amberley Group P.L.C.	200,000	44,486
	Amec P.L.C.	49,000	295,349
	Amstrad P.L.C.	149,652	434,119
	Anglo Eastern Plantations P.L.C.	87,249	296,118
	Anglo Pacific Group P.L.C.	199,223	477,055
*	Anite Group P.L.C.	785,352	865,136
*	Antisoma P.L.C.	437,752	189,807
*	API Group P.L.C.	64,073	194,879
*	Applied Optical Technologies P.L.C.	75,383	43,277
*	ARC International P.L.C.	289,912	226,892
*	Arena Leisure P.L.C.	1,136,685	868,777
*	Argonaut Games, Ltd.	100,000	5,905
	Arla Foods UK P.L.C.	1,658,226	1,956,254
	Arm Holdings P.L.C.	127,000	253,009
	Arriva P.L.C.	129,697	1,287,085
*	Ashtead Group P.L.C.	674,240	1,301,775
	Ashtenne Holdings P.L.C.	51,168	445,445
*	Aston Villa P.L.C.	12,961	80,635
	Atkins (WS) P.L.C.	214,549	2,598,346
	Atrium Underwriting P.L.C.	88,040	307,852
	Austin Reed Group P.L.C.	68,999	152,918

1

	Autologic Holdings P.L.C.	82,734	406,976
*	Autonomy Corp. P.L.C.	192,547	668,691
	Avesco P.L.C.	29,998	70,587
	Aveva Group P.L.C.	43,166	548,877
	Avis Europe P.L.C.	1,767,228	2,138,600
	Avon Rubber P.L.C.	59,463	246,290
	AWG P.L.C.	16,000	250,070
*	Axis-Shield P.L.C.	94,475	450,787
	Axon Group P.L.C.	88,403	350,730
	Babcock International Group P.L.C.	462,763	1,302,196
	Baggeridge Brick P.L.C.	98,000	366,142
*	Bailey (C.H.) P.L.C.	109,500	33,626
*	Bailey (C.H.) P.L.C. Class B	10,000	42,519
*	Baltimore Technologies P.L.C.	485	15,794
	Barr (A.G.) P.L.C.	43,000	750,711
	Beale P.L.C.	22,161	33,503
	Beattie (James) P.L.C.	132,247	282,296
*	Bede P.L.C.	135,978	131,577
	Belhaven Brewery Group P.L.C.	64,870	538,364
	Bellway P.L.C.	127,364	2,119,105
	Ben Bailey P.L.C.	26,000	226,777
	Bespak P.L.C.	59,782	569,853
*	Biocompatibles International P.L.C.	54,080	230,833
*	Bioquell P.L.C.	50,194	106,527
	Biotrace International P.L.C.	75,000	123,825
	Birse Group P.L.C.	421,901	99,628
	Black Arrow Group P.L.C.	56,500	79,963
	Blacks Leisure Group P.L.C.	85,270	773,416
	Bloomsbury Publishing P.L.C.	148,970	941,242
	Body Shop International P.L.C.	583,233	2,198,238
	Bodycote International P.L.C.	661,928	2,163,521
	Boot (Henry) P.L.C.	71,794	628,217
	Bovis Homes Group P.L.C.	273,016	3,483,167
	BPP Holdings P.L.C.	106,500	703,682
*	Bradstock Group P.L.C.	5,200	4,324
	Braemar Seascope Group P.L.C.	39,266	301,585
	Brammer P.L.C.	119,123	402,929
	Brandon Hire P.L.C.	51,098	160,925
	Brewin Dolphin Holdings P.L.C.	378,661	866,130
	Bristol Water Group P.L.C.	35,257	424,812
	Britannic P.L.C.	261,455	2,324,179
	British Polythene Industries P.L.C.	56,740	393,992
	British Vita P.L.C.	425,448	2,851,286
	Brixton P.L.C.	296,900	1,913,362
	Broadcastle P.L.C.	74,468	127,939
*	Brown & Jackson P.L.C.	748,566	722,641
	Brown (N) Group P.L.C.	562,850	1,328,512
	BSS Group P.L.C.	51,710	1,044,632
*	BTG P.L.C.	284,452	529,416
	Business Post Group P.L.C.	157,099	1,958,674
	BWD Securities P.L.C.	40,834	385,830
	Caffyns P.L.C.	6,000	95,943
*	Cambridge Antibody Technology Group P.L.C.	77,902	971,149
	Capital & Regional P.L.C.	132,559	1,739,982

2

	Capital Radio P.L.C.	146,252	1,116,609
	Carclo P.L.C.	114,684	146,527
	Care UK P.L.C.	111,323	839,198
	Carillion P.L.C.	455,619	2,100,761
*	Carlisle Holdings, Ltd.	8,709	57,170
	Carpetright P.L.C.	125,839	2,360,610
	Carr’s Milling Industries P.L.C.	19,000	195,289
	Castings P.L.C.	79,000	288,854
*	Celtic P.L.C.	40,759	33,891
	Chamberlin & Hill P.L.C.	18,000	71,999
	Chapelthorpe P.L.C.	656,803	223,475
	Character Group P.L.C.	97,314	91,273
	Charles Taylor Consulting P.L.C.	67,918	325,318
*	Charter P.L.C.	305,488	1,561,612
	Chemring Group P.L.C.	51,708	437,980
	Chesnara P.L.C.	92,900	223,196
*	Chime Communications P.L.C.	354,020	200,830
	Chloride Group P.L.C.	485,500	560,532
	Christie Group P.L.C.	53,263	98,592
	Chrysalis Group P.L.C.	328,544	1,072,159
	Churchill China P.L.C.	30,000	131,331
	City North Group P.L.C.	33,044	170,047
	City Restaurant Group P.L.C.	400,399	1,001,978
	Clarkson (Horace) P.L.C.	44,733	759,404
*	Clinical Computing P.L.C.	46,666	22,014
	Clinton Cards P.L.C.	433,380	749,519
*	CLS Holdings P.L.C.	166,734	1,354,899
	CML Microsystems P.L.C.	28,361	196,466
	Colefax Group P.L.C.	60,000	115,416
	Collins Stewart Tullett P.L.C.	137,946	1,047,237
*	Colt Telecom Group P.L.C.	2,574,360	2,429,297
	Comino Group P.L.C.	30,924	129,993
	Communisis P.L.C.	237,134	522,324
	Compel Group P.L.C.	75,752	134,801
	Computacenter P.L.C.	452,614	2,540,092
*	Cookson Group P.L.C.	2,842,939	2,147,902
	Coral Products P.L.C.	50,000	25,112
	Corin Group P.L.C.	73,178	432,494
*	Corporate Services Group P.L.C.	1,704,859	379,704
	Cosalt P.L.C.	30,700	192,336
*	Costain Group P.L.C.	1,176,378	1,006,181
	Country & Metropolitan P.L.C.	45,039	251,380
	Countrywide P.L.C.	185,800	1,148,251
*	Courts P.L.C.	110,722	28,247
	Cox Insurance Holdings P.L.C.	609,714	1,043,571
	Cranswick P.L.C.	97,180	1,039,356
	Crest Nicholson P.L.C.	267,250	2,254,397
	Creston P.L.C.	31,812	92,865
	Croda International P.L.C.	266,686	1,878,796
	Cropper (James) P.L.C.	22,000	79,548
	Daejan Holdings P.L.C.	25,000	1,376,478
	Dairy Crest Group P.L.C.	274,123	2,401,012
*	Dana Petroleum P.L.C.	172,959	1,785,239
*	Danka Business Systems P.L.C.	367,079	141,519

3

	Dart Group P.L.C.	74,000	530,661
*	Datamonitor P.L.C.	136,693	430,267
	Davis Service Group P.L.C.	227,016	1,877,213
	Dawson Holdings P.L.C.	144,502	495,027
*	Dawson International P.L.C.	100,688	24,701
	De La Rue P.L.C.	396,422	2,862,672
	De Vere Group P.L.C.	128,252	1,291,778
	Dechra Pharmaceiticals P.L.C.	111,880	423,432
	Dee Valley Group P.L.C.	4,214	67,766
	Delta P.L.C.	289,145	609,223
	Deltron Electronics P.L.C.	90,964	136,405
	Derwent Valley Holdings P.L.C.	119,568	2,484,975
	Detica Group P.L.C.	49,413	690,362
	Development Securities P.L.C.	57,390	518,513
	Devro P.L.C.	312,418	755,150
	Dewhurst P.L.C.	9,000	33,383
	Dewhurst P.L.C. Class A Non-Voting	15,500	48,345
	Dicom Group P.L.C.	43,234	777,201
*	Dimension Data Holdings P.L.C.	939,000	580,703
	Diploma P.L.C.	49,895	682,507
	Domestic & General Group P.L.C.	77,535	1,309,209
	Domino Printing Sciences P.L.C.	355,935	1,737,836
	Domnick Hunter Group P.L.C.	70,060	548,634
*	Dowding & Mills P.L.C.	336,440	122,514
	DRS Data Research Services P.L.C.	26,825	19,546
	DTZ Holdings P.L.C.	114,500	441,347
*	Durlacher Corp. P.L.C.	15,272	31,313
	Dyson Group P.L.C.	66,003	487,865
	East Surrey Holdings P.L.C.	234,414	1,847,597
*	Easyjet P.L.C.	1,068,671	4,346,669
*	Easynet Group P.L.C.	214,628	332,746
*	Easyscreen P.L.C.	72,275	20,497
*	Edinburgh Oil & Gas P.L.C.	68,779	324,898
*	Eidos P.L.C.	200,222	244,774
	Eleco P.L.C.	104,685	61,988
	Electronic Data Processing P.L.C.	55,200	82,305
*	Elementis P.L.C.	955,009	900,528
*	Emerald Energy P.L.C.	72,830	254,336
*	Emess P.L.C.	480,556	74,812
	Ennstone P.L.C.	597,367	490,785
*	Enodis P.L.C.	854,858	1,811,499
*	Entertainment Rights P.L.C.	633,958	260,570
	Erinaceous Group P.L.C.	54,863	240,359
*	Eurodis Electron P.L.C.	1,230,802	48,103
	Euromoney Institutional Investors P.L.C.	205,774	1,777,457
*	European Colour P.L.C.	82,090	23,664
	European Motor Holdings P.L.C.	118,325	534,514
	Expro International Group P.L.C.	163,241	1,337,744
	Fenner P.L.C.	236,681	637,682
*	Ferguson International Holdings P.L.C.	89,105	40,413
	Ferraris Group P.L.C.	63,540	112,844
*	Fibernet Group P.L.C.	86,796	151,710
*	FII Group P.L.C.	41,166	5,251
	Filtronic P.L.C.	146,357	647,923

4

*	Financial Objects P.L.C.	17,000	14,744
	Findel P.L.C.	175,505	1,608,742
	First Choice Holidays P.L.C.	862,478	2,814,178
	First Technology P.L.C.	150,733	961,507
	Fisher (James) & Sons P.L.C.	100,909	622,906
	FKI P.L.C.	1,185,238	2,376,959
	Forminster P.L.C.	43,333	18,012
	Forth Ports P.L.C.	142,983	3,720,934
	Fortress Holdings P.L.C.	120,728	31,370
*	Fortune Oil P.L.C.	3,248,130	435,668
	Freeport P.L.C.	53,348	385,251
	French Connection Group P.L.C.	284,510	1,565,760
	Fuller, Smith & Turner P.L.C. Series A	20,000	326,215
	Fulmar P.L.C.	107,500	199,614
	Future Network P.L.C.	507,787	777,888
	Galliford Try P.L.C.	517,870	557,122
	Game Group P.L.C.	747,530	1,257,755
	Games Workshop Group P.L.C.	62,793	850,005
*	Garton Engineering P.L.C.	10,248	0
*	Gaskell P.L.C.	36,000	1,701
	GB Group P.L.C.	250,000	146,212
	Geest P.L.C.	147,886	1,832,733
*	Genetix Group P.L.C.	92,497	96,113
	Get Group P.L.C.	20,485	100,703
	Gibbs & Dandy P.L.C.	13,681	114,020
	Gleeson (M.J.) Group P.L.C.	112,355	571,537
*	Global Natural Energy P.L.C.	11,004	31,908
*	Glotel P.L.C.	49,741	92,639
	Go-Ahead Group P.L.C.	93,733	2,594,037
	Goldshield Group P.L.C.	50,190	258,560
	Grainger Trust P.L.C.	242,780	1,826,893
	Great Portland Estates P.L.C.	307,973	1,904,976
	Greene King P.L.C.	92,950	2,281,613
*	Greenwich Resources P.L.C.	438,664	22,589
	Greggs P.L.C.	26,899	2,353,191
*	Gresham Computing P.L.C.	110,434	596,018
	Group 4 Securicor P.L.C.	88,013	227,929
	Guiness Peat Group P.L.C.	1,137,590	1,667,212
	GWR Group P.L.C.	225,354	999,606
*	Gyrus Group P.L.C.	173,355	845,380
	Halma P.L.C.	806,236	2,453,483
	Halstead (James) Group P.L.C.	52,208	550,083
*	Hampson Industries P.L.C.	542,805	266,660
*	Hampton Trust P.L.C.	232,050	6,030
	Hardy Underwriting Group P.L.C.	46,683	167,251
	Hardys & Hansons P.L.C.	48,000	599,145
*	Harvey Nash Group P.L.C.	183,750	259,943
	Havelock Europa P.L.C.	67,569	152,258
*	Hawtin P.L.C.	196,500	45,512
	Haynes Publishing Group P.L.C.	14,703	109,810
	Headlam Group P.L.C.	169,274	1,402,478
	Heath (Samuel) & Sons P.L.C.	7,500	68,740
	Helical Bar P.L.C.	28,750	626,438
	Helphire Group P.L.C.	228,690	859,765

5

*	Heywood Williams Group P.L.C.	173,468	295,790
	Highbury House Communications P.L.C.	439,166	80,854
	Highway Insurance Holdings P.L.C.	467,933	344,707
	Hill & Smith Holdings P.L.C.	135,272	418,095
	Hiscox P.L.C.	476,866	1,448,976
	Hit Entertainment P.L.C.	273,440	1,539,731
	Hitachi Capital (UK) P.L.C.	124,239	551,840
	Holidaybreak P.L.C.	99,292	1,189,216
	Homeserve P.L.C.	130,731	2,203,838
*	Homestyle Group P.L.C.	139,717	248,484
	Hornby P.L.C.	77,295	344,852
	House of Fraser P.L.C.	481,332	1,014,636
	Hunting P.L.C.	230,567	1,034,984
	Huntleigh Technology P.L.C.	90,597	673,103
	Huntsworth P.L.C.	480,401	185,362
	Hyder Consulting P.L.C.	17,790	68,478
*	Hydro International P.L.C.	27,669	49,986
	ICM Computer Group P.L.C.	37,114	262,260
	IFX Group P.L.C.	34,486	68,167
*	Imagination Technologies Group P.L.C.	266,048	377,312
*	IMS Group P.L.C.	75,000	6,378
	Incepta Group P.L.C.	280,643	318,089
	Incisive Media P.L.C.	191,691	616,333
	Independent Media Distribution P.L.C.	21,621	24,127
*	Industrial & Commercial Holdings P.L.C.	5,000	142
	Infast Group P.L.C.	301,224	123,856
*	Intec Telecom Systems P.L.C.	654,113	838,586
	Intelek P.L.C.	99,880	23,639
	Intertek Group P.L.C.	70,100	1,024,088
	Intserve P.L.C.	232,124	1,503,656
*	Invensys P.L.C.	5,864,457	1,717,954
	Inveresk P.L.C.	150,000	39,109
	ISIS Asset Management P.L.C.	268,751	1,143,194
	Isoft Group P.L.C.	210,764	1,387,088
	Isotron P.L.C.	50,325	571,335
	Ite Group P.L.C.	518,511	968,780
*	Itouch International P.L.C.	882,895	542,321
*	Jarvis Porter Group P.L.C.	99,894	13,201
	JJB Sports P.L.C.	448,783	1,781,509
	JKX Oil and Gas P.L.C.	264,746	697,759
	John David Group P.L.C.	114,500	559,867
	Johnson Service Group P.L.C.	126,960	1,102,331
*	Kalamazoo Computer Group P.L.C.	56,120	1,856
	KBC Advanced Technologies P.L.C.	68,734	55,203
	Keller Group P.L.C.	125,955	706,139
	Kensington Group P.L.C.	98,187	1,103,050
*	Kewill Systems P.L.C.	179,299	219,947
	Kidde P.L.C.	232,000	732,544
	Kier Group P.L.C.	75,365	1,223,193
	Kiln P.L.C.	383,129	586,842
	Kingston Communications P.L.C.	850,036	1,142,027
	Kleeneze P.L.C.	109,256	310,215
*	Knowledge Support Systems Group P.L.C.	25,000	0
	La Fitness P.L.C.	53,738	201,903

6

	Laing (John) P.L.C.	411,985	1,891,015
	Laird Group P.L.C.	332,738	2,158,124
	Lambert Howarth Group P.L.C.	43,203	243,603
*	Lastminute.com P.L.C.	504,477	1,104,712
	Latchways P.L.C.	15,838	128,665
*	Laura Ashley Holdings P.L.C.	2,505,661	557,922
	Lavendon Group P.L.C.	81,799	278,362
	Lincat Group P.L.C.	19,000	186,588
	Linton Park P.L.C.	39,000	355,463
	Litho Supplies P.L.C.	20,000	24,423
*	London Clubs International P.L.C.	462,430	979,918
	London Industrial P.L.C.	383,280	1,699,674
	London Merchant Securities P.L.C.	675,592	2,630,013
	London Scottish Bank P.L.C.	306,694	724,175
	Lookers P.L.C.	63,057	393,972
*	Lorien P.L.C.	60,000	75,033
	Low & Bonar P.L.C.	166,108	412,893
	Luminar P.L.C.	156,197	1,460,521
	Lupus Capital P.L.C.	429,989	107,650
*	M.L. Laboratories P.L.C.	377,657	140,686
	Macfarlane Group P.L.C.	228,287	151,532
	Macro 4 P.L.C.	45,932	247,366
	Maiden Group P.L.C.	16,800	76,316
	Mallett P.L.C.	24,837	120,862
	Management Consulting Group P.L.C.	389,221	434,069
	Manchester United P.L.C.	609,642	3,120,181
	Manganese Bronze Holdings P.L.C.	32,184	134,026
	Marchpole Holdings P.L.C.	271,422	135,862
	Marlborough Stirling P.L.C.	408,654	318,722
	Marshalls P.L.C.	306,892	1,742,292
*	Marylebone Warwick Balfour Group P.L.C.	239,501	481,221
	Matalan P.L.C.	84,701	377,069
*	Mayflower Corp. P.L.C.	550,636	70,238
	McAlpine (Alfred) P.L.C.	220,797	1,343,114
	McBride P.L.C.	382,113	1,092,954
	McCarthy & Stone P.L.C.	228,916	2,857,262
	McKay Securities P.L.C.	97,232	471,713
*	Medical Solutions P.L.C.	140,731	18,912
*	Medisys P.L.C.	586,814	39,027
	Meggitt P.L.C.	514,738	2,560,875
*	Melrose Resources P.L.C.	163,459	905,137
	Menzies (John) P.L.C.	103,775	1,121,104
	Merchant Retail Group P.L.C.	185,666	549,397
	Merrydown P.L.C.	59,927	189,692
	Mersey Docks & Harbour Co. P.L.C.	117,087	2,138,006
	Metal Bulletin P.L.C.	95,500	463,960
	Metalrax Group P.L.C.	358,740	562,688
	MFI Furniture Group P.L.C.	60,855	134,474
	Mice Group P.L.C.	174,886	137,178
	Michael Page International P.L.C.	713,472	2,615,752
*	Microgen P.L.C.	204,383	287,429
	Millennium and Copthorne Hotels P.L.C.	80,633	601,036
	Minerva P.L.C.	266,135	1,257,866
	Mitie Group P.L.C.	673,287	2,052,488

7

	Molins P.L.C.	68,000	214,670
*	Monsoon P.L.C.	71,000	396,985
*	Morgan Crucible Company P.L.C.	618,733	2,245,843
	Morgan Sindall P.L.C.	78,265	1,009,570
	Morse P.L.C.	277,169	562,749
	Moss Brothers Group P.L.C.	163,400	353,476
	Mothercare P.L.C.	108,476	566,464
	Mouchel Parkman P.L.C.	196,417	871,568
	Mowlem (John) & Co. P.L.C.	347,397	1,318,317
	MS International P.L.C.	71,500	108,654
	MSB International P.L.C.	16,000	20,844
	Mtl Instruments Group P.L.C.	24,678	136,455
	Mucklow (A & J) Group P.L.C.	175,000	1,243,784
*	Music Choice Europe P.L.C.	33,796	5,900
*	My Travel Group P.L.C.	628,934	69,579
	National Express Group P.L.C.	25,000	426,429
*	Ncipher P.L.C.	53,964	257,364
	Nestor Healthcare Group P.L.C.	180,200	536,210
*	Netstore P.L.C.	143,737	114,147
*	New Avesco P.L.C.	29,998	62,074
	Newcastle United P.L.C.	198,896	170,850
	Next Fifteen Communtications P.L.C.	25,000	26,270
	Nichols P.L.C.	66,550	213,905
	Nord Anglia Education P.L.C.	63,924	117,581
	Northamber P.L.C.	75,888	155,127
	Northern Foods P.L.C.	527,042	1,536,066
	Northern Recruitment Group P.L.C.	33,485	126,191
*	Northgate Information Solutions P.L.C.	1,140,585	1,461,957
	Northgate P.L.C.	123,766	2,100,829
	Novar P.L.C.	646,454	2,271,808
*	NSB Retail P.L.C.	782,732	392,662
*	NXT P.L.C.	125,976	143,453
	Ocean Wilsons Holdings, Ltd.	84,250	475,416
*	Osmetech P.L.C.	669,354	33,548
	Ottakar’s P.L.C.	34,693	173,174
	Owen (H.R.) P.L.C.	46,993	178,310
*	Oxford Biomedica, Ltd.	573,967	217,498
	Oxford Instruments P.L.C.	63,163	297,044
*	Pace Micro Technology P.L.C.	428,871	308,131
	Paladin Resources P.L.C.	727,416	2,512,166
	Paragon Group of Companies P.L.C.	153,200	1,158,550
	Parity Group P.L.C.	381,072	44,920
	Park Group P.L.C.	291,600	158,886
*	Partridge Fine Arts P.L.C.	58,000	78,916
	Pendragon P.L.C.	239,375	1,393,273
	Penna Consulting P.L.C.	33,000	82,795
*	Pharmagene P.L.C.	160,000	78,410
	Photo-Me International P.L.C.	850,594	1,699,334
	PHS Group P.L.C.	1,099,267	1,797,488
*	Phytopharm P.L.C.	93,768	217,245
	Pillar Property P.L.C.	171,938	2,470,686
	Pittards P.L.C.	60,985	23,557
*	Planestation Group P.L.C.	76,551	18,083
	Planit Holdings P.L.C.	235,000	97,249

8

*	Plasmon P.L.C.	135,733	308,401
	Portmeirion Group P.L.C.	22,856	72,250
	Porvair P.L.C.	62,000	134,387
	Premier Farnell P.L.C.	393,336	1,261,764
*	Premier Oil P.L.C.	172,628	1,827,370
*	Pressac P.L.C.	78,129	4,811
	Primary Health Properties P.L.C.	23,784	133,710
*	Primback Units	135,600	0
*	Probus Estates P.L.C.	83,333	236
*	Protherics P.L.C.	557,510	519,411
*	Provalis P.L.C.	796,584	88,927
	PSD Group P.L.C.	43,500	223,934
	Psion P.L.C.	709,704	836,920
	PZ Cuzzons P.L.C.	40,541	964,207
*	QA P.L.C.	158,950	10,563
	Quantica P.L.C.	76,321	86,392
	Quintain Estates & Development P.L.C.	159,407	1,605,318
*	QXL Ricardo P.L.C.	130	3,867
	RAC P.L.C.	142,900	2,504,666
	Radamec Group P.L.C.	35,000	18,916
	Radstone Technology P.L.C.	67,511	358,307
	Ransom (William) & Son P.L.C.	30,000	25,543
	Redrow P.L.C.	353,047	2,679,551
*	Redstone P.L.C.	257,485	35,277
	Reed Health Group P.L.C.	155,333	117,457
	Reg Vardy P.L.C.	112,005	1,122,258
*	Regent Inns P.L.C.	212,667	353,661
*	Regus Group P.L.C.	1,049,446	2,098,003
	Reliance Security Group P.L.C.	66,349	673,054
	Renishaw P.L.C.	188,734	2,613,169
	Renold P.L.C.	153,256	200,077
*	Retail Decisions P.L.C.	562,639	335,115
	Ricardo P.L.C.	114,409	568,574
	Richmond Foods P.L.C.	40,237	516,905
*	Richmond Oil & Gas P.L.C.	220,000	0
	RM P.L.C.	201,697	703,285
*	RMS Communications P.L.C.	15,000	0
	Robert Walters P.L.C.	124,017	298,676
	Robert Wiseman Dairies P.L.C.	199,037	1,014,437
	ROK property solutions P.L.C.	58,166	581,296
	Rotork P.L.C.	193,328	1,700,292
	Roxboro Group P.L.C.	59,608	417,902
	Royalblue Group P.L.C.	47,200	528,631
	RPC Group P.L.C.	138,353	659,048
	RPS Group P.L.C.	410,537	1,107,100
	Rugby Estates P.L.C.	15,328	91,728
	Rutland Trust P.L.C.	174,255	145,002
	S & U P.L.C.	21,140	237,759
*	Safeland P.L.C.	25,000	37,651
	Salvesen (Christian) P.L.C.	533,873	660,419
	Sanctuary Group P.L.C.	696,233	542,266
	Savills P.L.C.	121,119	1,412,680
	Scapa Group P.L.C.	163,581	96,763
*	Scipher P.L.C.	34,563	735

9

	Scottish Radio Holdings P.L.C.	75,876	1,397,469
	SCS Upholstery P.L.C.	66,745	487,046
*	SDL P.L.C.	95,883	215,699
	Secure Trust Group P.L.C.	29,802	250,792
*	Secure Ventures (No. 1) P.L.C.	62,500	0
*	Secure Ventures (No. 2) P.L.C.	62,500	1,772
*	Secure Ventures (No. 3) P.L.C.	62,500	0
*	Secure Ventures (No. 4) P.L.C.	62,500	1,772
*	Secure Ventures (No. 5) P.L.C.	62,500	2,067
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
	Senior P.L.C.	513,280	439,809
	Serco Group P.L.C.	235,235	1,085,673
*	Servicepower Technologies P.L.C.	150,000	80,957
	Severfield-Rowan P.L.C.	26,211	267,016
*	SFI Holdings, Ltd. Series A	26,713	15,649
	Shaftesbury P.L.C.	280,879	1,874,744
	Shanks & McEwan Group P.L.C.	494,020	1,319,735
	Shiloh P.L.C.	14,500	25,620
	SHL Group P.L.C.	73,174	198,073
	Shore Capital Group P.L.C.	344,465	265,143
	SIG P.L.C.	273,601	3,218,348
*	Simon Group P.L.C.	348,089	296,348
	Sinclair (William) Holdings P.L.C.	53,000	59,817
	Singer & Friedlander Group P.L.C.	391,896	2,084,747
	Sirdar P.L.C.	69,754	57,846
*	Skyepharma P.L.C.	1,261,010	1,285,673
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	276,376
	SMG P.L.C.	574,831	1,171,333
	Smith (David S.) Holdings P.L.C.	901,625	2,681,949
	Smith (James) Estates P.L.C.	17,524	160,577
	Smith (WH) P.L.C.	216,982	1,465,058
*	Soco International P.L.C.	156,745	1,381,282
	Somerfield P.L.C.	722,361	2,862,637
	Sondex P.L.C.	118,851	495,201
	Southampton Leisure Holdings P.L.C.	19,615	11,765
	Spectris P.L.C.	283,051	2,708,443
	Speedy Hire P.L.C.	90,349	1,111,405
	Spirax-Sarco Engineering P.L.C.	145,044	1,961,058
*	Spirent P.L.C.	1,935,288	2,342,538
*	Sportech P.L.C.	846,974	176,782
	Spring Group P.L.C.	406,488	803,440
	SSL International P.L.C.	416,954	2,388,852
	St. Ives P.L.C.	204,596	1,392,858
	St. Modwen Properties P.L.C.	228,607	1,533,878
	Stanelco P.L.C.	1,201,354	392,112
	Stanley (Charles) Group P.L.C.	86,800	467,356
	Stanley Leisure P.L.C.	237,264	1,888,407
*	Sterling Publishing Group P.L.C.	75,298	13,489
	Stylo P.L.C.	64,096	66,560
*	Superscape P.L.C.	274,005	234,359
*	Surfcontrol P.L.C.	64,982	771,371
	Swallowfield P.L.C.	15,000	27,583
	Sygen International P.L.C.	492,975	335,992

10

	T&F Informa Group P.L.C.	355,029	2,826,032
	T. Clarke P.L.C.	25,258	322,430
*	Tadpole Technology P.L.C.	427,207	56,608
*	Tandem Group P.L.C.	327,365	0
	Tarsus Group P.L.C.	86,934	221,151
	Taylor Nelson AGB P.L.C.	109,000	457,008
	Ted Baker P.L.C.	82,767	794,764
	Teesland P.L.C.	69,925	91,012
*	Telecity P.L.C.	599,148	232,588
	Telecom Plus P.L.C.	125,297	443,913
	Telemetrix P.L.C.	177,320	410,817
*	Telspec P.L.C.	25,000	7,095
*	Terence Chapman Group P.L.C.	62,500	375
	Tex Holdings P.L.C.	14,000	35,398
*	The Innovation Group P.L.C.	940,000	791,578
	The Malcolm Group P.L.C.	109,377	216,456
	The Peacock Group P.L.C.	234,485	1,144,770
*	The Television Corp. P.L.C.	86,861	157,860
*	The Wireless Group P.L.C.	189,923	304,718
*	Theratase P.L.C.	46,347	38,452
	Thorntons P.L.C.	158,000	479,354
	Thorpe (F.W.) P.L.C.	24,000	140,133
*	Thus Group P.L.C.	2,022,919	533,298
*	Tinsley (Eliza) Group P.L.C.	19,844	6,375
*	Toad Group P.L.C.	85,507	16,253
	Topps Tiles P.L.C.	459,524	1,626,982
	Tops Estates P.L.C.	116,033	987,983
*	Torotrak P.L.C.	212,633	192,235
*	Tottenham Hotspur P.L.C.	150,000	87,873
	Town Centre Securities (New) P.L.C.	142,137	820,940
	Trace Computers P.L.C.	33,552	50,664
*	Trafficmaster P.L.C.	252,418	268,820
	Transport Development Group P.L.C.	150,956	652,536
	Treatt P.L.C.	14,957	67,081
	Trifast P.L.C.	135,388	193,614
	Trio Holdings P.L.C.	111,411	65,413
	TT Electronics P.L.C.	300,157	1,135,319
*	TTP Communications P.L.C.	325,621	274,011
	Tullow Oil P.L.C.	500,218	1,638,946
	U.K. Coal P.L.C.	322,996	731,352
	UCM Group P.L.C.	41,980	60,918
	Ulster Television, Ltd.	115,602	1,133,417
	Ultra Electronics Holdings P.L.C.	141,064	1,927,094
	Ultraframe P.L.C.	162,456	179,245
	Umeco P.L.C.	70,900	623,653
	Uniq P.L.C.	253,219	715,157
	Unite Group P.L.C.	187,071	1,041,557
*	Universal Salvage P.L.C.	36,111	58,034
*	Vanco P.L.C.	145,748	760,046
	Vega Group P.L.C.	44,012	156,266
*	Venture Production P.L.C.	255,797	1,290,828
*	Vernalis P.L.C.	334,552	439,240
	Victoria P.L.C.	12,000	50,203
	Victrex P.L.C.	173,183	1,384,822

11

	Vislink P.L.C.	124,752	67,308
	Vitec Group P.L.C.	77,108	493,593
*	Volex Group P.L.C.	58,801	81,557
	VP P.L.C.	108,111	378,898
	VT Group P.L.C.	380,741	2,280,877
	Wagon P.L.C.	79,637	285,256
	Warner Estate Holdings P.L.C.	95,471	1,010,319
*	Waterdorm P.L.C.	105,000	0
	Waterman P.L.C.	74,473	141,313
	Watermark Group P.L.C.	68,660	189,466
	Weir Group P.L.C.	398,198	2,415,731
	Wellington Holdings P.L.C.	35,979	119,196
	Wembley P.L.C.	48,580	715,833
	Westbury P.L.C.	263,421	2,344,116
*	Weston Medical Group P.L.C.	50,200	2,372
	Wetherspoon (J.D.) P.L.C.	355,785	1,735,019
	Whatman P.L.C.	281,949	1,304,667
	White Young Green P.L.C.	78,615	407,524
	Whitehead Mann Group P.L.C.	95,000	76,214
	Whittard of Chelsea P.L.C.	37,487	103,834
	Wilmington Group P.L.C.	143,376	414,152
*	Wilshaw P.L.C.	198,409	47,532
	Wilson Bowden P.L.C.	7,000	154,006
	Wincanton P.L.C.	225,664	1,161,915
	Windsor P.L.C.	127,917	153,164
	Wolverhampton & Dudley Breweries P.L.C.	138,889	2,954,332
	Wood Group (John) P.L.C.	881,804	2,523,315
	Woolworths Group P.L.C.	3,110,645	3,192,420
	Workplace Systems International P.L.C.	238,739	69,886
*	Wraith P.L.C.	1,441	2,315
	WSP Group P.L.C.	131,793	666,793
	Wyevale Garden Centres P.L.C.	78,824	704,750
	Wyndeham Press Group P.L.C.	73,066	210,540
*	XAAR P.L.C.	133,712	507,409
	XANSA P.L.C.	672,631	1,214,160
*	Xenova Group P.L.C.	607,931	58,607
	XKO Group P.L.C.	30,304	48,101
	XP Power P.L.C.	26,903	252,918
*	Yorkshire Group P.L.C.	82,504	8,965
	Young & Co’s Brewery P.L.C.	10,000	227,439
	Young & Co’s Brewery P.L.C. Class A	5,234	154,459
	Yule Catto & Co. P.L.C.	278,083	1,440,983
	Zotefoams P.L.C.	62,096	98,614
TOTAL COMMON STOCKS
(Cost $310,483,100)			$434,845,318

INVESTMENT IN CURRENCY — (0.1%)
*	British Pound Sterling		626,587
(Cost $637,248)

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	217

12

* SFI Holdings, Ltd. Litigation Certificate	26,713	0
* Whitehead Mann Group P.L.C. Rights	110,833	5,137
* Xenova Group P.L.C. Warrants 12/31/08	56,991	2,289
TOTAL RIGHTS/WARRANTS
(Cost $4,781)		$7,643

TOTAL — UNITED KINGDOM
(Cost $311,125,129)		$435,479,548

	Face
	Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (1.6%)

Repurchase Agreement, Deutsche Bank Securities 2.70%, 04/01/05 (Collateralized by $7,113,081 U.S. Treasury Strips, 08/15/20, valued at $3,260,169) to be repurchased at $3,260,169 (Cost $3,259,925)	$3,260	3,259,925

Repurchase Agreement, PNC Capital Markets, Inc. 2.61%, 04/01/05 (Collateralized by $3,763,000 FNMA Notes 2.95%, 11/14/07, valued at $3,786,519) to be repurchased at $3,730,270 (Cost $3,730,000)	3,730	3,730,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,989,925)		$6,989,925

TOTAL INVESTMENTS — (100.0%)
(Cost $318,115,054) ††		$442,469,473

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $318,126,187.

13

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2005

(Unaudited)

		Shares	Value†

FRANCE — (12.2%)
COMMON STOCKS — (12.2%)
*	Actielec Technologies	16,303	$118,078
	Affine	1,400	147,733
*	Alain Afflelou SA	18,123	586,813
	Ales Groupe SA	6,648	130,993
	Altedia SA	2,800	69,004
*	Alten SA	42,867	1,056,166
*	Altran Technologies SA	127,795	1,422,388
	Apem SA	1,000	87,809
	April Group SA	31,201	912,051
*	Archos	7,579	106,827
	Ares (Groupe) SA	7,959	59,587
	Arkopharma	18,720	325,541
#	Assystem Brime SA	7,580	180,977
	Aubay SA	13,261	75,502
	Audika SA	1,900	159,262
*	Baccarat SA	1,090	184,362
	Bacou-Dalloz	7,230	687,400
	Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,025,239
	Banque Tarneaud SA	1,000	182,237
#	Beneteau SA	16,387	1,386,837
*	Bigben Interactive	2,100	8,385
	Boiron SA	16,659	509,185
	Boizel Chanoine Champagne SA	600	48,639
	Bonduelle SA	6,723	631,647
	Bongrain SA	13,784	959,285
	Bricorama SA	3,379	222,244
	Brioche Pasquier SA	2,888	206,186
	Buffalo Grill SA	1,028	22,344
*	Bull SA	429,683	379,371
	Burelle SA	4,030	507,046
*	Business Objects SA	16,500	444,495
*	BVRP SA	6,840	165,759
	Camaieu SA	4,988	579,516
*	Canal Plus SA	132,836	1,092,187
*	Carbone Lorraine	40,631	2,300,375
	Cegedim SA	6,902	585,626
	CEGID SA	18,000	806,100
*	Cesar SA	75,259	119,197
	CFF Recycling SA	84,608	2,867,316
*	Cibox Inter@ctive SA	105,076	65,331
	Cie Financiere Pour La Location D’Immeubles Industriels & Commerciaux SA	12,413	802,236
	Clarins SA	8,798	561,282

* #	Club Mediterranee SA	21,445	1,064,134
	Consortium International de Diffusion et de Representation Sante	600	5,174
*	CS Communication et Systemes	4,983	200,319
*	Cybergun	2,121	40,966
	Damartex SA	22,900	890,220
*	Dane-Elec Memory SA	11,400	69,802
	Delachaux SA	1,300	192,274
	Deveaux SA	1,040	110,248
	Didot-Bottin	1,620	151,200
*	DMC (Dollfus Mieg et Cie)	9,630	55,937
*	Dynaction SA	10,660	234,955
	Electricite de Strasbourg	23,784	3,278,331
	Elior	158,642	2,016,458
*	Encres Dubuit SA	4,176	65,471
	Esso SA	3,200	547,974
	Etam Developpement SA	7,300	232,042
*	Euraltech SA	11,700	22,499
*	Euro Disney SCA	797,643	134,215
	Evialis SA	1,200	53,982
	Exel Industries SA	1,800	143,652
*	Explosifs et de Produits Chimiques	524	231,421
	Faurecia SA	6,500	513,731
	Fimalac SA	111,143	5,215,354
	Fininfo SA	9,760	233,772
	Fleury Michon SA	3,100	166,311
*	Foncia Groupe	306	36,850
	Francois Freres (Tonnellerie) SA	3,150	98,463
*	Gantois Series A	647	12,958
	Gascogne SA	6,472	612,911
	Gaumont	14,607	1,288,990
*	GCI (Groupe Chatellier Industrie SA)	7,258	941
*	Geci International	8,616	19,524
* #	Generale de Geophysique SA	20,770	1,815,440
	Generale de Sante	44,032	873,043
	Generale Location SA	9,000	262,151
*	Geodis SA	4,379	490,286
	Gevelot	3,584	283,502
	GFI Informatique SA	63,568	423,096
	Gifi	4,678	254,370
*	Ginger (Groupe Ingenierie Europe)	2,600	50,385
	Grands Moulins de Strasbourg	110	68,444
#	Groupe Bourbon SA	23,301	1,394,396
	Groupe Crit	6,900	216,393
*	Groupe Finuchem SA	5,120	76,658
*	Groupe Flo SA	11,900	103,624
*	Groupe Focal SA	1,400	14,124
	Groupe Go Sport SA	2,207	191,563
	Groupe Guillin SA	1,200	105,809
#	Groupe Open SA	7,150	125,958
	Groupe Steria	23,726	916,558
	Guerbet SA	1,700	179,317
	Guyenne et Gascogne SA	26,000	2,979,291
	Havas SA	62,300	363,526

*	Hotels et Casinos de Deauville	2,055	1,174,773
	Hyparlo SA	5,514	392,854
	IDSUD	614	25,760
*	IEC Professionnel Media	8,734	19,308
	Iliad SA	27,800	1,033,173
*	IMS International Metal Service SA	12,630	155,543
	Industrielle et Financiere d’Entreprise SA	300	70,514
* #	Infogrames Entertainment SA	125,457	250,286
	Ingenico SA	61,820	1,032,260
	Ioltech SA	500	59,566
	Ipsos SA	5,776	602,480
	Kaufman et Broad SA	8,035	471,472
	Lafuma SA	827	73,843
	Laurent-Perrier	3,100	136,935
	Lectra Systemes SA	23,092	150,261
	Lisi SA	7,827	567,279
*	LVL Medical Groupe SA	4,916	36,328
	Manitou SA	44,368	1,696,168
	Manutan International SA	4,700	264,388
*	Marie Brizard & Roger International SA	1,198	129,121
	Marionnaud Parfumeries Retails Perfumes	11,209	314,578
*	Matussiere et Forest SA	13,600	51,126
*	Metaleurop SA	35,449	24,814
	MGI Coutier SA	1,400	63,336
	Montupet SA	32,450	846,279
	Mr. Bricolage SA	6,600	153,056
	Neopost SA	7,200	623,433
	Nexans	37,379	1,545,916
	Norbert Dentressangle	8,372	489,107
	NRJ Group	10,819	246,744
*	Oberthur Card Systems SA	53,640	454,043
* #	Oeneo	31,265	55,120
*	Orpea	19,650	811,081
*	Otor SA	13,700	83,755
	Parcours SA	5,300	46,212
*	Paris Orleans et Cie SA	2,832	742,009
	Passat SA	2,400	43,136
* #	Penauille Polyservices SA	10,200	126,637
	Petit Forestier SA	3,043	121,368
	Pierre & Vacances	7,596	866,898
	Pinguely-Haulotte SA	25,000	264,440
	Plastic Omnium SA	15,423	900,162
	Plastivaloire SA	1,700	59,753
	Prosodie SA	5,183	141,168
	Provimi SA	30,782	729,882
	PSB Industries SA	6,200	260,531
*	Radiall SA	1,340	103,776
	Remy Cointreau SA	30,424	1,274,560
	Robertet SA	1,076	169,588
	Rodriguez Group SA	14,255	848,357
	Rougier SA	2,040	178,441
*	S.T. Dupont SA	3,800	26,129
	Sabeton	13,500	216,481
	Samse SA	4,400	799,593

	Sasa Industries SA	1,000	38,745
*	Saveurs de France-Brossard	900	57,369
*	Scor SA	1,231,953	2,638,846
	SDR de Bretagne SA	1,915	72,971
	SEB SA Prime Fidelite 2002	7,766	840,690
	Sechilienne-Sidec	2,200	780,805
	Securidev SA	1,500	26,993
	Signaux Girod SA	600	55,988
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	18,200	1,653,709
	Skis Rossignol SA	41,668	1,013,259
	Smoby SA	500	49,687
	Societe du Louvre SA	14,513	2,051,177
	Societe Industrielle D’Aviations Latecoere SA	9,904	470,078
	Societe Pour L’Informatique Industrielle SA	1,800	90,627
	Solving International SA	2,160	10,924
	Somfy Interational SA	22,900	4,755,087
	Sopra SA	7,618	421,953
#	SR Teleperformance	90,928	2,637,657
	Stallergenes SA	1,949	222,036
	Ste Virbac SA	7,637	335,767
	Stef-Tfe SA	2,032	281,074
	Sucriere de Pithiviers-le-Vieil	1,825	1,369,262
*	Sylis SA	7,440	65,554
	Synergie SA	8,000	274,572
	Taittinger SA	12,700	3,877,493
	Tessi SA	1,700	107,214
	Touax (Touage Investissement SA)	10,378	321,952
	Toupargel-Agrigel SA	6,200	261,020
	Trigano SA	12,870	1,143,889
* #	Ubi Soft Entertainment SA	26,415	1,030,722
	Unilog SA	16,517	1,162,644
#	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	31,700	6,702,662
*	Valtech, La Defense	128,690	145,188
	Viel et Compagnie	44,339	226,133
	Vilmorin et Cie SA	2,349	478,700
	VM Materiaux SA	600	82,997
	Vranken Monopole	2,800	137,912
*	XRT	57,100	88,517
	Zodiac SA	14,964	695,125
TOTAL COMMON STOCKS
(Cost $60,428,373)			$112,618,390

RIGHTS/WARRANTS — (0.0%)
*	Actielec Technologies Warrants 04/12/05	16,303	211
*	Air France Warrants 11/06/07	24,800	21,861
*	Ales Groupe SA Warrants 03/23/09	316	3,237
*	Ginger (Groupe Ingenierie Europe) Warrants 09/30/05	2,600	270
*	Groupe Focal SA Warrants	466	0
*	Groupe Open SA Warrants 10/21/06	1,000	1,037
*	Oeneo Warrants 08/26/06	14,365	931
*	Prosodie SA Warrants 10/28/06	900	583
*	Ubi Soft Entertainment SA Warrants 05/14/06	4,100	2,073

* Valtech, La Defense Warrants 07/25/05	20,000	259
TOTAL RIGHTS/WARRANTS
(Cost $20,863)		$30,462

TOTAL — FRANCE
(Cost $60,449,236)		$112,648,852

		Shares	Value†

SWITZERLAND — (12.0%)
COMMON STOCKS — (11.9%)
*	4M Technologies Holding SA	3,751	17,886
*	A. Hiestad Holding AG	824	605,424
*	Actelion, Ltd.	15,573	1,576,315
	AFG Arbonia-Forster Holding AG	2,610	721,454
	Agie Charmilles Holding AG	3,402	327,473
*	Allreal Holding AG	8,491	788,457
	Also Holding AG	374	131,624
*	Amazys Holding AG	3,398	230,401
*	Ascom Holding AG	53,230	900,099
	Bachem AG	9,063	554,460
	Baloise-Holding	98,089	4,720,267
	Bank Coop AG	29,405	1,414,871
	Bank Sarasin & Cie Series B, Basel	624	1,185,300
*	Banque Cantonale de Geneve	1,344	215,231
	Banque Cantonale du Jura	450	127,921
	Banque Cantonale Vaudoise	600	135,893
	Banque Privee Edmond de Rothschild SA, Geneve	120	1,614,199
*	Barry Callebaut AG	5,692	1,359,282
	Basellandschaftliche Kantonalbank	600	501,875
	Basler Kantonalbank	5,250	446,207
	Batigroup Holding AG	9,987	150,306
	Belimo Holdings	966	615,890
*	Berna Biotech	85,481	707,996
	Berner Kantonalbank	6,411	1,001,851
	BHB Beteiligungs und Finanzgesellschaft	150	5,507
	Bobst Group SA	21,540	892,054
	Bossard Holding AG	6,350	430,256
	Bucher Industries AG, Niederweningen	3,355	1,136,360
	BVZ (Brig Visp Zermatt) Holding AG	370	77,338
	Caisse d’Epargne Cantonale Vaudoise, Lausanne	911	914,957
	Calida Holding AG	396	118,376
*	Card Guard AG	15,187	61,802
	Carlo Gavazzi Holding AG	910	88,168
	Charles Voegele Holding AG	20,369	1,212,699
	Cie Financiere Tradition	5,202	532,269
	Conzzeta Holdings AG	1,415	1,712,168
*	COS Computer Systems AG	3,712	121,427
*	Crealogix Holding AG	491	25,347
*	Crossair AG, Basel	13,517	100,080
	Daetwyler Holding AG, Atldorf	348	881,821
	Edipresse SA, Lausanne	750	407,417
	EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	3,207	2,460,666
	Eichhof Holding AG	188	210,316

*	ELMA Electronic AG	472	103,096
	Ems-Chemie Holding AG	12,996	1,224,959
	Energie Electrique du Simplon SA	350	84,863
	Energiedienst Holding AG	8,265	2,730,424
	Escor Casino & Entertainment AG	2,010	61,207
	Feintol International Holding AG	896	207,248
*	Fischer (Georg) AG, Schaffhausen	7,629	2,374,922
*	Flughafen Zuerich AG	3,965	530,423
*	Forbo Holding AG, Eglisau	1,100	231,407
	Fuchs Petrolub AG Oel & Chemie Non-Voting	6,003	579,697
	Galenica Holding, Ltd. AG, Bern	10,429	1,803,279
*	Generale d’Affichage	4,059	609,953
	Generali (Switzerland) Holdings, Adliswil	1,856	435,392
*	Getaz Romang Holding SA	660	179,632
*	Golay-Buchel Holding SA, Lausanne	40	35,450
	Gornergrat Monte Rasa-Bahnen Zermatt	70	55,014
	Gurit-Heberlein AG	1,125	839,688
	Helvetia Patria Holding	5,348	826,582
	Industrieholding Cham AG, Cham	864	219,672
*	Interroll-Holding SA	970	145,885
*	Isotis SA	120,933	176,126
	Jelmoli Holding AG	1,521	2,194,992
	Jelmoli Holding AG, Zuerich (Namen)	2,835	818,299
	Kaba Holding AG	4,315	1,208,627
	Kardex Ag, Zuerich	10,923	395,325
*	Komax Holding AG	4,975	424,066
*	Kudelski SA	69,519	2,509,438
	Kuoni Reisen Holding AG	5,637	2,494,769
*	Leica Geosystems Holdings AG	5,245	1,471,137
*	Lem Holdings AG, Lyss	516	160,677
*	Logitech International SA	22,086	1,342,174
	Luzerner Kantonalbank AG	5,601	1,087,088
*	Metraux Services SA	501	63,555
*	Micronas Semi	66,503	2,775,140
*	Mikron Holding AG, Biel	23,835	318,867
*	Mobilezone Holding AG	18,596	84,466
*	Moevenpick-Holding, Zuerich	1,320	378,655
*	Nextrom Holding SA	1,409	16,378
	Nobel Biocare Holding AG	15,000	3,158,698
	Orell Fussli Graphische Betriebe Ag, Zuerich	3,577	456,802
	Oz Holding AG	5,092	336,337
*	Parco Industriale e Immobiliare SA	600	1,756
	Phoenix Mecano AG, Stein am Rhein	2,749	804,618
	Phonak Holding AG	102,596	3,534,855
	PSP Swiss Property AG	72,598	3,036,106
	Publicitas Holding SA, Lausanne	1,937	614,509
	Rieters Holdings AG	9,743	3,083,593
	SAIA-Burgess Electronics AG	1,051	588,138
	Sarna Kunststoff Holding AG	4,659	506,337
*	Saurer AG	32,424	2,128,653
	Schaffner Holding AG	1,446	243,210
*	Schweiter Technology AG	1,773	355,436
	Schweizerhall Holding AG, Basel	162	325,679
	Schweizerische National Versicherungs Gesellschaft	1,260	701,899

*	SEZ Holding AG	22,622	631,071
	SIA Abrasives Holding AG	1,684	397,144
	Siegfried Holding AG	8,560	1,146,376
	Sig Holding AG	13,138	2,808,532
*	Sihl	150	376
*	Sika Finanz AG, Baar	4,410	3,290,641
	Sopracenerina	2,409	534,789
#	St. Galler Kantonalbank	3,636	954,921
	Sulzer AG, Winterthur	1,637	706,029
*	Swiss Prime Site AG	5,205	1,277,641
*	Swissfirst AG	307	25,681
*	Swisslog Holding AG	49,636	48,177
*	Swissquote Group Holding SA	1,114	106,323
*	Tamedia AG	5,300	522,506
	Tecan Group AG	19,904	535,255
*	Temenos Group AG	35,359	220,604
*	Tornos Holding SA	22,908	187,446
*	UMS Schweizerische Metallwerke Holding AG, Bern	12,214	147,038
	Unaxis Holding AG	17,781	2,503,777
	Unilabs SA	17,968	557,091
*	Valiant Holding AG	36,697	3,390,834
	Valora Holding AG	7,856	1,793,077
	Vaudoise Assurances Holding, Lausanne	45	93,794
	Villars Holding SA, Fribourg	150	48,911
*	Von Roll Holding AG, Gerlafingen	221,131	460,239
	Vontobel Holdings AG	58,345	1,453,379
	Walliser Kantonalbank	820	277,947
*	Wmh Walter Meier Holding Ag, Zuerich	3,641	260,227
	Zehnder Holding AG	655	899,276
	Zschokke Holding SA, Geneve	431	240,703
*	Zueblin Holding AG	31,533	278,508
	Zuger Kantonalbank	590	1,589,485
TOTAL COMMON STOCKS
(Cost $78,671,985)			$109,902,706

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG Oel & Chemie	6,003	536,631
(Cost $266,228)

RIGHTS/WARRANTS — (0.0%)
*	Dottikon ES Holding AG Rights 03/30/05	12,996	99,965
*	Mobilezone Holding AG Rights 03/31/05	18,596	1,088
TOTAL RIGHTS/WARRANTS
(Cost $0)			$101,053

INVESTMENT IN CURRENCY — (0.0%)
*	Swiss Francs		1,286
(Cost $1,259)
TOTAL — SWITZERLAND
(Cost $78,939,472)			$110,541,676

		Shares	Value†

GERMANY — (10.4%)
COMMON STOCKS — (10.4%)
*	3U Telecom AG	38,603	48,461
	A.S. Creation Tapeton AG	2,900	96,897
*	AAP Implantate AG	14,384	38,733
	Aareal Bank AG	46,391	1,619,839
*	Acg AG Fuer Chipkarten und Informationssysteme	16,940	15,199
	Ackermann-Goeggingen AG	8,100	169,241
	AC-Service AG	4,300	33,049
*	Adlink Internet Media AG	42,605	153,933
*	Adva AG Optical Networking	39,883	210,015
*	Agrob AG	5,800	57,661
* #	Aixtron AG	74,124	319,173
*	Amadeus Fire AG	4,900	40,602
	Andreae-Noris Zahn AG, Anzag	27,200	1,178,591
*	Articon Integralis AG	7,900	22,015
	Atoss Software AG	3,700	47,409
*	Augusta Technologie AG	11,750	13,271
	Ava Allgemeine Handelsgesellschaft der Verbraucher AG	35,814	2,099,458
	AWD Holding AG	52,932	2,339,002
*	Baader Wertpapier Handelsbank AG	19,026	126,828
	Balda AG	40,277	394,249
*	Basler AG	3,200	63,752
#	Beate Uhse AG	56,241	669,598
#	Bechtle AG	25,498	649,134
*	Berliner Elektro Holding AG	17,611	190,534
	Bertrandt AG	9,850	139,176
	Beta Systems Software AG	2,850	48,670
	Bien-Haus AG	2,400	27,949
	Bilfinger & Berger Bau AG	44,787	2,222,334
*	Biolitec AG	8,000	34,132
*	Biotest AG	7,933	173,131
*	BKN International AG	17,600	132,372
*	BMP AG	10,600	27,903
	Boewe Systec AG	7,866	458,642
*	Borussia Dortmund GMBH & Co. KGAA	21,650	64,492
	Bremer Energiekonto AG	14,700	29,915
*	Broadnet Mediascape Communications AG	12,374	49,835
*	CBB Holding AG	102,602	53,201
*	Ce Consumer Electrnic AG	21,600	25,196
*	Ceag AG	20,670	170,029
*	Cenit AG Systemhaus	3,500	74,987
*	Centrotec Hochleistungskunststoffe AG	7,500	227,132
	Cewe Color Holding AG	7,073	266,542
*	CNV Vermoegensverwaltungs AG	5,187	80,188
	Comdirect Bank AG	120,666	983,237
*	Computec Media AG	4,650	39,837
	Computerlinks AG	5,700	109,414
*	Condomi AG	1,800	3,034
*	CTS Eventim AG	14,800	522,664
	Curanum AG	21,500	76,041
*	D. Logistics AG	37,750	84,642
* #	DAB Bank AG	70,271	524,156

*	Data Modul AG	3,194	54,604
*	DEAG Deutsche Entertainment AG	10,500	29,654
	Deutsche Euroshop AG	18,927	958,032
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	62,216
*	Deutz AG	96,790	472,179
*	Dierig Holding AG	10,500	144,278
	Dis Deutscher Industrie Service AG	18,524	768,799
#	Douglas Holding AG	61,212	2,234,202
	Dr. Hoenle AG	6,450	67,864
*	Dr. Scheller Cosmetics AG	4,000	23,855
*	Drillisch AG	33,276	187,950
*	Duerr Beteiligungs AG	17,593	362,250
	DVB Bank AG	7,124	955,796
*	Easy Software AG	8,966	47,370
*	Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	44,492
*	Elexis AG	8,600	114,032
	Elmos Semiconductor AG	23,218	427,219
	ElreingKlinger AG	3,000	263,575
* #	Em.TV AG	18,773	145,977
*	Emprise Management Consulting AG	8,950	24,253
*	Epcos AG	55,500	766,280
	Erlus Baustoffwerke AG	297	137,640
*	Escada AG	20,520	479,117
*	Euwax AG	536	19,455
*	Evotec Biosystems AG	58,074	208,379
	Feilmann AG	29,181	2,006,762
#	FJA AG	9,889	38,980
	Fortec Elektronik AG	1,400	57,977
*	Freenet.De AG	50,400	1,340,795
	Fuchs Petrolub AG Oel & Chemie	6,693	605,439
*	Gesco AG	3,078	94,270
	GFK AG	45,483	1,807,317
*	Gft Technologies AG	22,600	57,647
*	Girindus AG	9,134	56,724
*	GPC Biotech AG	39,562	460,266
	Grenkeleasing AG	15,958	720,685
*	Grundstuecks & Baugesellschaft AG	3,567	121,601
	Gwag Bayerische Wohnungs- Aktiengesellschaft AG	3,383	198,218
	Hamborner AG	21,000	738,450
	Hawesko Holdings AG	5,291	205,418
*	Herlitz AG	6,962	35,992
	Hochtief AG	34,000	1,085,803
*	Hoeft & Wessel AG	6,100	38,085
	Hucke AG	8,300	35,078
	Hugo Boss AG	25,100	760,331
	Hutschenreuther AG	2,800	39,926
*	Hyrican Informations Systeme AG	3,107	46,433
*	I-D Media AG	9,700	24,784
*	IFA Hotel & Touristik AG	7,000	68,115
*	IM International Media AG	19,800	14,671
*	InfoGenie Europe AG	8,985	28,465
*	Innovation in Traffic Systems AG	12,300	51,771
	Interseroh AG	11,845	375,036
* #	Intershop Deutschland AG	23,730	28,557

*	Intertainment AG	8,500	26,539
*	Isra Vision Systems AG	3,650	88,996
	IVG Immobilien AG	143,237	2,434,883
	Iwka AG	32,232	791,209
*	Jack White Productiions AG	6,104	66,254
*	Jenoptik AG	82,088	903,735
	K & S Aktiengesellschaft AG	129,500	7,269,540
	Kampa-Haus AG	10,375	74,693
	Keramag Keramische Werke AG	13,000	935,445
*	Kloeckner-Werke AG	53,211	682,886
*	Kontron AG	53,965	503,874
	Krones AG	10,180	1,216,974
	KSB AG	2,387	440,783
	KWS Kleinwanzlebener Saatzucht AG	1,650	1,581,876
*	Leica Camera AG	4,400	17,671
	Leifheit AG	12,500	387,082
	Leoni AG	37,500	3,096,845
*	Loewe AG	7,100	86,526
	LPKF Laser & Electronics AG	9,000	44,542
*	Mania Technologie AG	12,670	20,428
	Masterflex AG	4,400	141,883
*	Maxdata AG	32,897	182,489
*	Mediclin AG	38,553	93,059
*	Medigene AG	20,165	268,274
	Medion AG	28,743	466,164
*	Mensch und Maschine Software AG	10,700	43,113
#	Mobilcom AG	91,765	2,103,670
*	Mologen AG	7,239	29,548
* #	Morphosys AG	5,965	264,486
*	Mosaic Software AG	5,200	16,468
	Muehlabauer Holdings AG & Co. KGAA	7,423	365,293
	MVV Energie AG	59,215	1,220,088
*	MWG Biotech AG	30,700	18,638
*	Nemetschek AG	7,400	152,781
*	Neschen AG	5,800	21,831
*	Nexus AG	14,053	49,083
*	Norddeutsche Affinerie AG	37,449	824,448
	Norddeutsche Steingutfabrik AG	5,960	58,936
*	November AG	9,018	58,373
*	Ohb Teledata	14,407	160,156
	Oldenburgische Landesbank AG	993	81,189
*	Pandatel AG	5,700	8,949
*	Paragon AG	11,282	247,350
*	Parsytec AG	11,900	40,647
*	PC-Spezialist Franchise AG	2,462	25,889
	PC-Ware Information Technologies AG	5,100	60,479
*	Personal & Informatik AG	5,900	73,335
	Pfeiffer Vacuum Technology AG	14,161	711,631
*	Pfleiderer AG	51,351	854,788
*	Pironet NDH AG	3,864	22,290
*	Plambeck Neue Energien AG	19,350	20,321
*	Plasmaselect AG	17,587	114,549
*	Plenum AG	9,300	17,238
*	Primacom AG	25,676	148,517

*	Produkte und Syteme der Informationstechnologie AG	14,049	73,152
	Progress-Werk Oberkirch AG	5,000	204,814
*	Pulsion Medical Systems AG	11,078	69,064
*	PVATepla AG	15,550	73,810
* #	Qs Communications AG	124,164	629,013
	Rational AG	15,083	1,698,726
*	Realtech AG	3,650	29,291
	Renk AG	19,400	719,444
	REpower Systems AG	5,000	92,094
	Rheinmetall Berlin AG	45,000	2,393,550
	Rhoen Klinikum AG	24,107	1,529,296
*	Rinol AG	5,900	9,381
*	Rohwedder AG	4,860	49,892
*	Ruecker AG	7,800	46,005
*	S.A.G. Solarstrom AG	11,440	118,489
	Salzgitter AG	85,948	1,845,144
	Sartorius AG	16,918	403,160
	Schlott Sebaldus AG	7,440	241,150
	Schwarz Pharma AG	30,101	1,326,966
	Sektkellerei Schloss Wachenheim AG	15,120	205,121
*	Senator Entertainment AG	980	1,755
* #	SGL Carbon AG	57,758	735,746
*	Silicon Sensor International AG	2,122	34,742
*	Singulus Technologies AG	41,796	626,700
	Sinner AG, Karlsruhe	4,160	59,318
*	SinnerSchrader AG	8,412	17,767
	Sixt AG	19,433	360,394
*	Sm Wirtschaftsberatungs AG	3,350	20,290
*	Software AG	34,296	1,120,946
	Stada Arzneimittel AG	74,553	2,356,732
	Stahl (R.) AG	6,300	114,090
*	Steag Hamtech AG	35,473	99,437
*	Stoehr & Co. AG	16,000	72,800
*	Strabag AG	4,840	303,075
	Stratec Biomedical Systems AG	3,200	94,473
	Stuttgarter Hofbraeu AG	18,000	620,666
	Sued-Chemie AG	29,146	1,258,504
*	Suess Microtec AG	17,785	113,367
	Syskoplan AG	3,300	26,938
*	Syzygy AG	18,000	120,609
	Takkt AG	87,707	923,385
*	TDS Informationstechnologie AG	10,411	32,344
*	Techem AG	29,076	1,261,943
	Technotrans AG	9,778	198,696
*	Telegate AG	20,500	368,963
*	Teles AG Informationstechnologien	26,657	314,510
*	Textilgruppe Hof AG	12,170	111,221
*	TFG Venture Capital AG & Co. KGAA	8,800	28,519
*	Tomorrow Focus AG	42,650	100,579
*	TTL Information Technology AG	6,400	25,247
*	TV Loonland AG	7,000	20,532
*	Umweltbank AG	7,227	84,797
	United Internet AG	79,458	2,534,007
*	Utimaco Safeware AG	12,200	91,720

*	Value Management & Research AG	7,650	33,811
*	Varetis AG	3,439	33,553
*	VBH (Vereinigter Baubeschlag-Handel) AG	9,415	36,796
*	Vereinigte Deutsche Nickel-Werke AG	12,150	15,120
*	Vivacon AG	6,559	126,943
	Vossloh AG	21,469	1,089,340
*	W.O.M. World of Medicine AG	11,983	49,122
	Wanderer-Werke AG	7,903	322,705
*	WaveLight Laser Technologies AG	1,159	21,814
*	WCM Beteiligungs AG	346,726	440,627
	Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	101,384
	Wuerttembergische Lebensversicherung AG	11,330	254,707
	Wuerttembergische Metallwarenfabrik AG	30,330	562,491
	Wuerzburger Hofbraeu AG	133	70,687
	Zapf Creation AG	7,500	105,434

TOTAL — GERMANY
(Cost $64,704,094)			$96,302,201

		Shares	Value†

ITALY — (7.2%)
COMMON STOCKS — (7.2%)
	Acea SpA	163,000	1,821,913
	Acegas SpA	36,106	414,537
*	Actelios SpA	25,801	227,870
*	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	66,618	387,964
	Aem Torino SpA	507,240	1,302,700
	Aeroporto de Firenze SpA	6,000	83,458
*	Alitalia Linee Aeree Italiane SpA Series A	3,706,002	1,082,775
	Amplifon SpA	18,242	1,109,764
*	Astaldi SpA	48,860	273,781
	Azienda Mediterranea Gas e Acqua SpA	360,014	747,823
#	Banca Ifis SpA	19,351	243,144
	Banca Intermobiliare di Investimenti e Gestoni SpA	132,998	1,163,256
	Banca Popolare Dell’etruria e Del Lazio Scrl	23,918	563,564
	Banca Profilo SpA	114,243	289,751
	Banco di Desio e della Brianza SpA	109,105	914,955
#	Banco Piccolo Valellinese Scarl SpA	56,071	745,203
*	Beghelli SpA	142,000	112,347
	Beni Stabili SpA, Roma	1,309,500	1,257,532
	Biesse SpA	17,100	89,583
	Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma	9,675	269,264
	Bremba SpA	74,782	625,456
	Buzzi Unicem SpA	94,100	1,457,506
	Caltagirone Editore SpA	132,868	1,230,796
	Caltagirone SpA	178,399	1,558,118
	CAMFIN (Cam Finanziaria)	36,527	109,252
	Carraro SpA	34,400	201,056
	Cementir Cementerie del Tirreno SpA	249,704	1,464,312
*	Centrale del Latte di Torino & Co. SpA	4,182	26,174
	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,742,370
*	Cirio Finanziaria SpA	175,000	39,472
#	Class Editore SpA	83,868	183,102

* #	CMI SpA	90,302	372,168
*	Coats Cucirini SpA	30,000	39,059
*	Compagnia Immobiliare Azionaria	44,000	8,556
	Credito Artigiano SpA	114,446	470,113
#	Cremonini SpA	135,428	415,864
*	CSP International Industria Calze SpA	10,000	14,438
#	Danieli & C.Officine Meccaniche SpA	66,500	463,832
	Davide Campari - Milano SpA	27,599	1,921,450
	De Longhi SpA	139,386	569,353
* #	Ducati Motor Holding SpA	129,900	180,301
	Emak SpA	27,000	158,234
	Erg SpA	173,330	2,374,176
#	Ergo Previdenza SpA	95,165	649,012
	Esprinet SpA	3,700	287,831
*	Fiera Milano SpA	1,893	26,796
*	Finarte Casa d’Aste SpA (Milano)	56,266	73,762
*	Finarte Partecipazioni Pro Arte SpA	242,693	25,703
* #	Finmatica SpA	35,900	106,058
	Gabetti Holding SpA	55,000	204,315
	Gefran SpA	11,000	76,613
#	Gemina SpA	331,283	503,259
	Gewiss SpA	221,700	1,481,317
*	Giovanni Crespi SpA	49,200	60,751
	Granitifiandre SpA	33,237	318,923
*	Gruppo Ceramiche Ricchetti SpA	41,000	88,691
	I Grandi Viaggi SpA	28,100	41,105
*	Immobiliare Lombardia SpA	425,000	107,447
	Immsi SpA	373,100	820,240
	Impregilo SpA	592,300	327,668
	Industria Macchine Automatique SpA	33,671	450,767
*	Industria Romagnola Conduttori Elettrici SpA	17,500	74,346
	Industrie Zignago S. Margherita SpA	52,000	1,177,021
	Intek SpA	163,776	167,836
	Interpump Group SpA	75,402	400,845
*	ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	286,112
	Italmobiliare SpA, Milano	20,975	1,419,526
*	Juventus Footbal Club SpA	98,000	177,058
	La Doria SpA	22,000	75,753
*	Lavorwash SpA	10,000	29,170
	Linificio and Canapificio Nazionale SpA	22,000	98,933
	Maffei SpA	52,500	119,849
	Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	2,886,982
	Mariella Burani Fashion Group SpA	26,077	309,411
	Meliorbanca SpA	90,667	350,183
	Merloni Elettrodomestici SpA	155,000	2,374,038
	Milano Assicurazioni SpA	266,700	1,564,340
	Mirato SpA	12,000	102,240
*	Modena Energia Territorio Ambiente SpA	140,840	496,751
*	Monrif SpA	150,000	249,446
*	Montefibre SpA	143,130	64,687
	Navigazione Montanari SpA	110,917	401,543
*	Necchi SpA	164,250	15,117
*	Negri Bossi SpA	13,700	37,479
*	NGP SpA	17,891	8,117

	Olidata SpA	20,000	24,081
*	Opengate Group SpA	4,000	9,904
*	Pagnossin SpA	9,000	8,219
	Permasteelisa SpA	24,470	415,639
	Pininfarina SpA	31,285	936,644
	Pirelli & C.Real Estate SpA	9,600	519,621
	Poligrafici Editoriale SpA	132,000	304,395
*	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	342,051	700,252
	Premuda SpA	109,728	244,624
*	Ratti SpA	31,768	27,132
	Recordati Industria Chimica e Farmaceutica SpA	58,644	1,613,689
*	Reno de Medici SpA, Milano	332,210	343,717
*	Richard-Ginori 1735 SpA	140,800	103,800
	Risanamento Napoli SpA	304,043	1,024,229
	Sabaf SpA	9,200	220,552
	SAES Getters SpA	14,750	321,182
*	Schiapparelli 1824 SpA, Milano	831,000	51,836
*	Seat Pagine Gialle SpA, Torino	1,927,737	1,077,303
*	Sirti SpA	29,967	80,296
	SISA (Societa Imballaggi Speciali Asti SpA)	65,000	206,400
*	SNIA SpA	227,590	74,387
	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,293,797
*	Socotherm SpA	25,484	272,988
	Sogefi SpA	182,500	949,875
	Sol SpA	81,830	477,886
*	SOPAF (Societa Partecipazioni Finanziarie SpA)	85,000	33,118
*	Sorin SpA	341,385	1,088,456
*	STA Metallurgica Italiana SpA	282,640	195,269
	Stefanel SpA	54,400	230,644
	Targetti Sankey SpA	14,500	108,877
*	Tecnodiffusione Italia SpA	3,332	8,638
	Terme Demaniali di Acqui SpA	532,000	570,772
* #	Tiscali SpA	203,951	725,468
#	Tod’s Group SpA	30,476	1,461,424
	Trevi-Finanziaria Industriale SpA	52,400	113,293
*	Vemer Siber Group SpA	46,000	39,343
*	Viaggi del Ventaglio SpA	58,380	99,018
	Vianini Industria SpA	52,520	185,684
	Vianini Lavori SpA	180,752	1,647,501
	Vittoria Assicurazioni SpA	51,500	536,509
	Zucchi (Vincenzo) SpA	144,350	718,547

TOTAL — ITALY
(Cost $39,892,371)			$66,328,392

		Shares	Value†

SWEDEN — (6.6%)
COMMON STOCKS — (6.6%)
* #	Active Biotech AB	38,600	223,422
	Addtech AB Series B	22,300	214,383
	Alfa Laval AB	18,600	305,624
*	Alfaskop AB	3,200	362
	Angpannefoereningen AB Series B	10,800	218,959

*	Anoto Group AB	134,833	213,527
*	Aros Quality Group AB	5,500	75,283
*	Artimplant AB Series B	46,000	39,095
#	Axfood AB	73,400	1,792,604
* #	Axis AB	76,994	288,349
	B & N Bylock & Nordsjoefrakt AB Series B	83,600	276,992
*	Ballingslov International AB	11,600	216,385
	Beiger Electronics AB	11,700	148,002
	Beijer AB Series B	11,700	235,048
	Beijer Alma AB Series B	10,400	174,117
	Bergman & Beving AB Series B	36,200	409,874
	Biacore International AB	11,150	255,587
#	Bilia AB Series A	116,725	2,297,869
	Billerud AB	58,700	861,896
*	BioGaia AB Series B	7,000	14,257
*	Boliden AB	197,400	908,325
*	Bong Ljungdahl AB	9,000	54,715
*	Boras Waefveri AB Series B	8,600	35,872
*	Boss Media AB	68,700	303,942
*	Capio AB	121,900	1,845,611
	Capona AB	25,400	303,581
	Carbo AB	37,100	997,907
	Castellum AB	55,300	1,802,431
	Cloetta AB Series B	22,250	754,464
	Concordia Maritime AB Series B	37,300	193,114
*	Consilium AB Series B	5,246	22,714
#	D. Carnegie & Co. AB	88,200	1,003,441
*	Doro Telefoni AB Series A	2,000	2,462
*	Duroc AB Series B	2,700	6,784
*	Elekta AB	28,600	1,030,582
*	Elverket Vallentuna AB	8,050	57,056
*	Enea Data AB Series B	470,000	339,183
#	Eniro AB	154,000	1,818,375
*	Expanda AB	6,547	45,789
	Fagerhult AB	14,100	250,938
* #	Framtidsfabriken AB	966,000	77,660
*	Frontec AB Series B	50,800	61,261
	Getinge AB	176,604	2,637,016
	Geveko AB Series B	8,300	227,168
*	Glocalnet AB	187,500	81,815
* #	Gunnebo AB	50,000	732,930
	Haldex AB	39,000	734,400
	Heba Fastighets AB Series B	13,500	227,331
	Hexagon AB Series B	3,572	186,844
	Hiq International AB	47,889	166,944
	HL Display AB Series B	6,000	132,531
#	Hoganas AB Series B	38,200	1,097,304
*	IBS AB Series B	95,200	247,684
* #	Industrial & Financial Systems AB Series B	118,600	108,903
*	Industrifoervaltnings AB Skandigen	63,975	217,492
*	Intentia International AB Series B	171,420	396,123
*	Intrum Justitia AB	115,700	964,711
* #	Invik and Co. AB Series B	155,400	1,476,897
	Karlshamns AB	23,800	416,383

*	Klippans Finpappersbruk AB	5,800	12,028
	Klovern AB	108,376	309,619
	Kungsleden AB	29,750	1,353,344
	Lagercrantz Group AB Series B	31,800	87,735
*	LB Icon AB	14,530	73,499
	Lindex AB	16,100	763,780
*	Ljungberg Gruppen AB Series B	3,800	100,498
*	Lundin Petroleum AB	322,400	2,481,071
*	Mandator AB	220,520	47,811
	Meda AB Series A	9,725	447,093
*	Medivir Series B	10,650	101,389
*	Micronic Laser Systems AB	50,800	519,347
*	Modern Times Group AB Series B	48,700	1,476,377
	Naerkes Elektriska AB Series B	4,250	76,577
	NCC AB Series B	118,100	1,946,568
	Nefab AB Series B	5,100	138,534
*	Net Insight AB Series B	369,000	92,414
	New Wave Group AB	20,800	388,478
#	Nibe Industrier AB	23,500	821,120
* #	Nobia AB	46,100	870,575
	Nolato AB Series B	42,840	324,226
#	Observer AB	137,856	653,759
	OEM International AB Series B	7,100	123,829
*	OMHEX AB	78,100	923,749
	Orc Software AB	16,500	126,471
*	Ortivus AB	11,507	47,174
*	Partnertech AB	9,800	94,802
	PEAB AB Series B	105,200	1,134,587
*	Pergo AB	43,300	160,424
	Poolia AB Series B	18,150	106,207
	Prevas AB Series B	16,000	49,399
*	Pricer AB Series B	641,500	114,467
*	Proact It Group AB	15,000	42,377
*	Proffice AB	72,800	147,327
*	Profilgruppen AB	4,000	43,717
	Protect Data AB	13,500	165,391
*	PyroSequencing AB	51,940	81,479
#	Q-Med AB	34,000	1,010,834
*	Readsoft AB Series B	24,800	75,231
	Rottneros Bruk AB	366,600	389,424
	Salus Ansvar AB Series B	12,900	58,472
	Sardus AB	11,200	167,987
*	Scribona AB Series A	40,100	90,738
*	Scribona AB Series B	56,300	129,422
*	Semcon AB	18,300	117,635
* #	Sigma AB Series B	25,800	38,536
*	Sintercast AB	5,600	48,281
	Skistar AB	21,000	375,603
	SSAB Swedish Steel Series A	60,300	1,496,100
	SSAB Swedish Steel Series B	17,100	408,733
*	Studsvik AB	4,400	57,522
	Sweco AB Series B	23,450	473,445
* #	Switchcore AB	154,820	37,272
*	Switchcore AB	30,964	7,401

*	Teleca AB Series B	69,200	364,764
*	Telelogic AB	341,200	835,627
*	Teligent AB	22,200	70,561
*	Ticket Travel Group AB	15,152	27,894
	Trelleborg AB Series B	75,400	1,307,732
#	TV 4 AB Series A	22,200	414,552
*	Uniflex AB Series B	3,630	27,080
*	VBG AB Series B	271	5,259
#	Wallenstam Byggnads AB Series B	16,700	986,550
*	Wedins Norden AB Series B	540,000	42,734
*	Westergyllen AB Series B	4,300	69,308
	Whilborg Fastigheter AB Class B	164,145	3,797,160
	Wilh. Sonesson AB Series A	4,160	19,121
	Wilh. Sonesson AB Series B	4,160	17,056
#	WM-Data AB Series B	437,600	1,083,286
	Xponcard Group AB	2,800	62,090
TOTAL COMMON STOCKS
(Cost $34,392,803)			$60,790,970

INVESTMENT IN CURRENCY — (0.0%)
*	Swedish Krona		74,124
(Cost $74,151)

RIGHTS/WARRANTS — (0.0%)
*	Ljungberg Gruppen AB Series B Rights 04/07/05	3,800	403
(Cost $0)
TOTAL — SWEDEN
(Cost $34,466,954)			$60,865,497

		Shares	Value†

NETHERLANDS — (5.8%)
COMMON STOCKS — (5.8%)
	Aalberts Industries NV	39,019	2,014,567
	Accell Group NV	13,150	313,609
	AFC Ajax NV	10,787	130,741
#	Airspray NV	3,800	92,177
	AM NV	113,884	1,235,236
#	Arcadis NV	14,000	285,451
* #	ASM International NV	83,543	1,382,463
*	Atag Group NV	4,630	1,740
	Athlon Groep NV	34,250	896,888
	Batenburg Beheer NV	3,000	140,255
*	Begemann Groep NV	11,909	40,246
*	Begemann Groep NV Series B	13,451	3,487
	Beter Bed Holding NV	6,958	173,145
	Boskalis Westminster NV	51,300	2,009,729
	Brunel International NV	18,830	277,870
	Buhrmann NV	182,172	1,841,290
* #	Crucell NV	64,667	844,256
	Draka Holding NV	24,283	349,527
*	Econosto NV	25,403	64,269
	Eriks Group NV	9,483	663,464

	Exact Holding NV	34,058	1,170,595
	Fornix Biosciences NV	5,924	133,854
*	Fox Kids Europe NV	66,840	1,207,186
	Gamma Holding NV	15,705	762,711
	Gemeenschappeljk Bezit Crown van Gelder NV	12,000	270,059
* #	Getronics NV	765,694	1,776,906
	Grolsche NV	32,100	981,987
	Grontmij NV	7,109	467,335
* #	Hagemeyer NV	730,984	1,860,155
	Heijmans NV	39,638	1,629,315
*	Hitt NV	3,804	26,418
	ICT Automatisering NV	5,800	102,223
	Imtech NV	40,007	1,305,995
*	Ispat International NV	66,657	2,135,356
	Kas Bank NV	42,888	946,104
*	Kendrion NV	65,661	109,130
	Koninklijke Bam NV	25,037	1,477,179
	Koninklijke Frans Maas Groep NV	12,349	452,605
*	Koninklijke Nedlloyd NV	33,528	1,883,763
	Koninklijke Ten Cate NV	11,531	984,093
	Koninklijke Vopak NV	50,371	1,193,329
* #	Laurus NV	92,984	372,986
	MacIntosh NV	15,590	664,869
*	Maverix Capital NV	1,500	73,889
	Nederlandsche Apparatenfabriek	14,000	589,311
	NH Hoteles SA	21,703	281,335
	Nutreco Holding NV	31,673	1,062,767
	NV Holdingsmij de Telegraaf	46,153	1,190,531
	Oce NV	115,765	1,848,416
	Opg Groep NV Series A	24,913	1,588,618
*	Pharming Group NV	145,474	645,509
	Reesink NV	2,050	209,815
	Roto Smeets de Boer NV	2,640	146,791
	Rubber Cultuur Maatschappij Amsterdam NV	40,800	182,802
*	Samas-Groep NV	24,184	203,670
*	Seagull Holding NV	6,767	24,811
* #	Semiconductor Industries NV	21,900	113,556
*	Sligro Food Group NV	15,046	792,756
	Smit Internationale NV	20,578	878,372
	Stern Groep NV	1,236	48,067
	Stork NV	59,299	2,306,642
*	Textielgroep Twenthe NV	1,000	3,241
*	Tulip Computers NV	53,860	11,202
	Twentsche Kabel Holding NV	18,244	830,017
#	United Services Group NV	33,760	1,079,713
	Univar NV	36,759	1,215,737
*	Van Der Mollen Holding NV	57,660	413,250
* #	Versatel Telecom International NV	970,050	2,180,315
*	Wegener Arcade NV .	70,830	932,510
TOTAL COMMON STOCKS
(Cost $32,357,929)			$53,528,206

RIGHTS/WARRANTS — (0.0%)
* NV Ten Cate Koninklijke Coupons	11,531	0
(Cost $0)
TOTAL — NETHERLANDS
(Cost $32,357,929)		$53,528,206

		Shares	Value†

FINLAND — (5.1%)
COMMON STOCKS — (5.1%)
	Alandsbanken AB Series B	7,790	187,727
*	Aldata Solutions Oyj	64,735	123,401
*	Alma Media Oyj	34,388	566,157
	Amanda Capital Oyj	258,700	70,773
	Amer-Yhtymae Oyj Series A	119,060	2,138,626
	Aspo P.L.C.	8,200	225,303
	Aspocomp Group P.L.C.	25,476	157,208
	Basware Oyj	7,050	79,538
*	Benefon Oy	1,900	440
*	Biotie Therapies Oyj	39,754	44,980
	Capman Oyj Series B	12,485	40,494
	Componenta Oyj	7,600	72,845
	Comptel Oyj	149,541	417,203
	Efore Oy	25,840	73,768
	Elcoteq Network Corp.	41,010	816,981
	Elektrobit Group Oyj	663,597	473,808
	Elisa Communications Corp.	83,260	1,415,220
*	Eq Online Oyj	23,900	63,578
	Etteplan Oyj	3,000	38,479
*	Evox Rifa Group Oyj	189,210	27,029
	Finnair Oyj	118,150	963,074
	Finnlines Oyj	61,660	1,105,210
#	Fiskars Oy AB Series A	57,778	692,356
*	F-Secure Oyj	140,928	341,321
	HK Ruokatalo Oy Series A	41,510	488,610
	Honkarakenne Oy Series B	3,030	22,048
#	Huhtamaki Van Leer Oyj	128,550	2,043,892
	Ilkka-Yhtyma Oyj	16,280	199,815
*	Incap Oyj	11,000	24,556
	J.W. Suominen Yhtyma Oy	17,955	84,192
	Jaakko Poyry Group Oyj	14,610	479,834
	Julius Tallberg-Kiinteistoet Oy, Helsinki Series B	4,500	62,125
	KCI Konecranes International Oyj	28,050	1,159,417
*	Kemira GrowHow Oyj	25,160	236,563
#	Kemira Oyj	118,400	1,833,656
#	Kesko Oyj	32,060	822,725
*	Laennen Tehtaat Oy	7,170	126,237
#	Lassila & Tikanoja Oyj	68,276	1,283,159
	Lemminkainen Oy	16,600	394,716
	Leo Longlife Oy	7,830	47,335
	Martela Oy	1,060	9,492
	Metsaemarkka Oyj Series B	832	7,542
	M-real Oyj Series B	35,500	210,195
	New Kyro Corp. Oyj	91,340	506,839
#	Nokian Renkaat Oyj	15,890	2,559,603

	Nordic Aluminium Oy	1,900	27,090
*	Okmetic Oyj	21,204	63,733
	Okobank Class A	101,080	1,653,910
	Olvi Oyj Series A	7,120	149,485
	Orion-Yhtyma Oyj Series A	41,180	626,944
	Orion-Yhtyma Oyj Series B	60,920	931,897
#	Oy Stockmann AB Series B	50,750	1,701,714
#	Perlos P.L.C. Warrants 04/04/04	72,311	804,585
	PK Cables Oyj	17,990	242,250
*	Pmj Automec Oyj	45,410	41,210
	Pohjola Group P.L.C. Series D	146,205	1,760,283
	Ponsse Oyj	12,600	247,390
*	Proha Oyj	82,532	50,101
#	Raisio Group P.L.C. Series V	286,923	878,436
	Rakentajain Koneuvokrammo Oy	10,260	90,791
	Ramirent Oyj	12,270	392,274
	Rapala VMC Oyj	36,040	280,450
#	Rautaruukki Oyj Series K	188,780	2,534,894
	Raute Oy Series A	4,190	46,162
*	Rocla Oy	2,900	32,756
*	Satama Interactive Oyj	70,900	75,444
	Saunalahti Group Oyj	141,454	367,599
	Scanfil Oyj	63,879	332,050
	Sponda Oyj	109,111	988,087
*	SSH Communications Oyj	37,900	76,209
#	Stockmann Oyj AB	35,240	1,180,213
*	Stonesoft Corp.	49,279	36,521
	Sysopen P.L.C.	7,720	43,593
	Talentum Oyj	36,600	159,331
*	Tecnomen Holding Oyj	86,170	154,671
*	Teleste Corp. Oyi	14,699	132,554
	Tieto-X Oyj	10,200	48,229
	Tulikivi Oyj	5,710	46,021
	Turkistuottajat Oy	4,290	40,097
	Uponor Oyj Series A	123,300	2,591,291
	Vacon Oyj	14,537	256,982
	Vaisala Oy Series A	20,200	509,941
	Viking Line AB	10,360	324,278
	Wartsila Corp. Oyj Series B	99,690	2,636,488
	Yit-Yhtymae Oyj	67,708	1,916,614

TOTAL — FINLAND
(Cost $27,680,252)			$47,210,638

		Shares	Value†

SPAIN — (4.5%)
COMMON STOCKS — (4.5%)
	Abengoa SA	66,042	723,543
	Adolfo Dominguez SA	3,700	96,433
	Aldeasa SA	15,329	726,512
*	Amper SA	56,800	376,639
*	Avanzit SA	17,275	32,264
* #	Azkoyen SA	52,500	482,339

	Banco de Andalucia	9,800	942,782
	Banco de Credito Balear SA	35,424	969,231
	Banco de Valencia SA	191,814	5,978,416
	Banco Guipuzcoano SA	21,194	936,941
#	Banco Pastor SA	34,300	1,244,595
*	Baron de Ley SA	7,542	371,398
*	Bodegas Riojanas SA	1,633	19,574
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	800,355
#	Campofrio Alimentacion SA	92,800	1,647,951
	Cementos Portland SA	16,881	1,087,832
	Cie Automotive SA	10,011	166,281
	Compania de Distribucion Integral Logista SA	29,600	1,533,687
	Compania Vinicola del Norte de Espana SA	6,633	109,539
	Cortefiel SA	57,093	989,880
*	Dogi International Fabrics SA	6,000	39,671
*	Duro Felguera SA	10,860	128,246
	Elecnor SA	18,300	1,025,373
*	Ercros SA	100,518	103,274
*	Espanola del Zinc SA	29,250	69,767
*	Estacionamientos Urbanos SA	4,200	0
	Europistas Concesionaria Espanola SA	174,940	1,233,678
	Faes Farma SA	36,107	723,095
	Funespana SA	6,354	63,510
	Grupo Empresarial Ence SA	18,593	562,225
* #	Grupo Picking Pack SA	206,486	88,464
	Hullas del Coto Cortes	8,666	112,786
	Iberpapel Gestion SA	6,700	147,604
	Inbesos SA	8,050	70,355
	Indo Internacional SA	33,600	266,458
	Indra Sistemas SA	75,200	1,349,654
	Inmobiliaria Colonial SA ICSA	35,200	1,714,924
	Inmobiliaria del Sur SA	378	61,740
*	Inmobiliaria del Sur SA Issue 2004	38	5,911
	Inmobiliaria Urbis SA	80,282	1,207,029
	Lingotes Especiales SA	22,080	141,705
*	LSB (La Seda de Barcelona SA) Series B	32,010	98,413
*	Mecalux SA	9,500	117,733
	Metrovacesa SA	744	39,768
	Miquel y Costas y Miquel SA	7,336	341,750
	Natra SA	14,979	118,275
*	Natraceutical SA	93,825	104,721
*	Nicolas Correa SA	15,750	83,259
	Obrascon Huarte Lain SA	65,366	748,618
	Pescanova SA	26,443	624,605
*	Prim SA	2,900	73,659
	Prosegur Cia de Seguridad SA	45,049	963,594
	Recoletos Grupo de Comunicacion SA	95,420	889,737
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	44,383	62,749
	Sol Melia SA	112,700	1,339,485
* #	SOS Cuetara SA	20,902	1,054,133
	Tavex Algodonera SA	31,944	137,389
*	Tecnocom Telecomunicaciones y Energia SA	6,300	51,590
#	Tele Pizza SA	178,016	387,452
	Transportes Azkar, SA	35,477	305,790

Tubacex SA	121,020	387,514
Tubos Reunidos SA	12,466	138,628
Unipapel SA	44,264	995,743
* Uralita SA	338,493	1,852,857
* Urbanizzciones y Transportes SA	12,213	22,035
Vidrala SA, Alava	47,040	959,287
Viscofan Industria Navarra de Envolturas Celulosicas SA	97,492	964,017
Zeltia SA	30,662	256,738
TOTAL COMMON STOCKS
(Cost $16,706,808)		$41,471,200

RIGHTS/WARRANTS — (0.0%)
* Service Point Solutions SA Rights 04/02/05	206,486	45,503
(Cost $168,654)
TOTAL — SPAIN
(Cost $16,875,462)		$41,516,703

		Shares	Value†

DENMARK — (4.3%)
COMMON STOCKS — (4.3%)
	Aarhus Oliefabrik A.S. Aeries A	4,950	476,419
*	Alm. Brand A.S.	28,360	911,763
	Amagerbanken A.S.	2,734	402,051
	Ambu International A.S. Series B	3,000	52,647
	Amtssparekassen Fyn A.S.	2,243	387,092
	Arkil Holdings A.S. Series B	270	44,686
	Bang & Olufsen Holding A.S. Series B	13,387	896,758
* #	Bavarian Nordic A.S.	4,930	456,270
*	Brodrene Hartmann A.S. Series B	5,865	147,939
*	Brondbyernes I.F. Fodbold A.S. Series B	2,000	20,905
	Bryggerigruppen A.S.	8,515	722,259
	Christian Hansen Holding A.S. Series B	10,855	1,591,029
	Codan A.S.	43,400	2,205,989
	Dalhoff, Larsen & Hornemann A.S. Series B	1,370	120,760
	Dampskibsselsk Torm A.S.	49,460	2,633,125
*	Dantherm Holding A.S.	2,400	44,318
	Danware A.S.	4,185	89,201
	DFDS A.S., Copenhagen	11,760	714,689
	DiskontoBanken A.S.	713	167,760
	DSV, De Sammensluttede Vognmaend A.S.	22,630	1,725,852
	East Asiatic Co., Ltd.	22,723	1,289,760
	Edb Gruppen A.S.	3,230	110,530
*	Fimiston Resources & Technology Ltd.	400	7,381
*	FLS Industries Series B	73,180	1,349,062
	Fluegger A.S. Series B	2,913	263,170
	Foras Holding A.S. Series A	13,292	167,897
	Forstaedernes Bank	4,322	363,321
*	Genmab A.S.	28,629	552,548
*	Glunz & Jensen A.S.	1,470	22,789
	GN Great Nordic A.S.	210,980	2,422,998
#	H&H International A.S. Series B	1,140	291,581
*	Hadsten Bank	70	12,180

	Harboes Bryggeri A.S.	575	227,017
	Hedegaard (Peder P.) A.S.	660	63,558
	Hojgaard Holding A.S. Series B	2,500	102,950
*	IC Co. A.S.	3,510	79,982
*	Incentive A.S.	3,575	11,508
*	Jyske Bank A.S.	75,520	2,822,147
	Kjobenhavns Sommer Tivoli A.S.	580	266,891
	Koebenhavns Lufthavne	9,910	2,361,378
*	Lan & Spar Bank A.S.	2,250	117,867
*	Lastas A.S. Series B	3,600	39,564
	Lollands Bank	150	34,015
* #	Neurosearch A.S.	9,160	425,256
#	NKT Holding A.S.	30,245	1,047,945
	Nordjyske Bank A.S.	920	194,733
*	NTR Holdings A.S.	1,130	13,771
	Oestjydsk Bank	550	74,858
	Per Aarsleff A.S. Series B	1,545	94,067
*	Pharmexa A.S.	12,940	64,523
	Ringkjobing Bank	1,670	144,166
	Ringkjobing Landbobank	1,620	657,624
	Rockwool, Ltd.	24,520	1,726,713
*	RTX Telecom A.S.	8,400	88,295
	Salling Bank	250	25,646
	Sanistal A.S. Series B	1,786	166,873
* #	SAS Danmark A.S.	34,300	346,767
	Satair A.S.	1,350	34,126
	Schouw & Co. A.S.	15,485	414,672
* #	Simcorp A.S.	5,240	428,407
	Sjaelso Gruppen A.S.	2,388	295,124
	Skjern Bank A.S.	725	64,486
*	Sondagsavisen A.S.	21,165	128,989
	Spar Nord Bank A.S.	6,823	861,159
	Sparbank Vest A.S.	6,600	310,753
	Sparekassen Faaborg A.S.	481	162,627
	Sydbank A.S.	81,720	1,649,058
	Thrane & Thrane A.S.	5,258	228,677
*	TK Development	12,478	82,370
*	Topdanmark A.S.	28,300	2,108,549
*	Treka A.S.	8,498	212,803
	Vestfyns Bank	200	26,840
	Vestjysk Bank A.S.	10,800	379,465
	VT Holdings Shares B	3,130	208,580
TOTAL COMMON STOCKS
(Cost $17,183,905)			$39,459,528

INVESTMENT IN CURRENCY — (0.0%)
*	Danish Krone		6,815
(Cost $6,823)
TOTAL — DENMARK
(Cost $17,190,728)			$39,466,343

		Shares	Value†

GREECE — (4.2%)
COMMON STOCKS — (4.2%)
*	A. Cambas Holding & Real Estate S.A.	45,937	119,709
*	Aegek S.A.	99,835	55,574
*	Agrotiki Insurance S.A.	34,455	107,101
	Aktor Technical Co. S.A.	196,380	735,279
	Alco Hellas ABEE S.A.	38,730	60,137
*	Alfa Alfa Energy S.A.	3,810	6,856
	Alfa-Beta Vassilopoulos S.A.	15,172	222,084
	Alisida S.A.	2,160	6,716
*	Allatini Industrial & Commercial Co.	15,370	22,295
	Alte Technological Co. S.A.	85,048	8,817
*	Altec Information & Communication Systems S.A.	80,278	43,620
	Alumil Milonas S.A.	27,516	90,865
*	Aluminum of Attica S.A.	104,982	25,828
	Anek Lines S.A.	60,821	88,077
	Arcadia Metal Industry C. Rokas S.A.	22,389	230,931
	AS Co. S.A.	25,370	23,010
*	Aspis Bank S.A.	72,374	254,076
*	Aspis Pronia General Insurance S.A.	48,640	33,392
*	Astir Palace Vouliagmenis S.A.	58,560	385,388
*	Athens Medical Center S.A.	104,974	252,650
	Athens Water Supply & Sewage Co. S.A.	53,245	405,360
	Atlantic Super Market S.A.	13,640	23,875
	Attica Holdings S.A.	138,964	523,512
	Attica Publications S.A.	16,674	81,258
	Atti-Kat S.A.	88,984	51,959
	Autohellas S.A.	44,980	226,091
	Babis Vovos S.A.	50,982	893,772
	Balafas Construction Holdings S.A.	15,200	3,744
	Bank of Attica S.A.	115,721	647,002
	Bank of Greece	18,682	2,445,122
	Bank of Piraeus S.A.	163,829	2,971,791
	Benrubi S.A.	11,121	71,745
	Betanet S.A.	11,220	46,821
*	Bitros Holdings S.A.	19,302	55,759
	Byte Computers S.A.	17,230	41,311
	Chipita S.A.	60,222	187,196
	Commercial Bank of Greece	1,960	51,734
*	Compucon Computer Applications S.A.	11,260	6,564
	Computer Peripherals International S.A.	9,110	8,620
	Cyclon Hellas S.A	18,131	13,854
	Daios Plastics S.A.	16,350	102,182
	Delta Holdings S.A.	33,747	261,521
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	38,330	65,960
	Dionic S.A.	12,948	10,731
	Domiki Krittis S.A.	17,730	13,547
	Dynamic Life S.A.	16,440	11,508
	Edrasi Psalllidas Technical Co. S.A.	31,108	30,227
	Egnatia Bank S.A.	117,107	392,930
	El. D. Mouzakis S.A.	31,653	25,401
	Elais Oleaginous Production S.A.	16,707	408,987
*	Elbisco Holding S.A.	56,000	329,507
	Elektrak S.A.	14,040	40,808

	Elektroniki of Athens S.A.	21,560	76,211
*	Elephant S.A.	26,310	17,018
	Elgeka S.A.	18,590	53,679
	Elmec Sport S.A.	64,256	138,184
	Elton S.A.	18,640	23,184
*	Empedos S.A.	15,974	1,657
	ETEM S.A. Light Metals Industry	37,502	86,963
*	Ethniki General Insurance Co. S.A.	118,768	513,668
*	Etma Rayon S.A.	11,242	15,007
*	Euro Reliance General Insurance	14,830	23,415
	Eurodrip S.A.	11,620	23,612
	Euromedica S.A.	33,300	75,195
*	European Techniki	32,750	9,764
	Everest S.A.	30,730	81,174
	Evrofarma S.A.	9,500	15,983
	F.G. Europe SA Common Registered Shares	4,536	18,233
*	Fanco S.A.	10,110	4,053
*	Forthnet S.A.	17,510	105,283
*	Fourlis S.A.	64,420	526,037
	Frigoglass S.A.	49,990	268,147
	G.Polyhronos S.A.	10,580	9,056
	Galaxidi Fish S.A.	12,940	8,037
	General Commercial & Industry	24,060	22,444
*	General Hellenic Bank	35,139	389,660
	Germanos S.A.	61,810	1,901,117
	Goody’s S.A.	17,740	280,413
	Halkor S.A.	121,226	277,830
	Hatziioannou S.A.	44,200	52,691
	Hellas Can Packaging Manufacturers S.A.	27,902	267,908
*	Hellenic Cables S.A.	26,908	33,515
	Hellenic Duty Free Shops S.A.	80,020	1,285,627
	Hellenic Fabrics S.A.	17,110	40,556
	Hellenic Sugar Industry S.A.	35,750	171,416
	Hellenic Technodomiki S.A.	193,927	884,760
	Heracles General Cement Co.	93,293	1,165,531
	Hermes Real Estate S.A.	78,424	334,905
*	Hippotour S.A.	12,155	10,867
	Hyatt Regency S.A.	130,260	1,543,004
	Iaso S.A.	49,300	201,493
	Iktinos Hellas S.A.	6,500	13,807
	Inform P. Lykos S.A.	20,610	85,367
	Informatics S.A.	7,556	2,937
*	Intersat S.A.	19,392	8,798
	Intertech S.A.	12,236	35,341
	Intracom Constructions S.A.	30,520	40,236
	Intracom S.A.	186,126	930,275
*	Ionian Hotel Enterprises S.A.	16,754	204,273
	Ipirotiki Software & Publications S.A.	22,110	55,323
*	J Boutaris & Son Holding S.A.	28,150	26,589
	J&P-Avax S.A.	100,626	456,613
	Kalpinis - N. Simos Steel Service Center	12,432	57,936
	Karelia Tobacco Co., Inc. S.A.	2,160	176,330
	Kathimerini S.A.	21,240	189,800
	Katselis Sons S.A.	18,000	53,168

	Kego S.A.	21,670	31,441
	Kekrops S.A.	2,244	33,185
*	Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	14,505
*	Klonatex Group S.A. Bearer Shares	20,351	21,073
	Kordellou Brothers S.A.	12,300	33,463
*	Lambrakis Press S.A.	107,586	402,376
*	Lampsa Hotel Co.	19,051	159,319
*	Lan-Net S.A.	31,675	48,882
*	Lavipharm S.A.	39,294	51,885
	Lazarides Vineyards S.A.	18,326	26,604
*	Logic Dis S.A.	77,230	30,961
*	Loulis Mills S.A.	15,382	33,663
*	Mailis (M.J.) S.A.	101,594	523,816
*	Maritime Company of Lesvos S.A.	30,753	15,544
*	Maxim Knitwear Factory C.M. Pertsinidis	16,360	6,134
	Medicon Hellas S.A.	2,860	16,144
	Mesochoritis Bros. Construction Co. S.A.	23,700	9,211
	Metka S.A.	59,820	405,900
	Michaniki S.A.	98,065	229,873
	Minerva Knitwear	5,140	10,186
	Minoan Lines S.A.	77,309	300,444
	MLS Multimedia S.A.	8,300	13,549
	Mochlos S.A.	101,679	50,102
	Motor Oil (Hellas) Corinth Refineries S.A.	152,870	2,162,355
	Mytilineos Holdings S.A.	47,000	463,867
*	N. Levederis S.A.	8,355	6,585
	N.B.G. Real Estate Development Co.	134,960	590,160
*	Naoussa Spinning Mills S.A.	21,832	10,457
*	Naoussa Spinning Mills S.A.	54,575	26,141
	Naytemporiki S.A.	26,080	53,978
*	Neochimiki Lv Lavrentiadis S.A.	30,890	156,208
*	Neorion-Syro’s Shipyards S.A.	27,210	32,764
*	Newsphone Hellas Audiotex SA	23,890	102,246
	Nexans Hellas S.A.	3,003	8,372
	Nikas S.A.	25,287	159,861
	Notos Com.Holdings S.A.	94,554	391,726
	Pantechniki S.A.	50,460	78,409
*	Pegasus Publishing & Printing S.A.	58,590	120,786
	Persefs S.A. Health Care	23,592	18,325
	Petros Petropoulos S.A.	7,360	52,106
*	Petzetakis S.A.	22,560	56,420
*	Pilias S.A.	103,584	18,768
	Pipeworks L. Girakian Profil S.A.	11,730	19,760
	Piraeus Leasing	5,765	45,588
*	Prodeftiki Technical Co.	32,257	13,358
*	Promota Hellas S.A.	26,580	11,677
	Rilken S.A.	1,982	14,082
*	Sanyo Hellas S.A.	59,251	43,704
	Sarantis S.A.	43,940	332,291
	Sato S.A.	28,850	26,527
*	Selected Textile Industry Assoc. S.A.	44,649	25,427
	Sfakianakis S.A.	13,390	79,410
*	Sheet Steel S.A.	25,850	5,694
*	Shelman Hellenic-Swiss Wood S.A.	38,042	43,848

	Silver and Baryte Ores Mining Co. S.A.	34,961	259,752
*	Singular S.A.	54,600	181,117
	Spyroy Agricultural House S.A.	22,258	24,497
*	Stabilton S.A.	27,530	2,855
	Strintzis Shipping Lines S.A.	131,240	170,004
	Technical Olympic S.A.	180,370	1,106,727
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,787
	Teletypos S.A. Mega Channel	36,227	155,657
	Terna Tourist Technical & Maritime S.A.	63,180	484,541
	Themeliodomi S.A.	37,422	23,285
	Thrace Plastics Co. S.A.	45,500	64,222
	Uncle Stathis S.A.	10,999	82,671
	Unisystems S.A.	41,820	82,840
	Vardas S.A.	13,780	40,708
*	Varvaressos S.A. European Spinning Mills	7,200	4,858
*	Veterin S.A.	18,984	21,391
	Viohalco S.A.	296,585	2,364,721
	Vioter S.A.	61,470	85,887
*	Vis Container Manufacturing Co.	4,259	13,654
*	Zampa S.A.	830	11,632
TOTAL COMMON STOCKS
(Cost $36,169,134)			$39,340,860

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	9,606
(Cost $8,592)

RIGHTS/WARRANTS — (0.0%)
*	Logic Data Information Rights 04/05/05	77,230	463
(Cost $0)
TOTAL — GREECE
(Cost $36,177,726)			$39,350,929

		Shares	Value†

NORWAY — (4.0%)
COMMON STOCKS — (4.0%)
*	Aker Kvaerner OGEP ASA	45,609	1,531,258
#	Aker Yards ASA	28,121	925,920
	Aktiv Kapital ASA	57,017	1,059,134
*	Arendals Fosse Kompani ASA	100	10,652
*	Blom ASA	18,367	37,572
	Bonheur ASA	16,850	1,033,225
*	Choice Hotel Scandinavia ASA	27,740	100,687
*	Corrocean ASA	19,321	11,240
	Det Norske Oljeselskap ASA Series A	88,945	599,488
* #	DOF ASA	97,006	342,186
* #	EDB Elektronisk Data Behandling ASA	149,417	1,223,990
	Ekornes ASA	56,490	1,226,328
* #	Eltek ASA	40,842	508,327
	Expert ASA	48,758	519,161
	Farstad Shipping ASA	60,790	808,410
* #	Fjord Seafood ASA	783,483	288,399

* #	Fred Olsen Energy ASA	91,600	1,723,265
	Ganger Rolf ASA	6,690	386,220
	Gresvig ASA	4,590	33,653
*	Home Invest ASA	15,077	11,897
*	Independent Oil Tools ASA	75,603	16,704
*	Itera Consulting Group ASA	45,000	20,572
#	Kongsberg Gruppen ASA	49,500	789,198
	Kverneland ASA	16,160	203,790
*	Leroy Seafood Group ASA	15,200	87,546
* #	Merkantildata ASA	320,521	117,072
*	Natural ASA	10,143	52,249
#	Nera ASA	187,753	393,596
*	Nordic Semiconductor ASA	25,000	263,374
*	Northern Offshore, Ltd.	214,000	90,827
* #	Ocean Rig ASA	105,531	631,078
	Odfjell ASA Series A	49,820	2,019,911
	Olav Thon Eiendomsselskap ASA	8,320	590,235
*	Otrum ASA	9,000	44,442
*	P4 Radio Hele Norge ASA	32,200	103,642
*	Petrolia Drilling ASA	100,000	8,708
*	Photocure ASA	26,690	147,336
	Prosafe ASA	55,980	1,757,634
	Rieber and Son ASA Series A	63,654	564,989
*	Scana Industrier ASA	50,000	27,655
*	Scana Industrier ASA Rights	20,178	175
	Schibsted ASA	112,960	2,966,080
*	Sinvest ASA	50,720	220,383
	Smedvig ASA Series A	83,580	1,567,345
* #	Software Innovation ASA	13,423	41,111
	Solstad Offshore ASA	54,100	645,150
	Steen and Stroem ASA	19,512	532,949
	Storebrand ASA	183,330	1,661,479
*	Synnove Finden ASA	4,200	21,601
	Tandberg ASA Series A	217,280	2,268,633
* #	Tandberg Data ASA	58,950	100,537
*	Tandberg Storage ASA	48,450	21,424
*	Tandberg Television ASA	90,430	1,132,611
*	Telecomputing ASA	44,963	71,596
* #	Tgs-Nopec Geophysical Co. ASA	40,910	1,197,309
	Tomra Systems ASA	294,480	1,316,731
*	TTS Marine ASA	12,000	45,335
*	Tybring-Gjed ASA	145,146	74,407
*	Unit 4 Agresso NV	4,620	50,307
	Veidekke ASA	21,846	430,390
	Visma ASA	47,393	537,881
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	1,560,565
TOTAL COMMON STOCKS
(Cost $19,160,898)			$36,775,569

INVESTMENT IN CURRENCY — (0.0%)
*	Norwegian Krone		17,483
(Cost $17,743)

	Shares	Value†

RIGHTS/WARRANTS — (0.0%)
* Fjord Seafood ASA Rights 03/29/05	39,174	62
(Cost $0)
TOTAL — NORWAY
(Cost $19,178,641)		$36,793,114

		Shares	Value†

BELGIUM — (3.6%)
COMMON STOCKS — (3.6%)
*	Abfin SA	2,560	0
#	Ackermans & Van Haaren SA	45,684	1,867,473
* #	Arinso International NV	14,739	210,230
*	Associated Weavers International	5,057	72,430
#	Banque Nationale de Belgique	710	3,165,159
	Barco (New) NV	14,112	1,146,163
	Bekaert SA	27,746	2,330,984
	Brantano NV	2,060	126,982
	Brederode SA	12,180	337,515
	Carrieres Unies Porphyre	20	35,575
	CFE (Compagnie Francois d’Entreprises)	2,080	820,731
	Cofinimmo SA	9,778	1,577,804
	Commerciale de Brasserie SA COBRHA	115	156,717
	Compagnie Maritime Belge	41,185	1,573,506
#	Deceuninck SA	63,700	1,947,748
	D’Ieteren SA	5,831	1,368,043
	Distrigaz	57	251,005
*	Docpharma SA NV	4,489	163,013
	Dolmen Computer Applications	2,992	38,119
	Duvel Moorgat NV	5,019	179,415
	Euronav SA	41,185	1,366,729
	EVS Broadcast Equipment SA	1,100	140,960
	Exmar NV	4,333	286,161
	Floridienne NV	2,033	168,200
	Glaces de Moustier-sur-Sambre SA	13,370	615,969
*	ICOS Vision Systems Corp. NV	9,969	261,922
*	Immobel (Cie Immobiliere de Belgique SA)	4,600	207,781
*	Innogenetics NV	30,585	537,018
*	Integrated Production & Test Engineering NV	4,380	16,518
*	International Brachtherapy SA	9,935	58,380
*	Ion Beam Application SA	29,435	250,306
*	Ipso-Ilg SA	5,990	54,781
	Keytrade Bank SA	2,800	98,277
	Kinepolis Group NV	5,020	181,387
	Lotus Bakeries NV	650	89,795
#	Melexis NV	47,001	575,448
#	Metiers Automatiques Picanol	16,120	386,744
*	Neuhaus NV	670	37,417
	Nord-Sumatra Investissements SA	650	291,124
	Omega Pharma SA	28,203	1,458,453
*	Option NV	9,570	314,330
	Papeteries de Catala SA	315	34,953
	Quick Restaurants SA	19,501	385,115
* #	Real Software SA	55,542	36,739

	Recticel SA	22,870	214,564
	Resilux NV	1,754	87,192
	Rosier SA	655	108,836
	Roularta Media Groep	9,837	700,209
*	Sait Radioholland	7,313	39,706
	Sapec SA	3,635	344,301
*	Sapec SA VVPR	75	224
#	Sioen Industries	21,502	268,868
*	SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,545	269,069
*	Solvus SA	38,344	801,514
*	Solvus SA Interim Strip VVPR	18,176	236
	Spector Photo Group SA	5,408	43,489
*	Systemat SA	12,107	90,214
	Telindus Group SA	51,172	594,940
	Ter Beke NV	2,281	192,615
	Tessenderlo Chemie	40,743	1,766,127
	UNIBRA	1,600	162,296
	Union Miniere SA	9,586	973,377
	Van de Velde NV	2,683	480,317
	VPK Packaging Group SA	7,185	254,290
#	Warehouses de Pauw Sicafi	6,608	306,606
TOTAL COMMON STOCKS
(Cost $19,228,637)			$32,922,109

RIGHTS/WARRANTS — (0.0%)
*	Belge des Betons Contingent Rights	8,500	0
(Cost $0)
TOTAL — BELGIUM
(Cost $19,228,637)			$32,922,109

		Shares	Value†

IRELAND — (2.9%)
COMMON STOCKS — (2.9%)
	Abbey P.L.C.	50,849	599,606
*	Arcon International Resources P.L.C.	134,275	76,648
*	Ardagh P.L.C.	14,262	46,276
*	Datalex P.L.C.	72,754	36,786
	DCC P.L.C.	123,966	2,886,656
	Donegal Creameries P.L.C.	18,079	100,503
*	Dragon Oil P.L.C.	307,485	510,236
	FBD Holdings P.L.C.	23,114	638,202
	Fyffes P.L.C.	630,111	1,836,206
	Glanbia P.L.C.	321,765	1,115,844
	Grafton Group P.L.C.	284,256	3,366,016
	Greencore Group P.L.C.	306,561	1,283,580
*	Horizon Technology Group P.L.C.	45,564	66,800
	IAWS Group P.L.C.	153,525	2,320,410
	IFG Group P.L.C.	52,309	68,486
	Independent News & Media P.L.C.	645,069	2,124,933
*	Iona Technologies P.L.C.	53,750	220,084
	Irish Intercontental Group P.L.C.	37,153	457,433

*	IWP International P.L.C.	39,611	7,702
	Jurys Hotel Group P.L.C.	114,531	1,736,256
*	Kenmare Resources P.L.C.	942,269	404,000
	Kingspan Group P.L.C.	185,024	2,216,172
	McInerney Holdings P.L.C.	58,094	655,057
	Paddy Power P.L.C.	71,162	1,216,285
	Readymix P.L.C.	109,762	316,166
	United Drug P.L.C.	442,555	2,001,091
*	Waterford Wedgwood P.L.C.	2,737,730	134,858

TOTAL — IRELAND
(Cost $16,670,818)			$26,442,292

		Shares	Value†

AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
	Agrana Beteiligungs AG	2,185	214,939
	Andritz AG	13,609	1,216,305
*	Austria Email AG	715	3,244
*	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft	42,784	436,582
	Bank Fuer Kaernten und Steiermark AG	520	64,711
* #	Betandwin.com Interactive Entertainment AG	12,749	1,181,486
	Bohler Uddeholm AG	11,195	1,526,613
	BWT AG	21,819	737,914
*	Ca Immobilien Invest AG	34,837	918,339
	Constantia-Verpackungen AG	19,123	718,384
*	Conwert Immobilien Invest AG	5,762	98,667
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	1,526	41,989
	Flughafen Wien AG	25,698	1,726,299
	Frauenthal Holding AG	485	44,929
*	Immofinanz Immobilien Anlagen AG	165,130	1,504,497
	Lenzing AG	3,948	1,056,952
	Manner (Josef) & Co. AG	870	50,186
	Mayr-Melnhof Karton AG	11,760	1,868,786
	Oberbank AG	5,384	556,226
	Palfinger AG	10,383	591,101
* #	RHI AG, Wien	20,812	643,210
	Rosenbauer International AG	1,530	126,059
*	S&T System Integration & Technology Distribution AG	1,947	70,928
	Schoeller-Bleckmann Oilfield Equipment AG	6,865	168,680
*	Sparkassen Immobilien AG	29,760	316,991
	Ubm Realitaetenentwicklung AG	1,440	65,623
#	Uniqa Versicherungen AG	128,555	2,196,145
	Voestalpine AG	30,095	2,322,854
	Wienerberger AG	24,392	1,110,272
*	Wolford AG	4,900	114,293
TOTAL COMMON STOCKS
(Cost $11,511,078)			$21,693,204

RIGHTS/WARRANTS — (0.0%)
* Conwert Immobillien Invest AG Rights 03/31/05	5,762	75
* Jenbacher AG Rights 03/31/08	7,860	0
* Schoeller-Bleckmann Oilfield Equipment AG Rights 03/25/05	5,190	0
* Sparkassen Immobilien AG Rights 03/16/05	29,760	386
TOTAL RIGHTS/WARRANTS
(Cost $0)		$461

TOTAL — AUSTRIA
(Cost $11,511,078)		$21,693,665

		Shares	Value†

PORTUGAL — (1.4%)
COMMON STOCKS — (1.4%)
*	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	294,348
	Efacec Capital SGPS SA	60,600	177,412
*	Finibanco Holdings SGPS, SA	35,482	57,056
*	Gescartao SGPS SA	10,107	143,744
	Ibersol SGPS SA	14,462	96,538
* #	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,367,034
*	Investimentos Participacoes e Gestao SA Inapa	43,702	146,121
*	Jeronimo Martins SGPS SA	170,757	2,600,865
	Mota-Engil SGPS SA	250,900	796,134
* #	Novabase SGPS	56,005	439,683
* #	ParaRede-SGPS SA	97,133	46,567
	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	865,685
	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	421,349
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	283,243
*	Sociedad Construcoes Soares da Costa SA	19,200	45,027
#	Sociedade de Investimento e Gestao SGPS SA	160,396	981,646
	Sonae SGPS SA	1,079,900	1,622,979
* #	Sonaecom SGPS SA	321,175	1,669,539
*	Sporting Sociedad Desportiva de Futebol	3,301	10,710
	Teixeira Duarte Engenharia e Construcoes SA	609,000	891,407

TOTAL — PORTUGAL
(Cost $6,843,117)			$12,957,087

Value†

EMU — (0.6%)
INVESTMENT IN CURRENCY — (0.6%)
* Euro Currency	5,265,704
(Cost $5,263,152)

		Shares	Value†

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Epicor Software Corp.	2,171	28,440
*	InFocus Corp.	10,455	60,012

TOTAL — UNITED STATES
(Cost $214,919)	$88,452

	Face
	Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (12.9%)

Repurchase Agreement, Deutsche Bank Securities, Mizuho Securities USA & Bear Stearns 2.67 and 2.70%, 04/01/05 (Collateralized by $223,154,246 U.S. Treasury Notes and Strips, interest rates ranging from 3.00% to 6.875%, maturities ranging from 02/15/05 to 02/15/31, valued at $109,912,519) to be repurchased at $108,121,154 (Cost $108,113,121)	$108,113	108,113,121

Repurchase Agreement, PNC Capital Markets, Inc. 2.61%, 04/01/05 (Collateralized by $10,706,000 FNMA Notes 2.95%, 11/14/07, valued at $10,772,913) to be repurchased at $10,613,769 (Cost $10,613,000)	10,613	10,613,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $118,726,121)		$118,726,121

TOTAL INVESTMENTS — (100.0%)
(Cost $606,370,707) ††		$922,647,981

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $606,371,076.

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust has twenty-one portfolios.

Security Valuation

Securities held by The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series, ( the “International Equity Portfolios”) which are listed on a securities exchange are valued at the last quoted sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of SA Funds – Investment Trust have concluded that such disclosure controls and procedures are effective as of May 18, 2005 and May 31, 2005, respectively.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of SA Funds – Investment Trust that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA  FUNDS- INVESTMENT TRUST

By:	/s/ Al Steele
Al Steele
President ,Chief Executive Officer
And Principal Executive Officer

Date: May 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Denis Taillieu
Denis Taillieu
Treasurer, Chief Financial and
Accounting Officer and Principal
Financial Officer

Date: May 31, 2005

By:	/s/ Al Steele
Al Steele
President ,Chief Executive Officer
And Principal Executive Officer

Date: May 18, 2005